    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2012.

                                                             FILE NO. 333-101949

                                                                       811-09295

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 19                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 395                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-6085
              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2012, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                     PART A

HARTFORD LEADERS PLUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)


PO BOX 14293
LEXINGTON, KY 40512-4293



1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
WWW.HARTFORDINVESTOR.COM



                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This variable annuity is a contract ("Contract") between you and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This Prospectus provides information regarding Leaders Series III, Series IIR and Series II Contracts. This Contract is closed to new investors.


Portfolio Companies included in this Prospectus:



X  Invesco



X  American Funds Insurance Series



X  Franklin Templeton Investments



X  Hartford HLS Funds



X  MFS Investment Management


Please read this prospectus carefully before investing and keep it for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long time horizon for the investments or intend to engage in market timing. If you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA"), you will get NO ADDITIONAL TAX advantage from this variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. The tax rules that apply to variable annuities can be complicated - - before investing, you may want to consult a tax adviser about the tax consequences to you of investing in a variable annuity.

This prospectus is written in connection with the promotion or marketing of the matters(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.


          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]


--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2012



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2012

2

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TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            11
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        19
  c.  Surrenders                                                              20
  d.  Annuity Payouts                                                         22
  e.  Standard Death Benefits                                                 25
6. OPTIONAL DEATH BENEFITS                                                    29
  a.  MAV Plus                                                                29
7. OPTIONAL WITHDRAWAL BENEFITS                                               31
  a.  The Hartford's Principal First Preferred                                31
  b.  The Hartford's Lifetime Income Foundation                               34
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          49
8. MISCELLANEOUS                                                              53
  a.  Definitions                                                             53
  b.  State Variations                                                        56
  c.  Financial Statements                                                    58
  d.  More Information                                                        58
  e.  Legal Proceedings                                                       58
  f.  How Contracts Are Sold                                                  59
9. FEDERAL TAX CONSIDERATIONS                                                 61
10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                      67
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      75
APPENDIX I - EXAMPLES                                                    APP I-1
APPENDIX II - ACCUMULATION UNIT VALUES                                  APP II-1
APPENDIX A - PRODUCT COMPARISON INFORMATION                              APP A-1
APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER                      APP B-1
APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE      APP C-1
 HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
APPENDIX D - INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD        APP D-1

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1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity lets you:

X  Invest among different investment options. (Sections 3, 5(a) & Appendix A)

X  Make tax-free transfers among investment options. (Sections 5(a), 9 & 10)

X Defer taxes on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)

X Choose from among several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2 & 7)

X Collect Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))

X  Select among different Death Benefits. (Sections 2, 5(e), 6, 7(b) & 7(c))

B. HOW TO BUY OUR VARIABLE ANNUITY (Sections 5(a), 8(a) & Appendix A)

[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Include the applicable minimum Premium Payment.

[Thumbs up]   Choose an optional feature right for you. Options include:

           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
Preferred*
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects**                                Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II**                                     Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Foundation**                             Benefit

*   Closed to new investors.

**  No longer available for sale.

For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 7.

Not every variation of this variable annuity may be available from your Financial Intermediary.

4

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C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II & A)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

- Will you use the variable annuity primarily to save for retirement or a similar long-term goal?
- Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?
- Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?
- Do you intend to hold this variable annuity long enough to avoid paying any applicable surrender charges if you have to withdraw money?
- If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any applicable surrender charges you might have to pay if you withdraw your money before the end of any surrender charge period for the new annuity?
-     Do you need an optional living or Death Benefit?
- If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you are buying. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your application and Contract. Even though we have included comparison information about other variations of this variable annuity so that you can have a better idea which one might be appropriate for you, you may only need to focus only on those sections that specifically apply to the form of variable annuity you chose.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We pay a commission for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                8%
  Second Year                                                                                               8%
  Third Year                                                                                                8%
  Fourth Year                                                                                               8%
  Fifth Year                                                                                                7%
  Sixth Year                                                                                                6%
  Seventh Year                                                                                              5%
  Eighth Year                                                                                               4%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

                                                          SERIES II/IIR  SERIES III
-----------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (1)                                    $30           $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF
 AVERAGE DAILY ACCOUNT VALUE)
  Mortality and Expense Risk Charge1.50                           1.50%       1.50%
  Administrative Charge                                           0.15%       0.20%
  Total Separate Account Annual Expenses                          1.65%       1.70%
MAXIMUM OPTIONAL CHARGES (AS A PERCENTAGE OF AVERAGE
 DAILY ACCOUNT VALUE)
  The Hartford's Principal First Preferred Charge (5)             0.20%       0.20%
  The Hartford's Principal First Charge (2)(5)                    0.75%       0.75%
  MAV/MAV Plus Charge                                             0.30%       0.30%
  Total Separate Account Annual Expenses with optional
   benefit separate account charges                               2.70%       2.75%
MAXIMUM OPTIONAL CHARGES (3) (AS A PERCENTAGE OF BENEFIT
 AMOUNT OR PAYMENT BASE (4))
  The Hartford's Lifetime Income Foundation (5)                   0.30%       0.30%
  The Hartford's Lifetime Income Builder II Charge
   (2)(5)                                                         0.75%       0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)            0.75%       0.75%
THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS (2)(3)(5)
  Single Life Option Charge                                       1.50%       1.50%
  Joint/Spousal Life Option Charge                                1.50%       1.50%

6

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
THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
 (2)(3)(5)
  Single Life Option Charge                                     1.50%      1.50%
  Joint/Spousal Life Option Charge                              1.50%      1.50%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.


(2) Current rider charges are: The Hartford's Lifetime Income Builder - 0.75%; The Hartford's Lifetime Income Builder II - 0.75%; The Hartford's Principal First - 0.75%; Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50% (currently waived to 0.85% and 1.15%, respectively).


(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."

(5)  You may not own more than one of these optional riders at the same time.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.42%              1.41%
(these are expenses that are deducted from Sub-Account
assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

SERIES II / IIR


(1)  If you Surrender your Contract at the end of the applicable time period:



10 year                                                                   $1,208
3 years                                                                   $2,123
5 years                                                                   $2,950
10 years                                                                  $4,599



(2)  If you annuitize at the end of the applicable time period:



10 year                                                                     $344
3 years                                                                   $1,251
5 years                                                                   $2,165
10 years                                                                  $4,490



(3)  If you do not Surrender your Contract:



10 year                                                                     $450
3 years                                                                   $1,357
5 years                                                                   $2,273
10 years                                                                  $4,599


SERIES III


(1)  If you Surrender your Contract at the end of the applicable time period:



10 year                                                                   $1,213
3 years                                                                   $2,137
5 years                                                                   $2,972
10 years                                                                  $4,641



(2)  If you annuitize at the end of the applicable time period:



10 year                                                                     $350
3 years                                                                   $1,265
5 years                                                                   $2,189
10 years                                                                  $4,532



(3)  If you do not Surrender your Contract:



10 year                                                                     $455
3 years                                                                   $1,372
5 years                                                                   $2,296
10 years                                                                  $4,641


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will

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consider what action may be appropriate, including removing the Fund from the
Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2011, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment


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Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment
Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2011, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2011, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $122.5 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

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4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

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Refer to Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

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HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Registered Representative.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

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STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12

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  month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

16

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-   Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


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WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a

18

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  result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS - If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

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You must wait 6 months after your most recent transfer from the Fixed
Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS - Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY - You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

20

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ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES

We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

SALES CHARGES

We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

Please see "Synopsis" for a description of charges and fees.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

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                                                                          21

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Both full and partial Surrenders are taken proportionally out of the
Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to Death Benefits and optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to

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accept telephone instructions for partial Surrenders from either Contract Owner.
Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout

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or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

24

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When choosing this option, you must decide what will happen to the Annuity
Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts - If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts - Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts - Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

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                                                                          25

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The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout - You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

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26

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THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

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ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

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28

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WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

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6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D. Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

    If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

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-   A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.

WHEN CAN YOU BUY THIS RIDER?

You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

For investors purchasing a Contract after August 14, 2006, the maximum age of any Contract Owner or Annuitant when electing this rider is age 70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans. If not elected at issue, Plus Contract Owners must wait until after the first Contract Anniversary before purchasing this benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

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Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. You may terminate this rider by submitting The Hartford's Principal First Preferred Termination Form to our Administrative Office or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

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If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.


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-   The 2009 change to the Internal Revenue Code pertaining to Required Minimum
    Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Foundation is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would

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otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar

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36

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       basis. Alternatively, if cumulative partial Surrenders taken prior to an
       Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

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You may not convert your Joint/Spousal Option election to a Single Life Option.
In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues


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38

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

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                                                                          39

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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

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40

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These options may not be available if the Contract is issued to qualify under
Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may also prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

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                                                                          41

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-   You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

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42

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For the Single Life Option, the Covered Life is most often the same as the
Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment

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                                                                          43

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  Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or

44

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Annuitant. Termination of this rider will result in the rescission of the
Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.


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                                                                        45

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You may not convert your Joint/Spousal Option election to a Single Life Option.
In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues


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46

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the

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time of Spousal Contract continuation, the rider will terminate and the
Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those

48

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offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. We may reserve the right to prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. We also reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

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-   We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit
    Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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-   Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

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8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is:



The Hartford Wealth Management - Individual Annuities, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
The Hartford Wealth Management - Individual Annuities, PO Box 14293, Lexington, KY 40512-4293


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

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CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

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PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.


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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- CALIFORNIA - Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT - There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply. The Contingent Deferred Sales Charge is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.

- FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

- ILLINOIS - The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation.

-   MASSACHUSETTS - The Nursing Home Waiver is not available.

-   MINNESOTA - MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.

- NEW JERSEY - The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider. The Nursing Home Waiver is not available.

- NEW YORK - We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.

-   OHIO - The Fixed Accumulation Feature is not available.

-   OKLAHOMA - The only AIRs available are 3% and 5%.

- OREGON - We will accept subsequent Premium Payments during the first three Contract Years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

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-   PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option. The Contingent Deferred Sales Charge is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.

- WASHINGTON - MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts.


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C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the

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Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

F. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2011. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

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
ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2011, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc.,
H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2011, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2011, Additional Payments did not in the aggregate exceed approximately $33 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total


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individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.4 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.



Financial Intermediaries that received Additional Payments in 2011, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into

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account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.


The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c.


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      below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a Full Surrender after such date, only the excess of the amount received (after any Surrender Charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).


       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a taxpayer's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

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       6.   Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.


The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").


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The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.



Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.



If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.


    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in

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1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the

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payment of any amount from the Contract, or the transfer of any interest in the
Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.


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We do not currently offer the Contracts in connection with all of the types of
Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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A SIMPLE Plan may designate a single financial institution (a Designated
Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g. $50,000 in 2012) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

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    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,000 for 2012). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).


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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

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For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

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8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year

74

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period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                               APP I-1

-------------------------------------------------------------------------------

APPENDIX I - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-32

APP I-2

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PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

-------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

-------------------------------------------------------------------------------

EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $105,000 x .0075 = $787.50, this amount is deducted from the Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $99,000 x .0075 = $742.50, this amount is deducted from the Contract Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

                                                               APP I-9

-------------------------------------------------------------------------------

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $119,000 x .0075 = $892.50, this amount is deducted from the Contract Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $200,000 x .0075 = $1500, this amount is deducted from the Contract Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME FOUNDATION

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

-------------------------------------------------------------------------------

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment / Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                     $1,380.50
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP I-32

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

                                                                    APP I-33

-------------------------------------------------------------------------------

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

APP I-34

-------------------------------------------------------------------------------

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



SERIES II / IIR



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.947        $11.700         $9.593        $13.836        $13.202
  Accumulation Unit Value at end of
   period                                $12.901        $12.947        $11.700         $9.593        $13.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,342          5,094          6,277          8,084         10,207
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.580        $12.400        $10.275              -              -
  Accumulation Unit Value at end of
   period                                $13.389        $13.580        $12.400              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             51             24              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.047         $0.948         $0.753         $1.205         $1.201
  Accumulation Unit Value at end of
   period                                 $1.020         $1.047         $0.948         $0.753         $1.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,197         36,043         44,860         58,150         68,553
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.106        $12.901        $10.357              -              -
  Accumulation Unit Value at end of
   period                                $13.606        $14.106        $12.901              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             23              6              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.472        $13.822        $12.478        $13.994        $13.769
  Accumulation Unit Value at end of
   period                                $15.103        $14.472        $13.822        $12.478        $13.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,643          4,262          5,099          5,307          5,860
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.753        $11.344        $10.350              -              -
  Accumulation Unit Value at end of
   period                                $12.139        $11.753        $11.344              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97             76             47              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.458        $12.035        $11.154        $10.958        $10.199
  Accumulation Unit Value at end of
   period                                $12.810        $12.458        $12.035        $11.154        $10.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,143          1,085          1,163          1,235            292
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.681        $11.404        $10.254              -              -
  Accumulation Unit Value at end of
   period                                $11.886        $11.681        $11.404              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             14              4              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.705        $10.903        $10.231         $9.244
  Accumulation Unit Value at end of
   period                                $13.202        $11.705        $10.903        $10.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,265         11,476         11,007          8,151
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.040         $0.986         $0.913         $0.785
  Accumulation Unit Value at end of
   period                                 $1.201         $1.040         $0.986         $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             74,980         76,680         75,252         57,297
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.084        $13.094        $12.592        $12.195
  Accumulation Unit Value at end of
   period                                $13.769        $13.084        $13.094        $12.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,010          6,387          6,390          6,217
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.025              -              -              -
  Accumulation Unit Value at end of
   period                                $10.199              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.561         $9.604         $6.988        $12.076        $10.897
  Accumulation Unit Value at end of
   period                                 $9.884        $10.561         $9.604         $6.988        $12.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,453          1,852          2,389          2,431          2,020
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.616        $14.352        $10.553              -              -
  Accumulation Unit Value at end of
   period                                $14.462        $15.616        $14.352              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              2              6              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.417        $14.935        $10.670        $17.607        $15.585
  Accumulation Unit Value at end of
   period                                $14.713        $16.417        $14.935        $10.670        $17.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,396          1,736          2,126          2,597          3,052
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.983        $14.694         $9.573              -              -
  Accumulation Unit Value at end of
   period                                $14.174        $15.983        $14.694              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             15              3              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.743        $18.057        $11.381        $24.896        $20.843
  Accumulation Unit Value at end of
   period                                $17.293        $21.743        $18.057        $11.381        $24.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                625            821            953          1,099          1,517
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.803        $16.620         $9.850              -              -
  Accumulation Unit Value at end of
   period                                $15.585        $19.803        $16.620              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              7              3              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.826        $11.843         $8.636        $15.671        $14.181
  Accumulation Unit Value at end of
   period                                $13.018        $13.826        $11.843         $8.636        $15.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,075          9,796         11,953         14,679         17,290
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.184        $14.010         $9.446              -              -
  Accumulation Unit Value at end of
   period                                $15.079        $16.184        $14.010              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                180            139             39              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.289        $11.212         $8.685        $14.207        $13.750
  Accumulation Unit Value at end of
   period                                $11.866        $12.289        $11.212         $8.685        $14.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,406         10,086         11,936         14,761         17,696
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.226        $13.117         $9.281              -              -
  Accumulation Unit Value at end of
   period                                $13.594        $14.226        $13.117              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            105             33              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.988              -              -              -
  Accumulation Unit Value at end of
   period                                $10.897              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                815              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.157        $11.725        $10.504         $8.643
  Accumulation Unit Value at end of
   period                                $15.585        $13.157        $11.725        $10.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,235          3,266          3,089          2,483
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.081        $13.853        $11.651         $8.741
  Accumulation Unit Value at end of
   period                                $20.843        $17.081        $13.853        $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,547          1,535          1,361          1,011
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.080        $11.445        $10.342         $8.949
  Accumulation Unit Value at end of
   period                                $14.181        $13.080        $11.445        $10.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,524         19,458         18,755         15,275
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.134        $11.656        $10.736         $9.231
  Accumulation Unit Value at end of
   period                                $13.750        $12.134        $11.656        $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,476         20,433         19,977         16,196
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.099        $15.262        $10.845        $19.051        $16.137
  Accumulation Unit Value at end of
   period                                $13.624        $16.099        $15.262        $10.845        $19.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,886          2,313          2,747          3,513          4,174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.638        $14.982         $9.374              -              -
  Accumulation Unit Value at end of
   period                                $13.095        $15.638        $14.982              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             32             22              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.257        $23.509        $15.970        $28.176        $21.665
  Accumulation Unit Value at end of
   period                                $23.071        $27.257        $23.509        $15.970        $28.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                609            851            937            977          1,124
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.522        $15.272        $10.484              -              -
  Accumulation Unit Value at end of
   period                                $14.676        $17.522        $15.272              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             53             22              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.571        $10.124         $7.740        $12.165        $10.818
  Accumulation Unit Value at end of
   period                                $10.835        $11.571        $10.124         $7.740        $12.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             75             94             88            149
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.690        $12.988        $10.035              -              -
  Accumulation Unit Value at end of
   period                                $13.611        $14.690        $12.988              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.247        $14.659        $10.991        $15.884        $15.564
  Accumulation Unit Value at end of
   period                                $16.362        $16.247        $14.659        $10.991        $15.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,039          4,762          5,520          6,439          7,494
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.475        $14.110        $10.691              -              -
  Accumulation Unit Value at end of
   period                                $15.422        $15.475        $14.110              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             57              8              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.209        $10.212         $8.003        $12.427        $11.893
  Accumulation Unit Value at end of
   period                                $10.860        $11.209        $10.212         $8.003        $12.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                466            554            640            754            868
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.919        $12.815        $10.148              -              -
  Accumulation Unit Value at end of
   period                                $13.344        $13.919        $12.815              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             12              5              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.788        $11.537         $9.830         $7.784
  Accumulation Unit Value at end of
   period                                $16.137        $13.788        $11.537         $9.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,450          4,144          3,811          2,886
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.611        $13.987        $11.970         $9.538
  Accumulation Unit Value at end of
   period                                $21.665        $16.611        $13.987        $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,137          1,047            858            619
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.454         $9.404              -              -
  Accumulation Unit Value at end of
   period                                $10.818        $10.454              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             19              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.382        $13.390        $11.956        $10.461
  Accumulation Unit Value at end of
   period                                $15.564        $13.382        $13.390        $11.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,794          6,192          4,694          2,073
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.902        $10.968        $10.331         $9.142
  Accumulation Unit Value at end of
   period                                $11.893        $10.902        $10.968        $10.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                914            878            594            217
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.310         $9.172         $7.356        $11.536        $11.759
  Accumulation Unit Value at end of
   period                                 $9.607        $10.310         $9.172         $7.356        $11.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            174            143            154            141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.119        $12.694        $10.288              -              -
  Accumulation Unit Value at end of
   period                                $13.019        $14.119        $12.694              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              -              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.532        $12.245        $10.609        $14.795        $15.457
  Accumulation Unit Value at end of
   period                                $15.151        $14.532        $12.245        $10.609        $14.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,902          2,162          2,300          2,701          3,017
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.947        $11.877        $10.399              -              -
  Accumulation Unit Value at end of
   period                                $14.390        $13.947        $11.877              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             34             13              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.761         $7.739         $6.091         $9.246         $9.250
  Accumulation Unit Value at end of
   period                                 $9.240         $9.761         $7.739         $6.091         $9.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            232            176            179              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.677        $13.362        $10.629              -              -
  Accumulation Unit Value at end of
   period                                $15.622        $16.677        $13.362              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             27              8              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.599        $11.629         $8.235        $14.559        $13.305
  Accumulation Unit Value at end of
   period                                $13.666        $14.599        $11.629         $8.235        $14.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                796            989          1,151          1,419          1,713
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.449        $14.046        $10.051              -              -
  Accumulation Unit Value at end of
   period                                $16.164        $17.449        $14.046              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             22              4              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.952        $17.325        $13.966        $15.959        $15.277
  Accumulation Unit Value at end of
   period                                $19.160        $18.952        $17.325        $13.966        $15.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,656          1,911          2,089          2,178          2,433
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.939        $12.877        $10.490              -              -
  Accumulation Unit Value at end of
   period                                $13.944        $13.939        $12.877              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             37              6              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.289         $9.703              -              -
  Accumulation Unit Value at end of
   period                                $11.759        $10.289              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             35              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.417        $13.188        $12.079        $10.473
  Accumulation Unit Value at end of
   period                                $15.457        $13.417        $13.188        $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,775          2,205          1,629            438
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.445        $12.074        $11.011         $9.121
  Accumulation Unit Value at end of
   period                                $13.305        $12.445        $12.074        $11.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,889          1,963          2,101          1,892
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.314        $14.304        $13.219        $12.425
  Accumulation Unit Value at end of
   period                                $15.277        $14.314        $14.304        $13.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,382          2,394          2,086          1,432
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.114         $1.133         $1.151         $1.145         $1.110
  Accumulation Unit Value at end of
   period                                 $1.096         $1.114         $1.133         $1.151         $1.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             31,385         30,309         44,174         81,177         37,299
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.461         $9.720         $9.979              -              -
  Accumulation Unit Value at end of
   period                                 $9.209         $9.461         $9.720              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             60             44              -              -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.086         $1.028         $0.706         $1.489         $1.490
  Accumulation Unit Value at end of
   period                                 $1.035         $1.086         $1.028         $0.706         $1.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,686          4,785          5,897          7,008          8,743
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.496        $14.830        $10.294              -              -
  Accumulation Unit Value at end of
   period                                $14.623        $15.496        $14.830              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              9              4              -              -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.177         $1.036         $0.870         $1.538         $1.396
  Accumulation Unit Value at end of
   period                                 $1.066         $1.177         $1.036         $0.870         $1.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,231          2,834          3,226          3,859          4,548
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.660        $12.152        $10.311              -              -
  Accumulation Unit Value at end of
   period                                $12.244        $13.660        $12.152              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              1              -              -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.339         $7.137         $5.096         $9.781         $9.549
  Accumulation Unit Value at end of
   period                                 $7.615         $8.339         $7.137         $5.096         $9.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             56             63             28              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.350        $14.142        $10.205              -              -
  Accumulation Unit Value at end of
   period                                $14.775        $16.350        $14.142              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.725        $10.880         $8.621        $12.547        $11.798
  Accumulation Unit Value at end of
   period                                $11.526        $11.725        $10.880         $8.621        $12.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                815            926          1,063          1,266          1,396
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.548        $12.704        $10.173              -              -
  Accumulation Unit Value at end of
   period                                $13.178        $13.548        $12.704              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             34             22              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.077         $1.065         $1.073         $1.079
  Accumulation Unit Value at end of
   period                                 $1.110         $1.077         $1.065         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,252         26,062         31,860         35,889
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.338         $1.287         $1.178         $1.011
  Accumulation Unit Value at end of
   period                                 $1.490         $1.338         $1.287         $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,297         11,385         13,222         11,005
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.335         $1.247         $1.189         $1.016
  Accumulation Unit Value at end of
   period                                 $1.396         $1.335         $1.247         $1.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,294          2,155          2,355          2,010
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.277         $9.627              -              -
  Accumulation Unit Value at end of
   period                                $11.798        $10.277              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,557              5              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.297         $1.251         $1.272         $1.151         $1.100
  Accumulation Unit Value at end of
   period                                 $1.376         $1.297         $1.251         $1.272         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,810         27,573         33,307         43,351         32,443
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.313        $10.052        $10.328              -              -
  Accumulation Unit Value at end of
   period                                $10.832        $10.313        $10.052              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            109             74              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.021         $1.820         $1.368         $2.333         $2.068
  Accumulation Unit Value at end of
   period                                 $1.854         $2.021         $1.820         $1.368         $2.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,343          3,781          4,366          4,619          4,698
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.393        $14.012        $10.644              -              -
  Accumulation Unit Value at end of
   period                                $13.973        $15.393        $14.012              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              3              -              -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.781         $1.587         $1.239         $1.762         $1.635
  Accumulation Unit Value at end of
   period                                 $1.640         $1.781         $1.587         $1.239         $1.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,641          7,163          8,446          9,973         12,288
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.424        $12.986        $10.245              -              -
  Accumulation Unit Value at end of
   period                                $13.144        $14.424        $12.986              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             22             11              -              -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.033        $11.890         $9.966        $14.750        $14.256
  Accumulation Unit Value at end of
   period                                $14.679        $15.033        $11.890         $9.966        $14.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                355            392            426            430            414
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.440        $12.341        $10.453              -              -
  Accumulation Unit Value at end of
   period                                $14.920        $15.440        $12.341              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             13              -              -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.723              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.201              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                175              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.709              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.125              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  ----------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.080         $1.080         $1.071         $1.088
  Accumulation Unit Value at end of
   period                                 $1.100         $1.080         $1.080         $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,808         26,304         22,799         20,695
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.639         $1.413         $1.159         $0.964
  Accumulation Unit Value at end of
   period                                 $2.068         $1.639         $1.413         $1.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,146          2,228          1,133            342
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.495         $1.412         $1.261         $1.104
  Accumulation Unit Value at end of
   period                                 $1.635         $1.495         $1.412         $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,389         14,960         14,319         11,083
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.341        $11.605        $10.783        $10.286
  Accumulation Unit Value at end of
   period                                $14.256        $12.341        $11.605        $10.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            123             78              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.181         $7.963         $6.113        $10.214         $9.342
  Accumulation Unit Value at end of
   period                                 $8.938         $9.181         $7.963         $6.113        $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                198            213            244            322            446
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.242        $13.359        $10.363              -              -
  Accumulation Unit Value at end of
   period                                $14.685        $15.242        $13.359              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.473        $14.000        $10.784        $16.554        $15.412
  Accumulation Unit Value at end of
   period                                $14.561        $15.473        $14.000        $10.784        $16.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90            104            111            114            148
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.872        $13.598        $10.585              -              -
  Accumulation Unit Value at end of
   period                                $13.849        $14.872        $13.598              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.494         $8.369         $6.180        $10.039         $8.423
  Accumulation Unit Value at end of
   period                                 $9.309         $9.494         $8.369         $6.180        $10.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                286            343            339            345            498
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.191        $13.531        $10.097              -              -
  Accumulation Unit Value at end of
   period                                $14.738        $15.191        $13.531              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              4              -              -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.434        $12.789         $8.962        $12.700        $12.687
  Accumulation Unit Value at end of
   period                                $14.780        $14.434        $12.789         $8.962        $12.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                812            954          1,030            997          1,135
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.864        $15.100        $10.693              -              -
  Accumulation Unit Value at end of
   period                                $17.088        $16.864        $15.100              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             16              1              -              -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.601         $7.774         $5.663         $9.121         $8.327
  Accumulation Unit Value at end of
   period                                 $8.509         $8.601         $7.774         $5.663         $9.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                224            229            306            373            475
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.045        $13.742        $10.117              -              -
  Accumulation Unit Value at end of
   period                                $14.729        $15.045        $13.742              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.346         $8.344         $7.543         $6.691
  Accumulation Unit Value at end of
   period                                 $9.342         $8.346         $8.344         $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                662            857          1,014          1,131
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.595        $11.891        $10.221         $8.808
  Accumulation Unit Value at end of
   period                                $15.412        $12.595        $11.891        $10.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                175            154            161            115
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.936         $7.389         $6.650         $5.922
  Accumulation Unit Value at end of
   period                                 $8.423         $7.936         $7.389         $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                556            710            773            819
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.686        $11.630        $10.832         $9.982
  Accumulation Unit Value at end of
   period                                $12.687        $11.686        $11.630        $10.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,406          1,602          1,945          2,018
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.869         $7.656         $7.129         $6.553
  Accumulation Unit Value at end of
   period                                 $8.327         $7.869         $7.656         $7.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            872          1,047          1,212
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.448         $8.645         $6.926        $10.522         $9.698
  Accumulation Unit Value at end of
   period                                 $9.090         $9.448         $8.645         $6.926        $10.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,483          1,719          1,912          2,199          2,369
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.649        $12.622        $10.218              -              -
  Accumulation Unit Value at end of
   period                                $12.995        $13.649        $12.622              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             21              9              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.490         $4.305         $3.087         $6.479         $5.998
  Accumulation Unit Value at end of
   period                                 $5.076         $5.490         $4.305         $3.087         $6.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                689            964            975          1,108          1,400
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.751        $14.066        $10.192              -              -
  Accumulation Unit Value at end of
   period                                $16.240        $17.751        $14.066              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              9              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.847        $13.308         $8.291        $13.893        $13.778
  Accumulation Unit Value at end of
   period                                $15.752        $17.847        $13.308         $8.291        $13.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                657            792            944          1,104          1,291
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.195        $17.478        $11.004              -              -
  Accumulation Unit Value at end of
   period                                $20.258        $23.195        $17.478              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             19             14              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.188        $11.530        $10.091        $10.507        $10.251
  Accumulation Unit Value at end of
   period                                $12.797        $12.188        $11.530        $10.091        $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                815          1,030            908            463            341
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.161        $11.626        $10.283              -              -
  Accumulation Unit Value at end of
   period                                $12.636        $12.161        $11.626              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             20              5              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.033        $11.957         $9.289        $16.395        $14.773
  Accumulation Unit Value at end of
   period                                $11.425        $13.033        $11.957         $9.289        $16.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            178            188            213            150
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.802        $13.723        $10.774              -              -
  Accumulation Unit Value at end of
   period                                $12.840        $14.802        $13.723              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              4              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.726         $8.266         $7.547         $6.771
  Accumulation Unit Value at end of
   period                                 $9.698         $8.726         $8.266         $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,328          2,267          1,825          1,145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.946         $5.863         $5.203         $4.454
  Accumulation Unit Value at end of
   period                                 $5.998         $5.946         $5.863         $5.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,674          2,125          2,213          2,059
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.372        $11.951        $11.406         $9.569
  Accumulation Unit Value at end of
   period                                $13.778        $12.372        $11.951        $11.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,416          1,342          1,278          1,095
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.016         $9.978              -              -
  Accumulation Unit Value at end of
   period                                $10.251        $10.016              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109             38              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.961        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.773        $11.961              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             20              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.793        $10.345         $8.056        $12.815        $11.508
  Accumulation Unit Value at end of
   period                                $11.548        $11.793        $10.345         $8.056        $12.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             45             32             48             68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.661        $12.996        $10.228              -              -
  Accumulation Unit Value at end of
   period                                $14.206        $14.661        $12.996              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.980        $12.928        $11.136        $14.539        $14.183
  Accumulation Unit Value at end of
   period                                $13.994        $13.980        $12.928        $11.136        $14.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,657          3,098          3,611          4,436          5,780
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.655        $11.827        $10.295              -              -
  Accumulation Unit Value at end of
   period                                $12.536        $12.655        $11.827              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             41             15              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.090        $14.666        $12.150        $18.322        $17.262
  Accumulation Unit Value at end of
   period                                $15.778        $16.090        $14.666        $12.150        $18.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                485            576            628            707            682
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.458        $12.396        $10.378              -              -
  Accumulation Unit Value at end of
   period                                $13.060        $13.458        $12.396              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             19              7              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.597        $18.703        $15.419        $21.911        $19.915
  Accumulation Unit Value at end of
   period                                $19.660        $20.597        $18.703        $15.419        $21.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                738            929          1,091          1,173          1,481
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.273        $12.180        $10.147              -              -
  Accumulation Unit Value at end of
   period                                $12.537        $13.273        $12.180              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             58             30              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.679        $13.420        $10.824        $17.498        $17.191
  Accumulation Unit Value at end of
   period                                $14.288        $14.679        $13.420        $10.824        $17.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,472          2,946          3,568          4,577          6,057
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.711        $12.668        $10.325              -              -
  Accumulation Unit Value at end of
   period                                $13.206        $13.711        $12.668              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             33             10              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.590         $9.468              -              -
  Accumulation Unit Value at end of
   period                                $11.508        $10.590              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             21              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.886        $12.741        $11.636        $10.818
  Accumulation Unit Value at end of
   period                                $14.183        $12.886        $12.741        $11.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,059          6,636          6,178          5,267
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.522        $13.842        $12.218        $10.604
  Accumulation Unit Value at end of
   period                                $17.262        $14.522        $13.842        $12.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                528            355            244             72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.453        $14.424        $12.407        $10.543
  Accumulation Unit Value at end of
   period                                $19.915        $16.453        $14.424        $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,299            993            480            126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.763        $13.576        $12.254        $10.774
  Accumulation Unit Value at end of
   period                                $17.191        $14.763        $13.576        $12.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,545          6,334          5,658          4,507
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.623        $20.382        $11.955        $25.652        $20.203
  Accumulation Unit Value at end of
   period                                $19.595        $23.623        $20.382        $11.955        $25.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                295            367            408            417            652
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.124        $17.545        $10.400              -              -
  Accumulation Unit Value at end of
   period                                $16.517        $20.124        $17.545              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             25             14              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.074        $12.260         $9.095        $15.509        $13.656
  Accumulation Unit Value at end of
   period                                $11.492        $13.074        $12.260         $9.095        $15.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,326          1,547          1,780          2,085          2,376
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.061        $14.273        $10.700              -              -
  Accumulation Unit Value at end of
   period                                $13.100        $15.061        $14.273              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             28             11              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.199        $11.548         $8.955        $15.785        $15.680
  Accumulation Unit Value at end of
   period                                $11.163        $12.199        $11.548         $8.955        $15.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,304          1,508          1,839          2,365          3,116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.169        $13.555        $10.622              -              -
  Accumulation Unit Value at end of
   period                                $12.829        $14.169        $13.555              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             13             10              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.992        $12.725        $10.363         $7.687
  Accumulation Unit Value at end of
   period                                $20.203        $15.992        $12.725        $10.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                720            675            440            316
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.432        $10.549         $9.048         $7.401
  Accumulation Unit Value at end of
   period                                $13.656        $11.432        $10.549         $9.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,536          2,492          1,933            729
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.087        $12.221        $10.708         $8.905
  Accumulation Unit Value at end of
   period                                $15.680        $13.087        $12.221        $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,386          3,293          2,567          1,647
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -



(a)  Inception date May 2, 2011.



SERIES III

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.200          $11.934           $9.790          $14.127
  Accumulation Unit Value at end of
   period                                  $13.145          $13.200          $11.934           $9.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,618           15,867           17,428           19,699
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.565          $12.394          $10.275                -
  Accumulation Unit Value at end of
   period                                  $13.368          $13.565          $12.394                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               45               27                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.486          $11.963          $10.928
  Accumulation Unit Value at end of
   period                                  $14.127          $13.486          $11.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,116           18,748           16,418
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-11

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.042           $0.944           $0.750           $1.201
  Accumulation Unit Value at end of
   period                                   $1.015           $1.042           $0.944           $0.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               88,903          105,130          120,682          138,218
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.091          $12.894          $10.357                -
  Accumulation Unit Value at end of
   period                                  $13.585          $14.091          $12.894                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               30                7                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.920          $13.302          $12.015          $13.482
  Accumulation Unit Value at end of
   period                                  $14.521          $13.920          $13.302          $12.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,757           13,149           15,039           13,455
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.741          $11.338          $10.349                -
  Accumulation Unit Value at end of
   period                                  $12.120          $11.741          $11.338                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  159              123               51                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.431          $12.016          $11.142          $10.951
  Accumulation Unit Value at end of
   period                                  $12.776          $12.431          $12.016          $11.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,472            5,044            5,263            4,888
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.669          $11.398          $10.253                -
  Accumulation Unit Value at end of
   period                                  $11.868          $11.669          $11.398                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               21                3                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.536           $9.586           $6.979          $12.066
  Accumulation Unit Value at end of
   period                                   $9.855          $10.536           $9.586           $6.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,783           11,878           13,084           14,193
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.600          $14.344          $10.552                -
  Accumulation Unit Value at end of
   period                                  $14.440          $15.600          $14.344                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               11                -                -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.747          $11.602           $8.293          $13.691
  Accumulation Unit Value at end of
   period                                  $11.418          $12.747          $11.602           $8.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,871            6,958            7,929            9,101
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.966          $14.686           $9.572                -
  Accumulation Unit Value at end of
   period                                  $14.152          $15.966          $14.686                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               17                2                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.198           $1.038           $0.942
  Accumulation Unit Value at end of
   period                                   $1.201           $1.198           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              149,898          140,470          127,132
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.271          $12.617          $12.441
  Accumulation Unit Value at end of
   period                                  $13.482          $13.271          $12.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,705           11,090            9,884
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.198          $10.025                -
  Accumulation Unit Value at end of
   period                                  $10.951          $10.198                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,498               68                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.893           $9.988                -
  Accumulation Unit Value at end of
   period                                  $12.066          $10.893                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,496            3,703                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.126          $10.241           $8.758
  Accumulation Unit Value at end of
   period                                  $13.691          $12.126          $10.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,397            7,455            5,723
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-12

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.060          $13.344           $8.415          $18.415
  Accumulation Unit Value at end of
   period                                  $12.766          $16.060          $13.344           $8.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,605            4,552            5,133            5,330
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.783          $16.610           $9.849                -
  Accumulation Unit Value at end of
   period                                  $15.561          $19.783          $16.610                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               22                9                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.617           $8.242           $6.013          $10.917
  Accumulation Unit Value at end of
   period                                   $9.051           $9.617           $8.242           $6.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,931           50,522           58,786           65,234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.167          $14.002           $9.445                -
  Accumulation Unit Value at end of
   period                                  $15.056          $16.167          $14.002                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  315              156               71                -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.423          $11.340           $8.789          $14.384
  Accumulation Unit Value at end of
   period                                  $11.990          $12.423          $11.340           $8.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               28,337           34,132           39,363           44,187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.211          $13.109           $9.280                -
  Accumulation Unit Value at end of
   period                                  $13.573          $14.211          $13.109                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  281              138               25                -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.276          $11.644           $8.278          $14.549
  Accumulation Unit Value at end of
   period                                  $10.384          $12.276          $11.644           $8.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,449           11,301           13,177           15,067
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.622          $14.974           $9.373                -
  Accumulation Unit Value at end of
   period                                  $13.075          $15.622          $14.974                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  108               51               23                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $25.694          $22.171          $15.069          $26.599
  Accumulation Unit Value at end of
   period                                  $21.737          $25.694          $22.171          $15.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,847            3,465            3,605            3,715
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.504          $15.263          $10.483                -
  Accumulation Unit Value at end of
   period                                  $14.654          $17.504          $15.263                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               17               12                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.426          $12.648          $10.241
  Accumulation Unit Value at end of
   period                                  $18.415          $15.426          $12.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,779            4,357            3,050
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.884           $9.121           $7.689
  Accumulation Unit Value at end of
   period                                  $10.917           $9.884           $9.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               64,996           52,801           41,182
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.928          $12.297          $11.293
  Accumulation Unit Value at end of
   period                                  $14.384          $13.928          $12.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               45,387           37,282           30,950
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.330          $10.541           $8.568
  Accumulation Unit Value at end of
   period                                  $14.549          $12.330          $10.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,479           12,259            8,328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.464          $15.698          $13.036
  Accumulation Unit Value at end of
   period                                  $26.599          $20.464          $15.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,778            2,530            1,542
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-13

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.537          $10.099           $7.725          $12.148
  Accumulation Unit Value at end of
   period                                  $10.798          $11.537          $10.099           $7.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,285            1,384            1,458            1,393
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.674          $12.981          $10.035                -
  Accumulation Unit Value at end of
   period                                  $13.590          $14.674          $12.981                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                2                2                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.176          $14.603          $10.954          $15.839
  Accumulation Unit Value at end of
   period                                  $16.283          $16.176          $14.603          $10.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,140           27,757           31,451           34,640
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.459          $14.102          $10.690                -
  Accumulation Unit Value at end of
   period                                  $15.398          $15.459          $14.102                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               44                5                -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.161          $10.173           $7.976          $12.392
  Accumulation Unit Value at end of
   period                                  $10.807          $11.161          $10.173           $7.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,754            2,121            2,435            2,772
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.904          $12.808          $10.148                -
  Accumulation Unit Value at end of
   period                                  $13.323          $13.904          $12.808                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                7                2                -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.280           $9.150           $7.342          $11.520
  Accumulation Unit Value at end of
   period                                   $9.574          $10.280           $9.150           $7.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  562              682              631              599
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.104          $12.687          $10.287                -
  Accumulation Unit Value at end of
   period                                  $12.999          $14.104          $12.687                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                1                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.476          $12.205          $10.579          $14.761
  Accumulation Unit Value at end of
   period                                  $15.086          $14.476          $12.205          $10.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,804           12,444           13,263           14,569
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.933          $11.870          $10.398                -
  Accumulation Unit Value at end of
   period                                  $14.368          $13.933          $11.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               24                5                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.808          $10.450           $9.403
  Accumulation Unit Value at end of
   period                                  $12.148          $10.808          $10.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,352              746              239
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.528          $13.357          $12.914
  Accumulation Unit Value at end of
   period                                  $15.839          $15.528          $13.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               35,938           21,983           12,895
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.865          $10.882          $10.496
  Accumulation Unit Value at end of
   period                                  $12.392          $11.865          $10.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,208            2,681            1,776
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.748          $10.284           $9.702
  Accumulation Unit Value at end of
   period                                  $11.520          $11.748          $10.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  529              277               47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.429          $13.399          $12.721
  Accumulation Unit Value at end of
   period                                  $14.761          $15.429          $13.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,008            8,977            4,409
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-14

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.745           $7.730           $6.088           $9.244
  Accumulation Unit Value at end of
   period                                   $9.220           $9.745           $7.730           $6.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,224            1,334              830              769
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.660          $13.355          $10.628                -
  Accumulation Unit Value at end of
   period                                  $15.598          $16.660          $13.355                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                2                1                -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.452           $6.736           $4.772           $8.441
  Accumulation Unit Value at end of
   period                                   $7.908           $8.452           $6.736           $4.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,232            6,510            6,954            7,299
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.431          $14.039          $10.051                -
  Accumulation Unit Value at end of
   period                                  $16.139          $17.431          $14.039                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               19                1                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $18.170          $16.619          $13.404          $15.324
  Accumulation Unit Value at end of
   period                                  $18.360          $18.170          $16.619          $13.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,843            8,792            9,258            8,663
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.924          $12.870          $10.489                -
  Accumulation Unit Value at end of
   period                                  $13.923          $13.924          $12.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  107               70               15                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.056           $1.074           $1.092           $1.087
  Accumulation Unit Value at end of
   period                                   $1.038           $1.056           $1.074           $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              110,786          115,774          152,111          273,481
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.451           $9.714           $9.978                -
  Accumulation Unit Value at end of
   period                                   $9.195           $9.451           $9.714                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100               77               71                -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.081           $1.024           $0.704           $1.484
  Accumulation Unit Value at end of
   period                                   $1.030           $1.081           $1.024           $0.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,976           14,252           17,849           18,997
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.479          $14.822          $10.293                -
  Accumulation Unit Value at end of
   period                                  $14.600          $15.479          $14.822                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               11                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.249                -                -
  Accumulation Unit Value at end of
   period                                   $9.244                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.718           $7.223           $6.300
  Accumulation Unit Value at end of
   period                                   $8.441           $7.718           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,327            6,285            5,544
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.676          $13.758          $13.487
  Accumulation Unit Value at end of
   period                                  $15.324          $14.676          $13.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,395            5,698            4,184
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.054           $1.024           $1.014
  Accumulation Unit Value at end of
   period                                   $1.087           $1.054           $1.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               95,715           50,457           32,249
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.486           $1.335           $1.230
  Accumulation Unit Value at end of
   period                                   $1.484           $1.486           $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,789           25,947           26,828
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-15

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.171           $1.032           $0.867           $1.533
  Accumulation Unit Value at end of
   period                                   $1.061           $1.171           $1.032           $0.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,421            6,348            7,833            8,500
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.646          $12.145          $10.310                -
  Accumulation Unit Value at end of
   period                                  $12.225          $13.646          $12.145                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                3                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.325           $7.129           $5.093           $9.780
  Accumulation Unit Value at end of
   period                                   $7.598           $8.325           $7.129           $5.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  351              154              203               45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.333          $14.134          $10.204                -
  Accumulation Unit Value at end of
   period                                  $14.752          $16.333          $14.134                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.691          $10.854           $8.605          $12.529
  Accumulation Unit Value at end of
   period                                  $11.486          $11.691          $10.854           $8.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,892            2,627            3,246            3,025
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.533          $12.698          $10.173                -
  Accumulation Unit Value at end of
   period                                  $13.158          $13.533          $12.698                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               16                4                -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.291           $1.245           $1.267           $1.147
  Accumulation Unit Value at end of
   period                                   $1.369           $1.291           $1.245           $1.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               91,836          110,869          128,780          163,730
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.302          $10.047          $10.328                -
  Accumulation Unit Value at end of
   period                                  $10.815          $10.302          $10.047                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  189               89               27                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.011           $1.813           $1.363           $2.326
  Accumulation Unit Value at end of
   period                                   $1.844           $2.011           $1.813           $1.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,664           22,724           26,186           28,712
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.377          $14.004          $10.644                -
  Accumulation Unit Value at end of
   period                                  $13.951          $15.377          $14.004                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25                4                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.392           $1.332           $1.159
  Accumulation Unit Value at end of
   period                                   $1.533           $1.392           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,278           10,175            4,360
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.548                -                -
  Accumulation Unit Value at end of
   period                                   $9.780                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.787          $10.273           $9.626
  Accumulation Unit Value at end of
   period                                  $12.529          $11.787          $10.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,609            4,021               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.098           $1.078           $1.078
  Accumulation Unit Value at end of
   period                                   $1.147           $1.098           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              133,743           90,282           59,642
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.062           $1.636           $1.379
  Accumulation Unit Value at end of
   period                                   $2.326           $2.062           $1.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               24,642            8,925            3,337
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-16

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.773           $1.580           $1.235           $1.757
  Accumulation Unit Value at end of
   period                                   $1.632           $1.773           $1.580           $1.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,463           22,332           27,075           27,921
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.409          $12.979          $10.245                -
  Accumulation Unit Value at end of
   period                                  $13.124          $14.409          $12.979                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               28                3                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.979          $11.853           $9.940          $14.719
  Accumulation Unit Value at end of
   period                                  $14.619          $14.979          $11.853           $9.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,887            2,199            2,348            2,375
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.424          $12.334          $10.452                -
  Accumulation Unit Value at end of
   period                                  $14.897          $15.424          $12.334                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28                6                1                -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.722                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.197                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  485                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.708                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.121                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                -                -                -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.985          $12.660           $9.757          $14.985
  Accumulation Unit Value at end of
   period                                  $13.155          $13.985          $12.660           $9.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  253              284              326              367
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.856          $13.591          $10.584                -
  Accumulation Unit Value at end of
   period                                  $13.828          $14.856          $13.591                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               10                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.312           $5.566           $4.113           $6.684
  Accumulation Unit Value at end of
   period                                   $6.185           $6.312           $5.566           $4.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,422            1,177            1,351            1,449
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.175          $13.523          $10.096                -
  Accumulation Unit Value at end of
   period                                  $14.715          $15.175          $13.523                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                3                1                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  -------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.631           $1.491           $1.376
  Accumulation Unit Value at end of
   period                                   $1.757           $1.631           $1.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,745           30,309           28,216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.233          $12.327          $10.754
  Accumulation Unit Value at end of
   period                                  $14.719          $14.233          $12.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,626              629              224
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.958          $11.412          $10.404
  Accumulation Unit Value at end of
   period                                  $14.985          $13.958          $11.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  378              321              199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.611           $5.290           $4.483
  Accumulation Unit Value at end of
   period                                   $6.684           $5.611           $5.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,181              916              951
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-17

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.556          $12.904           $9.047          $12.827
  Accumulation Unit Value at end of
   period                                  $14.898          $14.556          $12.904           $9.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,767            3,472            3,424            2,412
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.846          $15.092          $10.692                -
  Accumulation Unit Value at end of
   period                                  $17.062          $16.846          $15.092                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               54               18                -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.735           $6.091           $4.439           $7.153
  Accumulation Unit Value at end of
   period                                   $6.660           $6.735           $6.091           $4.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  839              939            1,250            1,373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.029          $13.735          $10.116                -
  Accumulation Unit Value at end of
   period                                  $14.706          $15.029          $13.735                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.326           $8.538           $6.844          $10.402
  Accumulation Unit Value at end of
   period                                   $8.968           $9.326           $8.538           $6.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,136            7,490            8,615            9,459
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.635          $12.615          $10.218                -
  Accumulation Unit Value at end of
   period                                  $12.975          $13.635          $12.615                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   71               21                3                -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.906           $4.634           $3.324           $6.980
  Accumulation Unit Value at end of
   period                                   $5.458           $5.906           $4.634           $3.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,894            2,527            2,332            2,420
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.733          $14.058          $10.192                -
  Accumulation Unit Value at end of
   period                                  $16.214          $17.733          $14.058                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                2                1                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.782           $8.790           $5.479           $9.186
  Accumulation Unit Value at end of
   period                                  $10.394          $11.782           $8.790           $5.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,570            4,460            5,088            6,100
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.171          $17.468          $11.003                -
  Accumulation Unit Value at end of
   period                                  $20.227          $23.171          $17.468                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               12                3                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.820          $11.815          $11.392
  Accumulation Unit Value at end of
   period                                  $12.827          $12.820          $11.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,578            2,507            2,543
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.534           $6.178           $5.623
  Accumulation Unit Value at end of
   period                                   $7.153           $6.534           $6.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,654            1,833            1,961
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.592           $8.634           $7.850
  Accumulation Unit Value at end of
   period                                  $10.402           $9.592           $8.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,208            6,654            4,443
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.465           $6.413           $5.633
  Accumulation Unit Value at end of
   period                                   $6.980           $6.465           $6.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,647            2,782            3,117
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.114           $8.188           $6.826
  Accumulation Unit Value at end of
   period                                   $9.186           $9.114           $8.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,775            5,496            3,107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-18

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.152          $11.502          $10.072          $10.493
  Accumulation Unit Value at end of
   period                                  $12.753          $12.152          $11.502          $10.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,231            4,694            4,163            3,277
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.149          $11.620          $10.282                -
  Accumulation Unit Value at end of
   period                                  $12.616          $12.149          $11.620                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               44                2                -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.996          $11.929           $9.272          $16.373
  Accumulation Unit Value at end of
   period                                  $11.387          $12.996          $11.929           $9.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,181            1,228            1,382            1,468
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.786          $13.716          $10.774                -
  Accumulation Unit Value at end of
   period                                  $12.820          $14.786          $13.716                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17                4                -                -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.320           $8.041          $12.797
  Accumulation Unit Value at end of
   period                                  $11.508          $11.759          $10.320           $8.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  297              247              301              238
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.646          $12.989          $10.227                -
  Accumulation Unit Value at end of
   period                                  $14.184          $14.646          $12.989                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.210          $12.222          $10.533          $13.759
  Accumulation Unit Value at end of
   period                                  $13.217          $13.210          $12.222          $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,381           13,818           15,685           17,271
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.642          $11.821          $10.294                -
  Accumulation Unit Value at end of
   period                                  $12.517          $12.642          $11.821                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  153               83               35                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.028          $14.617          $12.115          $18.279
  Accumulation Unit Value at end of
   period                                  $15.710          $16.028          $14.617          $12.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,873            3,287            3,540            3,816
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.444          $12.389          $10.378                -
  Accumulation Unit Value at end of
   period                                  $13.039          $13.444          $12.389                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               18                3                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.241          $10.012           $9.978
  Accumulation Unit Value at end of
   period                                  $10.493          $10.241          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,215              725               99
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.761          $11.957          $10.019
  Accumulation Unit Value at end of
   period                                  $16.373          $14.761          $11.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  802              288               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.498          $10.586           $9.467
  Accumulation Unit Value at end of
   period                                  $12.797          $11.498          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  180               79               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.429          $12.207          $11.833
  Accumulation Unit Value at end of
   period                                  $13.759          $13.429          $12.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,439           15,381           12,403
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.230          $14.503          $13.672
  Accumulation Unit Value at end of
   period                                  $18.279          $17.230          $14.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,134            1,544              726
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-19

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.518          $18.641          $15.375          $21.859
  Accumulation Unit Value at end of
   period                                  $19.575          $20.518          $18.641          $15.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,369            5,160            5,882            6,018
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.259          $12.173          $10.147                -
  Accumulation Unit Value at end of
   period                                  $12.518          $13.259          $12.173                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               35               41                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.057          $12.858          $10.376          $16.782
  Accumulation Unit Value at end of
   period                                  $13.676          $14.057          $12.858          $10.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,729           14,405           16,807           19,312
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.696          $12.661          $10.324                -
  Accumulation Unit Value at end of
   period                                  $13.186          $13.696          $12.661                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               25               39                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $28.388          $24.505          $14.380          $30.872
  Accumulation Unit Value at end of
   period                                  $23.535          $28.388          $24.505          $14.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,142            1,487            1,659            1,477
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.103          $17.536          $10.399                -
  Accumulation Unit Value at end of
   period                                  $16.492          $20.103          $17.536                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                8                6                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.498          $11.726           $8.703          $14.848
  Accumulation Unit Value at end of
   period                                  $10.980          $12.498          $11.726           $8.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,648            5,670            6,253            7,468
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.045          $14.265          $10.700                -
  Accumulation Unit Value at end of
   period                                  $13.080          $15.045          $14.265                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               30                5                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.025          $11.389           $8.836          $15.583
  Accumulation Unit Value at end of
   period                                  $10.997          $12.025          $11.389           $8.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,426            9,221           10,684           12,684
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.155          $13.547          $10.621                -
  Accumulation Unit Value at end of
   period                                  $12.810          $14.155          $13.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               10                1                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.879          $16.431          $14.498
  Accumulation Unit Value at end of
   period                                  $21.859          $19.879          $16.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,390            3,646            1,754
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.495          $14.173          $12.904
  Accumulation Unit Value at end of
   period                                  $16.782          $16.495          $14.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,739           15,947           11,562
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $24.326          $19.265          $15.181
  Accumulation Unit Value at end of
   period                                  $30.872          $24.326          $19.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,760            1,331              890
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.081          $10.956           $9.819
  Accumulation Unit Value at end of
   period                                  $14.848          $13.081          $10.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,394            7,550            5,638
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.486          $12.932          $11.845
  Accumulation Unit Value at end of
   period                                  $15.583          $15.486          $12.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,543           10,310            6,490
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -



(a)  Inception date May 2, 2011.

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A - PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we offer other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.55%           No             2%
CORE       6        7       8+
          4%       3%       0%               1.15%           No             7%
OUTLOOK
                                             1.50%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.50%         Yes(3)          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

(2) Each Premium Payment has its own Contingent Deferred Sales Charge (CDSC) schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

APP A-2

--------------------------------------------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount - During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

(3) Front-end Sales Charges (FESC) do not reflect Rights of Accumulation. Under the Rights of Accumulation program, we will use the aggregate amount of Eligible Investments to calculate the applicable sales charge. For Contracts bought after November 1, 2005, Eligible Investments are (a) any other individual variable annuity from us or our affiliates subject to a front-end sales charge and (b) Class A shares of any retail mutual fund of an Underlying Fund family held by you as owner or joint owner. Your Financial Intermediary must be the broker of record for Eligible Investments. For earlier contracts, Eligible Investments are any individual annuity contract or variable life insurance policy from us or our affiliates and shares of any mutual fund or 529 plan that we have approved owned by you, your spouse or any immediate family member. Eligible Investments must be identified in your application (or comparable request for annuity) and each time you make subsequent Premium Payments. Premium Payments received through any other means of transmission will be subject to a sales charge based on the lower of your most recent sales charge level on record under this program or the otherwise applicable sales charge.

                    APP A-3

--------------------------------------------------------------------------------

     We also accept Letters of Intent as a basis to reduce sales charges. A Letter of Intent is a commitment to invest a certain amount of Premium Payments within 13 months from the date you purchase your Contract in exchange for which we deduct a sales charge based on the total amount you plan on investing over this time period. If you don't make the Premium Payments promised, we will recalculate the sales charge based on your actual Premium Payments and proportionately deduct this charge from your Sub-Accounts. We may accept a Letter of Intent for another 13 month period. This feature is not available in NY, NJ, SC, TX and WA.

(4) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

APP A-4

--------------------------------------------------------------------------------

II. INVESTMENT OPTIONS (STANDARD)


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER   CORE   ACCESS   EDGE    PLUS   OUTLOOK
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Core Equity     Seeks long-term growth of     Invesco Advisers, Inc.            X       X       X       X        X
  Fund - Series I             capital
 Invesco V.I. Government      Total return, comprised of    Invesco Advisers, Inc.            X       X       X       X        X
  Securities Fund - Series I  current income and capital
                              appreciation
 Invesco V.I. International   Seeks long-term growth of     Invesco Advisers, Inc.            X       X       X       X        X
  Growth Fund - Series I      capital
 Invesco V.I. Mid Cap Core    Seeks long-term growth of     Invesco Advisers, Inc.            X       X       X       X        X
  Equity Fund - Series I      capital
 Invesco V.I. Small Cap       Seeks long-term growth of     Invesco Advisers, Inc.            X       X       X       X        X
  Equity Fund - Series I      capital
 Invesco Van Kampen V.I.      Seeks capital appreciation    Invesco Advisers, Inc.            X       X       X       X        X
  American Franchise Fund -
  Series I (1)
 Invesco Van Kampen V.I.      Seeks long-term growth of     Invesco Advisers, Inc.            X       X       X       X        X
  Value Opportunities Fund -  capital
  Series I (2)
AMERICAN FUNDS INSURANCE
SERIES
 American Funds Asset         Seeks high total return,      Capital Research and              X       X       X       X        X
  Allocation Fund - Class 2   including income and capital  Management Company
                              gains, consistent with the
                              preservation of capital over
                              the long term by investing
                              in a diversified portfolio
                              of common stocks and fixed-
                              income securities.
 American Funds Blue Chip     Seeks to produce income       Capital Research and              X       X       X       X        X
  Income and Growth Fund -    exceeding the average yield   Management Company
  Class 2                     on U.S. stocks generally and
                              to provide an opportunity
                              for growth of principal
                              consistent with sound common
                              stock investing through
                              investments in
                              dividend-paying quality
                              common stocks.
 American Funds Bond Fund -   Seeks a high level of         Capital Research and              X       X       X       X        X
  Class 2                     current income as is          Management Company
                              consistent with preservation
                              of capital by investing
                              primarily in bonds.

                    APP A-5

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER   CORE   ACCESS   EDGE    PLUS   OUTLOOK
------------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Bond   Seeks a long term high level  Capital Research and              X       X       X       X        X
  Fund - Class 2              of total return consistent    Management Company
                              with prudent investment
                              management by investing
                              primarily in a global
                              portfolio of
                              investment-grade bonds.
 American Funds Global        Seeks to provide long-term    Capital Research and              X       X       X       X        X
  Growth and Income Fund -    growth of capital with        Management Company
  Class 2                     current income by investing
                              in well-established,
                              companies located around the
                              world.
 American Funds Global        Seeks growth of capital over  Capital Research and              X       X       X       X        X
  Growth Fund - Class 2       time by investing primarily   Management Company
                              in common stocks of
                              companies located around the
                              world.
 American Funds Global Small  Seeks growth of capital over  Capital Research and              X       X       X       X        X
  Capitalization Fund -       time by investing primarily   Management Company
  Class 2                     in stocks of smaller
                              companies located around the
                              world.
 American Funds Growth Fund   Seeks to provide long-term    Capital Research and              X       X       X       X        X
  - Class 2                   growth of capital.            Management Company
 American Funds               Seeks capital growth and      Capital Research and              X       X       X       X        X
  Growth-Income Fund - Class  income over time by           Management Company
  2                           investing primarily in U.S.
                              common stocks or other
                              securities that demonstrate
                              the potential for capital
                              appreciation and/or
                              dividends.
 American Funds               Seeks growth of capital over  Capital Research and              X       X       X       X        X
  International Fund - Class  time by investing primarily   Management Company
  2                           in common stocks of
                              companies located outside
                              the United States, including
                              in emerging and developing
                              countries.
 American Funds New World     Seeks long-term growth of     Capital Research and              X       X       X       X        X
  Fund - Class 2              capital by investing          Management Company
                              primarily in stocks and
                              bonds of companies with
                              significant exposure to
                              countries with developing
                              economies and/ or markets.

APP A-6

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER   CORE   ACCESS   EDGE    PLUS   OUTLOOK
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth     Seeks capital appreciation    Franklin Advisers, Inc.           X       X       X       X        X
  Securities Fund - Class 2
 Franklin Income Securities   Seeks to maximize income      Franklin Advisers, Inc.           X       X       X       X        X
  Fund - Class 2              while maintaining prospects
                              for capital appreciation
 Franklin Large Cap Growth    Seeks capital appreciation    Franklin Advisers, Inc.           X       X       X       X        X
  Securities Fund - Class 2
 Franklin Large Cap Value     Seeks long-term capital       Franklin Advisory Services,       X       X       X       X        X
  Securities Fund - Class 2   appreciation                  LLC
 Franklin Rising Dividends    Seeks long-term capital       Franklin Advisory Services,       X       X       X       X        X
  Securities Fund - Class 2   appreciation with             LLC
                              preservation of capital as
                              an important consideration
 Franklin Small Cap Value     Seeks long-term total return  Franklin Advisory Services,       X       X       X       X        X
  Securities Fund - Class 2                                 LLC
 Franklin Small-Mid Cap       Seeks long-term capital       Franklin Advisers, Inc.           X       X       X       X        X
  Growth Securities Fund -    growth
  Class 2
 Franklin Strategic Income    Seeks a high level of         Franklin Advisers, Inc.           X       X       X       X        X
  Securities Fund - Class 1   current income, with capital
                              appreciation over the long
                              term as a secondary goal
 Mutual Global Discovery      Seeks capital appreciation    Franklin Mutual Advisers, LLC     X       X       X       X        X
  Securities Fund - Class 2                                 Sub-advised by Franklin
                                                            Templeton Investment
                                                            Management Limited
 Mutual Shares Securities     Capital appreciation, with    Franklin Mutual Advisers, LLC     X       X       X       X        X
  Fund - Class 2              income as a secondary goal
 Templeton Developing         Seeks long-term capital       Templeton Asset Management        X       X       X       X        X
  Markets Securities Fund -   appreciation                  Ltd.
  Class 1
 Templeton Foreign            Seeks long-term capital       Templeton Investment Counsel,     X       X       X       X        X
  Securities Fund - Class 2   growth                        LLC
 Templeton Growth Securities  Seeks long-term capital       Templeton Global Advisors         X       X       X       X        X
  Fund - Class 2              growth                        Limited
                                                            Sub-advised by Templeton Asset
                                                            Management Ltd. and Franklin
                                                            Templeton Investments (Asia)
                                                            Limited
HARTFORD SERIES FUND, INC.
 Hartford Money Market HLS    Maximum current income        HL Investment Advisors, LLC       X       X       X       X        X
  Fund - Class IA*            consistent with liquidity     Sub-advised by Hartford
                              and preservation of capital   Investment Management Company

                    APP A-7

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER   CORE   ACCESS   EDGE    PLUS   OUTLOOK
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
 TRUST
 MFS(R) Core Equity Series -  Seeks capital appreciation    MFS Investment Management         X       X       X       X        X
  Initial Class+
 MFS(R) Global Equity Series  Seeks capital appreciation    MFS Investment Management         X       X       X       X        X
  - Initial Class
 MFS(R) Growth Series -       Seeks capital appreciation    MFS Investment Management         X       X       X       X        X
  Initial Class
 MFS(R) High Income Series -  Total return with an          MFS Investment Management         X       X       X       X        X
  Initial Class               emphasis on high current
                              income, but also considering
                              capital appreciation
 MFS(R) Investors Growth      Seeks capital appreciation    MFS Investment Management         X       X       X       X        X
  Stock Series - Initial
  Class
 MFS(R) Investors Trust       Seeks capital appreciation    MFS Investment Management         X       X       X       X        X
  Series - Initial Class
 MFS(R) Mid Cap Growth        Seeks capital appreciation    MFS Investment Management         X       X       X       X        X
  Series - Initial Class
 MFS(R) New Discovery Series  Seeks capital appreciation    MFS Investment Management         X       X       X       X        X
  - Initial Class
 MFS(R) Research Bond Series  Total return with an          MFS Investment Management         X       X       X       X        X
  - Initial Class             emphasis on current income,
                              but also considering capital
                              appreciation
 MFS(R) Research              Seeks capital appreciation    MFS Investment Management         X       X       X       X        X
  International Series -
  Initial Class
 MFS(R) Research Series -     Seeks capital appreciation    MFS Investment Management         X       X       X       X        X
  Initial Class
 MFS(R) Total Return Series   Seeks total return            MFS Investment Management         X       X       X       X        X
  - Initial Class
 MFS(R) Value Series -        Seeks capital appreciation    MFS Investment Management
  Initial Class
 Fixed Accumulation           Preservation of Capital       General Account                   X               X
  Feature**



+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.




* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.



NOTES



1   Formerly Invesco Van Kampen V.I. Capital Growth Fund - Series I



2   Formerly Invesco V.I. Basic Value Fund - Series I

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder is closed to new investors.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

You may decline the fee increase and permanently waive automatic Benefit Amount increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- If you decline the fee increase we will suspend automatic Benefit Amount increases. You can re-start automatic Benefit Amount increases within 30 days of your Contract Anniversary if you accept the rider fee currently in effect.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

APP B-2

-------------------------------------------------------------------------------

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  the Contract Value immediately following the Surrender; or

       (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

                                                                     APP B-3

-------------------------------------------------------------------------------

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment. The greater of the Benefit Payment or Lifetime Benefit Payment can be taken.

APP B-4

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

                                                                     APP B-5

-------------------------------------------------------------------------------

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.

APP B-6

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?

The Hartford's Lifetime Income Builders Selects is closed to new investors.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP C-2

-------------------------------------------------------------------------------

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                         THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS         THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

                                                                     APP C-3

-------------------------------------------------------------------------------

    -   You waive your right to receive automatic Payment Base increases.

  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I

- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

APP C-4

-------------------------------------------------------------------------------

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                     WITHDRAWAL PERCENT
           RELEVANT COVERED LIFE              SINGLE LIFE         JOINT/SPOUSAL
               ATTAINED AGE                      OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                  80 - 84                         7.0%                 6.5%
                  85 - 90                         7.5%                 7.0%
                    90+                           8.0%                 7.5%

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

    1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

    2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

    3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

                                                                     APP C-5

-------------------------------------------------------------------------------

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferral provision;

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

APP C-6

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP C-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole

APP C-8

-------------------------------------------------------------------------------

discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

                                                                     APP C-9

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. These restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

APP C-10

-------------------------------------------------------------------------------

- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT OR THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D - INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD

OVERVIEW

The following information amends and supplements the Prospectus only with respect to those Series no longer sold.

SYNOPSIS

The following table describes some of the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own the Contract, not including fees and expenses of the underlying Funds. Please refer to the Synopsis (Section 2) for more information regarding all other applicable fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES (AS
A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)    ACCESS       CORE        EDGE      OUTLOOK       PLUS
------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                 1.50%       1.20%       0.80%       1.50%       1.50%
  Administrative Charge                             0.15%       0.15%       0.15%       0.20%       0.15%
  Total Separate Account Annual Expenses            1.65%       1.35%       0.95%       1.70%       1.65%

This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities.

Let's say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible.

The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested, here's how much you would pay under each of the three scenarios posed:

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $462   $1,390   $2,324        $4,691
Core                                 $1,094   $1,974   $2,671        $4,438
Edge                                   $923   $1,678   $2,446        $4,431
Outlook                              $1,130   $1,881   $2,348        $4,733
Plus                                 $1,219   $2,154   $2,999        $4,691

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $356        $1,283   $2,217        $4,583
Core                              $325        $1,194   $2,075        $4,327
Edge                              $818        $1,573   $2,340        $4,322
Outlook                           $361        $1,298   $2,241        $4,625
Plus                              $356        $1,283   $2,217        $4,583

(3)  If you do not Surrender your variable annuity:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $462        $1,390   $2,324        $4,691
Core                              $431        $1,301   $2,183        $4,438
Edge                              $923        $1,678   $2,446        $4,431
Outlook                           $467        $1,404   $2,348        $4,733
Plus                              $462        $1,390   $2,324        $4,691

STANDARD DEATH BENEFITS

These versions of the Contract include a standard Death Benefit that is based on the age of the Owner(s) and Annuitant. Standard Death Benefits are at no additional cost.

If all Owner(s) and Annuitant are less than age 76 on the Contract issuance date, you can choose either the Premium Protection or the Asset Protection Death Benefit. If you do not choose a death benefit, we will automatically issue the Asset Protection Death

APP D-2

-------------------------------------------------------------------------------

Benefit. If any Owner(s) or Annuitant is more than age 76 on the Contract issuance date, we will automatically issue the Asset Protection Death Benefit.

THE PREMIUM PROTECTION DEATH BENEFIT

If applicable, your Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders.

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will no longer apply as of the date of transfer and the death benefit will be a return of your Contract Value. As used above, "Contract Value" refers to your Contract Value on the date we receive due proof of death.

The following are examples of how Premium Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE ASSET PROTECTION DEATH BENEFIT

If applicable, except as noted below, your Death Benefit is the highest of A, B or C, below:

    A.  Contract Value; or

    B. Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or

    C.  Contract Value plus 25% of Maximum Anniversary Value.

The Asset Protection Death Benefit cannot exceed the highest of:

-   Contract Value;

                                                                     APP D-3

-------------------------------------------------------------------------------

-   Total Premium Payments adjusted for partial Surrenders; or

-   Maximum Anniversary Value.

All references to "Contract Value" refer to such value on the date we receive due proof of death.

The following are examples of how Asset Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $11,403.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$117,403 + 25% ($117,403 - $8,000) = $144,754], but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$117,403],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$100,000 - $8,000 = $92,000]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit would be your Contract Value or $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (see below)],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$120,000 + 25% ($83,571) = $140,893 (see below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

APP D-4

-------------------------------------------------------------------------------

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857 (see below)]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$83,571 (see below)].

The adjustments to your Premium Payments and/or Maximum Anniversary Value for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000.

Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar-for-dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857]; or

       - Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$83,571].

To obtain a Statement of Additional Information, please complete the form below and mail to:


     The Hartford Wealth Management - Individual Annuities
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information for Series II, IIR and III of Hartford Leaders Plus variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                SERIES II, IIR AND III OF HARTFORD LEADERS PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to:


The Hartford Wealth Management - Individual Annuities
PO Box 14293
Lexington, KY 40512-4293



Date of Prospectus: May 1, 2012
Date of Statement of Additional Information: May 1, 2012


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            3
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 9, 2012 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and we are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $41,740,406; 2010: $60,476,306; and 2009: $103,577,895.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

-------------------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the later of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund or one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the sales charge, if applicable, and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula We use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



SERIES II / IIR



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.947        $11.700         $9.593        $13.836        $13.202
  Accumulation Unit Value at end of
   period                                $12.901        $12.947        $11.700         $9.593        $13.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,342          5,094          6,277          8,084         10,207
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.998        $11.769         $9.670        $13.974        $13.360
  Accumulation Unit Value at end of
   period                                $12.925        $12.998        $11.769         $9.670        $13.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,287          6,590          7,702          8,537          9,486
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.626        $11.443         $9.411        $13.614        $13.029
  Accumulation Unit Value at end of
   period                                $12.542        $12.626        $11.443         $9.411        $13.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                532            586            625            718            929
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.481        $11.317         $9.312        $13.478        $12.905
  Accumulation Unit Value at end of
   period                                $12.392        $12.481        $11.317         $9.312        $13.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,428          4,420          5,606          6,515          9,091
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.324        $11.192         $9.223        $13.369        $12.820
  Accumulation Unit Value at end of
   period                                $12.218        $12.324        $11.192         $9.223        $13.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,199          4,036          5,026          5,457          5,087
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.324        $11.192         $9.223        $13.369        $12.820
  Accumulation Unit Value at end of
   period                                $12.218        $12.324        $11.192         $9.223        $13.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,199          4,036          5,026          5,457          5,087
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.482        $11.353         $9.370        $13.602        $13.062
  Accumulation Unit Value at end of
   period                                $12.356        $12.482        $11.353         $9.370        $13.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                209            277            339            418            402
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.373        $11.265         $9.306              -              -
  Accumulation Unit Value at end of
   period                                $12.236        $12.373        $11.265              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,129            973            620              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.330        $11.231         $9.283        $13.496        $12.981
  Accumulation Unit Value at end of
   period                                $12.187        $12.330        $11.231         $9.283        $13.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,786          1,489            902            413            398

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.705        $10.903        $10.231         $9.244
  Accumulation Unit Value at end of
   period                                $13.202        $11.705        $10.903        $10.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,265         11,476         11,007          8,151
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.869        $11.078        $10.648              -
  Accumulation Unit Value at end of
   period                                $13.360        $11.869        $11.078              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,300          8,375          5,921              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.587        $10.825        $10.189         $9.222
  Accumulation Unit Value at end of
   period                                $13.029        $11.587        $10.825        $10.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,001            947            924            526
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.482        $10.733        $10.107         $9.151
  Accumulation Unit Value at end of
   period                                $12.905        $11.482        $10.733        $10.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,844          9,555          9,961          8,216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.424        $10.694        $10.284              -
  Accumulation Unit Value at end of
   period                                $12.820        $11.424        $10.694              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,899          4,926          3,923              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.424        $10.694        $10.151              -
  Accumulation Unit Value at end of
   period                                $12.820        $11.424        $10.694              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,899          4,926          3,923              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.657        $10.930        $10.323         $9.362
  Accumulation Unit Value at end of
   period                                $13.062        $11.657        $10.930        $10.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                378            411            761            560
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.602        $10.894        $10.369              -
  Accumulation Unit Value at end of
   period                                $12.981        $11.602        $10.894              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                423            411            308              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.580        $12.400        $10.275              -              -
  Accumulation Unit Value at end of
   period                                $13.389        $13.580        $12.400              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             51             24              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.047         $0.948         $0.753         $1.205         $1.201
  Accumulation Unit Value at end of
   period                                 $1.020         $1.047         $0.948         $0.753         $1.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,197         36,043         44,860         58,150         68,553
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.027         $0.932         $0.742         $1.190         $1.188
  Accumulation Unit Value at end of
   period                                 $0.999         $1.027         $0.932         $0.742         $1.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,919         52,636         60,281         65,332         71,928
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.020         $0.926         $0.738         $1.185         $1.184
  Accumulation Unit Value at end of
   period                                 $0.991         $1.020         $0.926         $0.738         $1.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,107          3,625          4,248          5,738          7,173
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.013         $0.920         $0.733         $1.178         $1.178
  Accumulation Unit Value at end of
   period                                 $0.984         $1.013         $0.920         $0.733         $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,178         37,614         47,437         54,791         73,720
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.000         $0.910         $0.726         $1.169         $1.170
  Accumulation Unit Value at end of
   period                                 $0.970         $1.000         $0.910         $0.726         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,926         34,823         40,555         43,896         39,063
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.000         $0.910         $0.726         $1.169         $1.170
  Accumulation Unit Value at end of
   period                                 $0.970         $1.000         $0.910         $0.726         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,926         34,823         40,555         43,896         39,063
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.987         $0.899         $0.719         $1.159         $1.162
  Accumulation Unit Value at end of
   period                                 $0.956         $0.987         $0.899         $0.719         $1.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,273          3,037          3,829          4,294          3,908
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.979         $0.892         $0.714              -              -
  Accumulation Unit Value at end of
   period                                 $0.947         $0.979         $0.892              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,444          9,258          6,866              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.975         $0.890         $0.713         $1.150         $1.155
  Accumulation Unit Value at end of
   period                                 $0.943         $0.975         $0.890         $0.713         $1.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,230         10,233          4,755          2,622          3,585

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.040         $0.986         $0.913         $0.785
  Accumulation Unit Value at end of
   period                                 $1.201         $1.040         $0.986         $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             74,980         76,680         75,252         57,297
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.031         $0.979         $0.919              -
  Accumulation Unit Value at end of
   period                                 $1.188         $1.031         $0.979              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             73,628         66,704         51,922              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.028         $0.978         $0.908         $0.782
  Accumulation Unit Value at end of
   period                                 $1.184         $1.028         $0.978         $0.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,936          9,173          8,765          7,011
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.024         $0.974         $0.905         $0.780
  Accumulation Unit Value at end of
   period                                 $1.178         $1.024         $0.974         $0.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             81,808         83,622         90,105         77,474
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.018         $0.970         $0.912              -
  Accumulation Unit Value at end of
   period                                 $1.170         $1.018         $0.970              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             40,200         39,846         32,185              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.018         $0.970         $0.919              -
  Accumulation Unit Value at end of
   period                                 $1.170         $1.018         $0.970              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             40,200         39,846         32,185              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.013         $0.967         $0.901         $0.778
  Accumulation Unit Value at end of
   period                                 $1.162         $1.013         $0.967         $0.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,848          4,456          5,556          3,382
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.008         $0.963         $0.915              -
  Accumulation Unit Value at end of
   period                                 $1.155         $1.008         $0.963              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,936          3,924          3,213              -

6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.106        $12.901        $10.357              -              -
  Accumulation Unit Value at end of
   period                                $13.606        $14.106        $12.901              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             23              6              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.472        $13.822        $12.478        $13.994        $13.769
  Accumulation Unit Value at end of
   period                                $15.103        $14.472        $13.822        $12.478        $13.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,643          4,262          5,099          5,307          5,860
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.708        $13.119        $11.868        $13.336        $13.147
  Accumulation Unit Value at end of
   period                                $14.278        $13.708        $13.119        $11.868        $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,230          5,302          5,956          5,729          5,949
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.112        $13.518        $12.241        $13.770        $13.589
  Accumulation Unit Value at end of
   period                                $14.684        $14.112        $13.518        $12.241        $13.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                279            341            375            363            507
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.950        $13.370        $12.113        $13.632        $13.460
  Accumulation Unit Value at end of
   period                                $14.508        $13.950        $13.370        $12.113        $13.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,936          3,786          4,618          4,797          6,398
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.775        $13.222        $11.997        $13.522        $13.371
  Accumulation Unit Value at end of
   period                                $14.305        $13.775        $13.222        $11.997        $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,877          3,591          4,252          4,087          3,400
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.775        $13.222        $11.997        $13.522        $13.371
  Accumulation Unit Value at end of
   period                                $14.305        $13.775        $13.222        $11.997        $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,877          3,591          4,252          4,087          3,400
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.164        $12.655        $11.499        $12.980        $12.855
  Accumulation Unit Value at end of
   period                                $13.650        $13.164        $12.655        $11.499        $12.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                233            305            378            392            341
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.049        $12.556        $11.422              -              -
  Accumulation Unit Value at end of
   period                                $13.517        $13.049        $12.556              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,150          1,012            722              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.003        $12.519        $11.393        $12.880        $12.774
  Accumulation Unit Value at end of
   period                                $13.463        $13.003        $12.519        $11.393        $12.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,514          1,170            606            265            282

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.084        $13.094        $12.592        $12.195
  Accumulation Unit Value at end of
   period                                $13.769        $13.084        $13.094        $12.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,010          6,387          6,390          6,217
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.518        $12.553        $12.459              -
  Accumulation Unit Value at end of
   period                                $13.147        $12.518        $12.553              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,418          4,944          3,658              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.951        $13.000        $12.539        $12.166
  Accumulation Unit Value at end of
   period                                $13.589        $12.951        $13.000        $12.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                478            438            410            330
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.835        $12.890        $12.439        $12.072
  Accumulation Unit Value at end of
   period                                $13.460        $12.835        $12.890        $12.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,215          6,164          6,542          5,817
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.769        $12.843        $12.753              -
  Accumulation Unit Value at end of
   period                                $13.371        $12.769        $12.843              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,215          3,197          2,523              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.769        $12.843        $12.500              -
  Accumulation Unit Value at end of
   period                                $13.371        $12.769        $12.843              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,215          3,197          2,523              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.295        $12.384        $11.987        $11.654
  Accumulation Unit Value at end of
   period                                $12.855        $12.295        $12.384        $11.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                318            338            405            249
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.236        $12.343        $12.048              -
  Accumulation Unit Value at end of
   period                                $12.774        $12.236        $12.343              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                267            285            217              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.753        $11.344        $10.350              -              -
  Accumulation Unit Value at end of
   period                                $12.139        $11.753        $11.344              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97             76             47              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.458        $12.035        $11.154        $10.958        $10.199
  Accumulation Unit Value at end of
   period                                $12.810        $12.458        $12.035        $11.154        $10.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,143          1,085          1,163          1,235            292
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.352        $11.957        $11.104        $10.931        $10.194
  Accumulation Unit Value at end of
   period                                $12.676        $12.352        $11.957        $11.104        $10.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,601          1,834          2,201          2,062            521
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.300        $11.919        $11.079        $10.917        $10.192
  Accumulation Unit Value at end of
   period                                $12.610        $12.300        $11.919        $11.079        $10.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             87             69             89             41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.274        $11.899        $11.067        $10.911        $10.191
  Accumulation Unit Value at end of
   period                                $12.577        $12.274        $11.899        $11.067        $10.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,156          1,256          1,222          1,158            518
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.196        $11.842        $11.030        $10.890        $10.187
  Accumulation Unit Value at end of
   period                                $12.479        $12.196        $11.842        $11.030        $10.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                996            974          1,114          1,337            308
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.196        $11.842        $11.030        $10.890        $10.187
  Accumulation Unit Value at end of
   period                                $12.479        $12.196        $11.842        $11.030        $10.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                996            974          1,114          1,337            308
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.119        $11.784        $10.993        $10.870        $10.183
  Accumulation Unit Value at end of
   period                                $12.381        $12.119        $11.784        $10.993        $10.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             59             59             46             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.068        $11.746        $10.968              -              -
  Accumulation Unit Value at end of
   period                                $12.316        $12.068        $11.746              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356            277            154              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.042        $11.727        $10.956        $10.850        $10.180
  Accumulation Unit Value at end of
   period                                $12.284        $12.042        $11.727        $10.956        $10.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                638            506            205             82              4

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.025              -              -              -
  Accumulation Unit Value at end of
   period                                $10.199              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.023              -              -              -
  Accumulation Unit Value at end of
   period                                $10.194              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.022              -              -              -
  Accumulation Unit Value at end of
   period                                $10.192              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.022              -              -              -
  Accumulation Unit Value at end of
   period                                $10.191              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.021              -              -              -
  Accumulation Unit Value at end of
   period                                $10.187              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.021              -              -              -
  Accumulation Unit Value at end of
   period                                $10.187              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.019              -              -              -
  Accumulation Unit Value at end of
   period                                $10.183              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.018              -              -              -
  Accumulation Unit Value at end of
   period                                $10.180              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.681        $11.404        $10.254              -              -
  Accumulation Unit Value at end of
   period                                $11.886        $11.681        $11.404              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             14              4              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.561         $9.604         $6.988        $12.076        $10.897
  Accumulation Unit Value at end of
   period                                 $9.884        $10.561         $9.604         $6.988        $12.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,453          1,852          2,389          2,431          2,020
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.461         $9.533         $6.950        $12.034        $10.881
  Accumulation Unit Value at end of
   period                                 $9.771        $10.461         $9.533         $6.950        $12.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,029          3,531          4,213          4,301          3,228
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.411         $9.497         $6.931        $12.013        $10.872
  Accumulation Unit Value at end of
   period                                 $9.715        $10.411         $9.497         $6.931        $12.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             88             90            114             89
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.387         $9.479         $6.922        $12.003        $10.868
  Accumulation Unit Value at end of
   period                                 $9.687        $10.387         $9.479         $6.922        $12.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,676          2,225          2,550          2,759          2,622
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.313         $9.426         $6.893        $11.972        $10.856
  Accumulation Unit Value at end of
   period                                 $9.604        $10.313         $9.426         $6.893        $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                925          1,306          1,545          1,575          1,137
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.313         $9.426         $6.893        $11.972        $10.856
  Accumulation Unit Value at end of
   period                                 $9.604        $10.313         $9.426         $6.893        $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                925          1,306          1,545          1,575          1,137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.240         $9.374         $6.865        $11.941        $10.844
  Accumulation Unit Value at end of
   period                                 $9.521        $10.240         $9.374         $6.865        $11.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             52             61             68             41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.192         $9.339         $6.846              -              -
  Accumulation Unit Value at end of
   period                                 $9.467        $10.192         $9.339              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                304            297            210              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.168         $9.321         $6.837        $11.909        $10.832
  Accumulation Unit Value at end of
   period                                 $9.440        $10.168         $9.321         $6.837        $11.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                461            340            197             58             41

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.988              -              -              -
  Accumulation Unit Value at end of
   period                                $10.897              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                815              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.987              -              -              -
  Accumulation Unit Value at end of
   period                                $10.881              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,545              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.986              -              -              -
  Accumulation Unit Value at end of
   period                                $10.872              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.986              -              -              -
  Accumulation Unit Value at end of
   period                                $10.868              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,194              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.985              -              -              -
  Accumulation Unit Value at end of
   period                                $10.856              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                560              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.985              -              -              -
  Accumulation Unit Value at end of
   period                                $10.856              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                560              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.984              -              -              -
  Accumulation Unit Value at end of
   period                                $10.844              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.983              -              -              -
  Accumulation Unit Value at end of
   period                                $10.832              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.616        $14.352        $10.553              -              -
  Accumulation Unit Value at end of
   period                                $14.462        $15.616        $14.352              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              2              6              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.417        $14.935        $10.670        $17.607        $15.585
  Accumulation Unit Value at end of
   period                                $14.713        $16.417        $14.935        $10.670        $17.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,396          1,736          2,126          2,597          3,052
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.552        $11.443         $8.191        $13.543        $12.013
  Accumulation Unit Value at end of
   period                                $11.227        $12.552        $11.443         $8.191        $13.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,371          3,148          3,723          4,190          4,585
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.009        $14.608        $10.467        $17.324        $15.381
  Accumulation Unit Value at end of
   period                                $14.304        $16.009        $14.608        $10.467        $17.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127            143            166            198            274
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.825        $14.447        $10.357        $17.151        $15.235
  Accumulation Unit Value at end of
   period                                $14.133        $15.825        $14.447        $10.357        $17.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,069          1,380          1,819          2,104          2,732
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.626        $14.287        $10.258        $17.012        $15.135
  Accumulation Unit Value at end of
   period                                $13.934        $15.626        $14.287        $10.258        $17.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,106          1,383          1,700          1,792          1,573
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.626        $14.287        $10.258        $17.012        $15.135
  Accumulation Unit Value at end of
   period                                $13.934        $15.626        $14.287        $10.258        $17.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,106          1,383          1,700          1,792          1,573
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.054        $11.038         $7.937        $13.183        $11.745
  Accumulation Unit Value at end of
   period                                $10.733        $12.054        $11.038         $7.937        $13.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             61             98            127            170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.948        $10.952         $7.883              -              -
  Accumulation Unit Value at end of
   period                                $10.628        $11.948        $10.952              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                723            595            441              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.922        $10.016         $7.213        $11.999        $10.706
  Accumulation Unit Value at end of
   period                                 $9.711        $10.922        $10.016         $7.213        $11.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                854            675            312            189            205

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.157        $11.725        $10.504         $8.643
  Accumulation Unit Value at end of
   period                                $15.585        $13.157        $11.725        $10.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,235          3,266          3,089          2,483
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.161         $9.074         $8.425              -
  Accumulation Unit Value at end of
   period                                $12.013        $10.161         $9.074              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,330          3,763          2,617              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.024        $11.642        $10.460         $8.622
  Accumulation Unit Value at end of
   period                                $15.381        $13.024        $11.642        $10.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                285            292            227            139
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.907        $11.543        $10.376         $8.555
  Accumulation Unit Value at end of
   period                                $15.235        $12.907        $11.543        $10.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,685          2,488          2,435          1,976
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.841        $11.501        $10.684              -
  Accumulation Unit Value at end of
   period                                $15.135        $12.841        $11.501              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,456          1,321            924              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.841        $11.501        $10.499              -
  Accumulation Unit Value at end of
   period                                $15.135        $12.841        $11.501              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,456          1,321            924              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.980         $8.952         $8.071         $6.666
  Accumulation Unit Value at end of
   period                                $11.745         $9.980         $8.952         $8.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                167            161            133             69
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.111         $8.185         $7.492              -
  Accumulation Unit Value at end of
   period                                $10.706         $9.111         $8.185              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                214            216            119              -

10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.983        $14.694         $9.573              -              -
  Accumulation Unit Value at end of
   period                                $14.174        $15.983        $14.694              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             15              3              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.743        $18.057        $11.381        $24.896        $20.843
  Accumulation Unit Value at end of
   period                                $17.293        $21.743        $18.057        $11.381        $24.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                625            821            953          1,099          1,517
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.815        $13.160         $8.311        $18.216        $15.282
  Accumulation Unit Value at end of
   period                                $12.552        $15.815        $13.160         $8.311        $18.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,628          2,121          2,689          2,656          3,260
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.203        $17.661        $11.165        $24.496        $20.571
  Accumulation Unit Value at end of
   period                                $16.812        $21.203        $17.661        $11.165        $24.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             67             83             76            102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.959        $17.467        $11.048        $24.251        $20.375
  Accumulation Unit Value at end of
   period                                $16.611        $20.959        $17.467        $11.048        $24.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                676            990          1,184          1,307          1,910
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.696        $17.274        $10.942        $24.055        $20.241
  Accumulation Unit Value at end of
   period                                $16.378        $20.696        $17.274        $10.942        $24.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                735          1,069          1,380          1,291          1,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.696        $17.274        $10.942        $24.055        $20.241
  Accumulation Unit Value at end of
   period                                $16.378        $20.696        $17.274        $10.942        $24.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                735          1,069          1,380          1,291          1,344
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.187        $12.694         $8.053        $17.731        $14.942
  Accumulation Unit Value at end of
   period                                $12.000        $15.187        $12.694         $8.053        $17.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             84             85            100            235
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.054        $12.596         $7.999              -              -
  Accumulation Unit Value at end of
   period                                $11.883        $15.054        $12.596              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                496            490            272              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.807        $12.396         $7.876        $17.366        $14.656
  Accumulation Unit Value at end of
   period                                $11.682        $14.807        $12.396         $7.876        $17.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                620            577            284            186            202

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.081        $13.853        $11.651         $8.741
  Accumulation Unit Value at end of
   period                                $20.843        $17.081        $13.853        $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,547          1,535          1,361          1,011
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.549        $10.198         $9.165              -
  Accumulation Unit Value at end of
   period                                $15.282        $12.549        $10.198              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,005          2,605          1,580              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.909        $13.754        $11.602         $8.720
  Accumulation Unit Value at end of
   period                                $20.571        $16.909        $13.754        $11.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            127            104             44
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.756        $13.637        $11.509         $8.652
  Accumulation Unit Value at end of
   period                                $20.375        $16.756        $13.637        $11.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,973          1,871          1,534          1,024
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.671        $13.588        $12.218              -
  Accumulation Unit Value at end of
   period                                $20.241        $16.671        $13.588              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,225          1,308            773              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.671        $13.588        $11.953              -
  Accumulation Unit Value at end of
   period                                $20.241        $16.671        $13.588              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,225          1,308            773              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.325        $10.061         $8.516         $6.413
  Accumulation Unit Value at end of
   period                                $14.942        $12.325        $10.061         $8.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            235            130             91
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.107         $9.898         $8.731              -
  Accumulation Unit Value at end of
   period                                $14.656        $12.107         $9.898              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            182            122              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.803        $16.620         $9.850              -              -
  Accumulation Unit Value at end of
   period                                $15.585        $19.803        $16.620              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              7              3              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.826        $11.843         $8.636        $15.671        $14.181
  Accumulation Unit Value at end of
   period                                $13.018        $13.826        $11.843         $8.636        $15.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,075          9,796         11,953         14,679         17,290
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.470         $8.129         $5.939        $10.799         $9.792
  Accumulation Unit Value at end of
   period                                 $8.899         $9.470         $8.129         $5.939        $10.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,488         24,949         29,921         33,047         34,759
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.482        $11.583         $8.472        $15.419        $13.995
  Accumulation Unit Value at end of
   period                                $12.656        $13.482        $11.583         $8.472        $15.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                620            769            929          1,056          1,332
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.327        $11.456         $8.383        $15.265        $13.862
  Accumulation Unit Value at end of
   period                                $12.504        $13.327        $11.456         $8.383        $15.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,486         10,656         13,385         15,241         18,968
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.160        $11.329         $8.303        $15.142        $13.770
  Accumulation Unit Value at end of
   period                                $12.329        $13.160        $11.329         $8.303        $15.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,758         10,091         12,234         13,450         12,822
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.160        $11.329         $8.303        $15.142        $13.770
  Accumulation Unit Value at end of
   period                                $12.329        $13.160        $11.329         $8.303        $15.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,758         10,091         12,234         13,450         12,822
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.094         $7.841         $5.755        $10.511         $9.574
  Accumulation Unit Value at end of
   period                                 $8.507         $9.094         $7.841         $5.755        $10.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                820          1,120          1,442          1,615          1,513
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.015         $7.780         $5.716              -              -
  Accumulation Unit Value at end of
   period                                 $8.424         $9.015         $7.780              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,975          3,340          1,944              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.017         $7.786         $5.723        $10.469         $9.549
  Accumulation Unit Value at end of
   period                                 $8.422         $9.017         $7.786         $5.723        $10.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,019          4,841          2,715          1,668          1,813

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.080        $11.445        $10.342         $8.949
  Accumulation Unit Value at end of
   period                                $14.181        $13.080        $11.445        $10.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,524         19,458         18,755         15,275
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.050         $7.934         $7.338              -
  Accumulation Unit Value at end of
   period                                 $9.792         $9.050         $7.934              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             33,246         28,889         19,704              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.948        $11.363        $10.299         $8.927
  Accumulation Unit Value at end of
   period                                $13.995        $12.948        $11.363        $10.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,531          1,662          1,504            947
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.831        $11.266        $10.217         $8.858
  Accumulation Unit Value at end of
   period                                $13.862        $12.831        $11.266        $10.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,465         21,100         22,080         18,446
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.765        $11.225        $10.388              -
  Accumulation Unit Value at end of
   period                                $13.770        $12.765        $11.225              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,143         13,600         10,695              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.765        $11.225        $10.443              -
  Accumulation Unit Value at end of
   period                                $13.770        $12.765        $11.225              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,143         13,600         10,695              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.888         $7.827         $7.120         $6.184
  Accumulation Unit Value at end of
   period                                 $9.574         $8.888         $7.827         $7.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,488          1,608          1,953          1,384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.879         $7.831         $7.306              -
  Accumulation Unit Value at end of
   period                                 $9.549         $8.879         $7.831              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,021          2,090          1,683              -

12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.184        $14.010         $9.446              -              -
  Accumulation Unit Value at end of
   period                                $15.079        $16.184        $14.010              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                180            139             39              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.289        $11.212         $8.685        $14.207        $13.750
  Accumulation Unit Value at end of
   period                                $11.866        $12.289        $11.212         $8.685        $14.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,406         10,086         11,936         14,761         17,696
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.233        $11.184         $8.681        $14.228        $13.798
  Accumulation Unit Value at end of
   period                                $11.789        $12.233        $11.184         $8.681        $14.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,974         17,957         21,342         23,847         25,475
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.983        $10.966         $8.520        $13.979        $13.570
  Accumulation Unit Value at end of
   period                                $11.536        $11.983        $10.966         $8.520        $13.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                749            853            997          1,163          1,459
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.845        $10.845         $8.431        $13.839        $13.441
  Accumulation Unit Value at end of
   period                                $11.398        $11.845        $10.845         $8.431        $13.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,500         10,642         13,600         15,422         19,545
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.697        $10.725         $8.350        $13.727        $13.352
  Accumulation Unit Value at end of
   period                                $11.238        $11.697        $10.725         $8.350        $13.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,226         10,589         13,035         14,385         14,288
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.697        $10.725         $8.350        $13.727        $13.352
  Accumulation Unit Value at end of
   period                                $11.238        $11.697        $10.725         $8.350        $13.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,226         10,589         13,035         14,385         14,288
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.748        $10.788         $8.411        $13.849        $13.491
  Accumulation Unit Value at end of
   period                                $11.270        $11.748        $10.788         $8.411        $13.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                550            722            894            966            950
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.645        $10.704         $8.354              -              -
  Accumulation Unit Value at end of
   period                                $11.160        $11.645        $10.704              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,803          2,344          1,280              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.773        $10.828         $8.455        $13.942        $13.601
  Accumulation Unit Value at end of
   period                                $11.278        $11.773        $10.828         $8.455        $13.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,760          3,002          1,809          1,345          1,486

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.134        $11.656        $10.736         $9.231
  Accumulation Unit Value at end of
   period                                $13.750        $12.134        $11.656        $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,476         20,433         19,977         16,196
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.201        $11.744        $11.021              -
  Accumulation Unit Value at end of
   period                                $13.798        $12.201        $11.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,685         21,755         14,281              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.011        $11.572        $10.691         $9.208
  Accumulation Unit Value at end of
   period                                $13.570        $12.011        $11.572        $10.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,660          1,771          1,626          1,020
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.903        $11.474        $10.605         $9.137
  Accumulation Unit Value at end of
   period                                $13.441        $11.903        $11.474        $10.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,994         21,333         22,158         18,549
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.842        $11.432        $10.734              -
  Accumulation Unit Value at end of
   period                                $13.352        $11.842        $11.432              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,895         15,290         11,516              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.842        $11.432        $10.801              -
  Accumulation Unit Value at end of
   period                                $13.352        $11.842        $11.432              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,895         15,290         11,516              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.983        $11.586        $10.741         $9.270
  Accumulation Unit Value at end of
   period                                $13.491        $11.983        $11.586        $10.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                925            944          1,171            820
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.099        $11.716        $11.099              -
  Accumulation Unit Value at end of
   period                                $13.601        $12.099        $11.716              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,706          1,743          1,272              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.226        $13.117         $9.281              -              -
  Accumulation Unit Value at end of
   period                                $13.594        $14.226        $13.117              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            105             33              -              -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.099        $15.262        $10.845        $19.051        $16.137
  Accumulation Unit Value at end of
   period                                $13.624        $16.099        $15.262        $10.845        $19.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,886          2,313          2,747          3,513          4,174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.089        $11.484         $8.177        $14.392        $12.215
  Accumulation Unit Value at end of
   period                                $10.210        $12.089        $11.484         $8.177        $14.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,532          5,696          6,725          7,606          8,017
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.698        $14.928        $10.639        $18.745        $15.925
  Accumulation Unit Value at end of
   period                                $13.245        $15.698        $14.928        $10.639        $18.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                167            191            221            262            324
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.518        $14.764        $10.527        $18.558        $15.774
  Accumulation Unit Value at end of
   period                                $13.086        $15.518        $14.764        $10.527        $18.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,007          2,512          3,154          3,547          4,369
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.324        $14.600        $10.426        $18.408        $15.670
  Accumulation Unit Value at end of
   period                                $12.903        $15.324        $14.600        $10.426        $18.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,909          2,448          3,010          3,378          3,243
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.324        $14.600        $10.426        $18.408        $15.670
  Accumulation Unit Value at end of
   period                                $12.903        $15.324        $14.600        $10.426        $18.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,909          2,448          3,010          3,378          3,243
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.609        $11.078         $7.923        $14.008        $11.943
  Accumulation Unit Value at end of
   period                                 $9.761        $11.609        $11.078         $7.923        $14.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141            199            243            249            360
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.508        $10.992         $7.869              -              -
  Accumulation Unit Value at end of
   period                                 $9.665        $11.508        $10.992              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,041            856            527              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.483        $10.018         $7.176        $12.707        $10.850
  Accumulation Unit Value at end of
   period                                 $8.801        $10.483        $10.018         $7.176        $12.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,712          1,414            770            417            462

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.788        $11.537         $9.830         $7.784
  Accumulation Unit Value at end of
   period                                $16.137        $13.788        $11.537         $9.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,450          4,144          3,811          2,886
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.458         $8.768         $8.026              -
  Accumulation Unit Value at end of
   period                                $12.215        $10.458         $8.768              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,753          6,479          4,277              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.649        $11.454         $9.789         $7.765
  Accumulation Unit Value at end of
   period                                $15.925        $13.649        $11.454         $9.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                345            391            341            119
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.526        $11.357         $9.710         $7.705
  Accumulation Unit Value at end of
   period                                $15.774        $13.526        $11.357         $9.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,113          3,487          3,048          1,967
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.457        $11.316        $10.363              -
  Accumulation Unit Value at end of
   period                                $15.670        $13.457        $11.316              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,210          3,129          2,231              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.457        $11.316         $9.882              -
  Accumulation Unit Value at end of
   period                                $15.670        $13.457        $11.316              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,210          3,129          2,231              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.271         $8.650         $7.418         $5.897
  Accumulation Unit Value at end of
   period                                $11.943        $10.271         $8.650         $7.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                336            336            238            101
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.345         $7.882         $6.902              -
  Accumulation Unit Value at end of
   period                                $10.850         $9.345         $7.882              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                468            486            340              -

14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.638        $14.982         $9.374              -              -
  Accumulation Unit Value at end of
   period                                $13.095        $15.638        $14.982              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             32             22              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.257        $23.509        $15.970        $28.176        $21.665
  Accumulation Unit Value at end of
   period                                $23.071        $27.257        $23.509        $15.970        $28.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                609            851            937            977          1,124
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $25.302        $21.866        $14.884        $26.312        $20.273
  Accumulation Unit Value at end of
   period                                $21.374        $25.302        $21.866        $14.884        $26.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                981          1,263          1,379          1,330          1,638
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.580        $22.993        $15.667        $27.724        $21.382
  Accumulation Unit Value at end of
   period                                $22.430        $26.580        $22.993        $15.667        $27.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             86             91             77            119
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.275        $22.740        $15.502        $27.447        $21.179
  Accumulation Unit Value at end of
   period                                $22.162        $26.275        $22.740        $15.502        $27.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                640            983          1,116          1,189          1,434
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $25.945        $22.489        $15.354        $27.225        $21.039
  Accumulation Unit Value at end of
   period                                $21.851        $25.945        $22.489        $15.354        $27.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                597            841          1,021            993            824
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.945        $22.489        $15.354        $27.225        $21.039
  Accumulation Unit Value at end of
   period                                $21.851        $25.945        $22.489        $15.354        $27.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                597            841          1,021            993            824
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.298        $21.092        $14.422        $25.611        $19.822
  Accumulation Unit Value at end of
   period                                $20.433        $24.298        $21.092        $14.422        $25.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             43             54             57             54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.085        $20.929        $14.324              -              -
  Accumulation Unit Value at end of
   period                                $20.234        $24.085        $20.929              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                296            285            137              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.001        $20.866        $14.289        $25.412        $19.697
  Accumulation Unit Value at end of
   period                                $20.153        $24.001        $20.866        $14.289        $25.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                486            454            255            157             85

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.611        $13.987        $11.970         $9.538
  Accumulation Unit Value at end of
   period                                $21.665        $16.611        $13.987        $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,137          1,047            858            619
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.575        $13.140        $11.956              -
  Accumulation Unit Value at end of
   period                                $20.273        $15.575        $13.140              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,360          1,135            609              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.443        $13.887        $11.920         $9.515
  Accumulation Unit Value at end of
   period                                $21.382        $16.443        $13.887        $11.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108             93             72             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.295        $13.769        $11.824         $9.442
  Accumulation Unit Value at end of
   period                                $21.179        $16.295        $13.769        $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,267            987            744            467
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.212        $13.719        $12.489              -
  Accumulation Unit Value at end of
   period                                $21.039        $16.212        $13.719              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                693            604            412              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.212        $13.719        $11.966              -
  Accumulation Unit Value at end of
   period                                $21.039        $16.212        $13.719              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                693            604            412              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.297        $12.964        $11.166         $8.932
  Accumulation Unit Value at end of
   period                                $19.822        $15.297        $12.964        $11.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             31             37             30
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.224        $12.921        $11.301              -
  Accumulation Unit Value at end of
   period                                $19.697        $15.224        $12.921              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             67             42              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.522        $15.272        $10.484              -              -
  Accumulation Unit Value at end of
   period                                $14.676        $17.522        $15.272              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             53             22              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.571        $10.124         $7.740        $12.165        $10.818
  Accumulation Unit Value at end of
   period                                $10.835        $11.571        $10.124         $7.740        $12.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             75             94             88            149
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.437        $10.026         $7.681        $12.096        $10.778
  Accumulation Unit Value at end of
   period                                $10.688        $11.437        $10.026         $7.681        $12.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                374            463            487            450            411
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.370         $9.978         $7.652        $12.062        $10.759
  Accumulation Unit Value at end of
   period                                $10.615        $11.370         $9.978         $7.652        $12.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             11             13             11             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.337         $9.954         $7.637        $12.045        $10.749
  Accumulation Unit Value at end of
   period                                $10.578        $11.337         $9.954         $7.637        $12.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                194            237            253            234            213
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.238         $9.882         $7.593        $11.994        $10.719
  Accumulation Unit Value at end of
   period                                $10.470        $11.238         $9.882         $7.593        $11.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            122            149             78             62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.238         $9.882         $7.593        $11.994        $10.719
  Accumulation Unit Value at end of
   period                                $10.470        $11.238         $9.882         $7.593        $11.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            122            149             78             62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.140         $9.810         $7.550        $11.943        $10.690
  Accumulation Unit Value at end of
   period                                $10.364        $11.140         $9.810         $7.550        $11.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12             13              8              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.075         $9.763         $7.521              -              -
  Accumulation Unit Value at end of
   period                                $10.293        $11.075         $9.763              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             28             12              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.043         $9.739         $7.506        $11.892        $10.660
  Accumulation Unit Value at end of
   period                                $10.258        $11.043         $9.739         $7.506        $11.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             26             11              5              5

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.454         $9.404              -              -
  Accumulation Unit Value at end of
   period                                $10.818        $10.454              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             19              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.437         $9.400              -              -
  Accumulation Unit Value at end of
   period                                $10.778        $10.437              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                333            204              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.428         $9.399              -              -
  Accumulation Unit Value at end of
   period                                $10.759        $10.428              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.424         $9.398              -              -
  Accumulation Unit Value at end of
   period                                $10.749        $10.424              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102             51              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.411         $9.396              -              -
  Accumulation Unit Value at end of
   period                                $10.719        $10.411              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             32              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.411         $9.396              -              -
  Accumulation Unit Value at end of
   period                                $10.719        $10.411              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             32              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.398         $9.393              -              -
  Accumulation Unit Value at end of
   period                                $10.690        $10.398              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.385         $9.391              -              -
  Accumulation Unit Value at end of
   period                                $10.660        $10.385              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              4              -              -

16

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.690        $12.988        $10.035              -              -
  Accumulation Unit Value at end of
   period                                $13.611        $14.690        $12.988              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.247        $14.659        $10.991        $15.884        $15.564
  Accumulation Unit Value at end of
   period                                $16.362        $16.247        $14.659        $10.991        $15.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,039          4,762          5,520          6,439          7,494
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.967        $14.436        $10.845        $15.705        $15.419
  Accumulation Unit Value at end of
   period                                $16.048        $15.967        $14.436        $10.845        $15.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,744         10,668         12,319         13,634         15,038
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.838        $14.333        $10.778        $15.624        $15.355
  Accumulation Unit Value at end of
   period                                $15.902        $15.838        $14.333        $10.778        $15.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                406            493            576            616            807
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.761        $14.271        $10.737        $15.572        $15.312
  Accumulation Unit Value at end of
   period                                $15.817        $15.761        $14.271        $10.737        $15.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,660          5,732          6,844          7,492          9,124
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.563        $14.113        $10.634        $15.446        $15.211
  Accumulation Unit Value at end of
   period                                $15.595        $15.563        $14.113        $10.634        $15.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,668          4,543          5,349          5,788          6,167
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.563        $14.113        $10.634        $15.446        $15.211
  Accumulation Unit Value at end of
   period                                $15.595        $15.563        $14.113        $10.634        $15.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,668          4,543          5,349          5,788          6,167
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.372        $13.960        $10.535        $15.325        $15.114
  Accumulation Unit Value at end of
   period                                $15.380        $15.372        $13.960        $10.535        $15.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                162            207            279            339            340
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.237        $13.852        $10.464              -              -
  Accumulation Unit Value at end of
   period                                $15.231        $15.237        $13.852              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,096            847            377              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.184        $13.810        $10.437        $15.206        $15.019
  Accumulation Unit Value at end of
   period                                $15.170        $15.184        $13.810        $10.437        $15.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,263          1,493            849            414            522

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.382        $13.390        $11.956        $10.461
  Accumulation Unit Value at end of
   period                                $15.564        $13.382        $13.390        $11.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,794          6,192          4,694          2,073
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.284        $13.318        $12.668              -
  Accumulation Unit Value at end of
   period                                $15.419        $13.284        $13.318              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,232         10,487          4,544              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.242        $13.290        $11.902        $10.432
  Accumulation Unit Value at end of
   period                                $15.355        $13.242        $13.290        $11.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                747            669            593            321
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.211        $13.265        $11.886        $10.421
  Accumulation Unit Value at end of
   period                                $15.312        $13.211        $13.265        $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,699          6,867          6,373          4,557
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.144        $13.217        $12.578              -
  Accumulation Unit Value at end of
   period                                $15.211        $13.144        $13.217              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,986          6,083          4,107              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.144        $13.217        $12.007              -
  Accumulation Unit Value at end of
   period                                $15.211        $13.144        $13.217              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,986          6,083          4,107              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.080        $13.173        $11.839        $10.397
  Accumulation Unit Value at end of
   period                                $15.114        $13.080        $13.173        $11.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            289            295            204
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.017        $13.129        $11.960              -
  Accumulation Unit Value at end of
   period                                $15.019        $13.017        $13.129              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                519            555            370              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.475        $14.110        $10.691              -              -
  Accumulation Unit Value at end of
   period                                $15.422        $15.475        $14.110              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             57              8              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.209        $10.212         $8.003        $12.427        $11.893
  Accumulation Unit Value at end of
   period                                $10.860        $11.209        $10.212         $8.003        $12.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                466            554            640            754            868
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.016        $10.057         $7.897        $12.287        $11.782
  Accumulation Unit Value at end of
   period                                $10.651        $11.016        $10.057         $7.897        $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,219          1,587          1,861          2,072          2,236
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.927         $9.985         $7.848        $12.223        $11.733
  Accumulation Unit Value at end of
   period                                $10.554        $10.927         $9.985         $7.848        $12.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             61             67             76             89
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.874         $9.941         $7.818        $12.183        $11.700
  Accumulation Unit Value at end of
   period                                $10.498        $10.874         $9.941         $7.818        $12.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                514            646            847            960          1,091
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.738         $9.831         $7.743        $12.084        $11.622
  Accumulation Unit Value at end of
   period                                $10.351        $10.738         $9.831         $7.743        $12.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                756            933          1,147          1,283          1,362
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.738         $9.831         $7.743        $12.084        $11.622
  Accumulation Unit Value at end of
   period                                $10.351        $10.738         $9.831         $7.743        $12.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                756            933          1,147          1,283          1,362
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.605         $9.725         $7.671        $11.989        $11.548
  Accumulation Unit Value at end of
   period                                $10.208        $10.605         $9.725         $7.671        $11.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             34             39             46             49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.513         $9.649         $7.619              -              -
  Accumulation Unit Value at end of
   period                                $10.109        $10.513         $9.649              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                237            178             66              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.476         $9.621         $7.600        $11.896        $11.476
  Accumulation Unit Value at end of
   period                                $10.068        $10.476         $9.621         $7.600        $11.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                345            247            160            143            164

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.902        $10.968        $10.331         $9.142
  Accumulation Unit Value at end of
   period                                $11.893        $10.902        $10.968        $10.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                914            878            594            217
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.823        $10.909        $10.223              -
  Accumulation Unit Value at end of
   period                                $11.782        $10.823        $10.909              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,303          1,951            995              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.788        $10.886        $10.284         $9.117
  Accumulation Unit Value at end of
   period                                $11.733        $10.788        $10.886        $10.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            104             76             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.763        $10.866        $10.270         $9.107
  Accumulation Unit Value at end of
   period                                $11.700        $10.763        $10.866        $10.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,015            944            814            448
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.708        $10.826        $10.150              -
  Accumulation Unit Value at end of
   period                                $11.622        $10.708        $10.826              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,472          1,481            939              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.708        $10.826        $10.430              -
  Accumulation Unit Value at end of
   period                                $11.622        $10.708        $10.826              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,472          1,481            939              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.656        $10.790        $10.229         $9.087
  Accumulation Unit Value at end of
   period                                $11.548        $10.656        $10.790        $10.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             81             84             39
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.605        $10.754        $10.389              -
  Accumulation Unit Value at end of
   period                                $11.476        $10.605        $10.754              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                188            191            124              -

18

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.919        $12.815        $10.148              -              -
  Accumulation Unit Value at end of
   period                                $13.344        $13.919        $12.815              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             12              5              -              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.310         $9.172         $7.356        $11.536        $11.759
  Accumulation Unit Value at end of
   period                                 $9.607        $10.310         $9.172         $7.356        $11.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            174            143            154            141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.190         $9.084         $7.300        $11.471        $11.716
  Accumulation Unit Value at end of
   period                                 $9.476        $10.190         $9.084         $7.300        $11.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                183            182            204            210            164
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.131         $9.040         $7.272        $11.438        $11.694
  Accumulation Unit Value at end of
   period                                 $9.412        $10.131         $9.040         $7.272        $11.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              9              5             16              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.101         $9.018         $7.258        $11.422        $11.683
  Accumulation Unit Value at end of
   period                                 $9.380        $10.101         $9.018         $7.258        $11.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            226            195            234            233
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.013         $8.953         $7.216        $11.374        $11.651
  Accumulation Unit Value at end of
   period                                 $9.284        $10.013         $8.953         $7.216        $11.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            115            158            101             99
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.013         $8.953         $7.216        $11.374        $11.651
  Accumulation Unit Value at end of
   period                                 $9.284        $10.013         $8.953         $7.216        $11.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            115            158            101             99
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.926         $8.888         $7.175        $11.325        $11.619
  Accumulation Unit Value at end of
   period                                 $9.189         $9.926         $8.888         $7.175        $11.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              9              8              4              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.868         $8.845         $7.148              -              -
  Accumulation Unit Value at end of
   period                                 $9.127         $9.868         $8.845              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             54              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.839         $8.824         $7.134        $11.277        $11.587
  Accumulation Unit Value at end of
   period                                 $9.095         $9.839         $8.824         $7.134        $11.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             36             11              4              1

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.289         $9.703              -              -
  Accumulation Unit Value at end of
   period                                $11.759        $10.289              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             35              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.272         $9.699              -              -
  Accumulation Unit Value at end of
   period                                $11.716        $10.272              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132             88              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.263         $9.698              -              -
  Accumulation Unit Value at end of
   period                                $11.694        $10.263              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.259         $9.697              -              -
  Accumulation Unit Value at end of
   period                                $11.683        $10.259              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             20              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.246         $9.695              -              -
  Accumulation Unit Value at end of
   period                                $11.651        $10.246              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             11              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.246         $9.695              -              -
  Accumulation Unit Value at end of
   period                                $11.651        $10.246              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             11              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.233         $9.692              -              -
  Accumulation Unit Value at end of
   period                                $11.619        $10.233              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.220         $9.690              -              -
  Accumulation Unit Value at end of
   period                                $11.587        $10.220              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.119        $12.694        $10.288              -              -
  Accumulation Unit Value at end of
   period                                $13.019        $14.119        $12.694              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              -              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.532        $12.245        $10.609        $14.795        $15.457
  Accumulation Unit Value at end of
   period                                $15.151        $14.532        $12.245        $10.609        $14.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,902          2,162          2,300          2,701          3,017
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.311        $12.083        $10.489        $14.658        $15.344
  Accumulation Unit Value at end of
   period                                $14.891        $14.311        $12.083        $10.489        $14.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,625          5,505          6,019          6,643          7,375
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.201        $12.003        $10.430        $14.589        $15.288
  Accumulation Unit Value at end of
   period                                $14.762        $14.201        $12.003        $10.430        $14.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                154            159            157            201            230
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.147        $11.963        $10.401        $14.555        $15.260
  Accumulation Unit Value at end of
   period                                $14.698        $14.147        $11.963        $10.401        $14.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,544          3,082          3,247          3,640          3,902
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.985        $11.844        $10.312        $14.454        $15.176
  Accumulation Unit Value at end of
   period                                $14.508        $13.985        $11.844        $10.312        $14.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,696          1,950          2,167          2,455          2,833
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.985        $11.844        $10.312        $14.454        $15.176
  Accumulation Unit Value at end of
   period                                $14.508        $13.985        $11.844        $10.312        $14.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,696          1,950          2,167          2,455          2,833
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.825        $11.726        $10.225        $14.353        $15.093
  Accumulation Unit Value at end of
   period                                $14.321        $13.825        $11.726        $10.225        $14.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105            153            187            195            169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.719        $11.648        $10.167              -              -
  Accumulation Unit Value at end of
   period                                $14.197        $13.719        $11.648              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                568            391            133              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.671        $11.613        $10.142        $14.258        $15.015
  Accumulation Unit Value at end of
   period                                $14.140        $13.671        $11.613        $10.142        $14.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                992            615            370            249            298

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.417        $13.188        $12.079        $10.473
  Accumulation Unit Value at end of
   period                                $15.457        $13.417        $13.188        $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,775          2,205          1,629            438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.345        $13.144        $12.288              -
  Accumulation Unit Value at end of
   period                                $15.344        $13.345        $13.144              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,669          4,897          2,537              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.310        $13.122        $12.055        $10.470
  Accumulation Unit Value at end of
   period                                $15.288        $13.310        $13.122        $12.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                288            251            191             51
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.292        $13.111        $12.051        $10.470
  Accumulation Unit Value at end of
   period                                $15.260        $13.292        $13.111        $12.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,344          2,528          2,245          1,211
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.239        $13.078        $12.233              -
  Accumulation Unit Value at end of
   period                                $15.176        $13.239        $13.078              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,074          2,842          2,050              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.239        $13.078        $12.174              -
  Accumulation Unit Value at end of
   period                                $15.176        $13.239        $13.078              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,074          2,842          2,050              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.186        $13.046        $12.026        $10.467
  Accumulation Unit Value at end of
   period                                $15.093        $13.186        $13.046        $12.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            178            202             95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.138        $13.017        $12.151              -
  Accumulation Unit Value at end of
   period                                $15.015        $13.138        $13.017              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                321            332            255              -

20

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.947        $11.877        $10.399              -              -
  Accumulation Unit Value at end of
   period                                $14.390        $13.947        $11.877              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             34             13              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.761         $7.739         $6.091         $9.246         $9.250
  Accumulation Unit Value at end of
   period                                 $9.240         $9.761         $7.739         $6.091         $9.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            232            176            179              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.697         $7.703         $6.076         $9.240         $9.247
  Accumulation Unit Value at end of
   period                                 $9.161         $9.697         $7.703         $6.076         $9.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                408            873            415            889              4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.665         $7.686         $6.068         $9.238         $9.246
  Accumulation Unit Value at end of
   period                                 $9.122         $9.665         $7.686         $6.068         $9.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             22              9             34              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.649         $7.677         $6.064         $9.237         $9.245
  Accumulation Unit Value at end of
   period                                 $9.102         $9.649         $7.677         $6.064         $9.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                258            277            210            311              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.602         $7.651         $6.053         $9.233         $9.243
  Accumulation Unit Value at end of
   period                                 $9.044         $9.602         $7.651         $6.053         $9.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                268            301            224            228              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.602         $7.651         $6.053         $9.233         $9.243
  Accumulation Unit Value at end of
   period                                 $9.044         $9.602         $7.651         $6.053         $9.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                268            301            224            228              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.554         $7.625         $6.041         $9.229         $9.241
  Accumulation Unit Value at end of
   period                                 $8.986         $9.554         $7.625         $6.041         $9.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5              3             11              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.523         $7.607         $6.033              -              -
  Accumulation Unit Value at end of
   period                                 $8.948         $9.523         $7.607              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            118             44              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.508         $7.599         $6.029         $9.225         $9.239
  Accumulation Unit Value at end of
   period                                 $8.928         $9.508         $7.599         $6.029         $9.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                157            186             23            101              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.677        $13.362        $10.629              -              -
  Accumulation Unit Value at end of
   period                                $15.622        $16.677        $13.362              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             27              8              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.599        $11.629         $8.235        $14.559        $13.305
  Accumulation Unit Value at end of
   period                                $13.666        $14.599        $11.629         $8.235        $14.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                796            989          1,151          1,419          1,713
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.323         $6.643         $4.713         $8.350         $7.646
  Accumulation Unit Value at end of
   period                                 $7.776         $8.323         $6.643         $4.713         $8.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,428          3,497          3,499          3,555          3,543
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.236        $11.374         $8.078        $14.325        $13.131
  Accumulation Unit Value at end of
   period                                $13.287        $14.236        $11.374         $8.078        $14.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            122            132            142            152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.073        $11.249         $7.993        $14.182        $13.006
  Accumulation Unit Value at end of
   period                                $13.127        $14.073        $11.249         $7.993        $14.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                938          1,356          1,621          1,839          2,307
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.896        $11.125         $7.917        $14.067        $12.920
  Accumulation Unit Value at end of
   period                                $12.943        $13.896        $11.125         $7.917        $14.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                845          1,039          1,239          1,204          1,053
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.896        $11.125         $7.917        $14.067        $12.920
  Accumulation Unit Value at end of
   period                                $12.943        $13.896        $11.125         $7.917        $14.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                845          1,039          1,239          1,204          1,053
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.992         $6.408         $4.567         $8.127         $7.476
  Accumulation Unit Value at end of
   period                                 $7.433         $7.992         $6.408         $4.567         $8.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            147            184            213            209
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.922         $6.358         $4.536              -              -
  Accumulation Unit Value at end of
   period                                 $7.361         $7.922         $6.358              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                679            612            347              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.859         $6.311         $4.505         $8.028         $7.396
  Accumulation Unit Value at end of
   period                                 $7.299         $7.859         $6.311         $4.505         $8.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                944            734            331            214            222

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.445        $12.074        $11.011         $9.121
  Accumulation Unit Value at end of
   period                                $13.305        $12.445        $12.074        $11.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,889          1,963          2,101          1,892
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.166         $6.966         $6.477              -
  Accumulation Unit Value at end of
   period                                 $7.646         $7.166         $6.966              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,280          2,674          2,154              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.319        $11.988        $10.965         $9.098
  Accumulation Unit Value at end of
   period                                $13.131        $12.319        $11.988        $10.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            179            214            141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.208        $11.886        $10.877         $9.028
  Accumulation Unit Value at end of
   period                                $13.006        $12.208        $11.886        $10.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,614          2,819          3,331          2,748
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.145        $11.842        $11.016              -
  Accumulation Unit Value at end of
   period                                $12.920        $12.145        $11.842              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                896            979            838              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.145        $11.842        $11.202              -
  Accumulation Unit Value at end of
   period                                $12.920        $12.145        $11.842              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                896            979            838              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.038         $6.873         $6.309         $5.245
  Accumulation Unit Value at end of
   period                                 $7.476         $7.038         $6.873         $6.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            235            253            189
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.973         $6.820         $6.469              -
  Accumulation Unit Value at end of
   period                                 $7.396         $6.973         $6.820              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                220            244            247              -

22

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.449        $14.046        $10.051              -              -
  Accumulation Unit Value at end of
   period                                $16.164        $17.449        $14.046              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             22              4              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.952        $17.325        $13.966        $15.959        $15.277
  Accumulation Unit Value at end of
   period                                $19.160        $18.952        $17.325        $13.966        $15.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,656          1,911          2,089          2,178          2,433
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.893        $16.390        $13.239        $15.158        $14.539
  Accumulation Unit Value at end of
   period                                $18.053        $17.893        $16.390        $13.239        $15.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,607          3,253          3,540          3,431          3,268
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.481        $16.945        $13.701        $15.703        $15.077
  Accumulation Unit Value at end of
   period                                $18.627        $18.481        $16.945        $13.701        $15.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                160            193            217            242            273
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.269        $16.759        $13.557        $15.546        $14.934
  Accumulation Unit Value at end of
   period                                $18.405        $18.269        $16.759        $13.557        $15.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,797          2,164          2,723          2,508          3,075
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.040        $16.574        $13.428        $15.420        $14.835
  Accumulation Unit Value at end of
   period                                $18.146        $18.040        $16.574        $13.428        $15.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,589          1,806          2,097          1,976          1,826
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.040        $16.574        $13.428        $15.420        $14.835
  Accumulation Unit Value at end of
   period                                $18.146        $18.040        $16.574        $13.428        $15.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,589          1,806          2,097          1,976          1,826
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.183        $15.810        $12.828        $14.754        $14.216
  Accumulation Unit Value at end of
   period                                $17.259        $17.183        $15.810        $12.828        $14.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136            204            236            255            227
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.033        $15.688        $12.741              -              -
  Accumulation Unit Value at end of
   period                                $17.091        $17.033        $15.688              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                674            570            324              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.084        $15.743        $12.793        $14.736        $14.219
  Accumulation Unit Value at end of
   period                                $17.134        $17.084        $15.743        $12.793        $14.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,154            849            450            176            177

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.314        $14.304        $13.219        $12.425
  Accumulation Unit Value at end of
   period                                $15.277        $14.314        $14.304        $13.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,382          2,394          2,086          1,432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.650        $13.668        $13.328              -
  Accumulation Unit Value at end of
   period                                $14.539        $13.650        $13.668              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,932          2,536          1,172              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.169        $14.202        $13.163        $12.395
  Accumulation Unit Value at end of
   period                                $15.077        $14.169        $14.202        $13.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                248            188            142            121
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.041        $14.081        $13.058        $12.299
  Accumulation Unit Value at end of
   period                                $14.934        $14.041        $14.081        $13.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,856          2,811          2,689          2,229
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.970        $14.030        $13.688              -
  Accumulation Unit Value at end of
   period                                $14.835        $13.970        $14.030              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,827          1,845          1,249              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.970        $14.030        $13.157              -
  Accumulation Unit Value at end of
   period                                $14.835        $13.970        $14.030              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,827          1,845          1,249              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.406        $13.485        $12.542        $11.834
  Accumulation Unit Value at end of
   period                                $14.216        $13.406        $13.485        $12.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                259            256            280            170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.430        $13.529        $12.722              -
  Accumulation Unit Value at end of
   period                                $14.219        $13.430        $13.529              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                206            186            133              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.939        $12.877        $10.490              -              -
  Accumulation Unit Value at end of
   period                                $13.944        $13.939        $12.877              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             37              6              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.114         $1.133         $1.151         $1.145         $1.110
  Accumulation Unit Value at end of
   period                                 $1.096         $1.114         $1.133         $1.151         $1.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             31,385         30,309         44,174         81,177         37,299
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.040         $1.059         $1.078         $1.076         $1.044
  Accumulation Unit Value at end of
   period                                 $1.021         $1.040         $1.059         $1.078         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,644         52,218         71,443        118,336         47,059
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.086         $1.108         $1.129         $1.127         $1.095
  Accumulation Unit Value at end of
   period                                 $1.065         $1.086         $1.108         $1.129         $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,045          2,680          3,583          5,283          3,075
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.074         $1.096         $1.117         $1.116         $1.085
  Accumulation Unit Value at end of
   period                                 $1.053         $1.074         $1.096         $1.117         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,251         37,863         52,220         89,434         50,471
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.061         $1.084         $1.106         $1.107         $1.078
  Accumulation Unit Value at end of
   period                                 $1.038         $1.061         $1.084         $1.106         $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,081         32,513         44,867         78,137         28,706
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.061         $1.084         $1.106         $1.107         $1.078
  Accumulation Unit Value at end of
   period                                 $1.038         $1.061         $1.084         $1.106         $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,081         32,513         44,867         78,137         28,706
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.999         $1.022         $1.045         $1.047         $1.021
  Accumulation Unit Value at end of
   period                                 $0.976         $0.999         $1.022         $1.045         $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,205          2,073          3,736          4,913          2,002
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.990         $1.014         $1.038              -              -
  Accumulation Unit Value at end of
   period                                 $0.966         $0.990         $1.014              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,911          5,688          4,455              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.986         $1.011         $1.035         $1.039         $1.014
  Accumulation Unit Value at end of
   period                                 $0.963         $0.986         $1.011         $1.035         $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,863          7,480          7,564          5,371          1,446

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.077         $1.065         $1.073         $1.079
  Accumulation Unit Value at end of
   period                                 $1.110         $1.077         $1.065         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,252         26,062         31,860         35,889
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.016         $1.006         $1.007              -
  Accumulation Unit Value at end of
   period                                 $1.044         $1.016         $1.006              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,480         16,896         10,727              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.067         $1.057         $1.068         $1.076
  Accumulation Unit Value at end of
   period                                 $1.095         $1.067         $1.057         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,597          3,029          2,622          1,610
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.057         $1.048         $1.060         $1.068
  Accumulation Unit Value at end of
   period                                 $1.085         $1.057         $1.048         $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             32,390         24,469         25,907         28,160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.052         $1.045         $1.046              -
  Accumulation Unit Value at end of
   period                                 $1.078         $1.052         $1.045              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,931         11,174         10,273              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.052         $1.045         $1.056              -
  Accumulation Unit Value at end of
   period                                 $1.078         $1.052         $1.045              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,931         11,174         10,273              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.998         $0.993         $1.006         $1.016
  Accumulation Unit Value at end of
   period                                 $1.021         $0.998         $0.993         $1.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,102          1,049            846          1,749
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.993         $0.989         $1.003              -
  Accumulation Unit Value at end of
   period                                 $1.014         $0.993         $0.989              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,984          1,272          1,462              -

24

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.461         $9.720         $9.979              -              -
  Accumulation Unit Value at end of
   period                                 $9.209         $9.461         $9.720              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             60             44              -              -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.086         $1.028         $0.706         $1.489         $1.490
  Accumulation Unit Value at end of
   period                                 $1.035         $1.086         $1.028         $0.706         $1.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,686          4,785          5,897          7,008          8,743
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.066         $1.011         $0.696         $1.470         $1.475
  Accumulation Unit Value at end of
   period                                 $1.014         $1.066         $1.011         $0.696         $1.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,156          9,012         12,349          9,081         11,052
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.058         $1.005         $0.692         $1.463         $1.469
  Accumulation Unit Value at end of
   period                                 $1.006         $1.058         $1.005         $0.692         $1.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                381            429            726            786          1,064
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.051         $0.999         $0.688         $1.456         $1.463
  Accumulation Unit Value at end of
   period                                 $0.999         $1.051         $0.999         $0.688         $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,140          6,852         10,280         11,157         16,250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.038         $0.988         $0.682         $1.444         $1.453
  Accumulation Unit Value at end of
   period                                 $0.985         $1.038         $0.988         $0.682         $1.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,869          7,549         11,045         10,212          8,096
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.038         $0.988         $0.682         $1.444         $1.453
  Accumulation Unit Value at end of
   period                                 $0.985         $1.038         $0.988         $0.682         $1.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,869          7,549         11,045         10,212          8,096
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.025         $0.977         $0.675         $1.433         $1.444
  Accumulation Unit Value at end of
   period                                 $0.971         $1.025         $0.977         $0.675         $1.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                583          1,126          1,286          1,390          1,312
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.016         $0.969         $0.671              -              -
  Accumulation Unit Value at end of
   period                                 $0.961         $1.016         $0.969              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,975          1,737          1,049              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.012         $0.966         $0.669         $1.422         $1.435
  Accumulation Unit Value at end of
   period                                 $0.958         $1.012         $0.966         $0.669         $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,421          2,022          1,722            966          1,654

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.338         $1.287         $1.178         $1.011
  Accumulation Unit Value at end of
   period                                 $1.490         $1.338         $1.287         $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,297         11,385         13,222         11,005
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.327         $1.278         $1.179              -
  Accumulation Unit Value at end of
   period                                 $1.475         $1.327         $1.278              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,253         14,110         12,119              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.324         $1.276         $1.172         $1.008
  Accumulation Unit Value at end of
   period                                 $1.469         $1.324         $1.276         $1.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,207          1,384          1,494          1,010
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.318         $1.272         $1.168         $1.005
  Accumulation Unit Value at end of
   period                                 $1.463         $1.318         $1.272         $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,671         24,221         28,262         24,695
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.312         $1.268         $1.170              -
  Accumulation Unit Value at end of
   period                                 $1.453         $1.312         $1.268              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,457         10,129          8,833              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.312         $1.268         $1.181              -
  Accumulation Unit Value at end of
   period                                 $1.453         $1.312         $1.268              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,457         10,129          8,833              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.305         $1.263         $1.163         $1.003
  Accumulation Unit Value at end of
   period                                 $1.444         $1.305         $1.263         $1.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,310          1,569          2,086          1,460
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.299         $1.259         $1.176              -
  Accumulation Unit Value at end of
   period                                 $1.435         $1.299         $1.259              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,843          1,828          1,471              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.496        $14.830        $10.294              -              -
  Accumulation Unit Value at end of
   period                                $14.623        $15.496        $14.830              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              9              4              -              -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.177         $1.036         $0.870         $1.538         $1.396
  Accumulation Unit Value at end of
   period                                 $1.066         $1.177         $1.036         $0.870         $1.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,231          2,834          3,226          3,859          4,548
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.155         $1.019         $0.857         $1.519         $1.381
  Accumulation Unit Value at end of
   period                                 $1.044         $1.155         $1.019         $0.857         $1.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,335          4,294          4,936          5,561          7,718
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.147         $1.012         $0.853         $1.512         $1.376
  Accumulation Unit Value at end of
   period                                 $1.035         $1.147         $1.012         $0.853         $1.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                219            287            361            402            578
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.139         $1.006         $0.848         $1.504         $1.370
  Accumulation Unit Value at end of
   period                                 $1.028         $1.139         $1.006         $0.848         $1.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,707          3,929          5,184          5,861          7,011
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.125         $0.995         $0.840         $1.492         $1.361
  Accumulation Unit Value at end of
   period                                 $1.014         $1.125         $0.995         $0.840         $1.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,061          2,574          3,201          3,510          3,914
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.125         $0.995         $0.840         $1.492         $1.361
  Accumulation Unit Value at end of
   period                                 $1.014         $1.125         $0.995         $0.840         $1.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,061          2,574          3,201          3,510          3,914
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.111         $0.984         $0.832         $1.480         $1.352
  Accumulation Unit Value at end of
   period                                 $1.000         $1.111         $0.984         $0.832         $1.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                426            553            609            738            813
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.101         $0.977         $0.826              -              -
  Accumulation Unit Value at end of
   period                                 $0.990         $1.101         $0.977              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                691            517            340              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.097         $0.974         $0.824         $1.469         $1.344
  Accumulation Unit Value at end of
   period                                 $0.986         $1.097         $0.974         $0.824         $1.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                794            720            410            353            655

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.335         $1.247         $1.189         $1.016
  Accumulation Unit Value at end of
   period                                 $1.396         $1.335         $1.247         $1.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,294          2,155          2,355          2,010
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.239         $1.156              -
  Accumulation Unit Value at end of
   period                                 $1.381         $1.323         $1.239              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,382          2,645          2,461              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.320         $1.237         $1.183         $1.013
  Accumulation Unit Value at end of
   period                                 $1.376         $1.320         $1.237         $1.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                768            470            450            344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.315         $1.233         $1.179         $1.010
  Accumulation Unit Value at end of
   period                                 $1.370         $1.315         $1.233         $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,258          4,182          4,875          4,862
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.308         $1.228         $1.147              -
  Accumulation Unit Value at end of
   period                                 $1.361         $1.308         $1.228              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,407          1,710          1,509              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.308         $1.228         $1.196              -
  Accumulation Unit Value at end of
   period                                 $1.361         $1.308         $1.228              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,407          1,710          1,509              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.301         $1.224         $1.174         $1.008
  Accumulation Unit Value at end of
   period                                 $1.352         $1.301         $1.224         $1.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                876            305            315            199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.295         $1.220         $1.191              -
  Accumulation Unit Value at end of
   period                                 $1.344         $1.295         $1.220              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                595            229            231              -

26

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.660        $12.152        $10.311              -              -
  Accumulation Unit Value at end of
   period                                $12.244        $13.660        $12.152              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              1              -              -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.339         $7.137         $5.096         $9.781         $9.549
  Accumulation Unit Value at end of
   period                                 $7.615         $8.339         $7.137         $5.096         $9.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             56             63             28              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.284         $7.104         $5.083         $9.775         $9.546
  Accumulation Unit Value at end of
   period                                 $7.550         $8.284         $7.104         $5.083         $9.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            347            138              9              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.257         $7.088         $5.077         $9.773         $9.545
  Accumulation Unit Value at end of
   period                                 $7.518         $8.257         $7.088         $5.077         $9.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.243         $7.080         $5.073         $9.771         $9.544
  Accumulation Unit Value at end of
   period                                 $7.501         $8.243         $7.080         $5.073         $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                143             39             58              9              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.203         $7.056         $5.064         $9.767         $9.542
  Accumulation Unit Value at end of
   period                                 $7.453         $8.203         $7.056         $5.064         $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             30             59             11              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.203         $7.056         $5.064         $9.767         $9.542
  Accumulation Unit Value at end of
   period                                 $7.453         $8.203         $7.056         $5.064         $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             30             59             11              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.163         $7.032         $5.054         $9.763         $9.540
  Accumulation Unit Value at end of
   period                                 $7.406         $8.163         $7.032         $5.054         $9.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.136         $7.016         $5.048              -              -
  Accumulation Unit Value at end of
   period                                 $7.374         $8.136         $7.016              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             10              8              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.122         $7.008         $5.044         $9.759         $9.538
  Accumulation Unit Value at end of
   period                                 $7.358         $8.122         $7.008         $5.044         $9.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116             38             32              2              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.350        $14.142        $10.205              -              -
  Accumulation Unit Value at end of
   period                                $14.775        $16.350        $14.142              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.725        $10.880         $8.621        $12.547        $11.798
  Accumulation Unit Value at end of
   period                                $11.526        $11.725        $10.880         $8.621        $12.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                815            926          1,063          1,266          1,396
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.589        $10.775         $8.555        $12.476        $11.754
  Accumulation Unit Value at end of
   period                                $11.369        $11.589        $10.775         $8.555        $12.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,887          2,459          2,910          3,165          3,648
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.521        $10.723         $8.523        $12.440        $11.733
  Accumulation Unit Value at end of
   period                                $11.291        $11.521        $10.723         $8.523        $12.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88            123            134            133            166
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.488        $10.697         $8.506        $12.423        $11.722
  Accumulation Unit Value at end of
   period                                $11.253        $11.488        $10.697         $8.506        $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                693            927          1,229          1,275          1,743
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.387        $10.620         $8.457        $12.370        $11.690
  Accumulation Unit Value at end of
   period                                $11.138        $11.387        $10.620         $8.457        $12.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,283          1,791          2,207          2,259          2,511
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.387        $10.620         $8.457        $12.370        $11.690
  Accumulation Unit Value at end of
   period                                $11.138        $11.387        $10.620         $8.457        $12.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,283          1,791          2,207          2,259          2,511
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.288        $10.543         $8.409        $12.317        $11.658
  Accumulation Unit Value at end of
   period                                $11.024        $11.288        $10.543         $8.409        $12.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             68            100             92             98
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.222        $10.492         $8.377              -              -
  Accumulation Unit Value at end of
   period                                $10.949        $11.222        $10.492              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                457            334            132              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.190        $10.467         $8.361        $12.265        $11.626
  Accumulation Unit Value at end of
   period                                $10.912        $11.190        $10.467         $8.361        $12.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                608            505            322            240            299

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.277         $9.627              -              -
  Accumulation Unit Value at end of
   period                                $11.798        $10.277              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,557              5              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.260         $9.623              -              -
  Accumulation Unit Value at end of
   period                                $11.754        $10.260              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,063             35              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.252         $9.622              -              -
  Accumulation Unit Value at end of
   period                                $11.733        $10.252              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                190              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.247         $9.621              -              -
  Accumulation Unit Value at end of
   period                                $11.722        $10.247              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,055              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.234         $9.618              -              -
  Accumulation Unit Value at end of
   period                                $11.690        $10.234              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,770              4              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.234         $9.618              -              -
  Accumulation Unit Value at end of
   period                                $11.690        $10.234              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,770              4              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.222         $9.616              -              -
  Accumulation Unit Value at end of
   period                                $11.658        $10.222              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.209         $9.613              -              -
  Accumulation Unit Value at end of
   period                                $11.626        $10.209              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                344              -              -              -

28

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.548        $12.704        $10.173              -              -
  Accumulation Unit Value at end of
   period                                $13.178        $13.548        $12.704              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             34             22              -              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.297         $1.251         $1.272         $1.151         $1.100
  Accumulation Unit Value at end of
   period                                 $1.376         $1.297         $1.251         $1.272         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,810         27,573         33,307         43,351         32,443
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.273         $1.230         $1.253         $1.137         $1.089
  Accumulation Unit Value at end of
   period                                 $1.348         $1.273         $1.230         $1.253         $1.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,476         52,236         62,546         89,525         71,648
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.263         $1.222         $1.246         $1.131         $1.085
  Accumulation Unit Value at end of
   period                                 $1.337         $1.263         $1.222         $1.246         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,529          3,145          2,801          3,287          3,149
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.255         $1.215         $1.240         $1.126         $1.080
  Accumulation Unit Value at end of
   period                                 $1.328         $1.255         $1.215         $1.240         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,618         29,090         36,975         49,097         40,866
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.239         $1.201         $1.228         $1.117         $1.073
  Accumulation Unit Value at end of
   period                                 $1.309         $1.239         $1.201         $1.228         $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,043         36,927         43,489         60,777         42,275
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.239         $1.201         $1.228         $1.117         $1.073
  Accumulation Unit Value at end of
   period                                 $1.309         $1.239         $1.201         $1.228         $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,043         36,927         43,489         60,777         42,275
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.224         $1.188         $1.216         $1.108         $1.066
  Accumulation Unit Value at end of
   period                                 $1.290         $1.224         $1.188         $1.216         $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,856          2,630          3,218          4,038          2,110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.213         $1.179         $1.208              -              -
  Accumulation Unit Value at end of
   period                                 $1.278         $1.213         $1.179              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,360          7,501          3,756              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.209         $1.175         $1.205         $1.099         $1.059
  Accumulation Unit Value at end of
   period                                 $1.273         $1.209         $1.175         $1.205         $1.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,087         10,038          6,911          4,498          4,019

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.080         $1.080         $1.071         $1.088
  Accumulation Unit Value at end of
   period                                 $1.100         $1.080         $1.080         $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,808         26,304         22,799         20,695
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.071         $1.073         $1.075              -
  Accumulation Unit Value at end of
   period                                 $1.089         $1.071         $1.073              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             58,221         48,350         27,054              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.068         $1.072         $1.065         $1.084
  Accumulation Unit Value at end of
   period                                 $1.085         $1.068         $1.072         $1.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,380          3,340          2,619          1,487
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.064         $1.068         $1.062         $1.081
  Accumulation Unit Value at end of
   period                                 $1.080         $1.064         $1.068         $1.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             35,410         35,306         34,941         34,186
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.059         $1.064         $1.066              -
  Accumulation Unit Value at end of
   period                                 $1.073         $1.059         $1.064              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,566         37,527         26,008              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.059         $1.064         $1.064              -
  Accumulation Unit Value at end of
   period                                 $1.073         $1.059         $1.064              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,566         37,527         26,008              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.053         $1.060         $1.058         $1.079
  Accumulation Unit Value at end of
   period                                 $1.066         $1.053         $1.060         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,108          2,113          1,956          1,050
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.048         $1.057         $1.060              -
  Accumulation Unit Value at end of
   period                                 $1.059         $1.048         $1.057              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,934          3,814          2,597              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.313        $10.052        $10.328              -              -
  Accumulation Unit Value at end of
   period                                $10.832        $10.313        $10.052              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            109             74              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.021         $1.820         $1.368         $2.333         $2.068
  Accumulation Unit Value at end of
   period                                 $1.854         $2.021         $1.820         $1.368         $2.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,343          3,781          4,366          4,619          4,698
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.984         $1.790         $1.349         $2.304         $2.046
  Accumulation Unit Value at end of
   period                                 $1.816         $1.984         $1.790         $1.349         $2.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,368          7,666          8,601          9,511          9,741
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.969         $1.779         $1.341         $2.294         $2.039
  Accumulation Unit Value at end of
   period                                 $1.800         $1.969         $1.779         $1.341         $2.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            167            191            240            404
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.956         $1.768         $1.334         $2.283         $2.030
  Accumulation Unit Value at end of
   period                                 $1.788         $1.956         $1.768         $1.334         $2.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,170          5,152          6,359          6,988          7,667
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.932         $1.749         $1.321         $2.264         $2.016
  Accumulation Unit Value at end of
   period                                 $1.763         $1.932         $1.749         $1.321         $2.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,515          2,966          3,716          3,945          4,062
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.932         $1.749         $1.321         $2.264         $2.016
  Accumulation Unit Value at end of
   period                                 $1.763         $1.932         $1.749         $1.321         $2.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,515          2,966          3,716          3,945          4,062
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.907         $1.729         $1.308         $2.246         $2.003
  Accumulation Unit Value at end of
   period                                 $1.738         $1.907         $1.729         $1.308         $2.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            142            212            219            195
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.891         $1.716         $1.299              -              -
  Accumulation Unit Value at end of
   period                                 $1.721         $1.891         $1.716              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                859            792            243              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.884         $1.711         $1.296         $2.228         $1.990
  Accumulation Unit Value at end of
   period                                 $1.714         $1.884         $1.711         $1.296         $2.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,835            981            642            418            463

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.639         $1.413         $1.159         $0.964
  Accumulation Unit Value at end of
   period                                 $2.068         $1.639         $1.413         $1.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,146          2,228          1,133            342
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.625         $1.404         $1.271              -
  Accumulation Unit Value at end of
   period                                 $2.046         $1.625         $1.404              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,735          3,816          1,528              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.621         $1.402         $1.153         $0.961
  Accumulation Unit Value at end of
   period                                 $2.039         $1.621         $1.402         $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                349            368            272             57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.615         $1.397         $1.149         $0.959
  Accumulation Unit Value at end of
   period                                 $2.030         $1.615         $1.397         $1.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,199          3,647          1,991          1,318
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.607         $1.392         $1.261              -
  Accumulation Unit Value at end of
   period                                 $2.016         $1.607         $1.392              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,836          2,195          1,002              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.607         $1.392         $1.181              -
  Accumulation Unit Value at end of
   period                                 $2.016         $1.607         $1.392              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,836          2,195          1,002              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.598         $1.387         $1.144         $0.956
  Accumulation Unit Value at end of
   period                                 $2.003         $1.598         $1.387         $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                253            310            243            138
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.591         $1.382         $1.176              -
  Accumulation Unit Value at end of
   period                                 $1.990         $1.591         $1.382              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                322            340            213              -

30

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.393        $14.012        $10.644              -              -
  Accumulation Unit Value at end of
   period                                $13.973        $15.393        $14.012              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              3              -              -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.781         $1.587         $1.239         $1.762         $1.635
  Accumulation Unit Value at end of
   period                                 $1.640         $1.781         $1.587         $1.239         $1.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,641          7,163          8,446          9,973         12,288
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.749         $1.561         $1.221         $1.740         $1.618
  Accumulation Unit Value at end of
   period                                 $1.607         $1.749         $1.561         $1.221         $1.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,677         11,333         13,558         13,855         15,280
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.735         $1.551         $1.214         $1.732         $1.613
  Accumulation Unit Value at end of
   period                                 $1.593         $1.735         $1.551         $1.214         $1.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                820          1,054          1,220          1,298          1,571
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.725         $1.542         $1.208         $1.724         $1.606
  Accumulation Unit Value at end of
   period                                 $1.583         $1.725         $1.542         $1.208         $1.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,072          8,082         11,304         12,872         18,871
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.703         $1.525         $1.196         $1.710         $1.595
  Accumulation Unit Value at end of
   period                                 $1.560         $1.703         $1.525         $1.196         $1.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,075          9,144         10,992         11,141          9,600
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.703         $1.525         $1.196         $1.710         $1.595
  Accumulation Unit Value at end of
   period                                 $1.560         $1.703         $1.525         $1.196         $1.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,075          9,144         10,992         11,141          9,600
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.681         $1.508         $1.185         $1.696         $1.584
  Accumulation Unit Value at end of
   period                                 $1.538         $1.681         $1.508         $1.185         $1.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                554            824          1,038          1,167          1,132
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.667         $1.496         $1.177              -              -
  Accumulation Unit Value at end of
   period                                 $1.523         $1.667         $1.496              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,589          2,902          1,868              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.661         $1.492         $1.174         $1.683         $1.574
  Accumulation Unit Value at end of
   period                                 $1.517         $1.661         $1.492         $1.174         $1.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,468          3,865          1,816            989          1,045

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.495         $1.412         $1.261         $1.104
  Accumulation Unit Value at end of
   period                                 $1.635         $1.495         $1.412         $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,389         14,960         14,319         11,083
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.482         $1.403         $1.320              -
  Accumulation Unit Value at end of
   period                                 $1.618         $1.482         $1.403              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,353         15,511         11,541              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.478         $1.401         $1.255         $1.100
  Accumulation Unit Value at end of
   period                                 $1.613         $1.478         $1.401         $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,918          2,315          2,025          1,175
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.472         $1.396         $1.251         $1.097
  Accumulation Unit Value at end of
   period                                 $1.606         $1.472         $1.396         $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,534         24,851         26,309         22,447
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.465         $1.391         $1.310              -
  Accumulation Unit Value at end of
   period                                 $1.595         $1.465         $1.391              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,932         11,800          8,936              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.465         $1.391         $1.271              -
  Accumulation Unit Value at end of
   period                                 $1.595         $1.465         $1.391              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,932         11,800          8,936              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.457         $1.386         $1.246         $1.095
  Accumulation Unit Value at end of
   period                                 $1.584         $1.457         $1.386         $1.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,002          1,107          1,153            707
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.450         $1.381         $1.266              -
  Accumulation Unit Value at end of
   period                                 $1.574         $1.450         $1.381              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,078          1,479            899              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.424        $12.986        $10.245              -              -
  Accumulation Unit Value at end of
   period                                $13.144        $14.424        $12.986              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             22             11              -              -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.033        $11.890         $9.966        $14.750        $14.256
  Accumulation Unit Value at end of
   period                                $14.679        $15.033        $11.890         $9.966        $14.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                355            392            426            430            414
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.818        $11.743         $9.862        $14.626        $14.165
  Accumulation Unit Value at end of
   period                                $14.440        $14.818        $11.743         $9.862        $14.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                675            951          1,135          1,128            909
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.711        $11.670         $9.811        $14.565        $14.119
  Accumulation Unit Value at end of
   period                                $14.322        $14.711        $11.670         $9.811        $14.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             36             37             66             52
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.658        $11.634         $9.786        $14.534        $14.097
  Accumulation Unit Value at end of
   period                                $14.264        $14.658        $11.634         $9.786        $14.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                340            410            500            546            457
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.501        $11.526         $9.710        $14.443        $14.029
  Accumulation Unit Value at end of
   period                                $14.089        $14.501        $11.526         $9.710        $14.443
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                276            367            448            432            326
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.501        $11.526         $9.710        $14.443        $14.029
  Accumulation Unit Value at end of
   period                                $14.089        $14.501        $11.526         $9.710        $14.443
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                276            367            448            432            326
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.345        $11.419         $9.634        $14.352        $13.962
  Accumulation Unit Value at end of
   period                                $13.917        $14.345        $11.419         $9.634        $14.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             30             30             24             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.242        $11.349         $9.584              -              -
  Accumulation Unit Value at end of
   period                                $13.803        $14.242        $11.349              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117             82             32              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.192        $11.315         $9.560        $14.263        $13.896
  Accumulation Unit Value at end of
   period                                $13.748        $14.192        $11.315         $9.560        $14.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            111             63             33             16

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.341        $11.605        $10.783        $10.286
  Accumulation Unit Value at end of
   period                                $14.256        $12.341        $11.605        $10.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            123             78              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.287        $11.577        $10.697              -
  Accumulation Unit Value at end of
   period                                $14.165        $12.287        $11.577              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                610            313            207              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.259        $11.563        $10.777        $10.285
  Accumulation Unit Value at end of
   period                                $14.119        $12.259        $11.563        $10.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             47             27              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.246        $11.556        $10.775        $10.284
  Accumulation Unit Value at end of
   period                                $14.097        $12.246        $11.556        $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                321            160            141             19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.205        $11.535        $10.664              -
  Accumulation Unit Value at end of
   period                                $14.029        $12.205        $11.535              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                267            235            190              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.205        $11.535        $11.054              -
  Accumulation Unit Value at end of
   period                                $14.029        $12.205        $11.535              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                267            235            190              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.165        $11.514        $10.769        $10.283
  Accumulation Unit Value at end of
   period                                $13.962        $12.165        $11.514        $10.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              5              4              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.126        $11.494        $11.046              -
  Accumulation Unit Value at end of
   period                                $13.896        $12.126        $11.494              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             25             10              -

32

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.440        $12.341        $10.453              -              -
  Accumulation Unit Value at end of
   period                                $14.920        $15.440        $12.341              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             13              -              -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.723              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.201              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                175              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.720              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.186              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                344              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.719              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.179              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.718              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.176              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                268              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.716              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.165              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.716              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.165              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.714              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.154              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.713              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.146              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.712              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.143              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  ----------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.709              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.125              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.181         $7.963         $6.113        $10.214         $9.342
  Accumulation Unit Value at end of
   period                                 $8.938         $9.181         $7.963         $6.113        $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                198            213            244            322            446
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.831         $5.936         $4.566         $7.645         $7.007
  Accumulation Unit Value at end of
   period                                 $6.637         $6.831         $5.936         $4.566         $7.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95            121            152            191            233
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.952         $7.788         $5.996        $10.050         $9.220
  Accumulation Unit Value at end of
   period                                 $8.690         $8.952         $7.788         $5.996        $10.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              7              8             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.850         $7.702         $5.933         $9.949         $9.132
  Accumulation Unit Value at end of
   period                                 $8.586         $8.850         $7.702         $5.933         $9.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88            122            152            173            258
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.739         $7.617         $5.877         $9.869         $9.072
  Accumulation Unit Value at end of
   period                                 $8.465         $8.739         $7.617         $5.877         $9.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             57             68             81             91
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.739         $7.617         $5.877         $9.869         $9.072
  Accumulation Unit Value at end of
   period                                 $8.465         $8.739         $7.617         $5.877         $9.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             57             68             81             91
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.559         $5.726         $4.424         $7.441         $6.851
  Accumulation Unit Value at end of
   period                                 $6.345         $6.559         $5.726         $4.424         $7.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             29             42             45             54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.502         $5.682         $4.395              -              -
  Accumulation Unit Value at end of
   period                                 $6.283         $6.502         $5.682              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             62             33              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.452         $5.641         $4.365         $7.352         $6.779
  Accumulation Unit Value at end of
   period                                 $6.231         $6.452         $5.641         $4.365         $7.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             50             45             45             57

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  ----------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.346         $8.344         $7.543         $6.691
  Accumulation Unit Value at end of
   period                                 $9.342         $8.346         $8.344         $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                662            857          1,014          1,131
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.272         $6.283         $5.787              -
  Accumulation Unit Value at end of
   period                                 $7.007         $6.272         $6.283              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                264            335            420              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.261         $8.284         $7.511         $6.675
  Accumulation Unit Value at end of
   period                                 $9.220         $8.261         $8.284         $7.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12             27             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.187         $8.214         $7.451         $6.623
  Accumulation Unit Value at end of
   period                                 $9.132         $8.187         $8.214         $7.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                311            379            530            500
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.145         $8.184         $7.541              -
  Accumulation Unit Value at end of
   period                                 $9.072         $8.145         $8.184              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             77             75              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.145         $8.184         $7.631              -
  Accumulation Unit Value at end of
   period                                 $9.072         $8.145         $8.184              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             77             75              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.160         $6.199         $5.640         $5.022
  Accumulation Unit Value at end of
   period                                 $6.851         $6.160         $6.199         $5.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             73             80             44
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.105         $6.152         $5.752              -
  Accumulation Unit Value at end of
   period                                 $6.779         $6.105         $6.152              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             59             49              -

34

-------------------------------------------------------------------------------


                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2011         2010         2009         2008         2007
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                            $15.242      $13.359      $10.363            -            -
  Accumulation Unit Value at end of
   period                               $14.685      $15.242      $13.359            -            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 1            1            -            -            -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $15.473      $14.000      $10.784      $16.554      $15.412
  Accumulation Unit Value at end of
   period                               $14.561      $15.473      $14.000      $10.784      $16.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                90          104          111          114          148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                            $13.772      $12.486       $9.637      $14.823      $13.828
  Accumulation Unit Value at end of
   period                               $12.935      $13.772      $12.486       $9.637      $14.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               127          145          169          158          191
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                            $15.088      $13.693      $10.579      $16.288      $15.210
  Accumulation Unit Value at end of
   period                               $14.156      $15.088      $13.693      $10.579      $16.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 9            4            5            5            6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $14.915      $13.542      $10.468      $16.125      $15.066
  Accumulation Unit Value at end of
   period                               $13.987      $14.915      $13.542      $10.468      $16.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                77          111          147          169          267
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                            $14.728      $13.392      $10.367      $15.995      $14.966
  Accumulation Unit Value at end of
   period                               $13.791      $14.728      $13.392      $10.367      $15.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                83           99          131          175          150
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $14.728      $13.392      $10.367      $15.995      $14.966
  Accumulation Unit Value at end of
   period                               $13.791      $14.728      $13.392      $10.367      $15.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                83           99          131          175          150
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $13.225      $12.044       $9.338      $14.428      $13.520
  Accumulation Unit Value at end of
   period                               $12.365      $13.225      $12.044       $9.338      $14.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 7            7            9           10           20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                            $13.109      $11.950       $9.274            -            -
  Accumulation Unit Value at end of
   period                               $12.245      $13.109      $11.950            -            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                40           29           14            -            -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $13.063      $11.915       $9.251      $14.316      $13.436
  Accumulation Unit Value at end of
   period                               $12.196      $13.063      $11.915       $9.251      $14.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                59           25           18           14           18

                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                              2006         2005         2004         2003
--------------------------------------  ----------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  -            -            -            -
  Accumulation Unit Value at end of
   period                                     -            -            -            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 -            -            -            -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $12.595      $11.891      $10.221       $8.808
  Accumulation Unit Value at end of
   period                               $15.412      $12.595      $11.891      $10.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               175          154          161          115
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                            $11.323      $10.712       $9.813            -
  Accumulation Unit Value at end of
   period                               $13.828      $11.323      $10.712            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               197          142          108            -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                            $12.467      $11.806      $10.178       $8.787
  Accumulation Unit Value at end of
   period                               $15.210      $12.467      $11.806      $10.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 5            7           11            3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $12.355      $11.706      $10.097       $8.719
  Accumulation Unit Value at end of
   period                               $15.066      $12.355      $11.706      $10.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               313          294          224          218
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                            $12.292      $11.663      $10.689            -
  Accumulation Unit Value at end of
   period                               $14.966      $12.292      $11.663            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               129           80           58            -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $12.292      $11.663      $10.243            -
  Accumulation Unit Value at end of
   period                               $14.966      $12.292      $11.663            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               129           80           58            -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $11.121      $10.568       $9.143       $7.909
  Accumulation Unit Value at end of
   period                               $13.520      $11.121      $10.568       $9.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                24           17           17            5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  -            -            -            -
  Accumulation Unit Value at end of
   period                                     -            -            -            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 -            -            -            -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $11.067      $10.533       $9.276            -
  Accumulation Unit Value at end of
   period                               $13.436      $11.067      $10.533            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                20           21            9            -

-------------------------------------------------------------------------------


                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2011         2010         2009         2008         2007
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                            $14.872      $13.598      $10.585            -            -
  Accumulation Unit Value at end of
   period                               $13.849      $14.872      $13.598            -            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 2            1            1            -            -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $9.494       $8.369       $6.180      $10.039       $8.423
  Accumulation Unit Value at end of
   period                                $9.309       $9.494       $8.369       $6.180      $10.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               286          343          339          345          498
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $6.216       $5.490       $4.062       $6.612       $5.558
  Accumulation Unit Value at end of
   period                                $6.082       $6.216       $5.490       $4.062       $6.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               855          610          610          726          662
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $9.258       $8.185       $6.062       $9.878       $8.312
  Accumulation Unit Value at end of
   period                                $9.050       $9.258       $8.185       $6.062       $9.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                17           19           38           25           56
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $9.152       $8.095       $5.999       $9.779       $8.233
  Accumulation Unit Value at end of
   period                                $8.941       $9.152       $8.095       $5.999       $9.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               312          350          399          409          543
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $9.037       $8.005       $5.941       $9.700       $8.179
  Accumulation Unit Value at end of
   period                                $8.816       $9.037       $8.005       $5.941       $9.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               283          239          267          264          261
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $9.037       $8.005       $5.941       $9.700       $8.179
  Accumulation Unit Value at end of
   period                                $8.816       $9.037       $8.005       $5.941       $9.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               283          239          267          264          261
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $5.969       $5.295       $3.936       $6.436       $5.435
  Accumulation Unit Value at end of
   period                                $5.814       $5.969       $5.295       $3.936       $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                41           44           53           57           63
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $5.917       $5.254       $3.909            -            -
  Accumulation Unit Value at end of
   period                                $5.757       $5.917       $5.254            -            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               162           60           46            -            -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $5.950       $5.286       $3.935       $6.444       $5.450
  Accumulation Unit Value at end of
   period                                $5.787       $5.950       $5.286       $3.935       $6.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               235          171          188          184           82

                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                              2006         2005         2004         2003
--------------------------------------  ----------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  -            -            -            -
  Accumulation Unit Value at end of
   period                                     -            -            -            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 -            -            -            -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $7.936       $7.389       $6.650       $5.922
  Accumulation Unit Value at end of
   period                                $8.423       $7.936       $7.389       $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               556          710          773          819
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $5.248       $4.896       $4.462            -
  Accumulation Unit Value at end of
   period                                $5.558       $5.248       $4.896            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               442          475          447            -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $7.856       $7.336       $6.623       $5.908
  Accumulation Unit Value at end of
   period                                $8.312       $7.856       $7.336       $6.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                46           46           44           21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $7.785       $7.274       $6.570       $5.862
  Accumulation Unit Value at end of
   period                                $8.233       $7.785       $7.274       $6.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               517          494          497          536
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $7.745       $7.248       $6.609            -
  Accumulation Unit Value at end of
   period                                $8.179       $7.745       $7.248            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               189          189          168            -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $7.745       $7.248       $6.755            -
  Accumulation Unit Value at end of
   period                                $8.179       $7.745       $7.248            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               189          189          168            -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $5.154       $4.830       $4.376       $3.911
  Accumulation Unit Value at end of
   period                                $5.435       $5.154       $4.830       $4.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                84           85           84           71
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  -            -            -            -
  Accumulation Unit Value at end of
   period                                     -            -            -            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 -            -            -            -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $5.176       $4.858       $4.541            -
  Accumulation Unit Value at end of
   period                                $5.450       $5.176       $4.858            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                68           78           59            -

36

-------------------------------------------------------------------------------


                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                              2011         2010         2009         2008         2007
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                            $15.191      $13.531      $10.097            -            -
  Accumulation Unit Value at end of
   period                               $14.738      $15.191      $13.531            -            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 6            6            4            -            -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $14.434      $12.789       $8.962      $12.700      $12.687
  Accumulation Unit Value at end of
   period                               $14.780      $14.434      $12.789       $8.962      $12.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               812          954        1,030          997        1,135
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                            $14.334      $12.726       $8.936      $12.689      $12.701
  Accumulation Unit Value at end of
   period                               $14.649      $14.334      $12.726       $8.936      $12.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,233        1,345        1,347        1,007          778
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                            $14.075      $12.509       $8.792      $12.497      $12.521
  Accumulation Unit Value at end of
   period                               $14.369      $14.075      $12.509       $8.792      $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               117          129          131          138          107
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $13.913      $12.372       $8.699      $12.372      $12.402
  Accumulation Unit Value at end of
   period                               $14.198      $13.913      $12.372       $8.699      $12.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               900        1,093        1,401        1,183        1,418
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                            $13.739      $12.235       $8.616      $12.272      $12.321
  Accumulation Unit Value at end of
   period                               $13.998      $13.739      $12.235       $8.616      $12.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               767        1,014        1,033          681          597
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $13.739      $12.235       $8.616      $12.272      $12.321
  Accumulation Unit Value at end of
   period                               $13.998      $13.739      $12.235       $8.616      $12.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               767        1,014        1,033          681          597
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $13.765      $12.276       $8.658      $12.351      $12.418
  Accumulation Unit Value at end of
   period                               $14.004      $13.765      $12.276       $8.658      $12.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                72          103          120          131          108
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                            $13.644      $12.181       $8.600            -            -
  Accumulation Unit Value at end of
   period                               $13.868      $13.644      $12.181            -            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               327          288          151            -            -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $13.597      $12.145       $8.578      $12.255      $12.340
  Accumulation Unit Value at end of
   period                               $13.812      $13.597      $12.145       $8.578      $12.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               483          378          195          104          108

                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                              2006         2005         2004         2003
--------------------------------------  ----------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  -            -            -            -
  Accumulation Unit Value at end of
   period                                     -            -            -            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 -            -            -            -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $11.686      $11.630      $10.832       $9.982
  Accumulation Unit Value at end of
   period                               $12.687      $11.686      $11.630      $10.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,406        1,602        1,945        2,018
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                            $11.722      $11.689      $11.498            -
  Accumulation Unit Value at end of
   period                               $12.701      $11.722      $11.689            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               952          910          817            -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                            $11.568      $11.546      $10.787       $9.958
  Accumulation Unit Value at end of
   period                               $12.521      $11.568      $11.546      $10.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               112          114          118          103
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $11.464      $11.448      $10.700       $9.881
  Accumulation Unit Value at end of
   period                               $12.402      $11.464      $11.448      $10.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             1,732        1,909        2,241        2,318
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                            $11.405      $11.407      $11.226            -
  Accumulation Unit Value at end of
   period                               $12.321      $11.405      $11.407            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               612          569          514            -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $11.405      $11.407      $10.766            -
  Accumulation Unit Value at end of
   period                               $12.321      $11.405      $11.407            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               612          569          514            -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $11.513      $11.532      $10.811      $10.000
  Accumulation Unit Value at end of
   period                               $12.418      $11.513      $11.532      $10.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               101          113          158           76
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  -            -            -            -
  Accumulation Unit Value at end of
   period                                     -            -            -            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 -            -            -            -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $11.458      $11.494      $10.878            -
  Accumulation Unit Value at end of
   period                               $12.340      $11.458      $11.494            -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               106          134          104            -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.864        $15.100        $10.693              -              -
  Accumulation Unit Value at end of
   period                                $17.088        $16.864        $15.100              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             16              1              -              -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.601         $7.774         $5.663         $9.121         $8.327
  Accumulation Unit Value at end of
   period                                 $8.509         $8.601         $7.774         $5.663         $9.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                224            229            306            373            475
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.632         $6.007         $4.385         $7.076         $6.473
  Accumulation Unit Value at end of
   period                                 $6.548         $6.632         $6.007         $4.385         $7.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                782            396            529            561            619
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.387         $7.604         $5.556         $8.974         $8.218
  Accumulation Unit Value at end of
   period                                 $8.272         $8.387         $7.604         $5.556         $8.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             28             44             47             65
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.291         $7.520         $5.497         $8.885         $8.140
  Accumulation Unit Value at end of
   period                                 $8.173         $8.291         $7.520         $5.497         $8.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                284            309            413            479            673
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.187         $7.437         $5.445         $8.813         $8.086
  Accumulation Unit Value at end of
   period                                 $8.059         $8.187         $7.437         $5.445         $8.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            250            263            247            196
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.187         $7.437         $5.445         $8.813         $8.086
  Accumulation Unit Value at end of
   period                                 $8.059         $8.187         $7.437         $5.445         $8.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            250            263            247            196
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.369         $5.794         $4.249         $6.887         $6.328
  Accumulation Unit Value at end of
   period                                 $6.260         $6.369         $5.794         $4.249         $6.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             50             64             71             58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.313         $5.749         $4.220              -              -
  Accumulation Unit Value at end of
   period                                 $6.199         $6.313         $5.749              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123             83             62              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.472         $5.896         $4.330         $7.030         $6.469
  Accumulation Unit Value at end of
   period                                 $6.351         $6.472         $5.896         $4.330         $7.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131             81             63             13             14

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.869         $7.656         $7.129         $6.553
  Accumulation Unit Value at end of
   period                                 $8.327         $7.869         $7.656         $7.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            872          1,047          1,212
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.129         $5.975         $5.533              -
  Accumulation Unit Value at end of
   period                                 $6.473         $6.129         $5.975              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                663            752            641              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.790         $7.602         $7.099         $6.537
  Accumulation Unit Value at end of
   period                                 $8.218         $7.790         $7.602         $7.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             84             85             82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.719         $7.537         $7.042         $6.487
  Accumulation Unit Value at end of
   period                                 $8.140         $7.719         $7.537         $7.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                808            906          1,034            986
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.680         $7.510         $6.958              -
  Accumulation Unit Value at end of
   period                                 $8.086         $7.680         $7.510              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                211            229            188              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.680         $7.510         $7.184              -
  Accumulation Unit Value at end of
   period                                 $8.086         $7.680         $7.510              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                211            229            188              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.020         $5.895         $5.525         $5.098
  Accumulation Unit Value at end of
   period                                 $6.328         $6.020         $5.895         $5.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             79             85             74
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.163         $6.044         $5.798              -
  Accumulation Unit Value at end of
   period                                 $6.469         $6.163         $6.044              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             24             31              -

38

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.045        $13.742        $10.117              -              -
  Accumulation Unit Value at end of
   period                                $14.729        $15.045        $13.742              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.448         $8.645         $6.926        $10.522         $9.698
  Accumulation Unit Value at end of
   period                                 $9.090         $9.448         $8.645         $6.926        $10.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,483          1,719          1,912          2,199          2,369
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.183         $8.420         $6.759        $10.290         $9.502
  Accumulation Unit Value at end of
   period                                 $8.818         $9.183         $8.420         $6.759        $10.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,343          4,289          5,016          5,411          5,694
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.213         $8.456         $6.795        $10.354         $9.571
  Accumulation Unit Value at end of
   period                                 $8.838         $9.213         $8.456         $6.795        $10.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            140            160            174            209
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.107         $8.363         $6.723        $10.250         $9.480
  Accumulation Unit Value at end of
   period                                 $8.732         $9.107         $8.363         $6.723        $10.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,449          1,865          2,270          2,535          2,836
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.993         $8.270         $6.659        $10.167         $9.417
  Accumulation Unit Value at end of
   period                                 $8.609         $8.993         $8.270         $6.659        $10.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,695          2,142          2,652          2,926          3,026
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.993         $8.270         $6.659        $10.167         $9.417
  Accumulation Unit Value at end of
   period                                 $8.609         $8.993         $8.270         $6.659        $10.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,695          2,142          2,652          2,926          3,026
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.819         $8.122         $6.550        $10.015         $9.291
  Accumulation Unit Value at end of
   period                                 $8.430         $8.819         $8.122         $6.550        $10.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             77            114            150            147
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.741         $8.059         $6.505              -              -
  Accumulation Unit Value at end of
   period                                 $8.348         $8.741         $8.059              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                577            419            171              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.899         $8.208         $6.629        $10.152         $9.432
  Accumulation Unit Value at end of
   period                                 $8.494         $8.899         $8.208         $6.629        $10.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                889            644            411            303            337

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.726         $8.266         $7.547         $6.771
  Accumulation Unit Value at end of
   period                                 $9.698         $8.726         $8.266         $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,328          2,267          1,825          1,145
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.567         $8.132         $7.530              -
  Accumulation Unit Value at end of
   period                                 $9.502         $8.567         $8.132              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,320          4,439          2,242              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.637         $8.207         $7.515         $6.754
  Accumulation Unit Value at end of
   period                                 $9.571         $8.637         $8.207         $7.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                248            280            209            109
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.559         $8.137         $7.455         $6.702
  Accumulation Unit Value at end of
   period                                 $9.480         $8.559         $8.137         $7.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,373          2,199          2,072          1,402
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.516         $8.108         $7.511              -
  Accumulation Unit Value at end of
   period                                 $9.417         $8.516         $8.108              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,137          3,168          2,074              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.516         $8.108         $7.521              -
  Accumulation Unit Value at end of
   period                                 $9.417         $8.516         $8.108              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,137          3,168          2,074              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.414         $8.023         $7.372         $6.639
  Accumulation Unit Value at end of
   period                                 $9.291         $8.414         $8.023         $7.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            156            128             42
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.554         $8.169         $7.599              -
  Accumulation Unit Value at end of
   period                                 $9.432         $8.554         $8.169              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                372            374            241              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.649        $12.622        $10.218              -              -
  Accumulation Unit Value at end of
   period                                $12.995        $13.649        $12.622              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             21              9              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.490         $4.305         $3.087         $6.479         $5.998
  Accumulation Unit Value at end of
   period                                 $5.076         $5.490         $4.305         $3.087         $6.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                689            964            975          1,108          1,400
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.816         $4.570         $3.283         $6.905         $6.405
  Accumulation Unit Value at end of
   period                                 $5.366         $5.816         $4.570         $3.283         $6.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                728          1,316          1,298          1,069          1,185
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.348         $4.206         $3.025         $6.368         $5.912
  Accumulation Unit Value at end of
   period                                 $4.929         $5.348         $4.206         $3.025         $6.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104            154            121            100            139
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.300         $4.170         $3.001         $6.320         $5.871
  Accumulation Unit Value at end of
   period                                 $4.882         $5.300         $4.170         $3.001         $6.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                770          1,163          1,405          1,559          2,022
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.233         $4.124         $2.972         $6.269         $5.832
  Accumulation Unit Value at end of
   period                                 $4.814         $5.233         $4.124         $2.972         $6.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                746          1,027            989          1,006            935
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.233         $4.124         $2.972         $6.269         $5.832
  Accumulation Unit Value at end of
   period                                 $4.814         $5.233         $4.124         $2.972         $6.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                746          1,027            989          1,006            935
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.585         $4.408         $3.181         $6.721         $6.262
  Accumulation Unit Value at end of
   period                                 $5.130         $5.585         $4.408         $3.181         $6.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149            174            193            215            209
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.536         $4.374         $3.160              -              -
  Accumulation Unit Value at end of
   period                                 $5.080         $5.536         $4.374              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                290            340            196              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.517         $4.361         $3.152         $6.669         $6.223
  Accumulation Unit Value at end of
   period                                 $5.060         $5.517         $4.361         $3.152         $6.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                299            430            127             63             91

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.946         $5.863         $5.203         $4.454
  Accumulation Unit Value at end of
   period                                 $5.998         $5.946         $5.863         $5.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,674          2,125          2,213          2,059
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.362         $6.286         $5.771              -
  Accumulation Unit Value at end of
   period                                 $6.405         $6.362         $6.286              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,295          1,384          1,326              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.879         $5.814         $5.175         $4.438
  Accumulation Unit Value at end of
   period                                 $5.912         $5.879         $5.814         $5.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                214            234            272            193
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.841         $5.779         $5.147         $4.415
  Accumulation Unit Value at end of
   period                                 $5.871         $5.841         $5.779         $5.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,492          2,899          3,306          2,843
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.811         $5.758         $5.289              -
  Accumulation Unit Value at end of
   period                                 $5.832         $5.811         $5.758              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                985          1,061            861              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.811         $5.758         $5.384              -
  Accumulation Unit Value at end of
   period                                 $5.832         $5.811         $5.758              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                985          1,061            861              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.249         $6.201         $5.539         $4.760
  Accumulation Unit Value at end of
   period                                 $6.262         $6.249         $6.201         $5.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                212            236            295            206
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.219         $6.181         $5.795              -
  Accumulation Unit Value at end of
   period                                 $6.223         $6.219         $6.181              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            140             80              -

40

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNTS                              2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.751        $14.066        $10.192              -              -
  Accumulation Unit Value at end of
   period                                $16.240        $17.751        $14.066              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              9              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.847        $13.308         $8.291        $13.893        $13.778
  Accumulation Unit Value at end of
   period                                $15.752        $17.847        $13.308         $8.291        $13.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                657            792            944          1,104          1,291
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.602         $8.669         $5.411         $9.086         $9.029
  Accumulation Unit Value at end of
   period                                $10.220        $11.602         $8.669         $5.411         $9.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,085          2,579          3,459          3,750          3,734
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.403        $13.016         $8.133        $13.670        $13.597
  Accumulation Unit Value at end of
   period                                $15.314        $17.403        $13.016         $8.133        $13.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             81             84             65            100
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.203        $12.873         $8.048        $13.533        $13.468
  Accumulation Unit Value at end of
   period                                $15.131        $17.203        $12.873         $8.048        $13.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                663            941          1,107          1,289          1,500
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.987        $12.730         $7.971        $13.424        $13.379
  Accumulation Unit Value at end of
   period                                $14.919        $16.987        $12.730         $7.971        $13.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                742          1,006          1,221          1,169          1,256
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.987        $12.730         $7.971        $13.424        $13.379
  Accumulation Unit Value at end of
   period                                $14.919        $16.987        $12.730         $7.971        $13.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                742          1,006          1,221          1,169          1,256
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.141         $8.362         $5.243         $8.844         $8.828
  Accumulation Unit Value at end of
   period                                 $9.770        $11.141         $8.362         $5.243         $8.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             50             76            101             87
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.044         $8.297         $5.208              -              -
  Accumulation Unit Value at end of
   period                                 $9.675        $11.044         $8.297              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                527            330            174              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.005         $8.272         $5.195         $8.775         $8.772
  Accumulation Unit Value at end of
   period                                 $9.636        $11.005         $8.272         $5.195         $8.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                768            525            296            233            263

                                                         AS OF DECEMBER 31,
SUB-ACCOUNTS                              2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.372        $11.951        $11.406         $9.569
  Accumulation Unit Value at end of
   period                                $13.778        $12.372        $11.951        $11.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,416          1,342          1,278          1,095
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.124         $7.863         $7.134              -
  Accumulation Unit Value at end of
   period                                 $9.029         $8.124         $7.863              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,779          2,619          1,396              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.247        $11.865        $11.358         $9.546
  Accumulation Unit Value at end of
   period                                $13.597        $12.247        $11.865        $11.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107            124            121             81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.136        $11.764        $11.267         $9.472
  Accumulation Unit Value at end of
   period                                $13.468        $12.136        $11.764        $11.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,431          1,345          1,259          1,010
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.074        $11.722        $10.640              -
  Accumulation Unit Value at end of
   period                                $13.379        $12.074        $11.722              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,385          1,323            909              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.074        $11.722        $11.875              -
  Accumulation Unit Value at end of
   period                                $13.379        $12.074        $11.722              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,385          1,323            909              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.979         $7.757         $7.452         $6.275
  Accumulation Unit Value at end of
   period                                 $8.828         $7.979         $7.757         $7.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            149            146             54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.941         $7.732         $7.855              -
  Accumulation Unit Value at end of
   period                                 $8.772         $7.941         $7.732              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305            312            233              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNTS                              2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.195        $17.478        $11.004              -              -
  Accumulation Unit Value at end of
   period                                $20.258        $23.195        $17.478              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             19             14              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.188        $11.530        $10.091        $10.507        $10.251
  Accumulation Unit Value at end of
   period                                $12.797        $12.188        $11.530        $10.091        $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                815          1,030            908            463            341
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.047        $11.419        $10.014        $10.448        $10.214
  Accumulation Unit Value at end of
   period                                $12.624        $12.047        $11.419        $10.014        $10.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,536          1,815          1,780          1,020            749
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.977        $11.364         $9.976        $10.419        $10.195
  Accumulation Unit Value at end of
   period                                $12.538        $11.977        $11.364         $9.976        $10.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85            169            137             71             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.942        $11.337         $9.957        $10.404        $10.186
  Accumulation Unit Value at end of
   period                                $12.495        $11.942        $11.337         $9.957        $10.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                898            993            846            606            450
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.838        $11.255         $9.900        $10.361        $10.158
  Accumulation Unit Value at end of
   period                                $12.368        $11.838        $11.255         $9.900        $10.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                717            772            951            418            221
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.838        $11.255         $9.900        $10.361        $10.158
  Accumulation Unit Value at end of
   period                                $12.368        $11.838        $11.255         $9.900        $10.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                717            772            951            418            221
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.736        $11.174         $9.844        $10.317        $10.131
  Accumulation Unit Value at end of
   period                                $12.243        $11.736        $11.174         $9.844        $10.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             61             46             42             33
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.668        $11.121         $9.806              -              -
  Accumulation Unit Value at end of
   period                                $12.159        $11.668        $11.121              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                282            211             67              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.634        $11.094         $9.788        $10.273        $10.103
  Accumulation Unit Value at end of
   period                                $12.118        $11.634        $11.094         $9.788        $10.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                590            323            139             53             27

                                                         AS OF DECEMBER 31,
SUB-ACCOUNTS                              2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.016         $9.978              -              -
  Accumulation Unit Value at end of
   period                                $10.251        $10.016              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109             38              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.000         $9.975              -              -
  Accumulation Unit Value at end of
   period                                $10.214        $10.000              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305             83              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.992         $9.974              -              -
  Accumulation Unit Value at end of
   period                                $10.195         $9.992              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              8              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.988         $9.973              -              -
  Accumulation Unit Value at end of
   period                                $10.186         $9.988              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126             41              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.975         $9.971              -              -
  Accumulation Unit Value at end of
   period                                $10.158         $9.975              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76              9              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.975         $9.971              -              -
  Accumulation Unit Value at end of
   period                                $10.158         $9.975              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76              9              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.963         $9.969              -              -
  Accumulation Unit Value at end of
   period                                $10.131         $9.963              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.951         $9.967              -              -
  Accumulation Unit Value at end of
   period                                $10.103         $9.951              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              -              -              -

42

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNTS                              2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.161        $11.626        $10.283              -              -
  Accumulation Unit Value at end of
   period                                $12.636        $12.161        $11.626              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             20              5              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.033        $11.957         $9.289        $16.395        $14.773
  Accumulation Unit Value at end of
   period                                $11.425        $13.033        $11.957         $9.289        $16.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            178            188            213            150
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.886        $11.846         $9.221        $16.307        $14.724
  Accumulation Unit Value at end of
   period                                $11.273        $12.886        $11.846         $9.221        $16.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                337            400            452            539            389
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.813        $11.790         $9.188        $16.264        $14.699
  Accumulation Unit Value at end of
   period                                $11.198        $12.813        $11.790         $9.188        $16.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8              7             10             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.776        $11.763         $9.171        $16.242        $14.687
  Accumulation Unit Value at end of
   period                                $11.161        $12.776        $11.763         $9.171        $16.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                186            237            265            321            282
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.668        $11.681         $9.120        $16.177        $14.650
  Accumulation Unit Value at end of
   period                                $11.050        $12.668        $11.681         $9.120        $16.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                134            130            168            189            133
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.668        $11.681         $9.120        $16.177        $14.650
  Accumulation Unit Value at end of
   period                                $11.050        $12.668        $11.681         $9.120        $16.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                134            130            168            189            133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.561        $11.599         $9.070        $16.112        $14.613
  Accumulation Unit Value at end of
   period                                $10.940        $12.561        $11.599         $9.070        $16.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              8              7             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.490        $11.545         $9.037              -              -
  Accumulation Unit Value at end of
   period                                $10.867        $12.490        $11.545              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             35              7              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.454        $11.518         $9.020        $16.048        $14.577
  Accumulation Unit Value at end of
   period                                $10.830        $12.454        $11.518         $9.020        $16.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             45             30             13              3

                                                         AS OF DECEMBER 31,
SUB-ACCOUNTS                              2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.961        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.773        $11.961              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             20              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.945        $10.018              -              -
  Accumulation Unit Value at end of
   period                                $14.724        $11.945              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                192             83              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.937        $10.018              -              -
  Accumulation Unit Value at end of
   period                                $14.699        $11.937              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              8              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.933        $10.018              -              -
  Accumulation Unit Value at end of
   period                                $14.687        $11.933              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163              5              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.921        $10.018              -              -
  Accumulation Unit Value at end of
   period                                $14.650        $11.921              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             22              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.921        $10.018              -              -
  Accumulation Unit Value at end of
   period                                $14.650        $11.921              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             22              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.909        $10.018              -              -
  Accumulation Unit Value at end of
   period                                $14.613        $11.909              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.897        $10.018              -              -
  Accumulation Unit Value at end of
   period                                $14.577        $11.897              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.802        $13.723        $10.774              -              -
  Accumulation Unit Value at end of
   period                                $12.840        $14.802        $13.723              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              4              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.793        $10.345         $8.056        $12.815        $11.508
  Accumulation Unit Value at end of
   period                                $11.548        $11.793        $10.345         $8.056        $12.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             45             32             48             68
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.656        $10.245         $7.995        $12.742        $11.466
  Accumulation Unit Value at end of
   period                                $11.391        $11.656        $10.245         $7.995        $12.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131            142            240            173            296
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.588        $10.196         $7.964        $12.706        $11.445
  Accumulation Unit Value at end of
   period                                $11.313        $11.588        $10.196         $7.964        $12.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              3              3              5              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.555        $10.171         $7.949        $12.688        $11.435
  Accumulation Unit Value at end of
   period                                $11.275        $11.555        $10.171         $7.949        $12.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88             66             90             81             78
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.454        $10.097         $7.903        $12.634        $11.403
  Accumulation Unit Value at end of
   period                                $11.160        $11.454        $10.097         $7.903        $12.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             74             66             35             30
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.454        $10.097         $7.903        $12.634        $11.403
  Accumulation Unit Value at end of
   period                                $11.160        $11.454        $10.097         $7.903        $12.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             74             66             35             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.354        $10.024         $7.858        $12.581        $11.372
  Accumulation Unit Value at end of
   period                                $11.046        $11.354        $10.024         $7.858        $12.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             12             13             13              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.288         $9.976         $7.827              -              -
  Accumulation Unit Value at end of
   period                                $10.970        $11.288         $9.976              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             12              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.255         $9.952         $7.812        $12.527        $11.341
  Accumulation Unit Value at end of
   period                                $10.933        $11.255         $9.952         $7.812        $12.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19              8              1              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.590         $9.468              -              -
  Accumulation Unit Value at end of
   period                                $11.508        $10.590              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             21              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.573         $9.464              -              -
  Accumulation Unit Value at end of
   period                                $11.466        $10.573              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163             33              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.564         $9.463              -              -
  Accumulation Unit Value at end of
   period                                $11.445        $10.564              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.559         $9.462              -              -
  Accumulation Unit Value at end of
   period                                $11.435        $10.559              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             20              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.546         $9.459              -              -
  Accumulation Unit Value at end of
   period                                $11.403        $10.546              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.546         $9.459              -              -
  Accumulation Unit Value at end of
   period                                $11.403        $10.546              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.533         $9.457              -              -
  Accumulation Unit Value at end of
   period                                $11.372        $10.533              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.520         $9.455              -              -
  Accumulation Unit Value at end of
   period                                $11.341        $10.520              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

44

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.661        $12.996        $10.228              -              -
  Accumulation Unit Value at end of
   period                                $14.206        $14.661        $12.996              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.980        $12.928        $11.136        $14.539        $14.183
  Accumulation Unit Value at end of
   period                                $13.994        $13.980        $12.928        $11.136        $14.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,657          3,098          3,611          4,436          5,780
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.008        $12.054        $10.403        $13.610        $13.303
  Accumulation Unit Value at end of
   period                                $12.996        $13.008        $12.054        $10.403        $13.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,415          6,974          8,053          8,864          9,822
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.632        $12.645        $10.924        $14.305        $13.997
  Accumulation Unit Value at end of
   period                                $13.605        $13.632        $12.645        $10.924        $14.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                222            283            296            348            446
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.476        $12.506        $10.810        $14.163        $13.864
  Accumulation Unit Value at end of
   period                                $13.443        $13.476        $12.506        $10.810        $14.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,817          3,470          4,266          4,892          6,550
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.306        $12.367        $10.706        $14.048        $13.773
  Accumulation Unit Value at end of
   period                                $13.254        $13.306        $12.367        $10.706        $14.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,651          3,242          3,893          4,269          4,400
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.306        $12.367        $10.706        $14.048        $13.773
  Accumulation Unit Value at end of
   period                                $13.254        $13.306        $12.367        $10.706        $14.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,651          3,242          3,893          4,269          4,400
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.492        $11.628        $10.081        $13.247        $13.007
  Accumulation Unit Value at end of
   period                                $12.424        $12.492        $11.628        $10.081        $13.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                159            198            271            275            233
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.382        $11.537        $10.012              -              -
  Accumulation Unit Value at end of
   period                                $12.303        $12.382        $11.537              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,014            818            421              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.152        $12.261        $10.646        $14.011        $13.778
  Accumulation Unit Value at end of
   period                                $13.061        $13.152        $12.261        $10.646        $14.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,193          1,006            578            324            392

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.886        $12.741        $11.636        $10.818
  Accumulation Unit Value at end of
   period                                $14.183        $12.886        $12.741        $11.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,059          6,636          6,178          5,267
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.111        $11.999        $11.406              -
  Accumulation Unit Value at end of
   period                                $13.303        $12.111        $11.999              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,376          8,099          4,773              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.756        $12.650        $11.587        $10.791
  Accumulation Unit Value at end of
   period                                $13.997        $12.756        $12.650        $11.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                533            522            474            334
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.641        $12.543        $11.495        $10.708
  Accumulation Unit Value at end of
   period                                $13.864        $12.641        $12.543        $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,050          7,525          7,408          6,700
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.576        $12.497        $11.886              -
  Accumulation Unit Value at end of
   period                                $13.773        $12.576        $12.497              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,321          4,513          3,232              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.576        $12.497        $11.620              -
  Accumulation Unit Value at end of
   period                                $13.773        $12.576        $12.497              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,321          4,513          3,232              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.895        $11.838        $10.881        $10.155
  Accumulation Unit Value at end of
   period                                $13.007        $11.895        $11.838        $10.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                237            284            284            186
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.619        $12.577        $11.726              -
  Accumulation Unit Value at end of
   period                                $13.778        $12.619        $12.577              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                408            421            289              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.655        $11.827        $10.295              -              -
  Accumulation Unit Value at end of
   period                                $12.536        $12.655        $11.827              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             41             15              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.090        $14.666        $12.150        $18.322        $17.262
  Accumulation Unit Value at end of
   period                                $15.778        $16.090        $14.666        $12.150        $18.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                485            576            628            707            682
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.845        $14.471        $12.013        $18.152        $17.136
  Accumulation Unit Value at end of
   period                                $15.507        $15.845        $14.471        $12.013        $18.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,124          1,324          1,592          1,558          1,424
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.724        $14.375        $11.945        $18.067        $17.073
  Accumulation Unit Value at end of
   period                                $15.373        $15.724        $14.375        $11.945        $18.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             33             41             67             69
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.663        $14.327        $11.911        $18.025        $17.042
  Accumulation Unit Value at end of
   period                                $15.307        $15.663        $14.327        $11.911        $18.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                662            781            925          1,044          1,136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.484        $14.185        $11.810        $17.899        $16.948
  Accumulation Unit Value at end of
   period                                $15.109        $15.484        $14.185        $11.810        $17.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                507            642            726            775            601
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.484        $14.185        $11.810        $17.899        $16.948
  Accumulation Unit Value at end of
   period                                $15.109        $15.484        $14.185        $11.810        $17.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                507            642            726            775            601
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.307        $14.043        $11.710        $17.775        $16.855
  Accumulation Unit Value at end of
   period                                $14.914        $15.307        $14.043        $11.710        $17.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             38             65             73             83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.190        $13.950        $11.644              -              -
  Accumulation Unit Value at end of
   period                                $14.785        $15.190        $13.950              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                166            125             66              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.137        $13.908        $11.615        $17.656        $16.768
  Accumulation Unit Value at end of
   period                                $14.726        $15.137        $13.908        $11.615        $17.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                312            209            120             75             70

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.522        $13.842        $12.218        $10.604
  Accumulation Unit Value at end of
   period                                $17.262        $14.522        $13.842        $12.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                528            355            244             72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.445        $13.796        $12.834              -
  Accumulation Unit Value at end of
   period                                $17.136        $14.445        $13.796              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                876            484            234              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.407        $13.773        $12.193        $10.601
  Accumulation Unit Value at end of
   period                                $17.073        $14.407        $13.773        $12.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             66             37             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.387        $13.761        $12.189        $10.601
  Accumulation Unit Value at end of
   period                                $17.042        $14.387        $13.761        $12.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                790            542            411            216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.330        $13.727        $12.776              -
  Accumulation Unit Value at end of
   period                                $16.948        $14.330        $13.727              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                499            404            284              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.330        $13.727        $12.302              -
  Accumulation Unit Value at end of
   period                                $16.948        $14.330        $13.727              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                499            404            284              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.273        $13.693        $12.165        $10.598
  Accumulation Unit Value at end of
   period                                $16.855        $14.273        $13.693        $12.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             70             66             37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.220        $13.663        $12.279              -
  Accumulation Unit Value at end of
   period                                $16.768        $14.220        $13.663              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             71             49              -

46

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.458        $12.396        $10.378              -              -
  Accumulation Unit Value at end of
   period                                $13.060        $13.458        $12.396              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             19              7              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.597        $18.703        $15.419        $21.911        $19.915
  Accumulation Unit Value at end of
   period                                $19.660        $20.597        $18.703        $15.419        $21.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                738            929          1,091          1,173          1,481
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.284        $18.455        $15.245        $21.707        $19.770
  Accumulation Unit Value at end of
   period                                $19.322        $20.284        $18.455        $15.245        $21.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,618          2,051          2,397          2,519          2,858
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.129        $18.333        $15.159        $21.606        $19.697
  Accumulation Unit Value at end of
   period                                $19.155        $20.129        $18.333        $15.159        $21.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             77             84            108            150
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.052        $18.272        $15.116        $21.555        $19.661
  Accumulation Unit Value at end of
   period                                $19.073        $20.052        $18.272        $15.116        $21.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                864          1,087          1,369          1,476          1,925
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $19.822        $18.090        $14.988        $21.405        $19.553
  Accumulation Unit Value at end of
   period                                $18.826        $19.822        $18.090        $14.988        $21.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                779          1,000          1,275          1,338          1,293
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.822        $18.090        $14.988        $21.405        $19.553
  Accumulation Unit Value at end of
   period                                $18.826        $19.822        $18.090        $14.988        $21.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                779          1,000          1,275          1,338          1,293
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.596        $17.910        $14.861        $21.256        $19.446
  Accumulation Unit Value at end of
   period                                $18.583        $19.596        $17.910        $14.861        $21.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             53             80             78            286
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.446        $17.790        $14.777              -              -
  Accumulation Unit Value at end of
   period                                $18.422        $19.446        $17.790              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                283            322            113              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.378        $17.737        $14.740        $21.114        $19.346
  Accumulation Unit Value at end of
   period                                $18.349        $19.378        $17.737        $14.740        $21.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                785            693            406            302            174

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.453        $14.424        $12.407        $10.543
  Accumulation Unit Value at end of
   period                                $19.915        $16.453        $14.424        $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,299            993            480            126
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.366        $14.376        $13.283              -
  Accumulation Unit Value at end of
   period                                $19.770        $16.366        $14.376              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,449          1,772            538              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.322        $14.352        $12.382        $10.540
  Accumulation Unit Value at end of
   period                                $19.697        $16.322        $14.352        $12.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                155            119             68              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.300        $14.340        $12.377        $10.539
  Accumulation Unit Value at end of
   period                                $19.661        $16.300        $14.340        $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,473          1,128            638            323
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.235        $14.304        $13.224              -
  Accumulation Unit Value at end of
   period                                $19.553        $16.235        $14.304              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,194          1,167            453              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.235        $14.304        $12.521              -
  Accumulation Unit Value at end of
   period                                $19.553        $16.235        $14.304              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,194          1,167            453              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.170        $14.268        $12.353        $10.537
  Accumulation Unit Value at end of
   period                                $19.446        $16.170        $14.268        $12.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                289            294             61             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.111        $14.237        $12.497              -
  Accumulation Unit Value at end of
   period                                $19.346        $16.111        $14.237              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            144             81              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.273        $12.180        $10.147              -              -
  Accumulation Unit Value at end of
   period                                $12.537        $13.273        $12.180              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             58             30              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.679        $13.420        $10.824        $17.498        $17.191
  Accumulation Unit Value at end of
   period                                $14.288        $14.679        $13.420        $10.824        $17.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,472          2,946          3,568          4,577          6,057
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.842        $12.681        $10.248        $16.600        $16.342
  Accumulation Unit Value at end of
   period                                $13.447        $13.842        $12.681        $10.248        $16.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,627          5,947          7,101          7,859          9,098
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.314        $13.126        $10.619        $17.217        $16.966
  Accumulation Unit Value at end of
   period                                $13.891        $14.314        $13.126        $10.619        $17.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176            223            285            339            500
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.150        $12.982        $10.507        $17.045        $16.805
  Accumulation Unit Value at end of
   period                                $13.725        $14.150        $12.982        $10.507        $17.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,696          3,462          4,441          5,109          7,090
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.972        $12.838        $10.406        $16.907        $16.694
  Accumulation Unit Value at end of
   period                                $13.532        $13.972        $12.838        $10.406        $16.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,449          3,115          3,784          4,203          4,197
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.972        $12.838        $10.406        $16.907        $16.694
  Accumulation Unit Value at end of
   period                                $13.532        $13.972        $12.838        $10.406        $16.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,449          3,115          3,784          4,203          4,197
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.293        $12.232         $9.930        $16.158        $15.978
  Accumulation Unit Value at end of
   period                                $12.855        $13.293        $12.232         $9.930        $16.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                202            243            296            352            372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.176        $12.138         $9.863              -              -
  Accumulation Unit Value at end of
   period                                $12.730        $13.176        $12.138              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                889            701            374              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.648        $12.578        $10.226        $16.664        $16.503
  Accumulation Unit Value at end of
   period                                $13.178        $13.648        $12.578        $10.226        $16.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,295            959            568            366            440

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.763        $13.576        $12.254        $10.774
  Accumulation Unit Value at end of
   period                                $17.191        $14.763        $13.576        $12.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,545          6,334          5,658          4,507
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.062        $12.957        $12.090              -
  Accumulation Unit Value at end of
   period                                $16.342        $14.062        $12.957              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,358          6,872          4,081              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.614        $13.479        $12.203        $10.748
  Accumulation Unit Value at end of
   period                                $16.966        $14.614        $13.479        $12.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                565            524            463            343
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.482        $13.364        $12.105        $10.665
  Accumulation Unit Value at end of
   period                                $16.805        $14.482        $13.364        $12.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,282          6,967          6,982          5,838
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.408        $13.316        $12.431              -
  Accumulation Unit Value at end of
   period                                $16.694        $14.408        $13.316              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,035          4,064          2,935              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.408        $13.316        $12.204              -
  Accumulation Unit Value at end of
   period                                $16.694        $14.408        $13.316              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,035          4,064          2,935              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.811        $12.783        $11.614        $10.250
  Accumulation Unit Value at end of
   period                                $15.978        $13.811        $12.783        $11.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                341            341            353            214
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.286        $13.243        $12.171              -
  Accumulation Unit Value at end of
   period                                $16.503        $14.286        $13.243              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                502            487            291              -

48

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.711        $12.668        $10.325              -              -
  Accumulation Unit Value at end of
   period                                $13.206        $13.711        $12.668              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             33             10              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.623        $20.382        $11.955        $25.652        $20.203
  Accumulation Unit Value at end of
   period                                $19.595        $23.623        $20.382        $11.955        $25.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                295            367            408            417            652
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $27.955        $24.167        $14.203        $30.539        $24.099
  Accumulation Unit Value at end of
   period                                $23.141        $27.955        $24.167        $14.203        $30.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                588            776            929            821          1,186
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.036        $19.935        $11.728        $25.241        $19.938
  Accumulation Unit Value at end of
   period                                $19.050        $23.036        $19.935        $11.728        $25.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             37             52             39             52
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.771        $19.716        $11.605        $24.989        $19.749
  Accumulation Unit Value at end of
   period                                $18.822        $22.771        $19.716        $11.605        $24.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                333            511            704            635            822
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $22.486        $19.497        $11.493        $24.786        $19.618
  Accumulation Unit Value at end of
   period                                $18.558        $22.486        $19.497        $11.493        $24.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                385            576            802            591            640
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.486        $19.497        $11.493        $24.786        $19.618
  Accumulation Unit Value at end of
   period                                $18.558        $22.486        $19.497        $11.493        $24.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                385            576            802            591            640
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.845        $23.312        $13.763        $29.725        $23.563
  Accumulation Unit Value at end of
   period                                $22.123        $26.845        $23.312        $13.763        $29.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             26             23             19             82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.610        $23.131        $13.670              -              -
  Accumulation Unit Value at end of
   period                                $21.907        $26.610        $23.131              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            161             55              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.507        $20.444        $12.088        $26.147        $20.757
  Accumulation Unit Value at end of
   period                                $19.343        $23.507        $20.444        $12.088        $26.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                245            258            120             50             36

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.992        $12.725        $10.363         $7.687
  Accumulation Unit Value at end of
   period                                $20.203        $15.992        $12.725        $10.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                720            675            440            316
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $19.114        $15.240        $13.623              -
  Accumulation Unit Value at end of
   period                                $24.099        $19.114        $15.240              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,044            824            356              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.830        $12.634        $10.320         $7.668
  Accumulation Unit Value at end of
   period                                $19.938        $15.830        $12.634        $10.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             77             64             27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.687        $12.527        $10.237         $7.609
  Accumulation Unit Value at end of
   period                                $19.749        $15.687        $12.527        $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                812            755            446            315
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.607        $12.481        $11.162              -
  Accumulation Unit Value at end of
   period                                $19.618        $15.607        $12.481              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                617            668            233              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.607        $12.481        $10.512              -
  Accumulation Unit Value at end of
   period                                $19.618        $15.607        $12.481              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                617            668            233              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.773        $15.036        $12.325         $9.177
  Accumulation Unit Value at end of
   period                                $23.563        $18.773        $15.036        $12.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86             75             35             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.563        $13.286        $11.220              -
  Accumulation Unit Value at end of
   period                                $20.757        $16.563        $13.286              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             47             22              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.124        $17.545        $10.400              -              -
  Accumulation Unit Value at end of
   period                                $16.517        $20.124        $17.545              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             25             14              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.074        $12.260         $9.095        $15.509        $13.656
  Accumulation Unit Value at end of
   period                                $11.492        $13.074        $12.260         $9.095        $15.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,326          1,547          1,780          2,085          2,376
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.307        $11.565         $8.596        $14.688        $12.959
  Accumulation Unit Value at end of
   period                                $10.797        $12.307        $11.565         $8.596        $14.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,359          4,151          4,848          5,536          5,998
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.749        $11.991         $8.922        $15.260        $13.477
  Accumulation Unit Value at end of
   period                                $11.173        $12.749        $11.991         $8.922        $15.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            138            147            170            228
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.602        $11.860         $8.829        $15.108        $13.349
  Accumulation Unit Value at end of
   period                                $11.039        $12.602        $11.860         $8.829        $15.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,284          1,635          1,991          2,324          2,881
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.444        $11.728         $8.744        $14.985        $13.261
  Accumulation Unit Value at end of
   period                                $10.884        $12.444        $11.728         $8.744        $14.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,756          2,158          2,627          3,130          3,301
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.444        $11.728         $8.744        $14.985        $13.261
  Accumulation Unit Value at end of
   period                                $10.884        $12.444        $11.728         $8.744        $14.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,756          2,158          2,627          3,130          3,301
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.819        $11.155         $8.330        $14.296        $12.670
  Accumulation Unit Value at end of
   period                                $10.321        $11.819        $11.155         $8.330        $14.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             89            114            141            166
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.715        $11.069         $8.273              -              -
  Accumulation Unit Value at end of
   period                                $10.221        $11.715        $11.069              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                690            498            245              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.674        $11.036         $8.252        $14.185        $12.591
  Accumulation Unit Value at end of
   period                                $10.180        $11.674        $11.036         $8.252        $14.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,095            831            539            411            462

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.432        $10.549         $9.048         $7.401
  Accumulation Unit Value at end of
   period                                $13.656        $11.432        $10.549         $9.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,536          2,492          1,933            729
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.870        $10.051         $9.168              -
  Accumulation Unit Value at end of
   period                                $12.959        $10.870        $10.051              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,308          5,726          3,406              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.316        $10.474         $9.010         $7.383
  Accumulation Unit Value at end of
   period                                $13.477        $11.316        $10.474         $9.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                247            284            219             48
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.214        $10.385         $8.938         $7.326
  Accumulation Unit Value at end of
   period                                $13.349        $11.214        $10.385         $8.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,789          2,559          2,336          1,301
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.157        $10.347         $9.443              -
  Accumulation Unit Value at end of
   period                                $13.261        $11.157        $10.347              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,665          3,865          2,813              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.157        $10.347         $9.107              -
  Accumulation Unit Value at end of
   period                                $13.261        $11.157        $10.347              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,665          3,865          2,813              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.676         $9.916         $8.560         $7.028
  Accumulation Unit Value at end of
   period                                $12.670        $10.676         $9.916         $8.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            199            191             60
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.625         $9.883         $8.723              -
  Accumulation Unit Value at end of
   period                                $12.591        $10.625         $9.883              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                526            549            425              -

50

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.061        $14.273        $10.700              -              -
  Accumulation Unit Value at end of
   period                                $13.100        $15.061        $14.273              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             28             11              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.199        $11.548         $8.955        $15.785        $15.680
  Accumulation Unit Value at end of
   period                                $11.163        $12.199        $11.548         $8.955        $15.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,304          1,508          1,839          2,365          3,116
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.841        $11.232         $8.727        $15.414        $15.342
  Accumulation Unit Value at end of
   period                                $10.813        $11.841        $11.232         $8.727        $15.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,111          3,947          4,586          5,219          6,247
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.896        $11.295         $8.785        $15.532        $15.475
  Accumulation Unit Value at end of
   period                                $10.852        $11.896        $11.295         $8.785        $15.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                159            174            224            254            336
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.760        $11.171         $8.693        $15.377        $15.328
  Accumulation Unit Value at end of
   period                                $10.722        $11.760        $11.171         $8.693        $15.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,601          2,083          2,558          2,935          3,821
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.612        $11.047         $8.610        $15.252        $15.227
  Accumulation Unit Value at end of
   period                                $10.572        $11.612        $11.047         $8.610        $15.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,352          1,702          2,090          2,477          2,847
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.612        $11.047         $8.610        $15.252        $15.227
  Accumulation Unit Value at end of
   period                                $10.572        $11.612        $11.047         $8.610        $15.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,352          1,702          2,090          2,477          2,847
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.371        $10.834         $8.456        $15.003        $15.000
  Accumulation Unit Value at end of
   period                                $10.337        $11.371        $10.834         $8.456        $15.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85             89            139            156            168
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.272        $10.750         $8.399              -              -
  Accumulation Unit Value at end of
   period                                $10.236        $11.272        $10.750              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                335            216             82              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.981        $10.478         $8.191        $14.554        $14.573
  Accumulation Unit Value at end of
   period                                 $9.967        $10.981        $10.478         $8.191        $14.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                714            518            408            336            462
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.169        $13.555        $10.622              -              -
  Accumulation Unit Value at end of
   period                                $12.829        $14.169        $13.555              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             13             10              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.087        $12.221        $10.708         $8.905
  Accumulation Unit Value at end of
   period                                $15.680        $13.087        $12.221        $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,386          3,293          2,567          1,647
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.830        $12.006        $11.057              -
  Accumulation Unit Value at end of
   period                                $15.342        $12.830        $12.006              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,774          4,766          2,114              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.954        $12.134        $10.664         $8.883
  Accumulation Unit Value at end of
   period                                $15.475        $12.954        $12.134        $10.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                334            326            256             77
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.838        $12.031        $10.578         $8.815
  Accumulation Unit Value at end of
   period                                $15.328        $12.838        $12.031        $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,629          3,349          3,108          2,385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.772        $11.987        $11.045              -
  Accumulation Unit Value at end of
   period                                $15.227        $12.772        $11.987              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,021          3,014          1,923              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.772        $11.987        $10.763              -
  Accumulation Unit Value at end of
   period                                $15.227        $12.772        $11.987              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,021          3,014          1,923              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.601        $11.845        $10.446         $8.720
  Accumulation Unit Value at end of
   period                                $15.000        $12.601        $11.845        $10.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            161            182            110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.260        $11.541        $10.392              -
  Accumulation Unit Value at end of
   period                                $14.573        $12.260        $11.541              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                502            510            316              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -



(a)  Inception date May 2, 2011.

-------------------------------------------------------------------------------


SERIES III



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.200          $11.934           $9.790          $14.127
  Accumulation Unit Value at end of
   period                                  $13.145          $13.200          $11.934           $9.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,618           15,867           17,428           19,699
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.940          $11.722           $9.636          $13.933
  Accumulation Unit Value at end of
   period                                  $12.861          $12.940          $11.722           $9.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,599            3,194            3,674            3,917
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.481          $11.317           $9.312          $13.478
  Accumulation Unit Value at end of
   period                                  $12.392          $12.481          $11.317           $9.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,428            4,420            5,606            6,515
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.272          $11.151           $9.194          $13.333
  Accumulation Unit Value at end of
   period                                  $12.161          $12.272          $11.151           $9.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,138           10,545           13,084           15,427
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.272          $11.151           $9.194          $13.333
  Accumulation Unit Value at end of
   period                                  $12.161          $12.272          $11.151           $9.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,138           10,545           13,084           15,427
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.330          $11.231           $9.283                -
  Accumulation Unit Value at end of
   period                                  $12.187          $12.330          $11.231                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,786            1,489              902                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.287          $11.197           $9.260          $13.469
  Accumulation Unit Value at end of
   period                                  $12.138          $12.287          $11.197           $9.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  850            1,056            1,292            1,533
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.565          $12.394          $10.275                -
  Accumulation Unit Value at end of
   period                                  $13.368          $13.565          $12.394                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               45               27                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.042           $0.944           $0.750           $1.201
  Accumulation Unit Value at end of
   period                                   $1.015           $1.042           $0.944           $0.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               88,903          105,130          120,682          138,218
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.022           $0.928           $0.739           $1.186
  Accumulation Unit Value at end of
   period                                   $0.994           $1.022           $0.928           $0.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,784           30,291           35,091           39,160

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.486          $11.963          $10.928
  Accumulation Unit Value at end of
   period                                  $14.127          $13.486          $11.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,116           18,748           16,418
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.327          $11.846          $10.835
  Accumulation Unit Value at end of
   period                                  $13.933          $13.327          $11.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,375            2,867            2,574
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.905          $11.482          $10.510
  Accumulation Unit Value at end of
   period                                  $13.478          $12.905          $11.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,091            9,844            9,555
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.791          $11.404          $10.452
  Accumulation Unit Value at end of
   period                                  $13.333          $12.791          $11.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,108           14,164           12,020
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.791          $11.404          $10.452
  Accumulation Unit Value at end of
   period                                  $13.333          $12.791          $11.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,108           14,164           12,020
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.961          $11.590          $10.644
  Accumulation Unit Value at end of
   period                                  $13.469          $12.961          $11.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,621            1,504            1,171
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.198           $1.038           $0.942
  Accumulation Unit Value at end of
   period                                   $1.201           $1.198           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              149,898          140,470          127,132
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.185           $1.028           $0.935
  Accumulation Unit Value at end of
   period                                   $1.186           $1.185           $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,746           26,879           26,200

52

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.013           $0.920           $0.733           $1.178
  Accumulation Unit Value at end of
   period                                   $0.984           $1.013           $0.920           $0.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               29,178           37,614           47,437           54,791
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.996           $0.906           $0.724           $1.166
  Accumulation Unit Value at end of
   period                                   $0.965           $0.996           $0.906           $0.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               59,453           80,934           94,085          107,987
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.996           $0.906           $0.724           $1.166
  Accumulation Unit Value at end of
   period                                   $0.965           $0.996           $0.906           $0.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               59,453           80,934           94,085          107,987
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.975           $0.890           $0.713                -
  Accumulation Unit Value at end of
   period                                   $0.943           $0.975           $0.890                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,230           10,233            4,755                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.972           $0.887           $0.711           $1.148
  Accumulation Unit Value at end of
   period                                   $0.939           $0.972           $0.887           $0.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,168           11,857           14,219           15,501
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.091          $12.894          $10.357                -
  Accumulation Unit Value at end of
   period                                  $13.585          $14.091          $12.894                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               30                7                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.920          $13.302          $12.015          $13.482
  Accumulation Unit Value at end of
   period                                  $14.521          $13.920          $13.302          $12.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,757           13,149           15,039           13,455
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.647          $13.067          $11.826          $13.296
  Accumulation Unit Value at end of
   period                                  $14.207          $13.647          $13.067          $11.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,926            2,610            3,027            2,747
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.950          $13.370          $12.113          $13.632
  Accumulation Unit Value at end of
   period                                  $14.508          $13.950          $13.370          $12.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,936            3,786            4,618            4,797
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.717          $13.173          $11.959          $13.485
  Accumulation Unit Value at end of
   period                                  $14.238          $13.717          $13.173          $11.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,674            8,994           10,350           11,094

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.178           $1.024           $0.931
  Accumulation Unit Value at end of
   period                                   $1.178           $1.178           $1.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               73,720           81,808           83,622
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.168           $1.017           $0.926
  Accumulation Unit Value at end of
   period                                   $1.166           $1.168           $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              117,806          111,437           95,376
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.168           $1.017           $0.926
  Accumulation Unit Value at end of
   period                                   $1.166           $1.168           $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              117,806          111,437           95,376
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.153           $1.007           $0.919
  Accumulation Unit Value at end of
   period                                   $1.148           $1.153           $1.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,993           15,599           10,967
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.271          $12.617          $12.441
  Accumulation Unit Value at end of
   period                                  $13.482          $13.271          $12.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,705           11,090            9,884
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.115          $12.494          $12.335
  Accumulation Unit Value at end of
   period                                  $13.296          $13.115          $12.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,423            1,932            1,794
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.460          $12.835          $12.681
  Accumulation Unit Value at end of
   period                                  $13.632          $13.460          $12.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,398            6,215            6,164
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.341          $12.748          $12.611
  Accumulation Unit Value at end of
   period                                  $13.485          $13.341          $12.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,330            9,445            7,693

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.717          $13.173          $11.959          $13.485
  Accumulation Unit Value at end of
   period                                  $14.238          $13.717          $13.173          $11.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,674            8,994           10,350           11,094
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.003          $12.519          $11.393                -
  Accumulation Unit Value at end of
   period                                  $13.463          $13.003          $12.519                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,514            1,170              606                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.958          $12.481          $11.365          $12.854
  Accumulation Unit Value at end of
   period                                  $13.409          $12.958          $12.481          $11.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  698              882            1,053            1,135
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.741          $11.338          $10.349                -
  Accumulation Unit Value at end of
   period                                  $12.120          $11.741          $11.338                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  159              123               51                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.431          $12.016          $11.142          $10.951
  Accumulation Unit Value at end of
   period                                  $12.776          $12.431          $12.016          $11.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,472            5,044            5,263            4,888
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.326          $11.938          $11.092          $10.924
  Accumulation Unit Value at end of
   period                                  $12.643          $12.326          $11.938          $11.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  662              695              806              768
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.274          $11.899          $11.067          $10.911
  Accumulation Unit Value at end of
   period                                  $12.577          $12.274          $11.899          $11.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,156            1,256            1,222            1,158
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.170          $11.823          $11.018          $10.884
  Accumulation Unit Value at end of
   period                                  $12.446          $12.170          $11.823          $11.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,018            2,978            3,497            3,519
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.170          $11.823          $11.018          $10.884
  Accumulation Unit Value at end of
   period                                  $12.446          $12.170          $11.823          $11.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,018            2,978            3,497            3,519
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.042          $11.727          $10.956                -
  Accumulation Unit Value at end of
   period                                  $12.284          $12.042          $11.727                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  638              506              205                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.341          $12.748          $12.611
  Accumulation Unit Value at end of
   period                                  $13.485          $13.341          $12.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,330            9,445            7,693
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.755          $12.224          $12.117
  Accumulation Unit Value at end of
   period                                  $12.854          $12.755          $12.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,293            1,123              894
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.198          $10.025                -
  Accumulation Unit Value at end of
   period                                  $10.951          $10.198                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,498               68                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.193          $10.023                -
  Accumulation Unit Value at end of
   period                                  $10.924          $10.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  126                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.191          $10.022                -
  Accumulation Unit Value at end of
   period                                  $10.911          $10.191                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  518               79                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.186          $10.020                -
  Accumulation Unit Value at end of
   period                                  $10.884          $10.186                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  946              109                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.186          $10.020                -
  Accumulation Unit Value at end of
   period                                  $10.884          $10.186                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  946              109                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

54

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.017          $11.708          $10.944          $10.843
  Accumulation Unit Value at end of
   period                                  $12.252          $12.017          $11.708          $10.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  235              281              333              476
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.669          $11.398          $10.253                -
  Accumulation Unit Value at end of
   period                                  $11.868          $11.669          $11.398                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               21                3                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.536           $9.586           $6.979          $12.066
  Accumulation Unit Value at end of
   period                                   $9.855          $10.536           $9.586           $6.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,783           11,878           13,084           14,193
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.436           $9.515           $6.941          $12.024
  Accumulation Unit Value at end of
   period                                   $9.743          $10.436           $9.515           $6.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  877            1,049            1,269            1,451
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.387           $9.479           $6.922          $12.003
  Accumulation Unit Value at end of
   period                                   $9.687          $10.387           $9.479           $6.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,676            2,225            2,550            2,759
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.289           $9.409           $6.884          $11.961
  Accumulation Unit Value at end of
   period                                   $9.576          $10.289           $9.409           $6.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,110            5,476            6,423            7,041
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.289           $9.409           $6.884          $11.961
  Accumulation Unit Value at end of
   period                                   $9.576          $10.289           $9.409           $6.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,110            5,476            6,423            7,041
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.168           $9.321           $6.837                -
  Accumulation Unit Value at end of
   period                                   $9.440          $10.168           $9.321                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  461              340              197                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.143           $9.304           $6.827          $11.899
  Accumulation Unit Value at end of
   period                                   $9.413          $10.143           $9.304           $6.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  479              643              714              770
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.600          $14.344          $10.552                -
  Accumulation Unit Value at end of
   period                                  $14.440          $15.600          $14.344                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               11                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.178          $10.017                -
  Accumulation Unit Value at end of
   period                                  $10.843          $10.178                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  296                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.893           $9.988                -
  Accumulation Unit Value at end of
   period                                  $12.066          $10.893                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,496            3,703                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.877           $9.986                -
  Accumulation Unit Value at end of
   period                                  $12.024          $10.877                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  965              446                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.868           $9.986                -
  Accumulation Unit Value at end of
   period                                  $12.003          $10.868                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,622            1,194                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.852           $9.984                -
  Accumulation Unit Value at end of
   period                                  $11.961          $10.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,182            2,740                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.852           $9.984                -
  Accumulation Unit Value at end of
   period                                  $11.961          $10.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,182            2,740                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.828           $9.982                -
  Accumulation Unit Value at end of
   period                                  $11.899          $10.828                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  705              335                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.747          $11.602           $8.293          $13.691
  Accumulation Unit Value at end of
   period                                  $11.418          $12.747          $11.602           $8.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,871            6,958            7,929            9,101
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.496          $11.397           $8.163          $13.503
  Accumulation Unit Value at end of
   period                                  $11.171          $12.496          $11.397           $8.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,021            1,308            1,579            1,887
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.825          $14.447          $10.357          $17.151
  Accumulation Unit Value at end of
   period                                  $14.133          $15.825          $14.447          $10.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,069            1,380            1,819            2,104
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.561          $14.234          $10.225          $16.966
  Accumulation Unit Value at end of
   period                                  $13.869          $15.561          $14.234          $10.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,389            3,454            4,892            5,017
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.561          $14.234          $10.225          $16.966
  Accumulation Unit Value at end of
   period                                  $13.869          $15.561          $14.234          $10.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,389            3,454            4,892            5,017
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.922          $10.016           $7.213                -
  Accumulation Unit Value at end of
   period                                   $9.711          $10.922          $10.016                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  854              675              312                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.884           $9.986           $7.195          $11.975
  Accumulation Unit Value at end of
   period                                   $9.672          $10.884           $9.986           $7.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  649              803            1,008            1,103
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.966          $14.686           $9.572                -
  Accumulation Unit Value at end of
   period                                  $14.152          $15.966          $14.686                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               17                2                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.060          $13.344           $8.415          $18.415
  Accumulation Unit Value at end of
   period                                  $12.766          $16.060          $13.344           $8.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,605            4,552            5,133            5,330
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.744          $13.108           $8.282          $18.162
  Accumulation Unit Value at end of
   period                                  $12.490          $15.744          $13.108           $8.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  604              808              990            1,144
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.959          $17.467          $11.048          $24.251
  Accumulation Unit Value at end of
   period                                  $16.611          $20.959          $17.467          $11.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  676              990            1,184            1,307

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.126          $10.241           $8.758
  Accumulation Unit Value at end of
   period                                  $13.691          $12.126          $10.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,397            7,455            5,723
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.983          $10.141           $8.684
  Accumulation Unit Value at end of
   period                                  $13.503          $11.983          $10.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,674            1,486            1,278
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.235          $12.907          $11.060
  Accumulation Unit Value at end of
   period                                  $17.151          $15.235          $12.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,732            2,685            2,488
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.101          $12.819          $10.999
  Accumulation Unit Value at end of
   period                                  $16.966          $15.101          $12.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,873            5,042            3,674
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.101          $12.819          $10.999
  Accumulation Unit Value at end of
   period                                  $16.966          $15.101          $12.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,873            5,042            3,674
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.690           $9.102           $7.825
  Accumulation Unit Value at end of
   period                                  $11.975          $10.690           $9.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,247            1,150              801
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.426          $12.648          $10.241
  Accumulation Unit Value at end of
   period                                  $18.415          $15.426          $12.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,779            4,357            3,050
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.244          $12.524          $10.154
  Accumulation Unit Value at end of
   period                                  $18.162          $15.244          $12.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,121            1,004              839
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.375          $16.756          $13.594
  Accumulation Unit Value at end of
   period                                  $24.251          $20.375          $16.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,910            1,973            1,871

56

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.610          $17.210          $10.907          $23.990
  Accumulation Unit Value at end of
   period                                  $16.301          $20.610          $17.210          $10.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,616            2,505            3,549            2,992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.610          $17.210          $10.907          $23.990
  Accumulation Unit Value at end of
   period                                  $16.301          $20.610          $17.210          $10.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,616            2,505            3,549            2,992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.807          $12.396           $7.876                -
  Accumulation Unit Value at end of
   period                                  $11.682          $14.807          $12.396                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  620              577              284                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.755          $12.359           $7.856          $17.331
  Accumulation Unit Value at end of
   period                                  $11.636          $14.755          $12.359           $7.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  321              414              476              512
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.783          $16.610           $9.849                -
  Accumulation Unit Value at end of
   period                                  $15.561          $19.783          $16.610                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               22                9                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.617           $8.242           $6.013          $10.917
  Accumulation Unit Value at end of
   period                                   $9.051           $9.617           $8.242           $6.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,931           50,522           58,786           65,234
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.428           $8.096           $5.919          $10.767
  Accumulation Unit Value at end of
   period                                   $8.855           $9.428           $8.096           $5.919
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,895            8,894           10,940           11,866
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.327          $11.456           $8.383          $15.265
  Accumulation Unit Value at end of
   period                                  $12.504          $13.327          $11.456           $8.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,486           10,656           13,385           15,241
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.104          $11.287           $8.276          $15.101
  Accumulation Unit Value at end of
   period                                  $12.271          $13.104          $11.287           $8.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,322           27,204           34,835           39,650
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.104          $11.287           $8.276          $15.101
  Accumulation Unit Value at end of
   period                                  $12.271          $13.104          $11.287           $8.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,322           27,204           34,835           39,650

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.196          $16.642          $13.520
  Accumulation Unit Value at end of
   period                                  $23.990          $20.196          $16.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,928            3,540            2,899
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.196          $16.642          $13.520
  Accumulation Unit Value at end of
   period                                  $23.990          $20.196          $16.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,928            3,540            2,899
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.634          $12.095           $9.845
  Accumulation Unit Value at end of
   period                                  $17.331          $14.634          $12.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  579              558              477
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.884           $9.121           $7.689
  Accumulation Unit Value at end of
   period                                  $10.917           $9.884           $9.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               64,996           52,801           41,182
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.767           $9.032           $7.624
  Accumulation Unit Value at end of
   period                                  $10.767           $9.767           $9.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,065            9,127            7,847
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.862          $12.831          $10.838
  Accumulation Unit Value at end of
   period                                  $15.265          $13.862          $12.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,968           20,465           21,100
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.740          $12.744          $10.779
  Accumulation Unit Value at end of
   period                                  $15.101          $13.740          $12.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,366           38,431           30,404
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.740          $12.744          $10.779
  Accumulation Unit Value at end of
   period                                  $15.101          $13.740          $12.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,366           38,431           30,404

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.017           $7.786           $5.723                -
  Accumulation Unit Value at end of
   period                                   $8.422           $9.017           $7.786                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,019            4,841            2,715                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.985           $7.763           $5.709          $10.448
  Accumulation Unit Value at end of
   period                                   $8.389           $8.985           $7.763           $5.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,895            5,044            6,211            6,792
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.167          $14.002           $9.445                -
  Accumulation Unit Value at end of
   period                                  $15.056          $16.167          $14.002                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  315              156               71                -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.423          $11.340           $8.789          $14.384
  Accumulation Unit Value at end of
   period                                  $11.990          $12.423          $11.340           $8.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               28,337           34,132           39,363           44,187
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.179          $11.139           $8.651          $14.186
  Accumulation Unit Value at end of
   period                                  $11.731          $12.179          $11.139           $8.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,123            6,496            7,901            8,812
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.845          $10.845           $8.431          $13.839
  Accumulation Unit Value at end of
   period                                  $11.398          $11.845          $10.845           $8.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,500           10,642           13,600           15,422
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.648          $10.685           $8.323          $13.690
  Accumulation Unit Value at end of
   period                                  $11.185          $11.648          $10.685           $8.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,022           26,403           33,342           38,315
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.648          $10.685           $8.323          $13.690
  Accumulation Unit Value at end of
   period                                  $11.185          $11.648          $10.685           $8.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,022           26,403           33,342           38,315
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.773          $10.828           $8.455                -
  Accumulation Unit Value at end of
   period                                  $11.278          $11.773          $10.828                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,760            3,002            1,809                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.732          $10.795           $8.434          $13.914
  Accumulation Unit Value at end of
   period                                  $11.233          $11.732          $10.795           $8.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,706            3,409            4,221            4,701

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.535           $8.870           $7.518
  Accumulation Unit Value at end of
   period                                  $10.448           $9.535           $8.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,370            7,008            5,503
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.928          $12.297          $11.293
  Accumulation Unit Value at end of
   period                                  $14.384          $13.928          $12.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               45,387           37,282           30,950
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.764          $12.177          $11.197
  Accumulation Unit Value at end of
   period                                  $14.186          $13.764          $12.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,409            6,619            5,898
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.441          $11.903          $10.953
  Accumulation Unit Value at end of
   period                                  $13.839          $13.441          $11.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,545           20,994           21,333
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.323          $11.822          $10.893
  Accumulation Unit Value at end of
   period                                  $13.690          $13.323          $11.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,562           38,166           30,745
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.323          $11.822          $10.893
  Accumulation Unit Value at end of
   period                                  $13.690          $13.323          $11.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,562           38,166           30,745
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.581          $12.087          $11.159
  Accumulation Unit Value at end of
   period                                  $13.914          $13.581          $12.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,229            5,027            3,942

58

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.211          $13.109           $9.280                -
  Accumulation Unit Value at end of
   period                                  $13.573          $14.211          $13.109                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  281              138               25                -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.276          $11.644           $8.278          $14.549
  Accumulation Unit Value at end of
   period                                  $10.384          $12.276          $11.644           $8.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,449           11,301           13,177           15,067
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.035          $11.438           $8.148          $14.349
  Accumulation Unit Value at end of
   period                                  $10.159          $12.035          $11.438           $8.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,744            2,242            2,641            3,078
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.518          $14.764          $10.527          $18.558
  Accumulation Unit Value at end of
   period                                  $13.086          $15.518          $14.764          $10.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,007            2,512            3,154            3,547
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.259          $14.546          $10.393          $18.358
  Accumulation Unit Value at end of
   period                                  $12.842          $15.259          $14.546          $10.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,966            6,644            8,331            9,879
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.259          $14.546          $10.393          $18.358
  Accumulation Unit Value at end of
   period                                  $12.842          $15.259          $14.546          $10.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,966            6,644            8,331            9,879
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.483          $10.018           $7.176                -
  Accumulation Unit Value at end of
   period                                   $8.801          $10.483          $10.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,712            1,414              770                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.447           $9.988           $7.158          $12.682
  Accumulation Unit Value at end of
   period                                   $8.766          $10.447           $9.988           $7.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,022            1,297            1,596            1,856
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.622          $14.974           $9.373                -
  Accumulation Unit Value at end of
   period                                  $13.075          $15.622          $14.974                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  108               51               23                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $25.694          $22.171          $15.069          $26.599
  Accumulation Unit Value at end of
   period                                  $21.737          $25.694          $22.171          $15.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,847            3,465            3,605            3,715

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.330          $10.541           $8.568
  Accumulation Unit Value at end of
   period                                  $14.549          $12.330          $10.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,479           12,259            8,328
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.185          $10.438           $8.496
  Accumulation Unit Value at end of
   period                                  $14.349          $12.185          $10.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,764            2,502            2,045
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.774          $13.526          $11.017
  Accumulation Unit Value at end of
   period                                  $18.558          $15.774          $13.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,369            4,113            3,487
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.635          $13.434          $10.956
  Accumulation Unit Value at end of
   period                                  $18.358          $15.635          $13.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,219           10,552            8,370
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.635          $13.434          $10.956
  Accumulation Unit Value at end of
   period                                  $18.358          $15.635          $13.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,219           10,552            8,370
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.834           $9.336           $7.629
  Accumulation Unit Value at end of
   period                                  $12.682          $10.834           $9.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,219            2,100            1,642
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.464          $15.698          $13.036
  Accumulation Unit Value at end of
   period                                  $26.599          $20.464          $15.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,778            2,530            1,542

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $25.189          $21.779          $14.832          $26.234
  Accumulation Unit Value at end of
   period                                  $21.268          $25.189          $21.779          $14.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  463              589              659              680
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $26.275          $22.740          $15.502          $27.447
  Accumulation Unit Value at end of
   period                                  $22.162          $26.275          $22.740          $15.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  640              983            1,116            1,189
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $25.836          $22.406          $15.305          $27.151
  Accumulation Unit Value at end of
   period                                  $21.748          $25.836          $22.406          $15.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,676            2,484            2,928            2,868
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $25.836          $22.406          $15.305          $27.151
  Accumulation Unit Value at end of
   period                                  $21.748          $25.836          $22.406          $15.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,676            2,484            2,928            2,868
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $24.001          $20.866          $14.289                -
  Accumulation Unit Value at end of
   period                                  $20.153          $24.001          $20.866                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  486              454              255                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.917          $20.803          $14.253          $25.361
  Accumulation Unit Value at end of
   period                                  $20.072          $23.917          $20.803          $14.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  236              301              326              366
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.504          $15.263          $10.483                -
  Accumulation Unit Value at end of
   period                                  $14.654          $17.504          $15.263                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               17               12                -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.537          $10.099           $7.725          $12.148
  Accumulation Unit Value at end of
   period                                  $10.798          $11.537          $10.099           $7.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,285            1,384            1,458            1,393
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.403          $10.002           $7.666          $12.079
  Accumulation Unit Value at end of
   period                                  $10.651          $11.403          $10.002           $7.666
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100               94              118               96
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.337           $9.954           $7.637          $12.045
  Accumulation Unit Value at end of
   period                                  $10.578          $11.337           $9.954           $7.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  194              237              253              234

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.223          $15.544          $12.925
  Accumulation Unit Value at end of
   period                                  $26.234          $20.223          $15.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  670              548              423
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $21.179          $16.295          $13.559
  Accumulation Unit Value at end of
   period                                  $27.447          $21.179          $16.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,434            1,267              987
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.993          $16.184          $13.485
  Accumulation Unit Value at end of
   period                                  $27.151          $20.993          $16.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,286            2,559            1,812
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.993          $16.184          $13.485
  Accumulation Unit Value at end of
   period                                  $27.151          $20.993          $16.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,286            2,559            1,812
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.668          $15.208          $12.697
  Accumulation Unit Value at end of
   period                                  $25.361          $19.668          $15.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  389              337              250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.808          $10.450           $9.403
  Accumulation Unit Value at end of
   period                                  $12.148          $10.808          $10.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,352              746              239
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.769          $10.432           $9.400
  Accumulation Unit Value at end of
   period                                  $12.079          $10.769          $10.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109               81               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.749          $10.424           $9.398
  Accumulation Unit Value at end of
   period                                  $12.045          $10.749          $10.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  213              102               51

60

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.205           $9.858           $7.579          $11.977
  Accumulation Unit Value at end of
   period                                  $10.435          $11.205           $9.858           $7.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  774              886            1,092            1,118
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.205           $9.858           $7.579          $11.977
  Accumulation Unit Value at end of
   period                                  $10.435          $11.205           $9.858           $7.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  774              886            1,092            1,118
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.043           $9.739           $7.506                -
  Accumulation Unit Value at end of
   period                                  $10.258          $11.043           $9.739                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   80               26               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.011           $9.716           $7.492          $11.875
  Accumulation Unit Value at end of
   period                                  $10.223          $11.011           $9.716           $7.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   86              102              127              117
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.674          $12.981          $10.035                -
  Accumulation Unit Value at end of
   period                                  $13.590          $14.674          $12.981                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                2                2                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.176          $14.603          $10.954          $15.839
  Accumulation Unit Value at end of
   period                                  $16.283          $16.176          $14.603          $10.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,140           27,757           31,451           34,640
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.898          $14.381          $10.809          $15.661
  Accumulation Unit Value at end of
   period                                  $15.971          $15.898          $14.381          $10.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,524            3,292            3,947            4,434
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.761          $14.271          $10.737          $15.572
  Accumulation Unit Value at end of
   period                                  $15.817          $15.761          $14.271          $10.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,660            5,732            6,844            7,492
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.498          $14.061          $10.600          $15.405
  Accumulation Unit Value at end of
   period                                  $15.522          $15.498          $14.061          $10.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,448           18,635           23,229           27,138
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.498          $14.061          $10.600          $15.405
  Accumulation Unit Value at end of
   period                                  $15.522          $15.498          $14.061          $10.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,448           18,635           23,229           27,138

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.709          $10.406           $9.395
  Accumulation Unit Value at end of
   period                                  $11.977          $10.709          $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,229              866              440
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.709          $10.406           $9.395
  Accumulation Unit Value at end of
   period                                  $11.977          $10.709          $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,229              866              440
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.651          $10.380           $9.390
  Accumulation Unit Value at end of
   period                                  $11.875          $10.651          $10.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               67               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.528          $13.357          $12.914
  Accumulation Unit Value at end of
   period                                  $15.839          $15.528          $13.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               35,938           21,983           12,895
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.383          $13.260          $12.837
  Accumulation Unit Value at end of
   period                                  $15.661          $15.383          $13.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,510            3,795            2,662
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.312          $13.211          $12.798
  Accumulation Unit Value at end of
   period                                  $15.572          $15.312          $13.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,124            7,699            6,867
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.177          $13.121          $12.728
  Accumulation Unit Value at end of
   period                                  $15.405          $15.177          $13.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,495           27,370           21,589
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.177          $13.121          $12.728
  Accumulation Unit Value at end of
   period                                  $15.405          $15.177          $13.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,495           27,370           21,589

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.184          $13.810          $10.437                -
  Accumulation Unit Value at end of
   period                                  $15.170          $15.184          $13.810                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,263            1,493              849                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.131          $13.769          $10.411          $15.176
  Accumulation Unit Value at end of
   period                                  $15.109          $15.131          $13.769          $10.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,348            1,609            1,996            2,305
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.459          $14.102          $10.690                -
  Accumulation Unit Value at end of
   period                                  $15.398          $15.459          $14.102                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               44                5                -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.161          $10.173           $7.976          $12.392
  Accumulation Unit Value at end of
   period                                  $10.807          $11.161          $10.173           $7.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,754            2,121            2,435            2,772
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.969          $10.018           $7.870          $12.252
  Accumulation Unit Value at end of
   period                                  $10.600          $10.969          $10.018           $7.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  293              364              469              494
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.874           $9.941           $7.818          $12.183
  Accumulation Unit Value at end of
   period                                  $10.498          $10.874           $9.941           $7.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  514              646              847              960
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.692           $9.795           $7.718          $12.051
  Accumulation Unit Value at end of
   period                                  $10.302          $10.692           $9.795           $7.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,626            2,199            2,780            3,205
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.692           $9.795           $7.718          $12.051
  Accumulation Unit Value at end of
   period                                  $10.302          $10.692           $9.795           $7.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,626            2,199            2,780            3,205
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.476           $9.621           $7.600                -
  Accumulation Unit Value at end of
   period                                  $10.068          $10.476           $9.621                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  345              247              160                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.439           $9.592           $7.581          $11.872
  Accumulation Unit Value at end of
   period                                  $10.028          $10.439           $9.592           $7.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  266              334              414              507

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.997          $13.004          $12.640
  Accumulation Unit Value at end of
   period                                  $15.176          $14.997          $13.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,672            2,261            1,816
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.865          $10.882          $10.496
  Accumulation Unit Value at end of
   period                                  $12.392          $11.865          $10.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,208            2,681            1,776
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.754          $10.803          $10.433
  Accumulation Unit Value at end of
   period                                  $12.252          $11.754          $10.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  507              474              313
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.700          $10.763          $10.402
  Accumulation Unit Value at end of
   period                                  $12.183          $11.700          $10.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,091            1,015              944
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.597          $10.690          $10.345
  Accumulation Unit Value at end of
   period                                  $12.051          $11.597          $10.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,743            3,952            3,060
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.597          $10.690          $10.345
  Accumulation Unit Value at end of
   period                                  $12.051          $11.597          $10.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,743            3,952            3,060
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.459          $10.594          $10.273
  Accumulation Unit Value at end of
   period                                  $11.872          $11.459          $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  554              567              423

62

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.904          $12.808          $10.148                -
  Accumulation Unit Value at end of
   period                                  $13.323          $13.904          $12.808                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                7                2                -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.280           $9.150           $7.342          $11.520
  Accumulation Unit Value at end of
   period                                   $9.574          $10.280           $9.150           $7.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  562              682              631              599
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.160           $9.062           $7.286          $11.455
  Accumulation Unit Value at end of
   period                                   $9.444          $10.160           $9.062           $7.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               94               86               70
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.101           $9.018           $7.258          $11.422
  Accumulation Unit Value at end of
   period                                   $9.380          $10.101           $9.018           $7.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  165              226              195              234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.984           $8.932           $7.203          $11.357
  Accumulation Unit Value at end of
   period                                   $9.252           $9.984           $8.932           $7.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  377              390              454              432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.984           $8.932           $7.203          $11.357
  Accumulation Unit Value at end of
   period                                   $9.252           $9.984           $8.932           $7.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  377              390              454              432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.839           $8.824           $7.134                -
  Accumulation Unit Value at end of
   period                                   $9.095           $9.839           $8.824                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               36               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.810           $8.803           $7.120          $11.261
  Accumulation Unit Value at end of
   period                                   $9.064           $9.810           $8.803           $7.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62              100               86               84
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.104          $12.687          $10.287               --
  Accumulation Unit Value at end of
   period                                  $12.999          $14.104          $12.687               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --                1               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.476          $12.205          $10.579          $14.761
  Accumulation Unit Value at end of
   period                                  $15.086          $14.476          $12.205          $10.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,804           12,444           13,263           14,569

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.748          $10.284           $9.702
  Accumulation Unit Value at end of
   period                                  $11.520          $11.748          $10.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  529              277               47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.705          $10.267           $9.699
  Accumulation Unit Value at end of
   period                                  $11.455          $11.705          $10.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               38               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.683          $10.259           $9.697
  Accumulation Unit Value at end of
   period                                  $11.422          $11.683          $10.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  233               83               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.641          $10.242           $9.694
  Accumulation Unit Value at end of
   period                                  $11.357          $11.641          $10.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  381              298               88
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.641          $10.242           $9.694
  Accumulation Unit Value at end of
   period                                  $11.357          $11.641          $10.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  381              298               88
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.577          $10.216           $9.689
  Accumulation Unit Value at end of
   period                                  $11.261          $11.577          $10.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               30               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.429          $13.399          $12.721
  Accumulation Unit Value at end of
   period                                  $14.761          $15.429          $13.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,008            8,977            4,409

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.256          $12.043          $10.460          $14.624
  Accumulation Unit Value at end of
   period                                  $14.826          $14.256          $12.043          $10.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,038            1,176            1,291            1,482
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.147          $11.963          $10.401          $14.555
  Accumulation Unit Value at end of
   period                                  $14.698          $14.147          $11.963          $10.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,544            3,082            3,247            3,640
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.931          $11.804          $10.283          $14.420
  Accumulation Unit Value at end of
   period                                  $14.446          $13.931          $11.804          $10.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,192            7,571            9,038           10,488
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.931          $11.804          $10.283          $14.420
  Accumulation Unit Value at end of
   period                                  $14.446          $13.931          $11.804          $10.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,192            7,571            9,038           10,488
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.671          $11.613          $10.142                -
  Accumulation Unit Value at end of
   period                                  $14.140          $13.671          $11.613                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  992              615              370                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.623          $11.578          $10.116          $14.229
  Accumulation Unit Value at end of
   period                                  $14.084          $13.623          $11.578          $10.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  842              916            1,053            1,147
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.933          $11.870          $10.398                -
  Accumulation Unit Value at end of
   period                                  $14.368          $13.933          $11.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               24                5                -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.745           $7.730           $6.088           $9.244
  Accumulation Unit Value at end of
   period                                   $9.220           $9.745           $7.730           $6.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,224            1,334              830              769
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.681           $7.695           $6.072           $9.239
  Accumulation Unit Value at end of
   period                                   $9.141           $9.681           $7.695           $6.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  120              151              115              106
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.649           $7.677           $6.064           $9.237
  Accumulation Unit Value at end of
   period                                   $9.102           $9.649           $7.677           $6.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  258              277              210              311

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.316          $13.328          $12.670
  Accumulation Unit Value at end of
   period                                  $14.624          $15.316          $13.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,557            1,366              820
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.260          $13.292          $12.645
  Accumulation Unit Value at end of
   period                                  $14.555          $15.260          $13.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,902            3,344            2,528
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.148          $13.221          $12.594
  Accumulation Unit Value at end of
   period                                  $14.420          $15.148          $13.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,441           11,075            8,372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.148          $13.221          $12.594
  Accumulation Unit Value at end of
   period                                  $14.420          $15.148          $13.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,441           11,075            8,372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.992          $13.124          $12.527
  Accumulation Unit Value at end of
   period                                  $14.229          $14.992          $13.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,368            1,200              892
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.249                -                -
  Accumulation Unit Value at end of
   period                                   $9.244                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.247                -                -
  Accumulation Unit Value at end of
   period                                   $9.239                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.245                -                -
  Accumulation Unit Value at end of
   period                                   $9.237                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                -                -

64

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.586           $7.642           $6.049           $9.231
  Accumulation Unit Value at end of
   period                                   $9.025           $9.586           $7.642           $6.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  628            1,980              668            3,018
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.586           $7.642           $6.049           $9.231
  Accumulation Unit Value at end of
   period                                   $9.025           $9.586           $7.642           $6.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  628            1,980              668            3,018
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.508           $7.599           $6.029                -
  Accumulation Unit Value at end of
   period                                   $8.928           $9.508           $7.599                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  157              186               23                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.492           $7.590           $6.025           $9.224
  Accumulation Unit Value at end of
   period                                   $8.909           $9.492           $7.590           $6.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               54               28               39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.660          $13.355          $10.628                -
  Accumulation Unit Value at end of
   period                                  $15.598          $16.660          $13.355                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                2                1                -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.452           $6.736           $4.772           $8.441
  Accumulation Unit Value at end of
   period                                   $7.908           $8.452           $6.736           $4.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,232            6,510            6,954            7,299
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.286           $6.617           $4.697           $8.325
  Accumulation Unit Value at end of
   period                                   $7.737           $8.286           $6.617           $4.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,137            1,408            1,694            1,669
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.073          $11.249           $7.993          $14.182
  Accumulation Unit Value at end of
   period                                  $13.127          $14.073          $11.249           $7.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  938            1,356            1,621            1,839
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.838          $11.084           $7.891          $14.029
  Accumulation Unit Value at end of
   period                                  $12.882          $13.838          $11.084           $7.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,207            3,674            4,174            4,056
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.838          $11.084           $7.891          $14.029
  Accumulation Unit Value at end of
   period                                  $12.882          $13.838          $11.084           $7.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,207            3,674            4,174            4,056

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.243                -                -
  Accumulation Unit Value at end of
   period                                   $9.231                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.243                -                -
  Accumulation Unit Value at end of
   period                                   $9.231                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.238                -                -
  Accumulation Unit Value at end of
   period                                   $9.224                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.718           $7.223           $6.300
  Accumulation Unit Value at end of
   period                                   $8.441           $7.718           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,327            6,285            5,544
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.627           $7.152           $6.247
  Accumulation Unit Value at end of
   period                                   $8.325           $7.627           $7.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,362            1,329            1,313
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.006          $12.208          $10.670
  Accumulation Unit Value at end of
   period                                  $14.182          $13.006          $12.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,307            2,614            2,819
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.892          $12.125          $10.611
  Accumulation Unit Value at end of
   period                                  $14.029          $12.892          $12.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,728            3,819            2,871
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.892          $12.125          $10.611
  Accumulation Unit Value at end of
   period                                  $14.029          $12.892          $12.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,728            3,819            2,871

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.859           $6.311           $4.505                -
  Accumulation Unit Value at end of
   period                                   $7.299           $7.859           $6.311                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  944              734              331                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.832           $6.292           $4.493           $8.012
  Accumulation Unit Value at end of
   period                                   $7.269           $7.832           $6.292           $4.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  492              632              672              720
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.431          $14.039          $10.051                -
  Accumulation Unit Value at end of
   period                                  $16.139          $17.431          $14.039                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               19                1                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $18.170          $16.619          $13.404          $15.324
  Accumulation Unit Value at end of
   period                                  $18.360          $18.170          $16.619          $13.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,843            8,792            9,258            8,663
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.814          $16.325          $13.193          $15.113
  Accumulation Unit Value at end of
   period                                  $17.964          $17.814          $16.325          $13.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,051            1,267            1,523            1,503
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $18.269          $16.759          $13.557          $15.546
  Accumulation Unit Value at end of
   period                                  $18.405          $18.269          $16.759          $13.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,797            2,164            2,723            2,508
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.964          $16.513          $13.385          $15.379
  Accumulation Unit Value at end of
   period                                  $18.061          $17.964          $16.513          $13.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,582            7,479            8,246            7,325
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.964          $16.513          $13.385          $15.379
  Accumulation Unit Value at end of
   period                                  $18.061          $17.964          $16.513          $13.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,582            7,479            8,246            7,325
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.084          $15.743          $12.793                -
  Accumulation Unit Value at end of
   period                                  $17.134          $17.084          $15.743                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,154              849              450                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.025          $15.696          $12.761          $14.706
  Accumulation Unit Value at end of
   period                                  $17.065          $17.025          $15.696          $12.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  510              588              718              799

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.385           $6.966           $6.109
  Accumulation Unit Value at end of
   period                                   $8.012           $7.385           $6.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  769              692              562
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.676          $13.758          $13.487
  Accumulation Unit Value at end of
   period                                  $15.324          $14.676          $13.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,395            5,698            4,184
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.503          $13.623          $13.373
  Accumulation Unit Value at end of
   period                                  $15.113          $14.503          $13.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,348            1,068              820
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.934          $14.041          $13.793
  Accumulation Unit Value at end of
   period                                  $15.546          $14.934          $14.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,075            2,856            2,811
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.803          $13.946          $13.717
  Accumulation Unit Value at end of
   period                                  $15.379          $14.803          $13.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,713            6,561            4,993
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.803          $13.946          $13.717
  Accumulation Unit Value at end of
   period                                  $15.379          $14.803          $13.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,713            6,561            4,993
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.198          $13.416          $13.222
  Accumulation Unit Value at end of
   period                                  $14.706          $14.198          $13.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  848              529              386

66

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.924          $12.870          $10.489                -
  Accumulation Unit Value at end of
   period                                  $13.923          $13.924          $12.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  107               70               15                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.056           $1.074           $1.092           $1.087
  Accumulation Unit Value at end of
   period                                   $1.038           $1.056           $1.074           $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              110,786          115,774          152,111          273,481
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.035           $1.055           $1.075           $1.072
  Accumulation Unit Value at end of
   period                                   $1.016           $1.035           $1.055           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,572           16,268           27,103           46,701
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.074           $1.096           $1.117           $1.116
  Accumulation Unit Value at end of
   period                                   $1.053           $1.074           $1.096           $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,251           37,863           52,220           89,434
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.056           $1.080           $1.103           $1.104
  Accumulation Unit Value at end of
   period                                   $1.033           $1.056           $1.080           $1.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               83,313           96,261          142,348          250,261
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.056           $1.080           $1.103           $1.104
  Accumulation Unit Value at end of
   period                                   $1.033           $1.056           $1.080           $1.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               83,313           96,261          142,348          250,261
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.986           $1.011           $1.035                -
  Accumulation Unit Value at end of
   period                                   $0.963           $0.986           $1.011                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,863            7,480            7,564                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.983           $1.008           $1.033           $1.037
  Accumulation Unit Value at end of
   period                                   $0.959           $0.983           $1.008           $1.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,332            9,414           11,203           22,059
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.451           $9.714           $9.978                -
  Accumulation Unit Value at end of
   period                                   $9.195           $9.451           $9.714                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100               77               71                -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.081           $1.024           $0.704           $1.484
  Accumulation Unit Value at end of
   period                                   $1.030           $1.081           $1.024           $0.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,976           14,252           17,849           18,997

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.054           $1.024           $1.014
  Accumulation Unit Value at end of
   period                                   $1.087           $1.054           $1.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               95,715           50,457           32,249
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.041           $1.014           $1.005
  Accumulation Unit Value at end of
   period                                   $1.072           $1.041           $1.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,414            7,181            4,321
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.085           $1.057           $1.049
  Accumulation Unit Value at end of
   period                                   $1.116           $1.085           $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               50,471           32,390           24,469
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.075           $1.050           $1.043
  Accumulation Unit Value at end of
   period                                   $1.104           $1.075           $1.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               93,493           47,206           28,766
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.075           $1.050           $1.043
  Accumulation Unit Value at end of
   period                                   $1.104           $1.075           $1.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               93,493           47,206           28,766
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.013           $0.992           $0.988
  Accumulation Unit Value at end of
   period                                   $1.037           $1.013           $0.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,427            6,237            3,598
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.486           $1.335           $1.230
  Accumulation Unit Value at end of
   period                                   $1.484           $1.486           $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,789           25,947           26,828

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.061           $1.007           $0.693           $1.465
  Accumulation Unit Value at end of
   period                                   $1.009           $1.061           $1.007           $0.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,731            3,923            4,447            4,738
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.051           $0.999           $0.688           $1.456
  Accumulation Unit Value at end of
   period                                   $0.999           $1.051           $0.999           $0.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,140            6,852           10,280           11,157
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.033           $0.984           $0.680           $1.440
  Accumulation Unit Value at end of
   period                                   $0.980           $1.033           $0.984           $0.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,989           13,523           31,721           18,809
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.033           $0.984           $0.680           $1.440
  Accumulation Unit Value at end of
   period                                   $0.980           $1.033           $0.984           $0.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,989           13,523           31,721           18,809
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.012           $0.966           $0.669                -
  Accumulation Unit Value at end of
   period                                   $0.958           $1.012           $0.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,421            2,022            1,722                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.009           $0.963           $0.667           $1.419
  Accumulation Unit Value at end of
   period                                   $0.954           $1.009           $0.963           $0.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,486            2,169            2,518            2,682
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.479          $14.822          $10.293                -
  Accumulation Unit Value at end of
   period                                  $14.600          $15.479          $14.822                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               11                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.171           $1.032           $0.867           $1.533
  Accumulation Unit Value at end of
   period                                   $1.061           $1.171           $1.032           $0.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,421            6,348            7,833            8,500
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.150           $1.015           $0.854           $1.514
  Accumulation Unit Value at end of
   period                                   $1.039           $1.150           $1.015           $0.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,203            1,597            1,829            1,927
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.139           $1.006           $0.848           $1.504
  Accumulation Unit Value at end of
   period                                   $1.028           $1.139           $1.006           $0.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,707            3,929            5,184            5,861

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.471           $1.324           $1.221
  Accumulation Unit Value at end of
   period                                   $1.465           $1.471           $1.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,033            4,596            4,969
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.463           $1.318           $1.217
  Accumulation Unit Value at end of
   period                                   $1.456           $1.463           $1.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,250           20,671           24,221
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.450           $1.309           $1.210
  Accumulation Unit Value at end of
   period                                   $1.440           $1.450           $1.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,055           21,936           21,919
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.450           $1.309           $1.210
  Accumulation Unit Value at end of
   period                                   $1.440           $1.450           $1.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,055           21,936           21,919
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.432           $1.297           $1.201
  Accumulation Unit Value at end of
   period                                   $1.419           $1.432           $1.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,159            3,085            2,951
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.392           $1.332           $1.159
  Accumulation Unit Value at end of
   period                                   $1.533           $1.392           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,278           10,175            4,360
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.377           $1.321           $1.151
  Accumulation Unit Value at end of
   period                                   $1.514           $1.377           $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,064            2,181              861
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.370           $1.315           $1.147
  Accumulation Unit Value at end of
   period                                   $1.504           $1.370           $1.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,011            9,258            4,182

68

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.120           $0.992           $0.837           $1.488
  Accumulation Unit Value at end of
   period                                   $1.009           $1.120           $0.992           $0.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,218            5,704            7,627            6,960
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.120           $0.992           $0.837           $1.488
  Accumulation Unit Value at end of
   period                                   $1.009           $1.120           $0.992           $0.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,218            5,704            7,627            6,960
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.097           $0.974           $0.824                -
  Accumulation Unit Value at end of
   period                                   $0.986           $1.097           $0.974                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  794              720              410                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.093           $0.971           $0.822           $1.466
  Accumulation Unit Value at end of
   period                                   $0.982           $1.093           $0.971           $0.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  566              741              762            1,037
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.646          $12.145          $10.310                -
  Accumulation Unit Value at end of
   period                                  $12.225          $13.646          $12.145                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                3                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.325           $7.129           $5.093           $9.780
  Accumulation Unit Value at end of
   period                                   $7.598           $8.325           $7.129           $5.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  351              154              203               45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.270           $7.096           $5.080           $9.774
  Accumulation Unit Value at end of
   period                                   $7.534           $8.270           $7.096           $5.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               56               32                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.243           $7.080           $5.073           $9.771
  Accumulation Unit Value at end of
   period                                   $7.501           $8.243           $7.080           $5.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  143               39               58                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.189           $7.048           $5.060           $9.766
  Accumulation Unit Value at end of
   period                                   $7.437           $8.189           $7.048           $5.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,177               79              136               52
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.189           $7.048           $5.060           $9.766
  Accumulation Unit Value at end of
   period                                   $7.437           $8.189           $7.048           $5.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,177               79              136               52

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.358           $1.306           $1.140
  Accumulation Unit Value at end of
   period                                   $1.488           $1.358           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,820           11,231            3,863
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.358           $1.306           $1.140
  Accumulation Unit Value at end of
   period                                   $1.488           $1.358           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,820           11,231            3,863
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.342           $1.294           $1.132
  Accumulation Unit Value at end of
   period                                   $1.466           $1.342           $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  891            1,094              574
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.548                -                -
  Accumulation Unit Value at end of
   period                                   $9.780                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.545                -                -
  Accumulation Unit Value at end of
   period                                   $9.774                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.544                -                -
  Accumulation Unit Value at end of
   period                                   $9.771                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.541                -                -
  Accumulation Unit Value at end of
   period                                   $9.766                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.541                -                -
  Accumulation Unit Value at end of
   period                                   $9.766                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.122           $7.008           $5.044                -
  Accumulation Unit Value at end of
   period                                   $7.358           $8.122           $7.008                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  116               38               32                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.109           $7.000           $5.041           $9.758
  Accumulation Unit Value at end of
   period                                   $7.342           $8.109           $7.000           $5.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               17               24               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.333          $14.134          $10.204                -
  Accumulation Unit Value at end of
   period                                  $14.752          $16.333          $14.134                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.691          $10.854           $8.605          $12.529
  Accumulation Unit Value at end of
   period                                  $11.486          $11.691          $10.854           $8.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,892            2,627            3,246            3,025
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.555          $10.749           $8.539          $12.458
  Accumulation Unit Value at end of
   period                                  $11.330          $11.555          $10.749           $8.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  495              626              809              870
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.488          $10.697           $8.506          $12.423
  Accumulation Unit Value at end of
   period                                  $11.253          $11.488          $10.697           $8.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  693              927            1,229            1,275
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.354          $10.594           $8.441          $12.352
  Accumulation Unit Value at end of
   period                                  $11.100          $11.354          $10.594           $8.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,547            3,707            4,718            5,146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.354          $10.594           $8.441          $12.352
  Accumulation Unit Value at end of
   period                                  $11.100          $11.354          $10.594           $8.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,547            3,707            4,718            5,146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.190          $10.467           $8.361                -
  Accumulation Unit Value at end of
   period                                  $10.912          $11.190          $10.467                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  608              505              322                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.157          $10.442           $8.345          $12.248
  Accumulation Unit Value at end of
   period                                  $10.875          $11.157          $10.442           $8.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  364              495              640              717

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.537                -                -
  Accumulation Unit Value at end of
   period                                   $9.758                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.787          $10.273           $9.626
  Accumulation Unit Value at end of
   period                                  $12.529          $11.787          $10.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,609            4,021               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.744          $10.256           $9.622
  Accumulation Unit Value at end of
   period                                  $12.458          $11.744          $10.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  901              940               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.722          $10.247           $9.621
  Accumulation Unit Value at end of
   period                                  $12.423          $11.722          $10.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,743            2,055                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.679          $10.230           $9.617
  Accumulation Unit Value at end of
   period                                  $12.352          $11.679          $10.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,102            6,758               36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.679          $10.230           $9.617
  Accumulation Unit Value at end of
   period                                  $12.352          $11.679          $10.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,102            6,758               36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.615          $10.204           $9.612
  Accumulation Unit Value at end of
   period                                  $12.248          $11.615          $10.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  839              942                -

70

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.533          $12.698          $10.173                -
  Accumulation Unit Value at end of
   period                                  $13.158          $13.533          $12.698                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               16                4                -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.291           $1.245           $1.267           $1.147
  Accumulation Unit Value at end of
   period                                   $1.369           $1.291           $1.245           $1.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               91,836          110,869          128,780          163,730
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.267           $1.225           $1.249           $1.133
  Accumulation Unit Value at end of
   period                                   $1.341           $1.267           $1.225           $1.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,631           16,999           21,546           27,809
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.255           $1.215           $1.240           $1.126
  Accumulation Unit Value at end of
   period                                   $1.328           $1.255           $1.215           $1.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,618           29,090           36,975           49,097
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.234           $1.197           $1.224           $1.114
  Accumulation Unit Value at end of
   period                                   $1.303           $1.234           $1.197           $1.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               68,451           89,865          110,137          177,194
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.234           $1.197           $1.224           $1.114
  Accumulation Unit Value at end of
   period                                   $1.303           $1.234           $1.197           $1.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               68,451           89,865          110,137          177,194
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.209           $1.175           $1.205                -
  Accumulation Unit Value at end of
   period                                   $1.273           $1.209           $1.175                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,087           10,038            6,911                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.205           $1.172           $1.202           $1.097
  Accumulation Unit Value at end of
   period                                   $1.268           $1.205           $1.172           $1.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,960           12,689           15,070           17,916
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.302          $10.047          $10.328                -
  Accumulation Unit Value at end of
   period                                  $10.815          $10.302          $10.047                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  189               89               27                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.011           $1.813           $1.363           $2.326
  Accumulation Unit Value at end of
   period                                   $1.844           $2.011           $1.813           $1.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,664           22,724           26,186           28,712

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.098           $1.078           $1.078
  Accumulation Unit Value at end of
   period                                   $1.147           $1.098           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              133,743           90,282           59,642
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.086           $1.069           $1.070
  Accumulation Unit Value at end of
   period                                   $1.133           $1.086           $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,179           16,498           12,506
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.080           $1.064           $1.066
  Accumulation Unit Value at end of
   period                                   $1.126           $1.080           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,866           35,410           35,306
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.057           $1.060
  Accumulation Unit Value at end of
   period                                   $1.114           $1.071           $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              134,348          109,522           85,359
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.057           $1.060
  Accumulation Unit Value at end of
   period                                   $1.114           $1.071           $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              134,348          109,522           85,359
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.058           $1.047           $1.053
  Accumulation Unit Value at end of
   period                                   $1.097           $1.058           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,730           14,162           10,754
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.062           $1.636           $1.379
  Accumulation Unit Value at end of
   period                                   $2.326           $2.062           $1.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               24,642            8,925            3,337

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.974           $1.783           $1.344           $2.297
  Accumulation Unit Value at end of
   period                                   $1.807           $1.974           $1.783           $1.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,570            1,843            2,226            2,498
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.956           $1.768           $1.334           $2.283
  Accumulation Unit Value at end of
   period                                   $1.788           $1.956           $1.768           $1.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,170            5,152            6,359            6,988
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.924           $1.742           $1.317           $2.258
  Accumulation Unit Value at end of
   period                                   $1.755           $1.924           $1.742           $1.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,953           11,599           19,521           14,250
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.924           $1.742           $1.317           $2.258
  Accumulation Unit Value at end of
   period                                   $1.755           $1.924           $1.742           $1.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,953           11,599           19,521           14,250
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.884           $1.711           $1.296                -
  Accumulation Unit Value at end of
   period                                   $1.714           $1.884           $1.711                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,835              981              642                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.877           $1.706           $1.293           $2.224
  Accumulation Unit Value at end of
   period                                   $1.708           $1.877           $1.706           $1.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,401            1,621            1,907            2,063
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.377          $14.004          $10.644                -
  Accumulation Unit Value at end of
   period                                  $13.951          $15.377          $14.004                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25                4                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.773           $1.580           $1.235           $1.757
  Accumulation Unit Value at end of
   period                                   $1.632           $1.773           $1.580           $1.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,463           22,332           27,075           27,921
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.741           $1.555           $1.217           $1.735
  Accumulation Unit Value at end of
   period                                   $1.599           $1.741           $1.555           $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,201            5,499            6,784            7,554
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.725           $1.542           $1.208           $1.724
  Accumulation Unit Value at end of
   period                                   $1.583           $1.725           $1.542           $1.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,072            8,082           11,304           12,872

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.041           $1.622           $1.369
  Accumulation Unit Value at end of
   period                                   $2.297           $2.041           $1.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,522            1,449              914
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.030           $1.615           $1.364
  Accumulation Unit Value at end of
   period                                   $2.283           $2.030           $1.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,667            4,199            3,647
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.012           $1.604           $1.356
  Accumulation Unit Value at end of
   period                                   $2.258           $2.012           $1.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,092            6,846            4,900
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.012           $1.604           $1.356
  Accumulation Unit Value at end of
   period                                   $2.258           $2.012           $1.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,092            6,846            4,900
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.987           $1.589           $1.347
  Accumulation Unit Value at end of
   period                                   $2.224           $1.987           $1.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,559              748              874
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.631           $1.491           $1.376
  Accumulation Unit Value at end of
   period                                   $1.757           $1.631           $1.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,745           30,309           28,216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.614           $1.479           $1.366
  Accumulation Unit Value at end of
   period                                   $1.735           $1.614           $1.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,386            5,982            5,700
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.606           $1.472           $1.361
  Accumulation Unit Value at end of
   period                                   $1.724           $1.606           $1.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,871           21,534           24,851

72

-------------------------------------------------------------------------------

SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.696           $1.519           $1.193           $1.705
  Accumulation Unit Value at end of
   period                                   $1.553           $1.696           $1.519           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,263           21,501           27,183           29,927
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.696           $1.519           $1.193           $1.705
  Accumulation Unit Value at end of
   period                                   $1.553           $1.696           $1.519           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,263           21,501           27,183           29,927
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.661           $1.492           $1.174                -
  Accumulation Unit Value at end of
   period                                   $1.517           $1.661           $1.492                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,468            3,865            1,816                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.655           $1.487           $1.171           $1.680
  Accumulation Unit Value at end of
   period                                   $1.511           $1.655           $1.487           $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,348            2,651            3,282            3,602
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.409          $12.979          $10.245                -
  Accumulation Unit Value at end of
   period                                  $13.124          $14.409          $12.979                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               28                3                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.979          $11.853           $9.940          $14.719
  Accumulation Unit Value at end of
   period                                  $14.619          $14.979          $11.853           $9.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,887            2,199            2,348            2,375
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.764          $11.707           $9.837          $14.596
  Accumulation Unit Value at end of
   period                                  $14.381          $14.764          $11.707           $9.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  189              229              289              293
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.658          $11.634           $9.786          $14.534
  Accumulation Unit Value at end of
   period                                  $14.264          $14.658          $11.634           $9.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  340              410              500              546
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.448          $11.491           $9.684          $14.413
  Accumulation Unit Value at end of
   period                                  $14.031          $14.448          $11.491           $9.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,084            1,355            1,676            2,127
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.448          $11.491           $9.684          $14.413
  Accumulation Unit Value at end of
   period                                  $14.031          $14.448          $11.491           $9.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,084            1,355            1,676            2,127

SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.591           $1.462           $1.354
  Accumulation Unit Value at end of
   period                                   $1.705           $1.591           $1.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,326           31,773           31,476
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.591           $1.462           $1.354
  Accumulation Unit Value at end of
   period                                   $1.705           $1.591           $1.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,326           31,773           31,476
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.572           $1.449           $1.344
  Accumulation Unit Value at end of
   period                                   $1.680           $1.572           $1.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,419            4,199            3,974
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.233          $12.327          $10.754
  Accumulation Unit Value at end of
   period                                  $14.719          $14.233          $12.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,626              629              224
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.142          $12.273          $10.721
  Accumulation Unit Value at end of
   period                                  $14.596          $14.142          $12.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  174               77               31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.097          $12.246          $10.704
  Accumulation Unit Value at end of
   period                                  $14.534          $14.097          $12.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  457              321              160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.007          $12.192          $10.671
  Accumulation Unit Value at end of
   period                                  $14.413          $14.007          $12.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,504            1,327              619
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.007          $12.192          $10.671
  Accumulation Unit Value at end of
   period                                  $14.413          $14.007          $12.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,504            1,327              619

-------------------------------------------------------------------------------

SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.192          $11.315           $9.560                -
  Accumulation Unit Value at end of
   period                                  $13.748          $14.192          $11.315                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  210              111               63                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.142          $11.281           $9.536          $14.235
  Accumulation Unit Value at end of
   period                                  $13.693          $14.142          $11.281           $9.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147              169              175              206
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.424          $12.334          $10.452                -
  Accumulation Unit Value at end of
   period                                  $14.897          $15.424          $12.334                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28                6                1                -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.722                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.197                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  485                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.720                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.183                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.718                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.176                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  268                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.716                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.161                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,125                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.716                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.161                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,125                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.712                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.143                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.711                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.139                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58                -                -                -

SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  -------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.875          $12.114          $10.624
  Accumulation Unit Value at end of
   period                                  $14.235          $13.875          $12.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129               86               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

74

-------------------------------------------------------------------------------

SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.708                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.121                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                -                -                -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.985          $12.660           $9.757          $14.985
  Accumulation Unit Value at end of
   period                                  $13.155          $13.985          $12.660           $9.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  253              284              326              367
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.710          $12.436           $9.603          $14.779
  Accumulation Unit Value at end of
   period                                  $12.870          $13.710          $12.436           $9.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               80               99              121
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.915          $13.542          $10.468          $16.125
  Accumulation Unit Value at end of
   period                                  $13.987          $14.915          $13.542          $10.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   77              111              147              169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.666          $13.343          $10.334          $15.952
  Accumulation Unit Value at end of
   period                                  $13.726          $14.666          $13.343          $10.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  144              163              213              287
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.666          $13.343          $10.334          $15.952
  Accumulation Unit Value at end of
   period                                  $13.726          $14.666          $13.343          $10.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  144              163              213              287
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.063          $11.915           $9.251                -
  Accumulation Unit Value at end of
   period                                  $12.196          $13.063          $11.915                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               25               18                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.018          $11.879           $9.228          $14.287
  Accumulation Unit Value at end of
   period                                  $12.147          $13.018          $11.879           $9.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               31               33               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.856          $13.591          $10.584                -
  Accumulation Unit Value at end of
   period                                  $13.828          $14.856          $13.591                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               10                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.312           $5.566           $4.113           $6.684
  Accumulation Unit Value at end of
   period                                   $6.185           $6.312           $5.566           $4.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,422            1,177            1,351            1,449

SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.958          $11.412          $10.404
  Accumulation Unit Value at end of
   period                                  $14.985          $13.958          $11.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  378              321              199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.794          $11.300          $10.316
  Accumulation Unit Value at end of
   period                                  $14.779          $13.794          $11.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114              100               60
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.066          $12.355          $11.286
  Accumulation Unit Value at end of
   period                                  $16.125          $15.066          $12.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  267              313              294
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.933          $12.271          $11.224
  Accumulation Unit Value at end of
   period                                  $15.952          $14.933          $12.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  396              368              176
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.933          $12.271          $11.224
  Accumulation Unit Value at end of
   period                                  $15.952          $14.933          $12.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  396              368              176
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.415          $11.056          $10.133
  Accumulation Unit Value at end of
   period                                  $14.287          $13.415          $11.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               52               39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.611           $5.290           $4.483
  Accumulation Unit Value at end of
   period                                   $6.684           $5.611           $5.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,181              916              951

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.188           $5.468           $4.048           $6.592
  Accumulation Unit Value at end of
   period                                   $6.052           $6.188           $5.468           $4.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  293              285              309              308
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.152           $8.095           $5.999           $9.779
  Accumulation Unit Value at end of
   period                                   $8.941           $9.152           $8.095           $5.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              350              399              409
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.999           $7.976           $5.922           $9.674
  Accumulation Unit Value at end of
   period                                   $8.775           $8.999           $7.976           $5.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  687              766              860              792
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.999           $7.976           $5.922           $9.674
  Accumulation Unit Value at end of
   period                                   $8.775           $8.999           $7.976           $5.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  687              766              860              792
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.950           $5.286           $3.935                -
  Accumulation Unit Value at end of
   period                                   $5.787           $5.950           $5.286                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  235              171              188                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.929           $5.270           $3.925           $6.431
  Accumulation Unit Value at end of
   period                                   $5.764           $5.929           $5.270           $3.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  138              110              135              106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.175          $13.523          $10.096                -
  Accumulation Unit Value at end of
   period                                  $14.715          $15.175          $13.523                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                3                1                -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.556          $12.904           $9.047          $12.827
  Accumulation Unit Value at end of
   period                                  $14.898          $14.556          $12.904           $9.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,767            3,472            3,424            2,412
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.270          $12.676           $8.905          $12.651
  Accumulation Unit Value at end of
   period                                  $14.576          $14.270          $12.676           $8.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  455              542              624              493
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.913          $12.372           $8.699          $12.372
  Accumulation Unit Value at end of
   period                                  $14.198          $13.913          $12.372           $8.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  900            1,093            1,401            1,183

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.545           $5.238           $4.445
  Accumulation Unit Value at end of
   period                                   $6.592           $5.545           $5.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  303              217              243
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.233           $7.785           $6.611
  Accumulation Unit Value at end of
   period                                   $9.779           $8.233           $7.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  543              517              494
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.161           $7.732           $6.575
  Accumulation Unit Value at end of
   period                                   $9.674           $8.161           $7.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  832              524              388
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.161           $7.732           $6.575
  Accumulation Unit Value at end of
   period                                   $9.674           $8.161           $7.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  832              524              388
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.442           $5.171           $4.406
  Accumulation Unit Value at end of
   period                                   $6.431           $5.442           $5.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117               82               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.820          $11.815          $11.392
  Accumulation Unit Value at end of
   period                                  $12.827          $12.820          $11.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,578            2,507            2,543
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.670          $11.699          $11.296
  Accumulation Unit Value at end of
   period                                  $12.651          $12.670          $11.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  408              380              391
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.402          $11.464          $11.076
  Accumulation Unit Value at end of
   period                                  $12.372          $12.402          $11.464
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,418            1,732            1,909

76

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
                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.681          $12.189           $8.589          $12.239
  Accumulation Unit Value at end of
   period                                  $13.933          $13.681          $12.189           $8.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,353            3,880            3,814            2,350
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.681          $12.189           $8.589          $12.239
  Accumulation Unit Value at end of
   period                                  $13.933          $13.681          $12.189           $8.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,353            3,880            3,814            2,350
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.597          $12.145           $8.578                -
  Accumulation Unit Value at end of
   period                                  $13.812          $13.597          $12.145                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  483              378              195                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.549          $12.108           $8.557          $12.230
  Accumulation Unit Value at end of
   period                                  $13.757          $13.549          $12.108           $8.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201              193              230              214
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.846          $15.092          $10.692                -
  Accumulation Unit Value at end of
   period                                  $17.062          $16.846          $15.092                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               54               18                -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.735           $6.091           $4.439           $7.153
  Accumulation Unit Value at end of
   period                                   $6.660           $6.735           $6.091           $4.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  839              939            1,250            1,373
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.603           $5.983           $4.369           $7.055
  Accumulation Unit Value at end of
   period                                   $6.516           $6.603           $5.983           $4.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  398              453              613              659
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.291           $7.520           $5.497           $8.885
  Accumulation Unit Value at end of
   period                                   $8.173           $8.291           $7.520           $5.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  284              309              413              479
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.152           $7.409           $5.427           $8.789
  Accumulation Unit Value at end of
   period                                   $8.021           $8.152           $7.409           $5.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  343              327              556              571
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.152           $7.409           $5.427           $8.789
  Accumulation Unit Value at end of
   period                                   $8.021           $8.152           $7.409           $5.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  343              327              556              571

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.293          $11.386          $11.015
  Accumulation Unit Value at end of
   period                                  $12.239          $12.293          $11.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,169            1,977            1,756
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.293          $11.386          $11.015
  Accumulation Unit Value at end of
   period                                  $12.239          $12.293          $11.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,169            1,977            1,756
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.322          $11.446          $11.096
  Accumulation Unit Value at end of
   period                                  $12.230          $12.322          $11.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  248              219              222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.534           $6.178           $5.623
  Accumulation Unit Value at end of
   period                                   $7.153           $6.534           $6.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,654            1,833            1,961
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.457           $6.117           $5.575
  Accumulation Unit Value at end of
   period                                   $7.055           $6.457           $6.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  540              564              619
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.140           $7.719           $7.041
  Accumulation Unit Value at end of
   period                                   $8.885           $8.140           $7.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  673              808              906
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.068           $7.667           $7.002
  Accumulation Unit Value at end of
   period                                   $8.789           $8.068           $7.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  664              663              650
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.068           $7.667           $7.002
  Accumulation Unit Value at end of
   period                                   $8.789           $8.068           $7.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  664              663              650

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.472           $5.896           $4.330                -
  Accumulation Unit Value at end of
   period                                   $6.351           $6.472           $5.896                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131               81               63                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.449           $5.879           $4.319           $7.016
  Accumulation Unit Value at end of
   period                                   $6.326           $6.449           $5.879           $4.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               80               98               87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.029          $13.735          $10.116                -
  Accumulation Unit Value at end of
   period                                  $14.706          $15.029          $13.735                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.326           $8.538           $6.844          $10.402
  Accumulation Unit Value at end of
   period                                   $8.968           $9.326           $8.538           $6.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,136            7,490            8,615            9,459
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.142           $8.387           $6.736          $10.259
  Accumulation Unit Value at end of
   period                                   $8.775           $9.142           $8.387           $6.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  993            1,241            1,596            1,750
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.107           $8.363           $6.723          $10.250
  Accumulation Unit Value at end of
   period                                   $8.732           $9.107           $8.363           $6.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,449            1,865            2,270            2,535
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.955           $8.240           $6.637          $10.140
  Accumulation Unit Value at end of
   period                                   $8.569           $8.955           $8.240           $6.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,700            6,286            7,724            8,589
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.955           $8.240           $6.637          $10.140
  Accumulation Unit Value at end of
   period                                   $8.569           $8.955           $8.240           $6.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,700            6,286            7,724            8,589
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.899           $8.208           $6.629                -
  Accumulation Unit Value at end of
   period                                   $8.494           $8.899           $8.208                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  889              644              411                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.868           $8.184           $6.612          $10.132
  Accumulation Unit Value at end of
   period                                   $8.460           $8.868           $8.184           $6.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  714              878            1,108            1,220

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.459           $6.157           $5.634
  Accumulation Unit Value at end of
   period                                   $7.016           $6.459           $6.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   88              111               88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.592           $8.634           $7.850
  Accumulation Unit Value at end of
   period                                  $10.402           $9.592           $8.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,208            6,654            4,443
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.479           $8.550           $7.783
  Accumulation Unit Value at end of
   period                                  $10.259           $9.479           $8.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,636            1,483            1,088
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.480           $8.559           $7.797
  Accumulation Unit Value at end of
   period                                  $10.250           $9.480           $8.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,836            2,373            2,199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.397           $8.501           $7.754
  Accumulation Unit Value at end of
   period                                  $10.140           $9.397           $8.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,328            9,172            6,863
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.397           $8.501           $7.754
  Accumulation Unit Value at end of
   period                                  $10.140           $9.397           $8.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,328            9,172            6,863
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.417           $8.545           $7.810
  Accumulation Unit Value at end of
   period                                  $10.132           $9.417           $8.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,248            1,195              875

78

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.635          $12.615          $10.218                -
  Accumulation Unit Value at end of
   period                                  $12.975          $13.635          $12.615                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   71               21                3                -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.906           $4.634           $3.324           $6.980
  Accumulation Unit Value at end of
   period                                   $5.458           $5.906           $4.634           $3.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,894            2,527            2,332            2,420
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.790           $4.552           $3.272           $6.884
  Accumulation Unit Value at end of
   period                                   $5.340           $5.790           $4.552           $3.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  458              650              767              755
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.300           $4.170           $3.001           $6.320
  Accumulation Unit Value at end of
   period                                   $4.882           $5.300           $4.170           $3.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  770            1,163            1,405            1,559
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.211           $4.109           $2.962           $6.252
  Accumulation Unit Value at end of
   period                                   $4.791           $5.211           $4.109           $2.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,365            4,177            3,985            2,230
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.211           $4.109           $2.962           $6.252
  Accumulation Unit Value at end of
   period                                   $4.791           $5.211           $4.109           $2.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,365            4,177            3,985            2,230
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.517           $4.361           $3.152                -
  Accumulation Unit Value at end of
   period                                   $5.060           $5.517           $4.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  299              430              127                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.498           $4.347           $3.144           $6.655
  Accumulation Unit Value at end of
   period                                   $5.040           $5.498           $4.347           $3.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217              295              256              289
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.733          $14.058          $10.192                -
  Accumulation Unit Value at end of
   period                                  $16.214          $17.733          $14.058                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                2                1                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.782           $8.790           $5.479           $9.186
  Accumulation Unit Value at end of
   period                                  $10.394          $11.782           $8.790           $5.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,570            4,460            5,088            6,100

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.465           $6.413           $5.633
  Accumulation Unit Value at end of
   period                                   $6.980           $6.465           $6.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,647            2,782            3,117
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.389           $6.350           $5.585
  Accumulation Unit Value at end of
   period                                   $6.884           $6.389           $6.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  693              715              827
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.871           $5.841           $5.141
  Accumulation Unit Value at end of
   period                                   $6.320           $5.871           $5.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,022            2,492            2,899
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.819           $5.801           $5.113
  Accumulation Unit Value at end of
   period                                   $6.252           $5.819           $5.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,161            2,164            2,323
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.819           $5.801           $5.113
  Accumulation Unit Value at end of
   period                                   $6.252           $5.819           $5.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,161            2,164            2,323
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.213           $6.213           $5.486
  Accumulation Unit Value at end of
   period                                   $6.655           $6.213           $6.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  300              361              223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.114           $8.188           $6.826
  Accumulation Unit Value at end of
   period                                   $9.186           $9.114           $8.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,775            5,496            3,107

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.550           $8.634           $5.393           $9.059
  Accumulation Unit Value at end of
   period                                  $10.169          $11.550           $8.634           $5.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  584              733              995            1,061
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.203          $12.873           $8.048          $13.533
  Accumulation Unit Value at end of
   period                                  $15.131          $17.203          $12.873           $8.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  663              941            1,107            1,289
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.916          $12.683           $7.945          $13.388
  Accumulation Unit Value at end of
   period                                  $14.848          $16.916          $12.683           $7.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,484            2,991            4,336            4,908
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.916          $12.683           $7.945          $13.388
  Accumulation Unit Value at end of
   period                                  $14.848          $16.916          $12.683           $7.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,484            2,991            4,336            4,908
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.005           $8.272           $5.195                -
  Accumulation Unit Value at end of
   period                                   $9.636          $11.005           $8.272                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  768              525              296                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.967           $8.247           $5.182           $8.758
  Accumulation Unit Value at end of
   period                                   $9.598          $10.967           $8.247           $5.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  428              543              656              796
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.171          $17.468          $11.003                -
  Accumulation Unit Value at end of
   period                                  $20.227          $23.171          $17.468                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               12                3                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.152          $11.502          $10.072          $10.493
  Accumulation Unit Value at end of
   period                                  $12.753          $12.152          $11.502          $10.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,231            4,694            4,163            3,277
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.012          $11.392           $9.995          $10.434
  Accumulation Unit Value at end of
   period                                  $12.581          $12.012          $11.392           $9.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  436              505              565              380
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.942          $11.337           $9.957          $10.404
  Accumulation Unit Value at end of
   period                                  $12.495          $11.942          $11.337           $9.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  898              993              846              606

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.006           $8.108           $6.768
  Accumulation Unit Value at end of
   period                                   $9.059           $9.006           $8.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,083            1,031              657
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.468          $12.136          $10.138
  Accumulation Unit Value at end of
   period                                  $13.533          $13.468          $12.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,500            1,431            1,345
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.349          $12.054          $10.082
  Accumulation Unit Value at end of
   period                                  $13.388          $13.349          $12.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,348            4,978            2,902
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.349          $12.054          $10.082
  Accumulation Unit Value at end of
   period                                  $13.388          $13.349          $12.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,348            4,978            2,902
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.759           $7.933           $6.648
  Accumulation Unit Value at end of
   period                                   $8.758           $8.759           $7.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  931              914              531
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.241          $10.012           $9.978
  Accumulation Unit Value at end of
   period                                  $10.493          $10.241          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,215              725               99
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.204           $9.996           $9.975
  Accumulation Unit Value at end of
   period                                  $10.434          $10.204           $9.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  206              132               31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.186           $9.988           $9.973
  Accumulation Unit Value at end of
   period                                  $10.404          $10.186           $9.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  450              126               41

80

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.804          $11.228           $9.881          $10.346
  Accumulation Unit Value at end of
   period                                  $12.326          $11.804          $11.228           $9.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,141            4,933            5,157            2,266
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.804          $11.228           $9.881          $10.346
  Accumulation Unit Value at end of
   period                                  $12.326          $11.804          $11.228           $9.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,141            4,933            5,157            2,266
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.634          $11.094           $9.788                -
  Accumulation Unit Value at end of
   period                                  $12.118          $11.634          $11.094                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  590              323              139                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.600          $11.067           $9.769          $10.259
  Accumulation Unit Value at end of
   period                                  $12.077          $11.600          $11.067           $9.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  268              329              303              213
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.149          $11.620          $10.282                -
  Accumulation Unit Value at end of
   period                                  $12.616          $12.149          $11.620                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               44                2                -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.996          $11.929           $9.272          $16.373
  Accumulation Unit Value at end of
   period                                  $11.387          $12.996          $11.929           $9.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,181            1,228            1,382            1,468
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.849          $11.818           $9.204          $16.286
  Accumulation Unit Value at end of
   period                                  $11.236          $12.849          $11.818           $9.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104              104              126              123
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.776          $11.763           $9.171          $16.242
  Accumulation Unit Value at end of
   period                                  $11.161          $12.776          $11.763           $9.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  186              237              265              321
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.632          $11.653           $9.104          $16.156
  Accumulation Unit Value at end of
   period                                  $11.013          $12.632          $11.653           $9.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  465              585              707              840
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.632          $11.653           $9.104          $16.156
  Accumulation Unit Value at end of
   period                                  $11.013          $12.632          $11.653           $9.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  465              585              707              840

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.149           $9.971           $9.970
  Accumulation Unit Value at end of
   period                                  $10.346          $10.149           $9.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,503              738              188
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.149           $9.971           $9.970
  Accumulation Unit Value at end of
   period                                  $10.346          $10.149           $9.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,503              738              188
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.094           $9.947           $9.966
  Accumulation Unit Value at end of
   period                                  $10.259          $10.094           $9.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114               47                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.761          $11.957          $10.019
  Accumulation Unit Value at end of
   period                                  $16.373          $14.761          $11.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  802              288               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.711          $11.941          $10.018
  Accumulation Unit Value at end of
   period                                  $16.286          $14.711          $11.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               31                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.687          $11.933          $10.018
  Accumulation Unit Value at end of
   period                                  $16.242          $14.687          $11.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  282              163                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.638          $11.917          $10.018
  Accumulation Unit Value at end of
   period                                  $16.156          $14.638          $11.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  627              303               30
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.638          $11.917          $10.018
  Accumulation Unit Value at end of
   period                                  $16.156          $14.638          $11.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  627              303               30

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
                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.454          $11.518           $9.020                -
  Accumulation Unit Value at end of
   period                                  $10.830          $12.454          $11.518                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               45               30                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.419          $11.491           $9.004          $16.027
  Accumulation Unit Value at end of
   period                                  $10.794          $12.419          $11.491           $9.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               80               93              101
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.786          $13.716          $10.774                -
  Accumulation Unit Value at end of
   period                                  $12.820          $14.786          $13.716                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17                4                -                -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.320           $8.041          $12.797
  Accumulation Unit Value at end of
   period                                  $11.508          $11.759          $10.320           $8.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  297              247              301              238
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.622          $10.220           $7.979          $12.724
  Accumulation Unit Value at end of
   period                                  $11.352          $11.622          $10.220           $7.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               31               43               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.555          $10.171           $7.949          $12.688
  Accumulation Unit Value at end of
   period                                  $11.275          $11.555          $10.171           $7.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   88               66               90               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.420          $10.073           $7.888          $12.616
  Accumulation Unit Value at end of
   period                                  $11.121          $11.420          $10.073           $7.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  205              205              267              181
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.420          $10.073           $7.888          $12.616
  Accumulation Unit Value at end of
   period                                  $11.121          $11.420          $10.073           $7.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  205              205              267              181
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.255           $9.952           $7.812                -
  Accumulation Unit Value at end of
   period                                  $10.933          $11.255           $9.952                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                8                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.222           $9.928           $7.797          $12.510
  Accumulation Unit Value at end of
   period                                  $10.896          $11.222           $9.928           $7.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               25               29               28

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.564          $11.893          $10.018
  Accumulation Unit Value at end of
   period                                  $16.027          $14.564          $11.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               20                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.498          $10.586           $9.467
  Accumulation Unit Value at end of
   period                                  $12.797          $11.498          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  180               79               17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.456          $10.568           $9.463
  Accumulation Unit Value at end of
   period                                  $12.724          $11.456          $10.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               35                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.435          $10.559           $9.462
  Accumulation Unit Value at end of
   period                                  $12.688          $11.435          $10.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               40               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.393          $10.542           $9.459
  Accumulation Unit Value at end of
   period                                  $12.616          $11.393          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,104              404               28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.393          $10.542           $9.459
  Accumulation Unit Value at end of
   period                                  $12.616          $11.393          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,104              404               28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.330          $10.515           $9.454
  Accumulation Unit Value at end of
   period                                  $12.510          $11.330          $10.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               19                8

82

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.646          $12.989          $10.227                -
  Accumulation Unit Value at end of
   period                                  $14.184          $14.646          $12.989                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.210          $12.222          $10.533          $13.759
  Accumulation Unit Value at end of
   period                                  $13.217          $13.210          $12.222          $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,381           13,818           15,685           17,271
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.950          $12.006          $10.367          $13.570
  Accumulation Unit Value at end of
   period                                  $12.931          $12.950          $12.006          $10.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,186            2,779            3,437            3,655
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.476          $12.506          $10.810          $14.163
  Accumulation Unit Value at end of
   period                                  $13.443          $13.476          $12.506          $10.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,817            3,470            4,266            4,892
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.251          $12.322          $10.672          $14.010
  Accumulation Unit Value at end of
   period                                  $13.192          $13.251          $12.322          $10.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,340            9,666           12,094           13,805
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.251          $12.322          $10.672          $14.010
  Accumulation Unit Value at end of
   period                                  $13.192          $13.251          $12.322          $10.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,340            9,666           12,094           13,805
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.152          $12.261          $10.646                -
  Accumulation Unit Value at end of
   period                                  $13.061          $13.152          $12.261                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,193            1,006              578                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.106          $12.224          $10.619          $13.983
  Accumulation Unit Value at end of
   period                                  $13.009          $13.106          $12.224          $10.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  904            1,083            1,262            1,478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.642          $11.821          $10.294                -
  Accumulation Unit Value at end of
   period                                  $12.517          $12.642          $11.821                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  153               83               35                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.028          $14.617          $12.115          $18.279
  Accumulation Unit Value at end of
   period                                  $15.710          $16.028          $14.617          $12.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,873            3,287            3,540            3,816

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.429          $12.207          $11.833
  Accumulation Unit Value at end of
   period                                  $13.759          $13.429          $12.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,439           15,381           12,403
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.271          $12.087          $11.732
  Accumulation Unit Value at end of
   period                                  $13.570          $13.271          $12.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,447            2,986            2,581
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.864          $12.641          $12.278
  Accumulation Unit Value at end of
   period                                  $14.163          $13.864          $12.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,550            7,050            7,525
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.742          $12.555          $12.210
  Accumulation Unit Value at end of
   period                                  $14.010          $13.742          $12.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,380           14,193           11,533
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.742          $12.555          $12.210
  Accumulation Unit Value at end of
   period                                  $14.010          $13.742          $12.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,380           14,193           11,533
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.757          $12.606          $12.285
  Accumulation Unit Value at end of
   period                                  $13.983          $13.757          $12.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,661            1,574            1,390
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.230          $14.503          $13.672
  Accumulation Unit Value at end of
   period                                  $18.279          $17.230          $14.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,134            1,544              726

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.784          $14.423          $11.979          $18.110
  Accumulation Unit Value at end of
   period                                  $15.440          $15.784          $14.423          $11.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  342              414              511              525
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.663          $14.327          $11.911          $18.025
  Accumulation Unit Value at end of
   period                                  $15.307          $15.663          $14.327          $11.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  662              781              925            1,044
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.425          $14.137          $11.777          $17.858
  Accumulation Unit Value at end of
   period                                  $15.043          $15.425          $14.137          $11.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,637            2,099            2,469            2,553
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.425          $14.137          $11.777          $17.858
  Accumulation Unit Value at end of
   period                                  $15.043          $15.425          $14.137          $11.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,637            2,099            2,469            2,553
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.137          $13.908          $11.615                -
  Accumulation Unit Value at end of
   period                                  $14.726          $15.137          $13.908                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              209              120                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.084          $13.866          $11.586          $17.621
  Accumulation Unit Value at end of
   period                                  $14.667          $15.084          $13.866          $11.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  248              275              318              305
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.444          $12.389          $10.378                -
  Accumulation Unit Value at end of
   period                                  $13.039          $13.444          $12.389                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               18                3                -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.518          $18.641          $15.375          $21.859
  Accumulation Unit Value at end of
   period                                  $19.575          $20.518          $18.641          $15.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,369            5,160            5,882            6,018
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.206          $18.394          $15.202          $21.656
  Accumulation Unit Value at end of
   period                                  $19.239          $20.206          $18.394          $15.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  548              667              766              804
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.052          $18.272          $15.116          $21.555
  Accumulation Unit Value at end of
   period                                  $19.073          $20.052          $18.272          $15.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  864            1,087            1,369            1,476

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.104          $14.426          $13.618
  Accumulation Unit Value at end of
   period                                  $18.110          $17.104          $14.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  418              302              131
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.042          $14.387          $13.590
  Accumulation Unit Value at end of
   period                                  $18.025          $17.042          $14.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,136              790              542
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.917          $14.311          $13.536
  Accumulation Unit Value at end of
   period                                  $17.858          $16.917          $14.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,298            1,732              840
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.917          $14.311          $13.536
  Accumulation Unit Value at end of
   period                                  $17.858          $16.917          $14.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,298            1,732              840
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.743          $14.206          $13.464
  Accumulation Unit Value at end of
   period                                  $17.621          $16.743          $14.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  235              172              103
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.879          $16.431          $14.498
  Accumulation Unit Value at end of
   period                                  $21.859          $19.879          $16.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,390            3,646            1,754
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.733          $16.344          $14.440
  Accumulation Unit Value at end of
   period                                  $21.656          $19.733          $16.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  792              638              315
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.661          $16.300          $14.411
  Accumulation Unit Value at end of
   period                                  $21.555          $19.661          $16.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,925            1,473            1,128

84

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.746          $18.029          $14.946          $21.355
  Accumulation Unit Value at end of
   period                                  $18.745          $19.746          $18.029          $14.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,277            4,114            5,072            5,406
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.746          $18.029          $14.946          $21.355
  Accumulation Unit Value at end of
   period                                  $18.745          $19.746          $18.029          $14.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,277            4,114            5,072            5,406
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.378          $17.737          $14.740                -
  Accumulation Unit Value at end of
   period                                  $18.349          $19.378          $17.737                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  785              693              406                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.310          $17.684          $14.703          $21.072
  Accumulation Unit Value at end of
   period                                  $18.276          $19.310          $17.684          $14.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  471              630              702              735
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.259          $12.173          $10.147                -
  Accumulation Unit Value at end of
   period                                  $12.518          $13.259          $12.173                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               35               41                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.057          $12.858          $10.376          $16.782
  Accumulation Unit Value at end of
   period                                  $13.676          $14.057          $12.858          $10.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,729           14,405           16,807           19,312
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.781          $12.631          $10.213          $16.551
  Accumulation Unit Value at end of
   period                                  $13.380          $13.781          $12.631          $10.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,091            2,612            3,196            3,631
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.150          $12.982          $10.507          $17.045
  Accumulation Unit Value at end of
   period                                  $13.725          $14.150          $12.982          $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,696            3,462            4,441            5,109
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.913          $12.791          $10.373          $16.861
  Accumulation Unit Value at end of
   period                                  $13.468          $13.913          $12.791          $10.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,438           11,147           14,065           16,914
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.913          $12.791          $10.373          $16.861
  Accumulation Unit Value at end of
   period                                  $13.468          $13.913          $12.791          $10.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,438           11,147           14,065           16,914

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.517          $16.213          $14.353
  Accumulation Unit Value at end of
   period                                  $21.355          $19.517          $16.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,068            4,942            3,085
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.517          $16.213          $14.353
  Accumulation Unit Value at end of
   period                                  $21.355          $19.517          $16.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,068            4,942            3,085
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.317          $16.095          $14.277
  Accumulation Unit Value at end of
   period                                  $21.072          $19.317          $16.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  778              670              503
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.495          $14.173          $12.904
  Accumulation Unit Value at end of
   period                                  $16.782          $16.495          $14.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,739           15,947           11,562
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.301          $14.034          $12.794
  Accumulation Unit Value at end of
   period                                  $16.551          $16.301          $14.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,720            3,350            2,798
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.805          $14.482          $13.211
  Accumulation Unit Value at end of
   period                                  $17.045          $16.805          $14.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,090            7,282            6,967
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.657          $14.384          $13.139
  Accumulation Unit Value at end of
   period                                  $16.861          $16.657          $14.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,630           17,607           14,132
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.657          $14.384          $13.139
  Accumulation Unit Value at end of
   period                                  $16.861          $16.657          $14.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,630           17,607           14,132

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.648          $12.578          $10.226                -
  Accumulation Unit Value at end of
   period                                  $13.178          $13.648          $12.578                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,295              959              568                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.600          $12.540          $10.200          $16.631
  Accumulation Unit Value at end of
   period                                  $13.126          $13.600          $12.540          $10.200
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  898            1,113            1,363            1,583
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.696          $12.661          $10.324                -
  Accumulation Unit Value at end of
   period                                  $13.186          $13.696          $12.661                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               25               39                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $28.388          $24.505          $14.380          $30.872
  Accumulation Unit Value at end of
   period                                  $23.535          $28.388          $24.505          $14.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,142            1,487            1,659            1,477
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $27.830          $24.071          $14.154          $30.448
  Accumulation Unit Value at end of
   period                                  $23.026          $27.830          $24.071          $14.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218              275              320              284
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $22.771          $19.716          $11.605          $24.989
  Accumulation Unit Value at end of
   period                                  $18.822          $22.771          $19.716          $11.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  333              511              704              635
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $22.391          $19.425          $11.457          $24.719
  Accumulation Unit Value at end of
   period                                  $18.471          $22.391          $19.425          $11.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  982            1,544            1,910            1,507
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $22.391          $19.425          $11.457          $24.719
  Accumulation Unit Value at end of
   period                                  $18.471          $22.391          $19.425          $11.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  982            1,544            1,910            1,507
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.507          $20.444          $12.088                -
  Accumulation Unit Value at end of
   period                                  $19.343          $23.507          $20.444                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  245              258              120                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.425          $20.383          $12.058          $26.095
  Accumulation Unit Value at end of
   period                                  $19.266          $23.425          $20.383          $12.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94              141              180              150

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.478          $14.272          $13.063
  Accumulation Unit Value at end of
   period                                  $16.631          $16.478          $14.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,828            1,650            1,243
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $24.326          $19.265          $15.181
  Accumulation Unit Value at end of
   period                                  $30.872          $24.326          $19.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,760            1,331              890
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $24.040          $19.076          $15.052
  Accumulation Unit Value at end of
   period                                  $30.448          $24.040          $19.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  310              253              183
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.749          $15.687          $12.386
  Accumulation Unit Value at end of
   period                                  $24.989          $19.749          $15.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  822              812              755
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.575          $15.580          $12.318
  Accumulation Unit Value at end of
   period                                  $24.719          $19.575          $15.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,891            1,641            1,242
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.575          $15.580          $12.318
  Accumulation Unit Value at end of
   period                                  $24.719          $19.575          $15.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,891            1,641            1,242
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.726          $16.546          $13.108
  Accumulation Unit Value at end of
   period                                  $26.095          $20.726          $16.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  146              122              100

86

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.103          $17.536          $10.399                -
  Accumulation Unit Value at end of
   period                                  $16.492          $20.103          $17.536                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                8                6                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.498          $11.726           $8.703          $14.848
  Accumulation Unit Value at end of
   period                                  $10.980          $12.498          $11.726           $8.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,648            5,670            6,253            7,468
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.252          $11.519           $8.566          $14.644
  Accumulation Unit Value at end of
   period                                  $10.743          $12.252          $11.519           $8.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  832            1,036            1,383            1,539
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.602          $11.860           $8.829          $15.108
  Accumulation Unit Value at end of
   period                                  $11.039          $12.602          $11.860           $8.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,284            1,635            1,991            2,324
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.392          $11.685           $8.716          $14.945
  Accumulation Unit Value at end of
   period                                  $10.833          $12.392          $11.685           $8.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,603            6,020            7,537            9,161
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.392          $11.685           $8.716          $14.945
  Accumulation Unit Value at end of
   period                                  $10.833          $12.392          $11.685           $8.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,603            6,020            7,537            9,161
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.674          $11.036           $8.252                -
  Accumulation Unit Value at end of
   period                                  $10.180          $11.674          $11.036                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,095              831              539                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.633          $11.003           $8.232          $14.157
  Accumulation Unit Value at end of
   period                                  $10.139          $11.633          $11.003           $8.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  770              955            1,196            1,395
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.045          $14.265          $10.700                -
  Accumulation Unit Value at end of
   period                                  $13.080          $15.045          $14.265                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               30                5                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.025          $11.389           $8.836          $15.583
  Accumulation Unit Value at end of
   period                                  $10.997          $12.025          $11.389           $8.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,426            9,221           10,684           12,684

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.081          $10.956           $9.819
  Accumulation Unit Value at end of
   period                                  $14.848          $13.081          $10.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,394            7,550            5,638
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.927          $10.848           $9.736
  Accumulation Unit Value at end of
   period                                  $14.644          $12.927          $10.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,483            1,433            1,057
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.349          $11.214          $10.071
  Accumulation Unit Value at end of
   period                                  $15.108          $13.349          $11.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,881            2,789            2,559
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.232          $11.138          $10.016
  Accumulation Unit Value at end of
   period                                  $14.945          $13.232          $11.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,339           10,813            9,246
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.232          $11.138          $10.016
  Accumulation Unit Value at end of
   period                                  $14.945          $13.232          $11.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,339           10,813            9,246
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.572          $10.614           $9.564
  Accumulation Unit Value at end of
   period                                  $14.157          $12.572          $10.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,632            1,679            1,399
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.486          $12.932          $11.845
  Accumulation Unit Value at end of
   period                                  $15.583          $15.486          $12.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,543           10,310            6,490

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.789          $11.187           $8.697          $15.368
  Accumulation Unit Value at end of
   period                                  $10.760          $11.789          $11.187           $8.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,127            1,447            1,820            2,242
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.760          $11.171           $8.693          $15.377
  Accumulation Unit Value at end of
   period                                  $10.722          $11.760          $11.171           $8.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,601            2,083            2,558            2,935
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.563          $11.006           $8.582          $15.211
  Accumulation Unit Value at end of
   period                                  $10.522          $11.563          $11.006           $8.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,944            7,629            9,555           11,771
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.563          $11.006           $8.582          $15.211
  Accumulation Unit Value at end of
   period                                  $10.522          $11.563          $11.006           $8.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,944            7,629            9,555           11,771
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.981          $10.478           $8.191                -
  Accumulation Unit Value at end of
   period                                   $9.967          $10.981          $10.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  714              518              408                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.942          $10.447           $8.170          $14.525
  Accumulation Unit Value at end of
   period                                   $9.927          $10.942          $10.447           $8.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  881            1,207            1,467            1,700
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.155          $13.547          $10.621                -
  Accumulation Unit Value at end of
   period                                  $12.810          $14.155          $13.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               10                1                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.304          $12.805          $11.745
  Accumulation Unit Value at end of
   period                                  $15.368          $15.304          $12.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,470            2,313            1,720
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.328          $12.838          $11.783
  Accumulation Unit Value at end of
   period                                  $15.377          $15.328          $12.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,821            3,629            3,349
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.193          $12.750          $11.718
  Accumulation Unit Value at end of
   period                                  $15.211          $15.193          $12.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,669           14,020           11,480
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.193          $12.750          $11.718
  Accumulation Unit Value at end of
   period                                  $15.211          $15.193          $12.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,669           14,020           11,480
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.551          $12.248          $11.279
  Accumulation Unit Value at end of
   period                                  $14.525          $14.551          $12.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,931            1,797            1,427
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -



(a)  Inception date May 2, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                      VALUE FUND             GROWTH FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (B)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       211,124                     110
                                      ==========              ==========
  Cost                                $1,175,408                  $1,007
                                      ==========              ==========
  Market value                        $1,224,520                  $1,004
 Due from Sponsor Company                  4,418                      --
 Receivable from fund shares
  sold                                        --                      --
 Other assets                                 --                      --
                                      ----------              ----------
 Total assets                          1,228,938                   1,004
                                      ----------              ----------
LIABILITIES:
 Due to Sponsor Company                       --                      --
 Payable for fund shares
  purchased                                4,418                      --
 Other liabilities                            --                      --
                                      ----------              ----------
 Total liabilities                         4,418                      --
                                      ----------              ----------
NET ASSETS:
 For contract liabilities             $1,224,520                  $1,004
                                      ==========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           123,872                     110
 Minimum unit fair value #*            $9.832919               $9.119972
 Maximum unit fair value #*            $9.928849               $9.119972
 Contract liability                   $1,224,520                  $1,004
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(a)  Funded as of June 28, 2011.

(b) Funded as of December 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS
                                   BALANCED WEALTH           INTERNATIONAL            SMALL/MID CAP
                                 STRATEGY PORTFOLIO         VALUE PORTFOLIO          VALUE PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     2,888,476                2,941,913                1,042,120
                                     ===========              ===========              ===========
  Cost                               $28,136,341              $38,852,745              $13,545,815
                                     ===========              ===========              ===========
  Market value                       $31,195,540              $33,537,806              $16,027,812
 Due from Sponsor Company                     --                       --                    4,015
 Receivable from fund shares
  sold                                    30,669                   60,892                       --
 Other assets                                 --                        2                        3
                                     -----------              -----------              -----------
 Total assets                         31,226,209               33,598,700               16,031,830
                                     -----------              -----------              -----------
LIABILITIES:
 Due to Sponsor Company                   30,669                   60,892                       --
 Payable for fund shares
  purchased                                   --                       --                    4,015
 Other liabilities                            --                       --                       --
                                     -----------              -----------              -----------
 Total liabilities                        30,669                   60,892                    4,015
                                     -----------              -----------              -----------
NET ASSETS:
 For contract liabilities            $31,195,540              $33,537,808              $16,027,815
                                     ===========              ===========              ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    3,270,469                5,916,574                1,474,262
 Minimum unit fair value #*            $9.011527                $5.330054                $9.191156
 Maximum unit fair value #*           $13.374202               $11.459299               $17.239024
 Contract liability                  $31,195,540              $33,537,808              $16,027,815
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                       --                       --
 Minimum unit fair value #*                 $ --                     $ --                     $ --
 Maximum unit fair value #*                 $ --                     $ --                     $ --
 Contract liability                         $ --                     $ --                     $ --

                                                       ALLIANCEBERNSTEIN VPS   INVESCO V.I.
                               ALLIANCEBERNSTEIN VPS       INTERNATIONAL       BASIC VALUE
                                  VALUE PORTFOLIO         GROWTH PORTFOLIO         FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      148,058                 555,688         12,697,590
                                     ==========              ==========        ===========
  Cost                               $1,288,035              $9,381,931        $118,959,580
                                     ==========              ==========        ===========
  Market value                       $1,373,981              $8,296,427        $77,709,252
 Due from Sponsor Company                    --                      --                 --
 Receivable from fund shares
  sold                                    1,548                   2,109             20,907
 Other assets                                --                      --                 --
                                     ----------              ----------        -----------
 Total assets                         1,375,529               8,298,536         77,730,159
                                     ----------              ----------        -----------
LIABILITIES:
 Due to Sponsor Company                   1,548                   2,109             20,907
 Payable for fund shares
  purchased                                  --                      --                 --
 Other liabilities                           --                       1                  3
                                     ----------              ----------        -----------
 Total liabilities                        1,548                   2,110             20,910
                                     ----------              ----------        -----------
NET ASSETS:
 For contract liabilities            $1,373,981              $8,296,426        $77,709,249
                                     ==========              ==========        ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     170,899               1,185,911         75,981,694
 Minimum unit fair value #*           $7.657140               $6.604779          $0.949870
 Maximum unit fair value #*          $12.578763              $13.472716         $14.667941
 Contract liability                  $1,373,981              $8,189,630        $77,674,903
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                  15,443             32,626
 Minimum unit fair value #*                $ --               $6.915655          $1.029954
 Maximum unit fair value #*                $ --               $6.915655          $1.112534
 Contract liability                        $ --                $106,796            $34,346

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.         INVESCO V.I.
                                        CAPITAL               CORE
                                   APPRECIATION FUND      EQUITY FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,782,698            6,483,578
                                     =============       ==============
  Cost                                 $35,634,522         $162,745,697
                                     =============       ==============
  Market value                         $38,155,669         $173,197,507
 Due from Sponsor Company                   23,953                   --
 Receivable from fund shares
  sold                                          --               48,136
 Other assets                                    3                   --
                                     -------------       --------------
 Total assets                           38,179,625          173,245,643
                                     -------------       --------------
LIABILITIES:
 Due to Sponsor Company                         --               48,167
 Payable for fund shares
  purchased                                 23,953                   --
 Other liabilities                              --                   14
                                     -------------       --------------
 Total liabilities                          23,953               48,181
                                     -------------       --------------
NET ASSETS:
 For contract liabilities              $38,155,672         $173,197,462
                                     =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          34,896,598           15,335,548
 Minimum unit fair value #*              $0.978069            $9.331639
 Maximum unit fair value #*             $12.570486           $13.574474
 Contract liability                    $38,144,778         $173,113,603
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               9,620                7,186
 Minimum unit fair value #*              $1.100292           $11.486173
 Maximum unit fair value #*              $1.145574           $11.764386
 Contract liability                        $10,894              $83,859

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO V.I.              INVESCO V.I.         INVESCO V.I.
                                      GOVERNMENT              INTERNATIONAL         MID CAP CORE
                                   SECURITIES FUND             GROWTH FUND          EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT (C)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      50,447,749                 7,028,774           17,505,799
                                    ==============            ==============       ==============
  Cost                                $614,937,189              $173,846,449         $200,350,787
                                    ==============            ==============       ==============
  Market value                        $630,092,379              $184,766,037         $202,356,863
 Due from Sponsor Company                       --                   162,787                   --
 Receivable from fund shares
  sold                                   1,560,920                        --               81,099
 Other assets                                   40                        --                   32
                                    --------------            --------------       --------------
 Total assets                          631,653,339               184,928,824          202,437,994
                                    --------------            --------------       --------------
LIABILITIES:
 Due to Sponsor Company                  1,560,920                        --               81,099
 Payable for fund shares
  purchased                                     --                   162,787                   --
 Other liabilities                              --                        33                   --
                                    --------------            --------------       --------------
 Total liabilities                       1,560,920                   162,820               81,099
                                    --------------            --------------       --------------
NET ASSETS:
 For contract liabilities             $630,092,419              $184,766,004         $202,356,895
                                    ==============            ==============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    463,159,058                77,859,844          123,834,524
 Minimum unit fair value #*              $1.262669                 $1.700790            $1.505166
 Maximum unit fair value #*             $10.865543                $14.386799           $13.184603
 Contract liability                   $629,805,757              $184,683,188         $202,182,558
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        203,867                    43,032              105,367
 Minimum unit fair value #*              $1.369153                 $1.844155            $1.632063
 Maximum unit fair value #*              $1.478833                 $8.594605            $1.762839
 Contract liability                       $286,662                   $82,816             $174,337

                                                                             INVESCO V.I.
                                INVESCO V.I.        INVESCO V.I.             BALANCED RISK
                                 SMALL CAP             CAPITAL                ALLOCATION
                                EQUITY FUND       DEVELOPMENT FUND               FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (D)(E)
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  7,907,813           2,048,107                1,477,594
                               ==============       =============            =============
  Cost                           $111,939,896         $26,283,850              $16,061,092
                               ==============       =============            =============
  Market value                   $129,411,740         $25,373,607              $16,977,550
 Due from Sponsor Company             255,984                  --                   57,700
 Receivable from fund shares
  sold                                     --              24,400                       --
 Other assets                               4                  --                        1
                               --------------       -------------            -------------
 Total assets                     129,667,728          25,398,007               17,035,251
                               --------------       -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    --              24,400                       --
 Payable for fund shares
  purchased                           255,984                  --                   57,700
 Other liabilities                         --                   1                       --
                               --------------       -------------            -------------
 Total liabilities                    255,984              24,401                   57,700
                               --------------       -------------            -------------
NET ASSETS:
 For contract liabilities        $129,411,744         $25,373,606              $16,977,551
                               ==============       =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 9,267,836           3,300,152                1,551,961
 Minimum unit fair value #*         $9.479557           $7.342493               $10.831402
 Maximum unit fair value #*        $15.568620          $14.855018               $11.043461
 Contract liability              $129,373,055         $25,373,606              $16,977,551
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     2,647                  --                       --
 Minimum unit fair value #*        $10.990793                $ --                     $ --
 Maximum unit fair value #*        $15.547440                $ --                     $ --
 Contract liability                   $38,689                $ --                     $ --

(c) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(d) Funded as of January 28, 2011.

(e) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    INVESCO V.I.         AMERICAN CENTURY VP
                                      DIVIDEND                 MID CAP
                                     GROWTH FUND             VALUE FUND
                                 SUB-ACCOUNT (F)(G)        SUB-ACCOUNT (H)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        11,093                   7,472
                                     ===========             ===========
  Cost                                  $166,548                 $95,951
                                     ===========             ===========
  Market value                          $155,299                $100,866
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                        15                       7
 Other assets                                 --                      --
                                     -----------             -----------
 Total assets                            155,314                 100,873
                                     -----------             -----------
LIABILITIES:
 Due to Sponsor Company                       15                       7
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                     -----------             -----------
 Total liabilities                            15                       7
                                     -----------             -----------
NET ASSETS:
 For contract liabilities               $155,299                $100,866
                                     ===========             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            16,071                  10,415
 Minimum unit fair value #*            $9.624256               $9.664327
 Maximum unit fair value #*            $9.689302               $9.780983
 Contract liability                     $155,299                $100,866
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(f)  Funded as of April 29, 2011.

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(h) Funded as of July 13, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL            AMERICAN FUNDS
                                        GLOBAL                  GROWTH AND              ASSET
                                      BOND FUND                INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      24,379,397                47,316,730             66,039,788
                                    ==============            ==============       ================
  Cost                                $270,000,411              $515,218,964           $954,261,776
                                    ==============            ==============       ================
  Market value                        $290,358,616              $434,840,751         $1,060,598,993
 Due from Sponsor Company                       --                        --                     --
 Receivable from fund shares
  sold                                     204,755                   238,412                530,924
 Other assets                                    4                        --                     12
                                    --------------            --------------       ----------------
 Total assets                          290,563,375               435,079,163          1,061,129,929
                                    --------------            --------------       ----------------
LIABILITIES:
 Due to Sponsor Company                    204,755                   238,412                530,924
 Payable for fund shares
  purchased                                     --                        --                     --
 Other liabilities                              --                         5                     --
                                    --------------            --------------       ----------------
 Total liabilities                         204,755                   238,417                530,924
                                    --------------            --------------       ----------------
NET ASSETS:
 For contract liabilities             $290,358,620              $434,840,746         $1,060,599,005
                                    ==============            ==============       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     22,778,593                43,738,245             80,334,966
 Minimum unit fair value #*             $10.014633                 $9.385762             $11.990075
 Maximum unit fair value #*             $13.358243                $14.507006             $15.150186
 Contract liability                   $290,262,328              $434,677,500         $1,059,809,832
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          7,409                    16,362                 59,438
 Minimum unit fair value #*             $12.776310                 $9.855218             $12.900559
 Maximum unit fair value #*             $13.358243                $10.055262             $15.150186
 Contract liability                        $96,292                  $163,246               $789,173

                                    AMERICAN FUNDS
                                      BLUE CHIP                                         AMERICAN FUNDS
                                      INCOME AND              AMERICAN FUNDS                GLOBAL
                                     GROWTH FUND                BOND FUND                GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      69,673,480                90,326,315                19,922,417
                                    ==============            ==============            ==============
  Cost                                $616,157,437              $972,593,024              $331,717,817
                                    ==============            ==============            ==============
  Market value                        $622,184,179              $981,847,040              $384,303,428
 Due from Sponsor Company                       --                        --                        --
 Receivable from fund shares
  sold                                     472,512                 2,352,700                   294,399
 Other assets                                   --                        20                         3
                                    --------------            --------------            --------------
 Total assets                          622,656,691               984,199,760               384,597,830
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                    472,512                 2,352,700                   294,399
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              13                        --                        --
                                    --------------            --------------            --------------
 Total liabilities                         472,525                 2,352,700                   294,399
                                    --------------            --------------            --------------
NET ASSETS:
 For contract liabilities             $622,184,166              $981,847,060              $384,303,431
                                    ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    609,930,976                65,942,155                29,217,702
 Minimum unit fair value #*              $0.935521                $11.808492                 $9.633117
 Maximum unit fair value #*             $13.648078                $16.625170                $15.744812
 Contract liability                   $621,828,464              $981,175,159              $383,803,853
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        343,865                    44,764                    34,500
 Minimum unit fair value #*              $1.015165                $14.521084                $11.418188
 Maximum unit fair value #*              $1.098272                $16.625170                $15.744812
 Contract liability                       $355,702                  $671,901                  $499,578

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                 AMERICAN FUNDS         AMERICAN FUNDS
                                  GROWTH FUND         GROWTH-INCOME FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    41,538,461             65,583,055
                                ================       ================
  Cost                            $2,066,130,967         $2,181,309,760
                                ================       ================
  Market value                    $2,146,707,697         $2,168,831,652
 Due from Sponsor Company                     --                     --
 Receivable from fund shares
  sold                                 1,163,227              1,087,365
 Other assets                                 --                     --
                                ----------------       ----------------
 Total assets                      2,147,870,924          2,169,919,017
                                ----------------       ----------------
LIABILITIES:
 Due to Sponsor Company                1,163,227              1,087,365
 Payable for fund shares
  purchased                                   --                     --
 Other liabilities                            27                     28
                                ----------------       ----------------
 Total liabilities                     1,163,254              1,087,393
                                ----------------       ----------------
NET ASSETS:
 For contract liabilities         $2,146,707,670         $2,168,831,624
                                ================       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       193,870,172            177,975,605
 Minimum unit fair value #*            $8.355106             $11.028477
 Maximum unit fair value #*           $15.125676             $14.372571
 Contract liability               $2,145,110,855         $2,166,427,883
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #           131,264                191,967
 Minimum unit fair value #*            $9.050537             $11.866077
 Maximum unit fair value #*           $14.570506             $14.372571
 Contract liability                   $1,596,815             $2,403,741

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        AMERICAN FUNDS
                                    AMERICAN FUNDS            AMERICAN FUNDS             GLOBAL SMALL
                                  INTERNATIONAL FUND          NEW WORLD FUND         CAPITALIZATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      38,581,740                15,528,934                14,652,335
                                    ==============            ==============            ==============
  Cost                                $628,333,138              $233,712,656              $241,472,632
                                    ==============            ==============            ==============
  Market value                        $584,899,176              $302,814,203              $249,675,798
 Due from Sponsor Company                       --                        --                        --
 Receivable from fund shares
  sold                                     372,829                   273,498                   118,198
 Other assets                                    2                        --                        --
                                    --------------            --------------            --------------
 Total assets                          585,272,007               303,087,701               249,793,996
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                    372,829                   273,498                   118,198
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              --                        --                         6
                                    --------------            --------------            --------------
 Total liabilities                         372,829                   273,498                   118,204
                                    --------------            --------------            --------------
NET ASSETS:
 For contract liabilities             $584,899,178              $302,814,203              $249,675,792
                                    ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     49,088,513                13,502,383                16,848,732
 Minimum unit fair value #*              $8.730640                $12.449689                $11.589084
 Maximum unit fair value #*             $14.275017                $26.350398                $18.119581
 Contract liability                   $584,436,274              $302,713,896              $249,585,602
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         36,621                     4,324                     5,486
 Minimum unit fair value #*             $10.383814                $21.737187                $12.765949
 Maximum unit fair value #*             $14.056288                $25.203603                $17.841863
 Contract liability                       $462,904                  $100,307                   $90,190

                                    WELLS FARGO
                                    ADVANTAGE VT       FIDELITY VIP  FIDELITY VIP
                                       OMEGA              GROWTH      CONTRAFUND
                                    GROWTH FUND         PORTFOLIO      PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        69,666            227,054      3,815,809
                                    ============       ============  =============
  Cost                                $1,323,476         $8,103,467    $72,136,864
                                    ============       ============  =============
  Market value                        $1,566,101         $8,294,299    $86,389,920
 Due from Sponsor Company                     --                 --        538,851
 Receivable from fund shares
  sold                                       282                 50             --
 Other assets                                 --                 --              3
                                    ------------       ------------  -------------
 Total assets                          1,566,383          8,294,349     86,928,774
                                    ------------       ------------  -------------
LIABILITIES:
 Due to Sponsor Company                      282                 50             --
 Payable for fund shares
  purchased                                   --                 --        538,851
 Other liabilities                            --                 --             --
                                    ------------       ------------  -------------
 Total liabilities                           282                 50        538,851
                                    ------------       ------------  -------------
NET ASSETS:
 For contract liabilities             $1,566,101         $8,294,299    $86,389,923
                                    ============       ============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      134,346            931,175      8,992,529
 Minimum unit fair value #*           $11.559204          $8.526460      $8.987567
 Maximum unit fair value #*           $11.754063         $15.085458     $15.049689
 Contract liability                   $1,566,101         $8,294,299    $86,389,923
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                 --             --
 Minimum unit fair value #*                 $ --               $ --           $ --
 Maximum unit fair value #*                 $ --               $ --           $ --
 Contract liability                         $ --               $ --           $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP
                                   MID CAP        VALUE STRATEGIES
                                  PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  2,801,475            450,818
                                =============       ============
  Cost                            $61,945,334         $2,894,728
                                =============       ============
  Market value                    $80,066,156         $3,980,725
 Due from Sponsor Company             268,355                 --
 Receivable from fund shares
  sold                                     --                850
 Other assets                              --                 --
                                -------------       ------------
 Total assets                      80,334,511          3,981,575
                                -------------       ------------
LIABILITIES:
 Due to Sponsor Company                    --                850
 Payable for fund shares
  purchased                           268,355                 --
 Other liabilities                          1                 --
                                -------------       ------------
 Total liabilities                    268,356                850
                                -------------       ------------
NET ASSETS:
 For contract liabilities         $80,066,155         $3,980,725
                                =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      7,924,225            420,164
 Minimum unit fair value #*         $9.148604          $8.887223
 Maximum unit fair value #*        $16.087812         $18.561713
 Contract liability               $80,065,082         $3,980,725
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            110                 --
 Minimum unit fair value #*         $9.783621               $ --
 Maximum unit fair value #*         $9.783621               $ --
 Contract liability                    $1,073               $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP                                       FRANKLIN
                                  DYNAMIC CAPITAL           FIDELITY VIP                RISING
                                    APPRECIATION          STRATEGIC INCOME            DIVIDENDS
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       208,716                  97,204                36,499,981
                                    ============            ============            ==============
  Cost                                $1,501,948              $1,116,676              $640,622,303
                                    ============            ============            ==============
  Market value                        $1,686,429              $1,079,934              $717,250,208
 Due from Sponsor Company                     --                 182,270                        --
 Receivable from fund shares
  sold                                       160                      --                   382,258
 Other assets                                 --                      --                         9
                                    ------------            ------------            --------------
 Total assets                          1,686,589               1,262,204               717,632,475
                                    ------------            ------------            --------------
LIABILITIES:
 Due to Sponsor Company                      160                      --                   382,258
 Payable for fund shares
  purchased                                   --                 182,270                        --
 Other liabilities                            --                      --                        --
                                    ------------            ------------            --------------
 Total liabilities                           160                 182,270                   382,258
                                    ------------            ------------            --------------
NET ASSETS:
 For contract liabilities             $1,686,429              $1,079,934              $717,250,217
                                    ============            ============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      173,103                  93,264                47,807,527
 Minimum unit fair value #*            $9.176538              $10.283412                $10.615323
 Maximum unit fair value #*           $15.296732              $12.774186                $16.452373
 Contract liability                   $1,686,429              $1,079,934              $717,017,327
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                    15,317
 Minimum unit fair value #*                 $ --                    $ --                $15.085738
 Maximum unit fair value #*                 $ --                    $ --                $16.091668
 Contract liability                         $ --                    $ --                  $232,890

                                                         FRANKLIN                 FRANKLIN
                                   FRANKLIN             LARGE CAP                  GLOBAL
                                    INCOME                GROWTH                 REAL ESTATE
                               SECURITIES FUND       SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  133,155,605            7,601,562                  655,772
                               ================       ==============            =============
  Cost                           $1,980,331,325         $105,816,188              $11,067,633
                               ================       ==============            =============
  Market value                   $1,910,454,578         $110,526,715               $7,344,647
 Due from Sponsor Company                    --                   --                       --
 Receivable from fund shares
  sold                                  714,661               18,413                      594
 Other assets                                --                    4                       --
                               ----------------       --------------            -------------
 Total assets                     1,911,169,239          110,545,132                7,345,241
                               ----------------       --------------            -------------
LIABILITIES:
 Due to Sponsor Company                 714,661               18,413                      594
 Payable for fund shares
  purchased                                  --                   --                       --
 Other liabilities                            8                   --                        1
                               ----------------       --------------            -------------
 Total liabilities                      714,669               18,413                      595
                               ----------------       --------------            -------------
NET ASSETS:
 For contract liabilities        $1,910,454,570         $110,526,719               $7,344,646
                               ================       ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 125,107,631           10,367,595                  467,624
 Minimum unit fair value #*          $10.224399            $9.987847               $13.130368
 Maximum unit fair value #*          $17.935768           $13.385251               $19.921270
 Contract liability              $1,909,176,020         $110,484,334               $7,332,328
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      77,050                3,860                      750
 Minimum unit fair value #*          $10.901418           $10.807190               $16.429225
 Maximum unit fair value #*          $17.507378           $11.184922               $16.429225
 Contract liability                  $1,278,550              $42,385                  $12,318

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        FRANKLIN                 FRANKLIN
                                     SMALL-MID CAP               SMALL CAP
                                         GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       11,823,277                4,803,968
                                     ==============            =============
  Cost                                 $209,436,710              $65,185,694
                                     ==============            =============
  Market value                         $242,450,445              $74,940,579
 Due from Sponsor Company                        --                  295,763
 Receivable from fund shares
  sold                                    2,417,863                       --
 Other assets                                    --                       --
                                     --------------            -------------
 Total assets                           244,868,308               75,236,342
                                     --------------            -------------
LIABILITIES:
 Due to Sponsor Company                   2,417,863                       --
 Payable for fund shares
  purchased                                      --                  295,763
 Other liabilities                               --                        1
                                     --------------            -------------
 Total liabilities                        2,417,863                  295,764
                                     --------------            -------------
NET ASSETS:
 For contract liabilities              $242,450,445              $74,940,578
                                     ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           23,704,665                7,656,920
 Minimum unit fair value #*               $7.240321                $8.890214
 Maximum unit fair value #*              $16.715916               $16.155429
 Contract liability                    $242,228,173              $74,912,933
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               19,662                    2,958
 Minimum unit fair value #*               $7.907908                $9.339119
 Maximum unit fair value #*              $14.110021                $9.359154
 Contract liability                        $222,272                  $27,645

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                   TEMPLETON
                                      STRATEGIC                                   DEVELOPING
                                        INCOME            MUTUAL SHARES            MARKETS
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      69,269,180             65,295,296           16,019,577
                                    ==============       ================       ==============
  Cost                                $821,108,830         $1,000,265,248         $139,482,871
                                    ==============       ================       ==============
  Market value                        $867,439,922         $1,004,834,777         $152,028,454
 Due from Sponsor Company                       --                     --                   --
 Receivable from fund shares
  sold                                     580,601                275,738                8,456
 Other assets                                    6                     --                    1
                                    --------------       ----------------       --------------
 Total assets                          868,020,529          1,005,110,515          152,036,911
                                    --------------       ----------------       --------------
LIABILITIES:
 Due to Sponsor Company                    580,601                275,738                8,456
 Payable for fund shares
  purchased                                     --                     --                   --
 Other liabilities                              --                      8                   --
                                    --------------       ----------------       --------------
 Total liabilities                         580,601                275,746                8,456
                                    --------------       ----------------       --------------
NET ASSETS:
 For contract liabilities             $867,439,928         $1,004,834,769         $152,028,455
                                    ==============       ================       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     51,983,127             75,538,419            8,506,399
 Minimum unit fair value #*              $9.849703              $8.529305            $7.958672
 Maximum unit fair value #*             $21.244895             $17.187146           $24.433957
 Contract liability                   $866,905,544         $1,004,196,742         $151,977,498
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         27,873                 42,695                2,284
 Minimum unit fair value #*             $11.821321              $8.812186           $19.594742
 Maximum unit fair value #*             $20.320502             $17.187146           $23.370495
 Contract liability                       $534,384               $638,027              $50,957


                                      TEMPLETON                 TEMPLETON                   MUTUAL
                                       FOREIGN                    GROWTH               GLOBAL DISCOVERY
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      26,674,650                43,851,091                26,403,984
                                    ==============            ==============            ==============
  Cost                                $351,635,850              $518,214,352              $481,422,102
                                    ==============            ==============            ==============
  Market value                        $335,191,342              $443,684,091              $509,823,420
 Due from Sponsor Company                       --                        --                   134,941
 Receivable from fund shares
  sold                                      83,610                   101,294                        --
 Other assets                                   --                        --                        --
                                    --------------            --------------            --------------
 Total assets                          335,274,952               443,785,385               509,958,361
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                     83,610                   101,294                        --
 Payable for fund shares
  purchased                                     --                        --                   134,941
 Other liabilities                               3                         8                         4
                                    --------------            --------------            --------------
 Total liabilities                          83,613                   101,302                   134,945
                                    --------------            --------------            --------------
NET ASSETS:
 For contract liabilities             $335,191,339              $443,684,083              $509,823,416
                                    ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     30,601,141                41,379,575                28,584,011
 Minimum unit fair value #*              $7.814122                 $7.613962                 $9.286225
 Maximum unit fair value #*             $13.556764                $13.273973                $21.348033
 Contract liability                   $334,947,813              $443,573,581              $509,501,229
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         20,708                     9,500                    16,291
 Minimum unit fair value #*              $8.057839                $10.997268                $19.575144
 Maximum unit fair value #*             $12.388394                $12.895742                $20.890306
 Contract liability                       $243,526                  $110,502                  $322,187

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       FLEX CAP                 LARGE CAP
                                        GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,474,419                2,662,540
                                     =============            =============
  Cost                                 $48,652,598              $29,082,342
                                     =============            =============
  Market value                         $54,062,539              $26,172,767
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                     521,000                    8,312
 Other assets                                    1                        1
                                     -------------            -------------
 Total assets                           54,583,540               26,181,080
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    521,000                    8,312
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total liabilities                         521,000                    8,312
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $54,062,540              $26,172,768
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,042,146                2,740,293
 Minimum unit fair value #*              $9.775918                $9.033435
 Maximum unit fair value #*             $13.724099               $13.018695
 Contract liability                    $54,046,926              $26,150,133
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               1,428                    2,364
 Minimum unit fair value #*             $10.797674                $9.574109
 Maximum unit fair value #*             $11.059226                $9.574109
 Contract liability                        $15,614                  $22,635

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           HARTFORD
                                      TEMPLETON            HARTFORD         TOTAL
                                     GLOBAL BOND           ADVISERS      RETURN BOND
                                   SECURITIES FUND         HLS FUND        HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       7,356,297             813,732      61,295,168
                                    ==============       =============  ==============
  Cost                                $128,157,492         $13,600,527    $637,678,461
                                    ==============       =============  ==============
  Market value                        $135,531,736         $15,737,167    $713,026,834
 Due from Sponsor Company                       --                  --              --
 Receivable from fund shares
  sold                                      18,687               6,179         932,538
 Other assets                                    7                  --              --
                                    --------------       -------------  --------------
 Total assets                          135,550,430          15,743,346     713,959,372
                                    --------------       -------------  --------------
LIABILITIES:
 Due to Sponsor Company                     18,687               6,179         932,538
 Payable for fund shares
  purchased                                     --                  --              --
 Other liabilities                              --                   2              --
                                    --------------       -------------  --------------
 Total liabilities                          18,687               6,181         932,538
                                    --------------       -------------  --------------
NET ASSETS:
 For contract liabilities             $135,531,743         $15,737,165    $713,026,834
                                    ==============       =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     10,707,761           1,522,983      62,146,688
 Minimum unit fair value #*              $9.354315           $9.886685      $10.304395
 Maximum unit fair value #*             $13.686575          $14.748542      $12.982935
 Contract liability                   $135,529,330         $15,737,165    $712,984,187
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            191                  --           3,705
 Minimum unit fair value #*             $12.632558                $ --      $11.331403
 Maximum unit fair value #*             $12.632558                $ --      $11.684434
 Contract liability                         $2,413                $ --         $42,647

                                  HARTFORD        HARTFORD
                                  CAPITAL         DIVIDEND            HARTFORD
                                APPRECIATION     AND GROWTH       GLOBAL RESEARCH
                                  HLS FUND        HLS FUND            HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 18,345,157      24,721,606             93,151
                               ==============  ==============       ============
  Cost                           $574,819,024    $396,418,846           $795,690
                               ==============  ==============       ============
  Market value                   $682,350,989    $478,018,135           $839,775
 Due from Sponsor Company                  --       1,022,884                 84
 Receivable from fund shares
  sold                                190,064              --                 --
 Other assets                              33              --                 --
                               --------------  --------------       ------------
 Total assets                     682,541,086     479,041,019            839,859
                               --------------  --------------       ------------
LIABILITIES:
 Due to Sponsor Company               190,064              --                 --
 Payable for fund shares
  purchased                                --       1,022,884                 84
 Other liabilities                         --               7                 --
                               --------------  --------------       ------------
 Total liabilities                    190,064       1,022,891                 84
                               --------------  --------------       ------------
NET ASSETS:
 For contract liabilities        $682,351,022    $478,018,128           $839,775
                               ==============  ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                79,427,664      47,936,675             88,460
 Minimum unit fair value #*         $8.063944       $9.400309          $8.486615
 Maximum unit fair value #*        $15.020625      $14.148864         $14.995966
 Contract liability              $682,292,658    $477,975,981           $839,775
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     6,867           4,255                 --
 Minimum unit fair value #*         $8.331492       $9.862336               $ --
 Maximum unit fair value #*         $8.591388      $10.014903               $ --
 Contract liability                   $58,364         $42,147               $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                          HARTFORD
                                       HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH          EQUITY
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        136,263           8,208,049
                                     ============       =============
  Cost                                 $1,966,695         $79,614,793
                                     ============       =============
  Market value                         $1,832,386         $96,722,495
 Due from Sponsor Company                      --                  --
 Receivable from fund shares
  sold                                      6,532              12,667
 Other assets                                  --                   2
                                     ------------       -------------
 Total assets                           1,838,918          96,735,164
                                     ------------       -------------
LIABILITIES:
 Due to Sponsor Company                     6,532              12,667
 Payable for fund shares
  purchased                                    --                  --
 Other liabilities                             --                  --
                                     ------------       -------------
 Total liabilities                          6,532              12,667
                                     ------------       -------------
NET ASSETS:
 For contract liabilities              $1,832,386         $96,722,497
                                     ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            233,805          10,010,486
 Minimum unit fair value #*             $6.615487           $9.099219
 Maximum unit fair value #*            $13.454016          $14.457899
 Contract liability                    $1,832,386         $96,719,794
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                 288
 Minimum unit fair value #*                  $ --           $9.400964
 Maximum unit fair value #*                  $ --           $9.400964
 Contract liability                          $ --              $2,703

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                  HARTFORD
                                  HARTFORD         GROWTH        HARTFORD
                                   GROWTH      OPPORTUNITIES    HIGH YIELD
                                  HLS FUND        HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  2,171,440       6,179,719      6,550,305
                                =============  ==============  =============
  Cost                            $20,744,089    $124,541,205    $50,513,272
                                =============  ==============  =============
  Market value                    $23,713,432    $145,631,806    $56,995,077
 Due from Sponsor Company                  --              --      2,323,136
 Receivable from fund shares
  sold                                  9,079          21,627             --
 Other assets                              --               2              3
                                -------------  --------------  -------------
 Total assets                      23,722,511     145,653,435     59,318,216
                                -------------  --------------  -------------
LIABILITIES:
 Due to Sponsor Company                 9,079          21,627             --
 Payable for fund shares
  purchased                                --              --      2,323,136
 Other liabilities                          1              --             --
                                -------------  --------------  -------------
 Total liabilities                      9,080          21,627      2,323,136
                                -------------  --------------  -------------
NET ASSETS:
 For contract liabilities         $23,713,431    $145,631,808    $56,995,080
                                =============  ==============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      2,501,126      17,697,940      4,217,769
 Minimum unit fair value #*         $8.838312       $7.718341      $9.940362
 Maximum unit fair value #*        $14.521777      $14.007431     $18.181166
 Contract liability               $23,713,431    $145,630,020    $56,993,220
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --             224            140
 Minimum unit fair value #*              $ --       $7.974373     $13.279673
 Maximum unit fair value #*              $ --       $7.974373     $13.279673
 Contract liability                      $ --          $1,788         $1,860

                                                HARTFORD            HARTFORD
                                  HARTFORD    INTERNATIONAL      SMALL/MID CAP
                                   INDEX      OPPORTUNITIES          EQUITY
                                  HLS FUND      HLS FUND            HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    38,485      2,871,408          1,089,960
                                ============  =============       ============
  Cost                              $983,134    $30,205,579         $7,365,002
                                ============  =============       ============
  Market value                    $1,004,133    $30,784,422         $9,734,638
 Due from Sponsor Company             12,554             --                 --
 Receivable from fund shares
  sold                                    --         38,480             10,490
 Other assets                             --             --                 --
                                ------------  -------------       ------------
 Total assets                      1,016,687     30,822,902          9,745,128
                                ------------  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                   --         38,480             10,490
 Payable for fund shares
  purchased                           12,554             --                 --
 Other liabilities                        --              1                  1
                                ------------  -------------       ------------
 Total liabilities                    12,554         38,481             10,491
                                ------------  -------------       ------------
NET ASSETS:
 For contract liabilities         $1,004,133    $30,784,421         $9,734,637
                                ============  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        81,363      3,831,367            922,127
 Minimum unit fair value #*        $9.975913      $7.543166          $9.731743
 Maximum unit fair value #*       $14.105504     $13.452685         $18.090435
 Contract liability               $1,004,133    $30,784,421         $9,725,278
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            --             --                904
 Minimum unit fair value #*             $ --           $ --         $10.348355
 Maximum unit fair value #*             $ --           $ --         $10.348355
 Contract liability                     $ --           $ --             $9,359

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                  HARTFORD          HARTFORD
                                MONEY MARKET      SMALL COMPANY
                                  HLS FUND          HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares               712,778,676           749,111
                                ============       ===========
  Cost                          $712,778,676       $10,679,453
                                ============       ===========
  Market value                  $712,778,676       $12,786,645
 Due from Sponsor Company                 --                --
 Receivable from fund shares
  sold                               365,602               778
 Other assets                             42                 1
                                ------------       -----------
 Total assets                    713,144,320        12,787,424
                                ------------       -----------
LIABILITIES:
 Due to Sponsor Company              365,602               778
 Payable for fund shares
  purchased                               --                --
 Other liabilities                        --                --
                                ------------       -----------
 Total liabilities                   365,602               778
                                ------------       -----------
NET ASSETS:
 For contract liabilities       $712,778,718       $12,786,646
                                ============       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #   564,907,545         1,262,380
 Minimum unit fair value #*        $0.954886         $9.506856
 Maximum unit fair value #*        $9.954330        $15.515782
 Contract liability             $712,161,960       $12,786,646
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #       543,644                --
 Minimum unit fair value #*        $1.038217              $ --
 Maximum unit fair value #*        $9.831545              $ --
 Contract liability                 $616,758              $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                         HARTFORD
                                     HARTFORD          HARTFORD       U.S. GOVERNMENT
                                  SMALLCAP GROWTH        STOCK          SECURITIES
                                     HLS FUND          HLS FUND          HLS FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      484,387           44,845          4,932,741
                                    ===========       ==========        ===========
  Cost                               $8,492,099       $1,505,050        $52,160,638
                                    ===========       ==========        ===========
  Market value                      $10,498,002       $1,791,487        $52,660,137
 Due from Sponsor Company               330,942               --             56,142
 Receivable from fund shares
  sold                                       --              147                 --
 Other assets                                 1                1                  2
                                    -----------       ----------        -----------
 Total assets                        10,828,945        1,791,635         52,716,281
                                    -----------       ----------        -----------
LIABILITIES:
 Due to Sponsor Company                      --              147                 --
 Payable for fund shares
  purchased                             330,942               --             56,142
 Other liabilities                           --               --                 --
                                    -----------       ----------        -----------
 Total liabilities                      330,942              147             56,142
                                    -----------       ----------        -----------
NET ASSETS:
 For contract liabilities           $10,498,003       $1,791,488        $52,660,139
                                    ===========       ==========        ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     837,023          183,357          5,105,764
 Minimum unit fair value #*          $11.928041        $9.258648          $9.943781
 Maximum unit fair value #*          $19.100179       $15.497356         $11.098416
 Contract liability                 $10,498,003       $1,791,488        $52,660,139
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --               --                 --
 Minimum unit fair value #*                $ --             $ --               $ --
 Maximum unit fair value #*                $ --             $ --               $ --
 Contract liability                        $ --             $ --               $ --

                                                                      AMERICAN FUNDS
                                                                         BLUE CHIP
                                HARTFORD       AMERICAN FUNDS           INCOME AND
                                  VALUE       ASSET ALLOCATION            GROWTH
                                HLS FUND          HLS FUND               HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares               2,180,374         5,252,446              2,938,257
                               ===========       ===========            ===========
  Cost                         $21,111,003       $45,365,383            $22,726,948
                               ===========       ===========            ===========
  Market value                 $22,608,699       $50,956,328            $26,643,383
 Due from Sponsor Company               --                --                     --
 Receivable from fund shares
  sold                               2,502            40,312                 16,156
 Other assets                            1                 1                      1
                               -----------       -----------            -----------
 Total assets                   22,611,202        50,996,641             26,659,540
                               -----------       -----------            -----------
LIABILITIES:
 Due to Sponsor Company              2,502            40,312                 16,156
 Payable for fund shares
  purchased                             --                --                     --
 Other liabilities                      --                --                     --
                               -----------       -----------            -----------
 Total liabilities                   2,502            40,312                 16,156
                               -----------       -----------            -----------
NET ASSETS:
 For contract liabilities      $22,608,700       $50,956,329            $26,643,384
                               ===========       ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                              2,331,846         5,143,575              2,816,824
 Minimum unit fair value #*      $9.112283         $9.356124              $8.682650
 Maximum unit fair value #*     $13.790638        $13.772397             $13.982511
 Contract liability            $22,608,700       $50,834,039            $26,643,384
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     --            12,507                     --
 Minimum unit fair value #*           $ --         $9.777476                   $ --
 Maximum unit fair value #*           $ --         $9.777476                   $ --
 Contract liability                   $ --          $122,290                   $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS           AMERICAN FUNDS
                                          BOND                  GLOBAL BOND
                                        HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       15,249,688                3,599,274
                                     ==============            =============
  Cost                                 $144,068,651              $36,046,137
                                     ==============            =============
  Market value                         $160,472,942              $39,651,418
 Due from Sponsor Company                        --                       --
 Receivable from fund shares
  sold                                      211,086                    8,700
 Other assets                                    --                       --
                                     --------------            -------------
 Total assets                           160,684,028               39,660,118
                                     --------------            -------------
LIABILITIES:
 Due to Sponsor Company                     211,086                    8,700
 Payable for fund shares
  purchased                                      --                       --
 Other liabilities                                1                        1
                                     --------------            -------------
 Total liabilities                          211,087                    8,701
                                     --------------            -------------
NET ASSETS:
 For contract liabilities              $160,472,941              $39,651,417
                                     ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           14,894,303                3,554,982
 Minimum unit fair value #*              $10.240538               $10.046261
 Maximum unit fair value #*              $12.485551               $12.220324
 Contract liability                    $160,401,558              $39,651,417
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                6,601                       --
 Minimum unit fair value #*              $10.814801                     $ --
 Maximum unit fair value #*              $10.814801                     $ --
 Contract liability                         $71,383                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS                                    AMERICAN FUNDS
                                    GLOBAL GROWTH           AMERICAN FUNDS            GLOBAL SMALL
                                     AND INCOME              GLOBAL GROWTH           CAPITALIZATION
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      7,901,794                2,893,746                5,924,003
                                    =============            =============            =============
  Cost                                $58,796,069              $23,590,927              $39,612,210
                                    =============            =============            =============
  Market value                        $66,209,100              $25,283,099              $46,373,974
 Due from Sponsor Company                      --                       --                       --
 Receivable from fund shares
  sold                                     69,510                    2,993                    1,922
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total assets                          66,278,610               25,286,092               46,375,896
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    69,510                    2,993                    1,922
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                              1                        3                        1
                                    -------------            -------------            -------------
 Total liabilities                         69,511                    2,996                    1,923
                                    -------------            -------------            -------------
NET ASSETS:
 For contract liabilities             $66,209,099              $25,283,096              $46,373,973
                                    =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     7,660,302                2,792,628                5,896,292
 Minimum unit fair value #*             $8.134601                $8.396653                $7.353642
 Maximum unit fair value #*            $14.854969               $14.577981               $16.033630
 Contract liability                   $66,206,936              $25,173,952              $46,350,791
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           254                   12,438                    3,011
 Minimum unit fair value #*             $8.516671                $8.774884                $7.699098
 Maximum unit fair value #*             $8.516671                $8.774884                $7.699098
 Contract liability                        $2,163                 $109,144                  $23,182


                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                        GROWTH                GROWTH-INCOME             INTERNATIONAL
                                       HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      29,182,711                15,772,637                22,618,627
                                    ==============            ==============            ==============
  Cost                                $211,785,785              $118,838,952              $165,910,240
                                    ==============            ==============            ==============
  Market value                        $261,129,613              $138,992,180              $170,641,798
 Due from Sponsor Company                  131,289                   109,110                        --
 Receivable from fund shares
  sold                                          --                        --                    29,510
 Other assets                                   --                         9                         1
                                    --------------            --------------            --------------
 Total assets                          261,260,902               139,101,299               170,671,309
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                         --                        --                    29,510
 Payable for fund shares
  purchased                                131,289                   109,110                        --
 Other liabilities                              21                        --                        --
                                    --------------            --------------            --------------
 Total liabilities                         131,310                   109,110                    29,510
                                    --------------            --------------            --------------
NET ASSETS:
 For contract liabilities             $261,129,592              $138,992,189              $170,641,799
                                    ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     29,027,552                15,468,955                22,086,902
 Minimum unit fair value #*              $8.425254                 $8.441403                 $7.273224
 Maximum unit fair value #*             $15.517827                $13.990288                $13.471089
 Contract liability                   $260,949,443              $138,809,570              $170,606,028
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         20,426                    20,663                     4,700
 Minimum unit fair value #*              $8.692389                 $8.837879                 $7.503868
 Maximum unit fair value #*              $8.821014                 $8.837879                 $7.614906
 Contract liability                       $180,149                  $182,619                   $35,771

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                HARTFORD
                                    AMERICAN FUNDS              PORTFOLIO
                                       NEW WORLD               DIVERSIFIER
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (I)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       5,163,399                3,705,023
                                     =============            =============
  Cost                                 $39,594,561              $38,225,888
                                     =============            =============
  Market value                         $44,694,898              $37,732,731
 Due from Sponsor Company                       --                1,033,968
 Receivable from fund shares
  sold                                     197,622                       --
 Other assets                                   --                        1
                                     -------------            -------------
 Total assets                           44,892,520               38,766,700
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    197,622                       --
 Payable for fund shares
  purchased                                     --                1,033,968
 Other liabilities                               2                       --
                                     -------------            -------------
 Total liabilities                         197,624                1,033,968
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $44,694,896              $37,732,732
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,076,172                3,708,946
 Minimum unit fair value #*              $8.234862               $10.149291
 Maximum unit fair value #*             $15.085858               $10.208088
 Contract liability                    $44,694,896              $37,732,732
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                       --
 Minimum unit fair value #*                   $ --                     $ --
 Maximum unit fair value #*                   $ --                     $ --
 Contract liability                           $ --                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(i)  Funded as of June 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               LORD ABBETT         LORD ABBETT              LORD ABBETT
                               FUNDAMENTAL      CAPITAL STRUCTURE         BOND DEBENTURE
                               EQUITY FUND            FUND                     FUND
                               SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  199,034           1,191,689                6,679,651
                               ============       =============            =============
  Cost                           $3,320,862         $13,714,903              $70,426,881
                               ============       =============            =============
  Market value                   $3,236,300         $15,527,712              $77,751,138
 Due from Sponsor Company           396,250                  --                   18,620
 Receivable from fund shares
  sold                                   --               1,920                       --
 Other assets                            --                  --                        1
                               ------------       -------------            -------------
 Total assets                     3,632,550          15,529,632               77,769,759
                               ------------       -------------            -------------
LIABILITIES:
 Due to Sponsor Company                  --               1,920                       --
 Payable for fund shares
  purchased                         396,250                  --                   18,620
 Other liabilities                       --                   1                       --
                               ------------       -------------            -------------
 Total liabilities                  396,250               1,921                   18,620
                               ------------       -------------            -------------
NET ASSETS:
 For contract liabilities        $3,236,300         $15,527,711              $77,751,139
                               ============       =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 292,794           1,441,854                6,171,792
 Minimum unit fair value #*       $9.403044          $10.287197               $10.542672
 Maximum unit fair value #*      $12.297888          $14.095327               $15.825278
 Contract liability              $3,236,300         $15,520,036              $77,751,139
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --                 702                       --
 Minimum unit fair value #*            $ --          $10.937377                     $ --
 Maximum unit fair value #*            $ --          $10.937377                     $ --
 Contract liability                    $ --              $7,675                     $ --

                                LORD ABBETT
                                GROWTH AND
                                  INCOME        MFS CORE      MFS GROWTH
                                   FUND       EQUITY SERIES     SERIES
                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                   574,354      1,187,384      2,411,907
                               =============  =============  =============
  Cost                           $11,482,942    $21,261,770    $54,040,324
                               =============  =============  =============
  Market value                   $12,721,931    $18,202,605    $59,135,988
 Due from Sponsor Company                 --             --         23,316
 Receivable from fund shares
  sold                                 4,734         24,066             --
 Other assets                             --             --             --
                               -------------  -------------  -------------
 Total assets                     12,726,665     18,226,671     59,159,304
                               -------------  -------------  -------------
LIABILITIES:
 Due to Sponsor Company                4,734         24,066             --
 Payable for fund shares
  purchased                               --             --         23,316
 Other liabilities                         1             --              1
                               -------------  -------------  -------------
 Total liabilities                     4,735         24,066         23,317
                               -------------  -------------  -------------
NET ASSETS:
 For contract liabilities        $12,721,930    $18,202,605    $59,135,987
                               =============  =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                1,442,473      2,226,830      7,510,638
 Minimum unit fair value #*        $8.326566      $6.181651      $5.740517
 Maximum unit fair value #*       $12.974098     $14.730060     $15.182948
 Contract liability              $12,721,930    $18,159,863    $59,046,354
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --          4,677          9,737
 Minimum unit fair value #*             $ --      $6.750177      $6.185460
 Maximum unit fair value #*             $ --      $9.222312      $9.604214
 Contract liability                     $ --        $42,742        $89,633

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS GLOBAL       MFS HIGH
                                EQUITY SERIES  INCOME SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,608,047      26,329,931
                                =============  ==============
  Cost                            $18,592,017    $230,271,712
                                =============  ==============
  Market value                    $20,438,284    $218,275,131
 Due from Sponsor Company                  --       1,819,516
 Receivable from fund shares
  sold                                  8,466              --
 Other assets                              --              --
                                -------------  --------------
 Total assets                      20,446,750     220,094,647
                                -------------  --------------
LIABILITIES:
 Due to Sponsor Company                 8,466              --
 Payable for fund shares
  purchased                                --       1,819,516
 Other liabilities                          1               2
                                -------------  --------------
 Total liabilities                      8,467       1,819,518
                                -------------  --------------
NET ASSETS:
 For contract liabilities         $20,438,283    $218,275,129
                                =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,476,698      14,940,212
 Minimum unit fair value #*        $12.098479      $13.702058
 Maximum unit fair value #*        $16.464636      $17.141254
 Contract liability               $20,438,283    $218,110,572
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --          10,785
 Minimum unit fair value #*              $ --      $14.780061
 Maximum unit fair value #*              $ --      $16.421699
 Contract liability                      $ --        $164,557

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                       GROWTH           MFS INVESTORS         MFS MID CAP
                                    STOCK SERIES         TRUST SERIES        GROWTH SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      4,505,338           14,652,175          11,340,861
                                    =============       ==============       =============
  Cost                                $48,005,673         $261,440,037         $78,310,318
                                    =============       ==============       =============
  Market value                        $49,603,781         $284,383,099         $63,849,048
 Due from Sponsor Company                      --                   --              29,170
 Receivable from fund shares
  sold                                    858,852              101,377                  --
 Other assets                                  --                   --                   3
                                    -------------       --------------       -------------
 Total assets                          50,462,633          284,484,476          63,878,221
                                    -------------       --------------       -------------
LIABILITIES:
 Due to Sponsor Company                   858,852              101,377                  --
 Payable for fund shares
  purchased                                    --                   --              29,170
 Other liabilities                             --                    1                  --
                                    -------------       --------------       -------------
 Total liabilities                        858,852              101,378              29,170
                                    -------------       --------------       -------------
NET ASSETS:
 For contract liabilities             $49,603,781         $284,383,098         $63,849,051
                                    =============       ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     6,525,337           31,287,542          12,372,311
 Minimum unit fair value #*             $6.198971            $8.347897           $4.724062
 Maximum unit fair value #*            $14.774233           $13.343170          $16.289901
 Contract liability                   $49,527,882         $284,272,361         $63,809,776
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         8,620               11,360               7,692
 Minimum unit fair value #*             $8.779192            $8.968421           $5.075958
 Maximum unit fair value #*             $9.201654           $10.587600           $5.262970
 Contract liability                       $75,899             $110,737             $39,275


                                       MFS NEW             MFS TOTAL       MFS VALUE
                                   DISCOVERY SERIES      RETURN SERIES       SERIES
                                     SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      14,686,625           48,532,662      27,091,288
                                    ==============       ==============  ==============
  Cost                                $211,951,503         $924,526,685    $325,451,327
                                    ==============       ==============  ==============
  Market value                        $209,863,267         $898,521,021    $342,014,537
 Due from Sponsor Company                1,494,021                   --       1,615,661
 Receivable from fund shares
  sold                                          --              402,387              --
 Other assets                                   --                   --              13
                                    --------------       --------------  --------------
 Total assets                          211,357,288          898,923,408     343,630,211
                                    --------------       --------------  --------------
LIABILITIES:
 Due to Sponsor Company                         --              402,387              --
 Payable for fund shares
  purchased                              1,494,021                   --       1,615,661
 Other liabilities                               1                   13              --
                                    --------------       --------------  --------------
 Total liabilities                       1,494,022              402,400       1,615,661
                                    --------------       --------------  --------------
NET ASSETS:
 For contract liabilities             $209,863,266         $898,521,008    $342,014,550
                                    ==============       ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     16,375,199           66,794,110      27,170,473
 Minimum unit fair value #*              $8.710572            $9.697169       $9.056636
 Maximum unit fair value #*             $20.321026           $16.255289      $16.765670
 Contract liability                   $209,660,494         $897,662,960    $341,857,780
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         12,669               59,797           9,980
 Minimum unit fair value #*             $10.393953           $13.216997       $9.356518
 Maximum unit fair value #*             $17.680164           $16.255289      $16.194178
 Contract liability                       $202,772             $858,048        $156,770

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS RESEARCH        MFS RESEARCH
                                 BOND SERIES     INTERNATIONAL SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  25,965,434           4,115,435
                                ==============       =============
  Cost                            $305,762,915         $58,812,469
                                ==============       =============
  Market value                    $336,634,051         $44,693,628
 Due from Sponsor Company                   --                  --
 Receivable from fund shares
  sold                               1,653,248               9,624
 Other assets                                1                  --
                                --------------       -------------
 Total assets                      338,287,300          44,703,252
                                --------------       -------------
LIABILITIES:
 Due to Sponsor Company              1,653,248               9,624
 Payable for fund shares
  purchased                                 --                  --
 Other liabilities                          --                   2
                                --------------       -------------
 Total liabilities                   1,653,248               9,626
                                --------------       -------------
NET ASSETS:
 For contract liabilities         $336,634,052         $44,693,626
                                ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      26,930,004           3,938,506
 Minimum unit fair value #*         $10.239666          $10.758423
 Maximum unit fair value #*         $13.513620          $12.839561
 Contract liability               $336,563,890         $44,693,626
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #           5,466                  --
 Minimum unit fair value #*         $12.009084                $ --
 Maximum unit fair value #*         $13.061095                $ --
 Contract liability                    $70,162                $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               BLACKROCK                 BLACKROCK
                                    MFS RESEARCH                GLOBAL                     GLOBAL
                                       SERIES            ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (J)             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,785,577                  44,185                     36,563
                                    =============             ===========               ============
  Cost                                $32,454,761                $616,228                   $333,225
                                    =============             ===========               ============
  Market value                        $33,533,135                $586,773                   $448,267
 Due from Sponsor Company                      --                      --                        256
 Receivable from fund shares
  sold                                      8,731                      35                         --
 Other assets                                  --                      --                         --
                                    -------------             -----------               ------------
 Total assets                          33,541,866                 586,808                    448,523
                                    -------------             -----------               ------------
LIABILITIES:
 Due to Sponsor Company                     8,731                      35                         --
 Payable for fund shares
  purchased                                    --                      --                        256
 Other liabilities                              2                      --                         --
                                    -------------             -----------               ------------
 Total liabilities                          8,733                      35                        256
                                    -------------             -----------               ------------
NET ASSETS:
 For contract liabilities             $33,533,133                $586,773                   $448,267
                                    =============             ===========               ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,844,748                  62,053                     36,835
 Minimum unit fair value #*            $10.858330               $9.419996                 $10.134833
 Maximum unit fair value #*            $14.228035               $9.507568                 $13.167386
 Contract liability                   $33,533,133                $586,773                   $448,267
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                      --                         --
 Minimum unit fair value #*                  $ --                    $ --                       $ --
 Maximum unit fair value #*                  $ --                    $ --                       $ --
 Contract liability                          $ --                    $ --                       $ --

                                     BLACKROCK               BLACKROCK          UIF MID CAP
                                     LARGE CAP                 EQUITY             GROWTH
                                  GROWTH V.I. FUND       DIVIDEND V.I. FUND      PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT (K)       SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       104,421                 211,514           2,371,159
                                    ============            ============       =============
  Cost                                  $924,315              $1,698,666         $19,211,490
                                    ============            ============       =============
  Market value                        $1,147,596              $1,728,069         $26,367,293
 Due from Sponsor Company                     --                  30,936               6,247
 Receivable from fund shares
  sold                                       651                      --                  --
 Other assets                                  1                      --                   3
                                    ------------            ------------       -------------
 Total assets                          1,148,248               1,759,005          26,373,543
                                    ------------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                      651                      --                  --
 Payable for fund shares
  purchased                                   --                  30,936               6,247
 Other liabilities                            --                      --                  --
                                    ------------            ------------       -------------
 Total liabilities                           651                  30,936               6,247
                                    ------------            ------------       -------------
NET ASSETS:
 For contract liabilities             $1,147,597              $1,728,069         $26,367,296
                                    ============            ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      117,398                 168,708           2,412,191
 Minimum unit fair value #*            $8.659900              $10.203321          $10.375356
 Maximum unit fair value #*           $10.791691              $10.309221          $18.947454
 Contract liability                   $1,147,597              $1,728,069         $26,367,296
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                  --
 Minimum unit fair value #*                 $ --                    $ --                $ --
 Maximum unit fair value #*                 $ --                    $ --                $ --
 Contract liability                         $ --                    $ --                $ --

(j)  Funded as of July 20, 2011.

(k) Funded as of July 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO
                                   VAN KAMPEN V.I.        MORGAN STANLEY
                                       MID CAP             FOCUS GROWTH
                                     VALUE FUND             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     1,258,533                51,832
                                     ===========            ==========
  Cost                               $13,635,938              $978,431
                                     ===========            ==========
  Market value                       $16,021,119            $1,077,590
 Due from Sponsor Company                     --                    --
 Receivable from fund shares
  sold                                     3,677                    99
 Other assets                                 --                    --
                                     -----------            ----------
 Total assets                         16,024,796             1,077,689
                                     -----------            ----------
LIABILITIES:
 Due to Sponsor Company                    3,677                    99
 Payable for fund shares
  purchased                                   --                    --
 Other liabilities                            --                    --
                                     -----------            ----------
 Total liabilities                         3,677                    99
                                     -----------            ----------
NET ASSETS:
 For contract liabilities            $16,021,119            $1,077,590
                                     ===========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         1,492,590               138,104
 Minimum unit fair value #*            $9.964752             $7.317129
 Maximum unit fair value #*           $17.265109             $8.011904
 Contract liability                  $16,021,119            $1,077,590
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                    --
 Minimum unit fair value #*                 $ --                  $ --
 Maximum unit fair value #*                 $ --                  $ --
 Contract liability                         $ --                  $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY        MORGAN STANLEY
                                    MULTI CAP              MID CAP            MORGAN STANLEY
                                      GROWTH                GROWTH           FLEXIBLE INCOME
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (L)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     162,760                26,878               144,248
                                    ==========            ==========            ==========
  Cost                              $2,034,335              $785,205              $994,733
                                    ==========            ==========            ==========
  Market value                      $2,416,986              $863,063              $869,814
 Due from Sponsor Company                1,873                    --                    --
 Receivable from fund shares
  sold                                      --                 2,330                    79
 Other assets                                2                    --                    --
                                    ----------            ----------            ----------
 Total assets                        2,418,861               865,393               869,893
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                 2,330                    79
 Payable for fund shares
  purchased                              1,873                    --                    --
 Other liabilities                          --                    --                     1
                                    ----------            ----------            ----------
 Total liabilities                       1,873                 2,330                    80
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities           $2,416,988              $863,063              $869,813
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    482,403                80,188                74,330
 Minimum unit fair value #*          $4.710467            $10.110543            $10.959190
 Maximum unit fair value #*          $5.157715            $11.070503            $11.999312
 Contract liability                 $2,416,988              $863,063              $869,813
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --
 Minimum unit fair value #*               $ --                  $ --                  $ --
 Maximum unit fair value #*               $ --                  $ --                  $ --
 Contract liability                       $ --                  $ --                  $ --

                                                           OPPENHEIMER
                                     BLACKROCK               CAPITAL              OPPENHEIMER
                                      CAPITAL              APPRECIATION        GLOBAL SECURITIES
                               APPRECIATION V.I. FUND        FUND/VA                FUND/VA
                                  SUB-ACCOUNT (K)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      199,763                 66,640              1,047,554
                                     ==========             ==========            ===========
  Cost                               $1,566,694             $2,180,431            $24,688,684
                                     ==========             ==========            ===========
  Market value                       $1,520,195             $2,625,632            $28,503,953
 Due from Sponsor Company                28,666                     --                     --
 Receivable from fund shares
  sold                                       --                  1,679                  4,707
 Other assets                                --                     --                      2
                                     ----------             ----------            -----------
 Total assets                         1,548,861              2,627,311             28,508,662
                                     ----------             ----------            -----------
LIABILITIES:
 Due to Sponsor Company                      --                  1,679                  4,707
 Payable for fund shares
  purchased                              28,666                     --                     --
 Other liabilities                           --                      1                     --
                                     ----------             ----------            -----------
 Total liabilities                       28,666                  1,680                  4,707
                                     ----------             ----------            -----------
NET ASSETS:
 For contract liabilities            $1,520,195             $2,625,631            $28,503,955
                                     ==========             ==========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     167,853                286,259              3,043,406
 Minimum unit fair value #*           $8.865043              $8.613695              $8.864406
 Maximum unit fair value #*           $9.340590             $15.192398             $14.979816
 Contract liability                  $1,520,195             $2,625,631            $28,503,955
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                     --                     --
 Minimum unit fair value #*                $ --                   $ --                   $ --
 Maximum unit fair value #*                $ --                   $ --                   $ --
 Contract liability                        $ --                   $ --                   $ --

(k) Funded as of July 1, 2011.

(l) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                     OPPENHEIMER              MAIN STREET
                                     MAIN STREET           SMALL- & MID-CAP
                                       FUND/VA                  FUND/VA
                                     SUB-ACCOUNT            SUB-ACCOUNT (M)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        163,456                1,684,911
                                     ============            =============
  Cost                                 $2,935,642              $20,526,990
                                     ============            =============
  Market value                         $3,355,751              $28,677,184
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                      1,018                   12,340
 Other assets                                   1                        1
                                     ------------            -------------
 Total assets                           3,356,770               28,689,525
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     1,018                   12,340
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total liabilities                          1,018                   12,340
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $3,355,752              $28,677,185
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            347,115                2,658,375
 Minimum unit fair value #*             $9.184096               $10.215231
 Maximum unit fair value #*            $14.351185               $16.935018
 Contract liability                    $3,355,752              $28,677,185
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                       --
 Minimum unit fair value #*                  $ --                     $ --
 Maximum unit fair value #*                  $ --                     $ --
 Contract liability                          $ --                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(m) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER          PUTNAM VT          PUTNAM VT
                                       VALUE            DIVERSIFIED        GLOBAL ASSET
                                      FUND/VA           INCOME FUND      ALLOCATION FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       159,052          12,672,024            501,410
                                    ============       =============       ============
  Cost                                $1,411,450         $85,268,649         $5,961,991
                                    ============       =============       ============
  Market value                        $1,541,212         $87,183,525         $7,120,025
 Due from Sponsor Company                     --                  --                 --
 Receivable from fund shares
  sold                                       144              30,814                605
 Other assets                                 --                  --                 --
                                    ------------       -------------       ------------
 Total assets                          1,541,356          87,214,339          7,120,630
                                    ------------       -------------       ------------
LIABILITIES:
 Due to Sponsor Company                      144              30,814                605
 Payable for fund shares
  purchased                                   --                  --                 --
 Other liabilities                            --                   5                 --
                                    ------------       -------------       ------------
 Total liabilities                           144              30,819                605
                                    ------------       -------------       ------------
NET ASSETS:
 For contract liabilities             $1,541,212         $87,183,520         $7,120,025
                                    ============       =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      165,954           7,493,345            688,977
 Minimum unit fair value #*            $8.573920          $11.074456          $9.957046
 Maximum unit fair value #*           $14.124909          $16.873590         $15.057518
 Contract liability                   $1,541,212         $87,183,520         $7,120,025
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                  --                 --
 Minimum unit fair value #*                 $ --                $ --               $ --
 Maximum unit fair value #*                 $ --                $ --               $ --
 Contract liability                         $ --                $ --               $ --

                                 PUTNAM VT      PUTNAM VT
                               INTERNATIONAL  INTERNATIONAL        PUTNAM VT
                                VALUE FUND     EQUITY FUND       INVESTORS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  157,353        131,757               7,059
                               ============   ============        ============
  Cost                           $1,305,835     $1,450,813             $64,831
                               ============   ============        ============
  Market value                   $1,238,367     $1,250,370             $70,658
 Due from Sponsor Company                --             --                  --
 Receivable from fund shares
  sold                                  107            119                   2
 Other assets                            --             --                  --
                               ------------   ------------        ------------
 Total assets                     1,238,474      1,250,489              70,660
                               ------------   ------------        ------------
LIABILITIES:
 Due to Sponsor Company                 107            119                   2
 Payable for fund shares
  purchased                              --             --                  --
 Other liabilities                       --              1                  --
                               ------------   ------------        ------------
 Total liabilities                      107            120                   2
                               ------------   ------------        ------------
NET ASSETS:
 For contract liabilities        $1,238,367     $1,250,369             $70,658
                               ============   ============        ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 179,940        183,936               5,241
 Minimum unit fair value #*       $6.385634      $6.446358          $10.926607
 Maximum unit fair value #*      $11.688567     $11.361661          $13.807398
 Contract liability              $1,238,367     $1,250,369             $70,658
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --             --                  --
 Minimum unit fair value #*            $ --           $ --                $ --
 Maximum unit fair value #*            $ --           $ --                $ --
 Contract liability                    $ --           $ --                $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 PUTNAM VT
                                 SMALL CAP        PUTNAM VT
                                VALUE FUND       VOYAGER FUND
                                SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 214,156            65,471
                                ==========        ==========
  Cost                          $2,386,483        $2,226,966
                                ==========        ==========
  Market value                  $2,799,023        $2,079,361
 Due from Sponsor Company               --             4,532
 Receivable from fund shares
  sold                                 320                --
 Other assets                           --                --
                                ----------        ----------
 Total assets                    2,799,343         2,083,893
                                ----------        ----------
LIABILITIES:
 Due to Sponsor Company                320                --
 Payable for fund shares
  purchased                             --             4,532
 Other liabilities                      --                --
                                ----------        ----------
 Total liabilities                     320             4,532
                                ----------        ----------
NET ASSETS:
 For contract liabilities       $2,799,023        $2,079,361
                                ==========        ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     273,496           196,402
 Minimum unit fair value #*      $9.582938         $8.735317
 Maximum unit fair value #*     $15.775002        $12.590426
 Contract liability             $2,799,023        $2,079,361
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          --                --
 Minimum unit fair value #*           $ --              $ --
 Maximum unit fair value #*           $ --              $ --
 Contract liability                   $ --              $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT           PIMCO                 PIMCO
                                  EQUITY           ALL ASSET           EQS PATHFINDER
                                INCOME FUND          FUND                   FUND
                                SUB-ACCOUNT     SUB-ACCOUNT (N)       SUB-ACCOUNT (K)
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  65,582             29,706               130,033
                                ==========        ===========            ==========
  Cost                            $858,895           $319,717            $1,273,696
                                ==========        ===========            ==========
  Market value                    $883,394           $311,615            $1,276,923
 Due from Sponsor Company            8,923                 --                25,295
 Receivable from fund shares            --                 23                    --
  sold
 Other assets                           --                 --                    --
                                ----------        -----------            ----------
 Total assets                      892,317            311,638             1,302,218
                                ----------        -----------            ----------
LIABILITIES:
 Due to Sponsor Company                 --                 23                    --
 Payable for fund shares             8,923                 --                25,295
  purchased
 Other liabilities                      --                 --                    --
                                ----------        -----------            ----------
 Total liabilities                   8,923                 23                25,295
                                ----------        -----------            ----------
NET ASSETS:
 For contract liabilities         $883,394           $311,615            $1,276,923
                                ==========        ===========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      68,788             31,189               136,466
 Minimum unit fair value #*     $10.965150          $9.785819             $9.232322
 Maximum unit fair value #*     $13.578750         $10.091449             $9.475458
 Contract liability               $883,394           $311,615            $1,276,923
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          --                 --                    --
 Minimum unit fair value #*           $ --               $ --                  $ --
 Maximum unit fair value #*           $ --               $ --                  $ --
 Contract liability                   $ --               $ --                  $ --

                                      PIMCO
                                      GLOBAL          JENNISON 20/20
                                   MULTI-ASSET            FOCUS
                                       FUND             PORTFOLIO
                                 SUB-ACCOUNT (O)       SUB-ACCOUNT
------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of shares                     21,773              35,067
                                     ========            ========
  Cost                               $272,635            $397,657
                                     ========            ========
  Market value                       $264,758            $512,677
 Due from Sponsor Company                  --                  --
 Receivable from fund shares               21                 101
  sold
 Other assets                               1                  --
                                     --------            --------
 Total assets                         264,780             512,778
                                     --------            --------
LIABILITIES:
 Due to Sponsor Company                    21                 101
 Payable for fund shares                   --                  --
  purchased
 Other liabilities                         --                  --
                                     --------            --------
 Total liabilities                         21                 101
                                     --------            --------
NET ASSETS:
 For contract liabilities            $264,759            $512,677
                                     ========            ========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         27,351             372,951
 Minimum unit fair value #*          $9.501791           $1.312477
 Maximum unit fair value #*          $9.767544           $1.401227
 Contract liability                  $264,759            $512,677
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --                  --
 Minimum unit fair value #*              $ --                $ --
 Maximum unit fair value #*              $ --                $ --
 Contract liability                      $ --                $ --

(k) Funded as of July 1, 2011.

(n) Funded as of July 18, 2011.

(o) Funded as of July 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        PRUDENTIAL
                                      JENNISON            VALUE
                                      PORTFOLIO         PORTFOLIO
                                     SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,704             17,738
                                     ===========       ============
  Cost                                   $38,561           $327,954
                                     ===========       ============
  Market value                           $39,005           $284,514
 Due from Sponsor Company                     --                 --
 Receivable from fund shares
  sold                                         5                 29
 Other assets                                 --                 --
                                     -----------       ------------
 Total assets                             39,010            284,543
                                     -----------       ------------
LIABILITIES:
 Due to Sponsor Company                        5                 29
 Payable for fund shares
  purchased                                   --                 --
 Other liabilities                            --                 --
                                     -----------       ------------
 Total liabilities                             5                 29
                                     -----------       ------------
NET ASSETS:
 For contract liabilities                $39,005           $284,514
                                     ===========       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            43,669            221,591
 Minimum unit fair value #*            $0.893188          $1.070317
 Maximum unit fair value #*            $0.893188         $14.410334
 Contract liability                      $39,005           $284,514
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                 --
 Minimum unit fair value #*                 $ --               $ --
 Maximum unit fair value #*                 $ --               $ --
 Contract liability                         $ --               $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PRUDENTIAL                INVESCO
                                      SERIES              VAN KAMPEN V.I.             INVESCO
                                   INTERNATIONAL            GROWTH AND            VAN KAMPEN V.I.
                                      GROWTH                INCOME FUND            COMSTOCK FUND
                                  SUB-ACCOUNT (P)           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        6,841                2,776,414                 240,732
                                    ===========            =============            ============
  Cost                                  $35,233              $42,962,447              $3,406,126
                                    ===========            =============            ============
  Market value                          $29,418              $49,253,591              $2,715,455
 Due from Sponsor Company                    --                       --                      --
 Receivable from fund shares
  sold                                        4                    2,255                     254
 Other assets                                --                        1                      --
                                    -----------            -------------            ------------
 Total assets                            29,422               49,255,847               2,715,709
                                    -----------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                       4                    2,255                     254
 Payable for fund shares
  purchased                                  --                       --                      --
 Other liabilities                           --                       --                      --
                                    -----------            -------------            ------------
 Total liabilities                            4                    2,255                     254
                                    -----------            -------------            ------------
NET ASSETS:
 For contract liabilities               $29,418              $49,253,592              $2,715,455
                                    ===========            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      36,866                4,781,804                 192,593
 Minimum unit fair value #*           $0.797967                $9.136670              $13.295328
 Maximum unit fair value #*           $0.797967               $15.059806              $14.475731
 Contract liability                     $29,418              $49,253,592              $2,715,455
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                       --                      --
 Minimum unit fair value #*                $ --                     $ --                    $ --
 Maximum unit fair value #*                $ --                     $ --                    $ --
 Contract liability                        $ --                     $ --                    $ --

                                       INVESCO               WELLS FARGO
                                   VAN KAMPEN V.I.          ADVANTAGE VT
                                       CAPITAL               INDEX ASSET
                                     GROWTH FUND           ALLOCATION FUND
                                 SUB-ACCOUNT (F)(Q)          SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,148,276                 73,930
                                    =============            ===========
  Cost                                $42,393,804               $924,870
                                    =============            ===========
  Market value                        $36,629,295               $893,821
 Due from Sponsor Company                  18,805                     --
 Receivable from fund shares
  sold                                         --                    100
 Other assets                                   1                      2
                                    -------------            -----------
 Total assets                          36,648,101                893,923
                                    -------------            -----------
LIABILITIES:
 Due to Sponsor Company                        --                    100
 Payable for fund shares
  purchased                                18,805                     --
 Other liabilities                             --                     --
                                    -------------            -----------
 Total liabilities                         18,805                    100
                                    -------------            -----------
NET ASSETS:
 For contract liabilities             $36,629,296               $893,823
                                    =============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     3,990,162                728,215
 Minimum unit fair value #*             $9.117538              $1.178104
 Maximum unit fair value #*             $9.259472              $1.310634
 Contract liability                   $36,629,296               $893,823
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                     --
 Minimum unit fair value #*                  $ --                   $ --
 Maximum unit fair value #*                  $ --                   $ --
 Contract liability                          $ --                   $ --

(f)  Funded as of April 29, 2011.

(p) Funded as of January 12, 2011.

(q) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                     TOTAL RETURN             INTRINSIC
                                      BOND FUND               VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        561,461                 215,884
                                     ============            ============
  Cost                                 $5,727,339              $3,226,947
                                     ============            ============
  Market value                         $5,917,801              $2,681,277
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                        969                     511
 Other assets                                  69                      --
                                     ------------            ------------
 Total assets                           5,918,839               2,681,788
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       969                     511
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                       1
                                     ------------            ------------
 Total liabilities                            969                     512
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $5,917,870              $2,681,276
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          3,840,214               2,463,930
 Minimum unit fair value #*             $1.407733               $1.003183
 Maximum unit fair value #*            $12.637153              $12.425898
 Contract liability                    $5,917,870              $2,681,276
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                  $ --                    $ --
 Maximum unit fair value #*                  $ --                    $ --
 Contract liability                          $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                   INTERNATIONAL             SMALL CAP              ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       290,134                 324,124                  74,923
                                    ============            ============            ============
  Cost                                $1,373,351              $2,641,949              $1,316,146
                                    ============            ============            ============
  Market value                        $1,386,843              $2,489,272              $1,601,116
 Due from Sponsor Company                     --                      --                      --
 Receivable from fund shares
  sold                                       269                     474                     171
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                          1,387,112               2,489,746               1,601,287
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      269                     474                     171
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                             1                       2                      --
                                    ------------            ------------            ------------
 Total liabilities                           270                     476                     171
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $1,386,842              $2,489,270              $1,601,116
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      133,369               1,583,406                 103,948
 Minimum unit fair value #*           $10.294596               $1.455057              $14.626834
 Maximum unit fair value #*           $10.476517              $18.694693              $18.109556
 Contract liability                   $1,386,842              $2,489,270              $1,601,116
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                 $ --                    $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --                    $ --
 Contract liability                         $ --                    $ --                    $ --

                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP              ADVANTAGE VT
                                     VALUE FUND           OPPORTUNITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (R)
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                        52,498                  20,271
                                    ============            ============
  Cost                                  $655,707                $363,113
                                    ============            ============
  Market value                          $436,787                $352,314
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                        42                      33
 Other assets                                 --                      --
                                    ------------            ------------
 Total assets                            436,829                 352,347
                                    ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       42                      33
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                    ------------            ------------
 Total liabilities                            42                      33
                                    ------------            ------------
NET ASSETS:
 For contract liabilities               $436,787                $352,314
                                    ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       36,256                  29,014
 Minimum unit fair value #*           $11.711416              $11.603564
 Maximum unit fair value #*           $12.385528              $16.783122
 Contract liability                     $436,787                $352,314
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

(r) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       VALUE FUND                GROWTH FUND
                                     SUB-ACCOUNT (A)           SUB-ACCOUNT (B)
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $5,545                    $ --
                                        ---------                    ----
EXPENSES:
 Administrative charges                        --                      --
 Mortality and expense risk
  charges                                  (2,562)                     --
                                        ---------                    ----
  Total expenses                           (2,562)                     --
                                        ---------                    ----
  Net investment income (loss)              2,983                      --
                                        ---------                    ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     1,134                      --
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              49,112                      (3)
                                        ---------                    ----
  Net gain (loss) on
   investments                             50,246                      (3)
                                        ---------                    ----
  Net increase (decrease) in
   net assets resulting from
   operations                             $53,229                     $(3)
                                        =========                    ====

(a)  Funded as of June 28, 2011.

(b) Funded as of December 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                  STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $711,313                 $1,519,326                    $46,135
                                     -------------              -------------              -------------
EXPENSES:
 Administrative charges                         --                         --                         --
 Mortality and expense risk
  charges                                 (505,383)                  (594,272)                  (274,252)
                                     -------------              -------------              -------------
  Total expenses                          (505,383)                  (594,272)                  (274,252)
                                     -------------              -------------              -------------
  Net investment income
   (loss)                                  205,930                    925,054                   (228,117)
                                     -------------              -------------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    441,944                    (69,227)                   355,468
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,034,707)                (9,074,106)                (1,966,440)
                                     -------------              -------------              -------------
  Net gain (loss) on
   investments                          (1,592,763)                (9,143,333)                (1,610,972)
                                     -------------              -------------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,386,833)               $(8,218,279)               $(1,839,089)
                                     =============              =============              =============

                                                            ALLIANCEBERNSTEIN VPS    INVESCO V.I.
                                 ALLIANCEBERNSTEIN VPS          INTERNATIONAL         BASIC VALUE
                                    VALUE PORTFOLIO           GROWTH PORTFOLIO           FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $16,266                     $270,868             $761,838
                                       ---------                -------------        -------------
EXPENSES:
 Administrative charges                       --                           --             (131,797)
 Mortality and expense risk
  charges                                (21,394)                    (158,619)          (1,615,763)
                                       ---------                -------------        -------------
  Total expenses                         (21,394)                    (158,619)          (1,747,560)
                                       ---------                -------------        -------------
  Net investment income
   (loss)                                 (5,128)                     112,249             (985,722)
                                       ---------                -------------        -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   15,248                       91,554           (4,970,512)
 Net realized gain on
  distributions                               --                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (49,586)                  (1,969,717)           1,574,355
                                       ---------                -------------        -------------
  Net gain (loss) on
   investments                           (34,338)                  (1,878,163)          (3,396,157)
                                       ---------                -------------        -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(39,466)                 $(1,765,914)         $(4,381,879)
                                       =========                =============        =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.        INVESCO V.I.
                                        CAPITAL              CORE
                                   APPRECIATION FUND      EQUITY FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $63,882          $1,754,893
                                     -------------       -------------
EXPENSES:
 Administrative charges                    (64,372)           (336,829)
 Mortality and expense risk
  charges                                 (803,700)         (3,422,940)
                                     -------------       -------------
  Total expenses                          (868,072)         (3,759,769)
                                     -------------       -------------
  Net investment income (loss)            (804,190)         (2,004,876)
                                     -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    171,174           6,423,564
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,537,979)         (6,376,719)
                                     -------------       -------------
  Net gain (loss) on
   investments                          (3,366,805)             46,845
                                     -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(4,170,995)        $(1,958,031)
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        INVESCO V.I.            INVESCO V.I.        INVESCO V.I.
                                         GOVERNMENT            INTERNATIONAL        MID CAP CORE
                                      SECURITIES FUND           GROWTH FUND         EQUITY FUND
                                        SUB-ACCOUNT           SUB-ACCOUNT (C)       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $24,616,640              $3,069,535            $661,957
                                       --------------          --------------      --------------
EXPENSES:
 Administrative charges                      (979,446)               (222,459)           (344,366)
 Mortality and expense risk
  charges                                 (11,493,871)             (3,300,638)         (4,043,987)
                                       --------------          --------------      --------------
  Total expenses                          (12,473,317)             (3,523,097)         (4,388,353)
                                       --------------          --------------      --------------
  Net investment income
   (loss)                                  12,143,323                (453,562)         (3,726,396)
                                       --------------          --------------      --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     1,226,834              (2,095,686)          1,640,201
 Net realized gain on
  distributions                                    --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              25,910,095             (13,841,984)        (16,722,959)
                                       --------------          --------------      --------------
  Net gain (loss) on
   investments                             27,136,929             (15,937,670)        (15,082,758)
                                       --------------          --------------      --------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $39,280,252            $(16,391,232)       $(18,809,154)
                                       ==============          ==============      ==============

                                                                                 INVESCO V.I.
                                   INVESCO V.I.           INVESCO V.I.           BALANCED RISK
                                     SMALL CAP               CAPITAL              ALLOCATION
                                    EQUITY FUND         DEVELOPMENT FUND             FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (D)(E)
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                   $ --               $448,607
                                   -------------          -------------          -------------
EXPENSES:
 Administrative charges                   (2,299)                    --                     --
 Mortality and expense risk
  charges                             (2,544,127)              (630,063)              (216,432)
                                   -------------          -------------          -------------
  Total expenses                      (2,546,426)              (630,063)              (216,432)
                                   -------------          -------------          -------------
  Net investment income
   (loss)                             (2,546,426)              (630,063)               232,175
                                   -------------          -------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  651,002             (1,537,025)               250,439
 Net realized gain on
  distributions                               --                     --              1,641,579
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (2,813,077)            (2,841,893)            (1,286,082)
                                   -------------          -------------          -------------
  Net gain (loss) on
   investments                        (2,162,075)            (4,378,918)               605,936
                                   -------------          -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(4,708,501)           $(5,008,981)              $838,111
                                   =============          =============          =============

(c) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(d) Funded as of January 28, 2011.

(e) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    INVESCO V.I.         AMERICAN CENTURY VP
                                      DIVIDEND                 MID CAP
                                     GROWTH FUND             VALUE FUND
                                 SUB-ACCOUNT (F)(G)        SUB-ACCOUNT (H)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,675                   $343
                                      ---------                -------
EXPENSES:
 Administrative charges                    (130)                    --
 Mortality and expense risk
  charges                                (2,942)                  (275)
                                      ---------                -------
  Total expenses                         (3,072)                  (275)
                                      ---------                -------
  Net investment income (loss)              603                     68
                                      ---------                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (15,621)                   166
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,299                  4,915
                                      ---------                -------
  Net gain (loss) on
   investments                           (4,322)                 5,081
                                      ---------                -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(3,719)                $5,149
                                      =========                =======

(f)  Funded as of April 29, 2011.

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(h) Funded as of July 13, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                   AMERICAN FUNDS                GLOBAL                AMERICAN FUNDS
                                       GLOBAL                  GROWTH AND                  ASSET
                                      BOND FUND               INCOME FUND             ALLOCATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $8,069,972               $12,512,354               $20,858,777
                                    -------------            --------------            --------------
EXPENSES:
 Administrative charges                        --                        --                (1,998,490)
 Mortality and expense risk
  charges                              (5,133,880)               (7,877,499)              (17,875,432)
                                    -------------            --------------            --------------
  Total expenses                       (5,133,880)               (7,877,499)              (19,873,922)
                                    -------------            --------------            --------------
  Net investment income
   (loss)                               2,936,092                 4,634,855                   984,855
                                    -------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,271,213               (15,205,296)               16,337,882
 Net realized gain on
  distributions                         1,536,506                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,471,131               (20,814,871)              (19,569,934)
                                    -------------            --------------            --------------
  Net gain (loss) on
   investments                          4,278,850               (36,020,167)               (3,232,052)
                                    -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,214,942              $(31,385,312)              $(2,247,197)
                                    =============            ==============            ==============

                                    AMERICAN FUNDS
                                      BLUE CHIP                                         AMERICAN FUNDS
                                      INCOME AND              AMERICAN FUNDS                GLOBAL
                                     GROWTH FUND                BOND FUND                GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $11,360,067               $29,837,205                $5,667,332
                                    --------------            --------------            --------------
EXPENSES:
 Administrative charges                 (1,020,538)               (1,782,228)                 (776,337)
 Mortality and expense risk
  charges                              (10,894,548)              (15,657,592)               (7,054,282)
                                    --------------            --------------            --------------
  Total expenses                       (11,915,086)              (17,439,820)               (7,830,619)
                                    --------------            --------------            --------------
  Net investment income
   (loss)                                 (555,019)               12,397,385                (2,163,287)
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    404,068                   (21,090)               14,868,690
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (17,177,849)               31,346,797               (58,900,899)
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         (16,773,781)               31,325,707               (44,032,209)
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(17,328,800)              $43,723,092              $(46,195,496)
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                AMERICAN FUNDS             AMERICAN FUNDS
                                  GROWTH FUND            GROWTH-INCOME FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $14,753,636               $35,729,668
                                ---------------            --------------
EXPENSES:
 Administrative charges              (4,269,478)               (4,132,161)
 Mortality and expense risk
  charges                           (40,143,241)              (37,667,632)
                                ---------------            --------------
  Total expenses                    (44,412,719)              (41,799,793)
                                ---------------            --------------
  Net investment income (loss)      (29,659,083)               (6,070,125)
                                ---------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              23,086,451               (14,267,195)
 Net realized gain on
  distributions                              --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (127,214,556)              (60,410,497)
                                ---------------            --------------
  Net gain (loss) on
   investments                     (104,128,105)              (74,677,692)
                                ---------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(133,787,188)             $(80,747,817)
                                ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS
                                    AMERICAN FUNDS             AMERICAN FUNDS             GLOBAL SMALL
                                  INTERNATIONAL FUND           NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $11,870,303                $6,032,926                $4,297,913
                                    ---------------            --------------            --------------
EXPENSES:
 Administrative charges                  (1,217,433)                 (641,141)                 (556,346)
 Mortality and expense risk
  charges                               (11,198,460)               (6,075,518)               (5,188,148)
                                    ---------------            --------------            --------------
  Total expenses                        (12,415,893)               (6,716,659)               (5,744,494)
                                    ---------------            --------------            --------------
  Net investment income
   (loss)                                  (545,590)                 (683,733)               (1,446,581)
                                    ---------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   5,041,321                12,984,227                 5,823,383
 Net realized gain on
  distributions                                  --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,400,406)              (72,315,464)              (72,665,172)
                                    ---------------            --------------            --------------
  Net gain (loss) on
   investments                         (108,359,085)              (59,331,237)              (66,841,789)
                                    ---------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(108,904,675)             $(60,014,970)             $(68,288,370)
                                    ===============            ==============            ==============

                                    WELLS FARGO
                                   ADVANTAGE VT           FIDELITY VIP       FIDELITY VIP
                                       OMEGA                 GROWTH           CONTRAFUND
                                    GROWTH FUND             PORTFOLIO          PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $32                $10,905            $713,403
                                    -----------            -----------       -------------
EXPENSES:
 Administrative charges                      --                     --                  --
 Mortality and expense risk
  charges                               (35,338)              (139,004)         (1,431,962)
                                    -----------            -----------       -------------
  Total expenses                        (35,338)              (139,004)         (1,431,962)
                                    -----------            -----------       -------------
  Net investment income
   (loss)                               (35,306)              (128,099)           (718,559)
                                    -----------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  75,177                 40,261           2,237,970
 Net realized gain on
  distributions                          15,894                 26,040                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (178,767)              (301,013)         (5,486,698)
                                    -----------            -----------       -------------
  Net gain (loss) on
   investments                          (87,696)              (234,712)         (3,248,728)
                                    -----------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(123,002)             $(362,811)        $(3,967,287)
                                    ===========            ===========       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 FIDELITY VIP            FIDELITY VIP
                                   MID CAP             VALUE STRATEGIES
                                  PORTFOLIO                PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $19,611                $32,690
                                --------------            -----------
EXPENSES:
 Administrative charges                     --                     --
 Mortality and expense risk
  charges                           (1,439,059)               (98,405)
                                --------------            -----------
  Total expenses                    (1,439,059)               (98,405)
                                --------------            -----------
  Net investment income (loss)      (1,419,448)               (65,715)
                                --------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              1,224,110                272,727
 Net realized gain on
  distributions                        154,086                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (11,505,639)              (824,854)
                                --------------            -----------
  Net gain (loss) on
   investments                     (10,127,443)              (552,127)
                                --------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(11,546,891)             $(617,842)
                                ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP                                    FRANKLIN
                                  DYNAMIC CAPITAL        FIDELITY VIP               RISING
                                   APPRECIATION        STRATEGIC INCOME           DIVIDENDS
                                     PORTFOLIO             PORTFOLIO           SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --              $35,165               $11,212,940
                                    -----------            ---------            --------------
EXPENSES:
 Administrative charges                      --                   --                (1,091,354)
 Mortality and expense risk
  charges                               (24,354)              (5,545)              (11,776,910)
                                    -----------            ---------            --------------
  Total expenses                        (24,354)              (5,545)              (12,868,264)
                                    -----------            ---------            --------------
  Net investment income
   (loss)                               (24,354)              29,620                (1,655,324)
                                    -----------            ---------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 160,089                4,393                 2,643,191
 Net realized gain on
  distributions                              --               16,511                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (178,905)             (31,673)               28,701,991
                                    -----------            ---------            --------------
  Net gain (loss) on
   investments                          (18,816)             (10,769)               31,345,182
                                    -----------            ---------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(43,170)             $18,851               $29,689,858
                                    ===========            =========            ==============

                                                                FRANKLIN                 FRANKLIN
                                       FRANKLIN                 LARGE CAP                 GLOBAL
                                        INCOME                   GROWTH                 REAL ESTATE
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $119,422,571                 $817,306                 $675,251
                                    --------------            -------------            -------------
EXPENSES:
 Administrative charges                 (2,997,397)                (192,389)                 (13,774)
 Mortality and expense risk
  charges                              (32,884,031)              (2,104,905)                (125,329)
                                    --------------            -------------            -------------
  Total expenses                       (35,881,428)              (2,297,294)                (139,103)
                                    --------------            -------------            -------------
  Net investment income
   (loss)                               83,541,143               (1,479,988)                 536,148
                                    --------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (14,607,833)                 191,533                 (364,552)
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (53,899,508)              (2,789,549)                (756,479)
                                    --------------            -------------            -------------
  Net gain (loss) on
   investments                         (68,507,341)              (2,598,016)              (1,121,031)
                                    --------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $15,033,802              $(4,078,004)               $(584,883)
                                    ==============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        FRANKLIN                 FRANKLIN
                                     SMALL-MID CAP               SMALL CAP
                                         GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                 $542,649
                                     --------------            -------------
EXPENSES:
 Administrative charges                    (480,910)                      --
 Mortality and expense risk
  charges                                (4,953,864)              (1,422,026)
                                     --------------            -------------
  Total expenses                         (5,434,774)              (1,422,026)
                                     --------------            -------------
  Net investment income (loss)           (5,434,774)                (879,377)
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   9,524,426                3,766,760
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (22,165,464)              (7,931,383)
                                     --------------            -------------
  Net gain (loss) on
   investments                          (12,641,038)              (4,164,623)
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(18,075,812)             $(5,044,000)
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                           TEMPLETON
                                      STRATEGIC                                           DEVELOPING
                                        INCOME                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $56,550,878               $25,277,179                $2,445,799
                                    --------------            --------------            --------------
EXPENSES:
 Administrative charges                 (1,276,543)               (1,717,886)                 (300,226)
 Mortality and expense risk
  charges                              (15,002,972)              (17,292,453)               (3,361,263)
                                    --------------            --------------            --------------
  Total expenses                       (16,279,515)              (19,010,339)               (3,661,489)
                                    --------------            --------------            --------------
  Net investment income
   (loss)                               40,271,363                 6,266,840                (1,215,690)
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,412,307                (1,282,132)                 (412,927)
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (38,831,976)              (32,489,682)              (33,318,971)
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         (31,419,669)              (33,771,814)              (33,731,898)
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $8,851,694              $(27,504,974)             $(34,947,588)
                                    ==============            ==============            ==============


                                      TEMPLETON                 TEMPLETON                   MUTUAL
                                       FOREIGN                    GROWTH               GLOBAL DISCOVERY
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,862,516                $7,126,466               $12,843,162
                                    --------------            --------------            --------------
EXPENSES:
 Administrative charges                   (640,134)                 (838,060)                 (796,934)
 Mortality and expense risk
  charges                               (6,701,391)               (8,358,108)               (9,000,393)
                                    --------------            --------------            --------------
  Total expenses                        (7,341,525)               (9,196,168)               (9,797,327)
                                    --------------            --------------            --------------
  Net investment income
   (loss)                                 (479,009)               (2,069,702)                3,045,835
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    513,042               (21,142,516)                  515,071
 Net realized gain on
  distributions                                 --                        --                11,850,565
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (45,816,906)              (18,594,467)              (41,882,141)
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         (45,303,864)              (39,736,983)              (29,516,505)
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(45,782,873)             $(41,806,685)             $(26,470,670)
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      FRANKLIN               FRANKLIN
                                      FLEX CAP               LARGE CAP
                                       GROWTH                  VALUE
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --               $352,295
                                     -----------            -----------
EXPENSES:
 Administrative charges                 (101,261)               (52,363)
 Mortality and expense risk
  charges                               (970,556)              (459,757)
                                     -----------            -----------
  Total expenses                      (1,071,817)              (512,120)
                                     -----------            -----------
  Net investment income (loss)        (1,071,817)              (159,825)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  151,736                (74,350)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (3,314,274)            (1,788,522)
                                     -----------            -----------
  Net gain (loss) on
   investments                        (3,162,538)            (1,862,872)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(4,234,355)           $(2,022,697)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             HARTFORD
                                     TEMPLETON             HARTFORD           TOTAL
                                    GLOBAL BOND            ADVISERS        RETURN BOND
                                  SECURITIES FUND          HLS FUND          HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $7,767,642             $262,314         $1,639,279
                                    -----------            ---------       ------------
EXPENSES:
 Administrative charges                      --                   --                 --
 Mortality and expense risk
  charges                            (2,230,028)            (226,976)       (10,830,327)
                                    -----------            ---------       ------------
  Total expenses                     (2,230,028)            (226,976)       (10,830,327)
                                    -----------            ---------       ------------
  Net investment income
   (loss)                             5,537,614               35,338         (9,191,048)
                                    -----------            ---------       ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (266,832)             (34,976)         4,128,322
 Net realized gain on
  distributions                         918,991                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (9,900,691)              25,890         45,362,542
                                    -----------            ---------       ------------
  Net gain (loss) on
   investments                       (9,248,532)              (9,086)        49,490,864
                                    -----------            ---------       ------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(3,710,918)             $26,252        $40,299,816
                                    ===========            =========       ============

                                 HARTFORD           HARTFORD
                                  CAPITAL           DIVIDEND              HARTFORD
                               APPRECIATION        AND GROWTH          GLOBAL RESEARCH
                                 HLS FUND           HLS FUND              HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $5,963,124       $10,037,287                 $121
                               -------------       -----------            ---------
EXPENSES:
 Administrative charges                   --                --                   --
 Mortality and expense risk
  charges                        (10,884,580)       (6,930,880)             (12,008)
                               -------------       -----------            ---------
  Total expenses                 (10,884,580)       (6,930,880)             (12,008)
                               -------------       -----------            ---------
  Net investment income
   (loss)                         (4,921,456)        3,106,407              (11,887)
                               -------------       -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           13,579,751         5,039,471               24,860
 Net realized gain on
  distributions                           --                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year   (104,516,112)       (8,318,674)            (113,407)
                               -------------       -----------            ---------
  Net gain (loss) on
   investments                   (90,936,361)       (3,279,203)             (88,547)
                               -------------       -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                   $(95,857,817)        $(172,796)           $(100,434)
                               =============       ===========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                         HARTFORD
                                      HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH         EQUITY
                                      HLS FUND           HLS FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $744          $1,174,026
                                     -----------       -------------
EXPENSES:
 Administrative charges                       --                  --
 Mortality and expense risk
  charges                                (30,703)         (1,521,227)
                                     -----------       -------------
  Total expenses                         (30,703)         (1,521,227)
                                     -----------       -------------
  Net investment income (loss)           (29,959)           (347,201)
                                     -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      497           2,024,048
 Net realized gain on
  distributions                               --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (319,455)         (1,709,247)
                                     -----------       -------------
  Net gain (loss) on
   investments                          (318,958)            314,801
                                     -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(348,917)           $(32,400)
                                     ===========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                 HARTFORD              GROWTH             HARTFORD
                                  GROWTH           OPPORTUNITIES         HIGH YIELD
                                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $39,421                 $ --          $4,809,655
                               -------------       --------------       -------------
EXPENSES:
 Administrative charges                   --                   --                  --
 Mortality and expense risk
  charges                           (319,664)          (2,400,829)           (892,587)
                               -------------       --------------       -------------
  Total expenses                    (319,664)          (2,400,829)           (892,587)
                               -------------       --------------       -------------
  Net investment income
   (loss)                           (280,243)          (2,400,829)          3,917,068
                               -------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              736,496            5,223,251             791,593
 Net realized gain on
  distributions                           --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,923)         (18,176,369)         (3,196,509)
                               -------------       --------------       -------------
  Net gain (loss) on
   investments                    (2,012,427)         (12,953,118)         (2,404,916)
                               -------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(2,292,670)        $(15,353,947)         $1,512,152
                               =============       ==============       =============

                                                           HARTFORD                 HARTFORD
                                    HARTFORD             INTERNATIONAL            SMALL/MID CAP
                                      INDEX              OPPORTUNITIES               EQUITY
                                    HLS FUND               HLS FUND                 HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,830                  $14,960                     $ --
                                    ---------            -------------            -------------
EXPENSES:
 Administrative charges                    --                       --                       --
 Mortality and expense risk
  charges                              (2,278)                (509,736)                (179,296)
                                    ---------            -------------            -------------
  Total expenses                       (2,278)                (509,736)                (179,296)
                                    ---------            -------------            -------------
  Net investment income
   (loss)                              12,552                 (494,776)                (179,296)
                                    ---------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,641                 (142,771)                 193,114
 Net realized gain on
  distributions                            --                       --                  779,890
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,380               (4,727,540)              (1,184,840)
                                    ---------            -------------            -------------
  Net gain (loss) on
   investments                         12,021               (4,870,311)                (211,836)
                                    ---------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $24,573              $(5,365,087)               $(391,132)
                                    =========            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                  HARTFORD               HARTFORD
                                MONEY MARKET           SMALL COMPANY
                                  HLS FUND               HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                   $ --
                                ------------            -----------
EXPENSES:
 Administrative charges           (1,050,784)                    --
 Mortality and expense risk
  charges                        (12,235,872)              (232,100)
                                ------------            -----------
  Total expenses                 (13,286,656)              (232,100)
                                ------------            -----------
  Net investment income (loss)   (13,286,656)              (232,100)
                                ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                423,173
 Net realized gain on
  distributions                           --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             --             (1,208,563)
                                ------------            -----------
  Net gain (loss) on
   investments                            --               (785,390)
                                ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                   $(13,286,656)           $(1,017,490)
                                ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               HARTFORD
                                    HARTFORD             HARTFORD          U.S. GOVERNMENT
                                 SMALLCAP GROWTH           STOCK              SECURITIES
                                    HLS FUND             HLS FUND              HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --              $25,763            $1,431,452
                                    ---------            ---------            ----------
EXPENSES:
 Administrative charges                    --                   --                    --
 Mortality and expense risk
  charges                            (165,927)             (32,999)             (791,076)
                                    ---------            ---------            ----------
  Total expenses                     (165,927)             (32,999)             (791,076)
                                    ---------            ---------            ----------
  Net investment income
   (loss)                            (165,927)              (7,236)              640,376
                                    ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                48,499              109,506              (136,113)
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (252,751)            (164,467)              921,734
                                    ---------            ---------            ----------
  Net gain (loss) on
   investments                       (204,252)             (54,961)              785,621
                                    ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(370,179)            $(62,197)           $1,425,997
                                    =========            =========            ==========

                                                                           AMERICAN FUNDS
                                                                              BLUE CHIP
                                    HARTFORD          AMERICAN FUNDS         INCOME AND
                                      VALUE          ASSET ALLOCATION          GROWTH
                                    HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $406,121             $682,357               $6,338
                                    ---------            ---------            ---------
EXPENSES:
 Administrative charges                    --                   --                   --
 Mortality and expense risk
  charges                            (335,171)            (828,789)            (445,539)
                                    ---------            ---------            ---------
  Total expenses                     (335,171)            (828,789)            (445,539)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                              70,950             (146,432)            (439,201)
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               188,610              274,783              418,107
 Net realized gain on
  distributions                            --                3,757                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (916,386)            (594,665)            (693,264)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                       (727,776)            (316,125)            (275,157)
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(656,826)           $(462,557)           $(714,358)
                                    =========            =========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS         AMERICAN FUNDS
                                         BOND                GLOBAL BOND
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,494,102               $861,834
                                     ------------            -----------
EXPENSES:
 Administrative charges                        --                     --
 Mortality and expense risk
  charges                              (2,658,312)              (607,748)
                                     ------------            -----------
  Total expenses                       (2,658,312)              (607,748)
                                     ------------            -----------
  Net investment income (loss)          1,835,790                254,086
                                     ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   584,124                 36,159
 Net realized gain on
  distributions                            50,004                283,180
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,380,897                206,607
                                     ------------            -----------
  Net gain (loss) on
   investments                          5,015,025                525,946
                                     ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,850,815               $780,032
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS                                     AMERICAN FUNDS
                                    GLOBAL GROWTH           AMERICAN FUNDS             GLOBAL SMALL
                                     AND INCOME              GLOBAL GROWTH            CAPITALIZATION
                                      HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,614,344                 $315,450                  $718,979
                                    -------------            -------------            --------------
EXPENSES:
 Administrative charges                        --                       --                        --
 Mortality and expense risk
  charges                              (1,195,532)                (486,241)                 (882,289)
                                    -------------            -------------            --------------
  Total expenses                       (1,195,532)                (486,241)                 (882,289)
                                    -------------            -------------            --------------
  Net investment income
   (loss)                                 418,812                 (170,791)                 (163,310)
                                    -------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,736,492                  420,617                 1,824,422
 Net realized gain on
  distributions                                --                       --                   298,956
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (7,156,229)              (3,339,884)              (13,735,953)
                                    -------------            -------------            --------------
  Net gain (loss) on
   investments                         (5,419,737)              (2,919,267)              (11,612,575)
                                    -------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(5,000,925)             $(3,090,058)             $(11,775,885)
                                    =============            =============            ==============


                                   AMERICAN FUNDS          AMERICAN FUNDS            AMERICAN FUNDS
                                       GROWTH               GROWTH-INCOME            INTERNATIONAL
                                      HLS FUND                HLS FUND                  HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $8,009                   $1,681                $3,113,685
                                    ------------            -------------            --------------
EXPENSES:
 Administrative charges                       --                       --                        --
 Mortality and expense risk
  charges                             (4,509,911)              (2,352,198)               (2,940,764)
                                    ------------            -------------            --------------
  Total expenses                      (4,509,911)              (2,352,198)               (2,940,764)
                                    ------------            -------------            --------------
  Net investment income
   (loss)                             (4,501,902)              (2,350,517)                  172,921
                                    ------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                7,894,989                2,770,869                 1,153,178
 Net realized gain on
  distributions                               --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (19,542,725)              (5,832,488)              (30,943,529)
                                    ------------            -------------            --------------
  Net gain (loss) on
   investments                       (11,647,736)              (3,061,619)              (29,790,351)
                                    ------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(16,149,638)             $(5,412,136)             $(29,617,430)
                                    ============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                HARTFORD
                                     AMERICAN FUNDS             PORTFOLIO
                                       NEW WORLD               DIVERSIFIER
                                        HLS FUND                HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (I)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $670,604               $120,459
                                     --------------            -----------
EXPENSES:
 Administrative charges                          --                     --
 Mortality and expense risk
  charges                                  (888,374)               (56,827)
                                     --------------            -----------
  Total expenses                           (888,374)               (56,827)
                                     --------------            -----------
  Net investment income (loss)             (217,770)                63,632
                                     --------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1,799,969                 (6,873)
 Net realized gain on
  distributions                                  --                 65,503
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10,240,951)              (493,157)
                                     --------------            -----------
  Net gain (loss) on
   investments                           (8,440,982)              (434,527)
                                     --------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(8,658,752)             $(370,895)
                                     ==============            ===========

(i)  Funded as of June 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT            LORD ABBETT             LORD ABBETT
                                    FUNDAMENTAL         CAPITAL STRUCTURE        BOND DEBENTURE
                                    EQUITY FUND               FUND                    FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,434               $442,517               $4,481,441
                                    -----------            -----------            -------------
EXPENSES:
 Administrative charges                      --                     --                       --
 Mortality and expense risk
  charges                                (8,832)              (224,105)              (1,245,008)
                                    -----------            -----------            -------------
  Total expenses                         (8,832)              (224,105)              (1,245,008)
                                    -----------            -----------            -------------
  Net investment income
   (loss)                                (3,398)               218,412                3,236,433
                                    -----------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,152                110,790                  198,640
 Net realized gain on
  distributions                          88,300                     --                  559,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (121,882)              (501,537)              (1,941,258)
                                    -----------            -----------            -------------
  Net gain (loss) on
   investments                          (31,430)              (390,747)              (1,183,282)
                                    -----------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(34,828)             $(172,335)              $2,053,151
                                    ===========            ===========            =============

                                LORD ABBETT
                                GROWTH AND
                                  INCOME                 MFS CORE          MFS GROWTH
                                   FUND                EQUITY SERIES         SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $98,888               $190,093             $95,135
                               -------------            -----------       -------------
EXPENSES:
 Administrative charges                   --                (32,502)            (89,767)
 Mortality and expense risk
  charges                           (212,456)              (308,362)           (969,306)
                               -------------            -----------       -------------
  Total expenses                    (212,456)              (340,864)         (1,059,073)
                               -------------            -----------       -------------
  Net investment income
   (loss)                           (113,568)              (150,771)           (963,938)
                               -------------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              394,283               (711,907)             37,345
 Net realized gain on
  distributions                           --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,390,001)               390,166            (564,338)
                               -------------            -----------       -------------
  Net gain (loss) on
   investments                      (995,718)              (321,741)           (526,993)
                               -------------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(1,109,286)             $(472,512)        $(1,490,931)
                               =============            ===========       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS GLOBAL            MFS HIGH
                                EQUITY SERIES       INCOME SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $187,619          $19,282,232
                                -------------       --------------
EXPENSES:
 Administrative charges               (37,986)            (392,731)
 Mortality and expense risk
  charges                            (373,016)          (3,883,845)
                                -------------       --------------
  Total expenses                     (411,002)          (4,276,576)
                                -------------       --------------
  Net investment income (loss)       (223,383)          15,005,656
                                -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               137,504           12,005,788
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,342,036)         (21,660,302)
                                -------------       --------------
  Net gain (loss) on
   investments                     (1,204,532)          (9,654,514)
                                -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(1,427,915)          $5,351,142
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MFS INVESTORS
                                      GROWTH          MFS INVESTORS              MFS MID CAP
                                   STOCK SERIES        TRUST SERIES             GROWTH SERIES
                                    SUB-ACCOUNT        SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $254,606           $2,859,162                     $ --
                                    -----------       --------------            -------------
EXPENSES:
 Administrative charges                 (80,195)            (535,730)                (137,892)
 Mortality and expense risk
  charges                              (777,655)          (5,296,591)              (1,372,854)
                                    -----------       --------------            -------------
  Total expenses                       (857,850)          (5,832,321)              (1,510,746)
                                    -----------       --------------            -------------
  Net investment income
   (loss)                              (603,244)          (2,973,159)              (1,510,746)
                                    -----------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 247,171            4,427,683                5,546,286
 Net realized gain on
  distributions                              --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (314,212)         (12,254,184)              (9,391,929)
                                    -----------       --------------            -------------
  Net gain (loss) on
   investments                          (67,041)          (7,826,501)              (3,845,643)
                                    -----------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(670,285)        $(10,799,660)             $(5,356,389)
                                    ===========       ==============            =============


                                       MFS NEW             MFS TOTAL            MFS VALUE
                                   DISCOVERY SERIES      RETURN SERIES           SERIES
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --          $24,803,643          $4,897,352
                                    --------------       --------------       -------------
EXPENSES:
 Administrative charges                   (439,148)          (1,571,903)           (335,602)
 Mortality and expense risk
  charges                               (4,410,914)         (15,441,721)         (5,427,373)
                                    --------------       --------------       -------------
  Total expenses                        (4,850,062)         (17,013,624)         (5,762,975)
                                    --------------       --------------       -------------
  Net investment income
   (loss)                               (4,850,062)           7,790,019            (865,623)
                                    --------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  9,334,050           (8,367,741)         (1,110,840)
 Net realized gain on
  distributions                         29,235,853                   --           1,405,005
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (60,613,120)           1,795,022          (5,310,603)
                                    --------------       --------------       -------------
  Net gain (loss) on
   investments                         (22,043,217)          (6,572,719)         (5,016,438)
                                    --------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(26,893,279)          $1,217,300         $(5,882,061)
                                    ==============       ==============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    MFS RESEARCH           MFS RESEARCH
                                     BOND SERIES       INTERNATIONAL SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $8,831,820             $1,009,096
                                     -----------            -----------
EXPENSES:
 Administrative charges                 (439,547)               (93,278)
 Mortality and expense risk
  charges                             (5,241,160)              (834,883)
                                     -----------            -----------
  Total expenses                      (5,680,707)              (928,161)
                                     -----------            -----------
  Net investment income (loss)         3,151,113                 80,935
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                4,445,717             (1,119,986)
 Net realized gain on
  distributions                        3,839,366                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,265,544             (5,315,521)
                                     -----------            -----------
  Net gain (loss) on
   investments                        12,550,627             (6,435,507)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $15,701,740            $(6,354,572)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          BLACKROCK                BLACKROCK
                                  MFS RESEARCH              GLOBAL                   GLOBAL
                                     SERIES          ALLOCATION V.I. FUND   OPPORTUNITIES V.I. FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (J)            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $309,908              $13,288                    $5,808
                                    ---------              -------                  --------
EXPENSES:
 Administrative charges               (63,293)                  --                    (1,017)
 Mortality and expense risk
  charges                            (403,225)              (1,503)                  (10,953)
                                    ---------              -------                  --------
  Total expenses                     (466,518)              (1,503)                  (11,970)
                                    ---------              -------                  --------
  Net investment income
   (loss)                            (156,610)              11,785                    (6,162)
                                    ---------              -------                  --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               394,268                  (20)                   49,839
 Net realized gain on
  distributions                            --               12,420                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (524,933)             (29,455)                 (124,568)
                                    ---------              -------                  --------
  Net gain (loss) on
   investments                       (130,665)             (17,055)                  (74,729)
                                    ---------              -------                  --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(287,275)             $(5,270)                 $(80,891)
                                    =========              =======                  ========

                                   BLACKROCK           BLACKROCK       UIF MID CAP
                                   LARGE CAP            EQUITY           GROWTH
                               GROWTH V.I. FUND   DIVIDEND V.I. FUND    PORTFOLIO
                                  SUB-ACCOUNT       SUB-ACCOUNT (K)    SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $10,407              $9,941            $69,059
                                    -------             -------        -----------
EXPENSES:
 Administrative charges              (1,997)                 --                 --
 Mortality and expense risk
  charges                           (22,622)             (1,652)          (428,984)
                                    -------             -------        -----------
  Total expenses                    (24,619)             (1,652)          (428,984)
                                    -------             -------        -----------
  Net investment income
   (loss)                           (14,212)              8,289           (359,925)
                                    -------             -------        -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              95,498                 912          1,903,991
 Net realized gain on
  distributions                       2,699               9,285             11,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (56,665)             29,403         (3,731,190)
                                    -------             -------        -----------
  Net gain (loss) on
   investments                       41,532              39,600         (1,815,563)
                                    -------             -------        -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $27,320             $47,889        $(2,175,488)
                                    =======             =======        ===========

(j)  Funded as of July 20, 2011.

(k) Funded as of July 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.         MORGAN STANLEY
                                        MID CAP              FOCUS GROWTH
                                      VALUE FUND               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $97,747                    $ --
                                      -----------             -----------
EXPENSES:
 Administrative charges                        --                  (2,458)
 Mortality and expense risk
  charges                                (231,497)                (18,372)
                                      -----------             -----------
  Total expenses                         (231,497)                (20,830)
                                      -----------             -----------
  Net investment income (loss)           (133,750)                (20,830)
                                      -----------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   221,015                  11,824
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (253,011)                (98,216)
                                      -----------             -----------
  Net gain (loss) on
   investments                            (31,996)                (86,392)
                                      -----------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(165,746)              $(107,222)
                                      ===========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY         MORGAN STANLEY
                                     MULTI CAP               MID CAP           MORGAN STANLEY
                                      GROWTH                 GROWTH            FLEXIBLE INCOME
                                     PORTFOLIO              PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (L)          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $1,344              $55,048
                                    -----------            -----------            ---------
EXPENSES:
 Administrative charges                  (5,813)                (1,956)              (1,699)
 Mortality and expense risk
  charges                               (43,776)               (14,857)             (12,063)
                                    -----------            -----------            ---------
  Total expenses                        (49,589)               (16,813)             (13,762)
                                    -----------            -----------            ---------
  Net investment income
   (loss)                               (49,589)               (15,469)              41,286
                                    -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 120,232                 (5,059)              (4,368)
 Net realized gain on
  distributions                              --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (312,301)               (84,259)             (18,029)
                                    -----------            -----------            ---------
  Net gain (loss) on
   investments                         (192,069)               (89,318)             (22,397)
                                    -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(241,658)             $(104,787)             $18,889
                                    ===========            ===========            =========

                                                               OPPENHEIMER
                                       BLACKROCK                 CAPITAL               OPPENHEIMER
                                        CAPITAL               APPRECIATION          GLOBAL SECURITIES
                                APPRECIATION V.I. FUND           FUND/VA                 FUND/VA
                                    SUB-ACCOUNT (K)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,602                    $2,973                 $329,946
                                       ---------               -----------            -------------
EXPENSES:
 Administrative charges                       --                        --                       --
 Mortality and expense risk
  charges                                 (1,434)                  (47,095)                (506,994)
                                       ---------               -----------            -------------
  Total expenses                          (1,434)                  (47,095)                (506,994)
                                       ---------               -----------            -------------
  Net investment income
   (loss)                                  2,168                   (44,122)                (177,048)
                                       ---------               -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      156                    81,329                  257,297
 Net realized gain on
  distributions                           31,579                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (46,499)                 (109,578)              (3,463,672)
                                       ---------               -----------            -------------
  Net gain (loss) on
   investments                           (14,764)                  (28,249)              (3,206,375)
                                       ---------               -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(12,596)                 $(72,371)             $(3,383,423)
                                       =========               ===========            =============

(k) Funded as of July 1, 2011.

(l) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                         OPPENHEIMER
                                   OPPENHEIMER           MAIN STREET
                                   MAIN STREET        SMALL- & MID-CAP
                                     FUND/VA               FUND/VA
                                   SUB-ACCOUNT         SUB-ACCOUNT (M)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,775               $119,019
                                     --------            -----------
EXPENSES:
 Administrative charges                    --                     --
 Mortality and expense risk
  charges                             (44,422)              (461,779)
                                     --------            -----------
  Total expenses                      (44,422)              (461,779)
                                     --------            -----------
  Net investment income (loss)        (28,647)              (342,760)
                                     --------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (7,159)             1,736,315
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (26,810)            (2,211,536)
                                     --------            -----------
  Net gain (loss) on
   investments                        (33,969)              (475,221)
                                     --------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(62,616)             $(817,981)
                                     ========            ===========

(m) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER       PUTNAM VT              PUTNAM VT
                                      VALUE         DIVERSIFIED           GLOBAL ASSET
                                     FUND/VA        INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,012        $10,023,176             $326,516
                                    ---------       ------------            ---------
EXPENSES:
 Administrative charges                    --                 --                   --
 Mortality and expense risk
  charges                             (27,454)        (1,592,895)            (115,057)
                                    ---------       ------------            ---------
  Total expenses                      (27,454)        (1,592,895)            (115,057)
                                    ---------       ------------            ---------
  Net investment income
   (loss)                             (12,442)         8,430,281              211,459
                                    ---------       ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 9,204           (521,192)              37,508
 Net realized gain on
  distributions                            --                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (110,937)       (12,259,471)            (376,047)
                                    ---------       ------------            ---------
  Net gain (loss) on
   investments                       (101,733)       (12,780,663)            (338,539)
                                    ---------       ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(114,175)       $(4,350,382)           $(127,080)
                                    =========       ============            =========

                                    PUTNAM VT            PUTNAM VT
                                  INTERNATIONAL        INTERNATIONAL         PUTNAM VT
                                   VALUE FUND           EQUITY FUND       INVESTORS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $35,258              $50,749              $652
                                    ---------            ---------            ------
EXPENSES:
 Administrative charges                    --                   --                --
 Mortality and expense risk
  charges                             (22,018)             (25,706)             (300)
                                    ---------            ---------            ------
  Total expenses                      (22,018)             (25,706)             (300)
                                    ---------            ---------            ------
  Net investment income
   (loss)                              13,240               25,043               352
                                    ---------            ---------            ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   958               10,951              (585)
 Net realized gain on
  distributions                            --                   --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (230,058)            (316,512)              256
                                    ---------            ---------            ------
  Net gain (loss) on
   investments                       (229,100)            (305,561)             (329)
                                    ---------            ---------            ------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(215,860)           $(280,518)              $23
                                    =========            =========            ======

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                      SMALL CAP              PUTNAM VT
                                     VALUE FUND            VOYAGER FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $13,327                   $ --
                                     -----------            -----------
EXPENSES:
 Administrative charges                       --                     --
 Mortality and expense risk
  charges                                (46,788)                (8,210)
                                     -----------            -----------
  Total expenses                         (46,788)                (8,210)
                                     -----------            -----------
  Net investment income (loss)           (33,461)                (8,210)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (97,450)                (3,918)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (208,258)              (202,876)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (305,708)              (206,794)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(339,169)             $(215,004)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT              PIMCO                 PIMCO
                                     EQUITY              ALL ASSET           EQS PATHFINDER
                                   INCOME FUND              FUND                  FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (N)       SUB-ACCOUNT (K)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $9,609               $9,095                  $400
                                    ---------             --------              --------
EXPENSES:
 Administrative charges                    --                   --                    --
 Mortality and expense risk
  charges                              (5,057)                (784)               (1,219)
                                    ---------             --------              --------
  Total expenses                       (5,057)                (784)               (1,219)
                                    ---------             --------              --------
  Net investment income
   (loss)                               4,552                8,311                  (819)
                                    ---------             --------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,126                   (2)                  221
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (13,301)              (8,102)                3,227
                                    ---------             --------              --------
  Net gain (loss) on
   investments                        (11,175)              (8,104)                3,448
                                    ---------             --------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(6,623)                $207                $2,629
                                    =========             ========              ========

                                      PIMCO
                                      GLOBAL           JENNISON 20/20
                                   MULTI-ASSET              FOCUS
                                       FUND               PORTFOLIO
                                 SUB-ACCOUNT (O)         SUB-ACCOUNT
-----------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                               $661                  $ --
                                     --------             ---------
EXPENSES:
 Administrative charges                    --                  (736)
 Mortality and expense risk
  charges                                (799)               (8,361)
                                     --------             ---------
  Total expenses                         (799)               (9,097)
                                     --------             ---------
  Net investment income
   (loss)                                (138)               (9,097)
                                     --------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (4)               20,934
 Net realized gain on
  distributions                         1,662                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (7,877)              (41,382)
                                     --------             ---------
  Net gain (loss) on
   investments                         (6,219)              (20,448)
                                     --------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(6,357)             $(29,545)
                                     ========             =========

(k) Funded as of July 1, 2011.

(n) Funded as of July 18, 2011.

(o) Funded as of July 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        PRUDENTIAL
                                     JENNISON              VALUE
                                    PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $1,647
                                     --------            ---------
EXPENSES:
 Administrative charges                  (125)                  --
 Mortality and expense risk
  charges                              (1,703)              (5,923)
                                     --------            ---------
  Total expenses                       (1,828)              (5,923)
                                     --------            ---------
  Net investment income (loss)         (1,828)              (4,276)
                                     --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,829               11,152
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (4,210)             (28,533)
                                     --------            ---------
  Net gain (loss) on
   investments                         (1,381)             (17,381)
                                     --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(3,209)            $(21,657)
                                     ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PRUDENTIAL              INVESCO
                                     SERIES            VAN KAMPEN V.I.             INVESCO
                                 INTERNATIONAL           GROWTH AND            VAN KAMPEN V.I.
                                     GROWTH              INCOME FUND            COMSTOCK FUND
                                SUB-ACCOUNT (P)          SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $150                 $514,249                $40,414
                                    --------            -------------            -----------
EXPENSES:
 Administrative charges                   --                  (19,223)                (5,880)
 Mortality and expense risk
  charges                               (703)                (589,647)               (44,231)
                                    --------            -------------            -----------
  Total expenses                        (703)                (608,870)               (50,111)
                                    --------            -------------            -----------
  Net investment income
   (loss)                               (553)                 (94,621)                (9,697)
                                    --------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (47)               1,050,830                (66,204)
 Net realized gain on
  distributions                           --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (5,815)              (2,259,436)               (28,764)
                                    --------            -------------            -----------
  Net gain (loss) on
   investments                        (5,862)              (1,208,606)               (94,968)
                                    --------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(6,415)             $(1,303,227)             $(104,665)
                                    ========            =============            ===========

                                       INVESCO               WELLS FARGO
                                   VAN KAMPEN V.I.          ADVANTAGE VT
                                       CAPITAL               INDEX ASSET
                                     GROWTH FUND           ALLOCATION FUND
                                  SUB-ACCOUNT (F)(Q)         SUB-ACCOUNT
-----------------------------  ---------------------------------------------
INVESTMENT INCOME:
 Dividends                                $117,167              $28,389
                                    --------------            ---------
EXPENSES:
 Administrative charges                    (34,131)                  --
 Mortality and expense risk
  charges                                 (910,394)             (18,880)
                                    --------------            ---------
  Total expenses                          (944,525)             (18,880)
                                    --------------            ---------
  Net investment income
   (loss)                                 (827,358)               9,509
                                    --------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6,854,635               (8,860)
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,128,714)              41,816
                                    --------------            ---------
  Net gain (loss) on
   investments                          (3,274,079)              32,956
                                    --------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(4,101,437)             $42,465
                                    ==============            =========

(f)  Funded as of April 29, 2011.

(p) Funded as of January 12, 2011.

(q) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN           INTRINSIC
                                     BOND FUND           VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $171,709              $16,331
                                     ---------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                             (120,236)             (54,212)
                                     ---------            ---------
  Total expenses                      (120,236)             (54,212)
                                     ---------            ---------
  Net investment income (loss)          51,473              (37,881)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 36,823               49,765
 Net realized gain on
  distributions                        257,841                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           47,468             (113,622)
                                     ---------            ---------
  Net gain (loss) on
   investments                         342,132              (63,857)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $393,605            $(101,738)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT         WELLS FARGO
                                  INTERNATIONAL          SMALL CAP          ADVANTAGE VT
                                   EQUITY FUND          GROWTH FUND        DISCOVERY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,008                 $ --                $ --
                                    ---------            ---------            --------
EXPENSES:
 Administrative charges                    --                   --                  --
 Mortality and expense risk
  charges                             (30,361)             (51,067)            (35,157)
                                    ---------            ---------            --------
  Total expenses                      (30,361)             (51,067)            (35,157)
                                    ---------            ---------            --------
  Net investment income
   (loss)                             (25,353)             (51,067)            (35,157)
                                    ---------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                38,714              (63,668)             44,111
 Net realized gain on
  distributions                        73,308                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (318,820)             (60,331)            (33,706)
                                    ---------            ---------            --------
  Net gain (loss) on
   investments                       (206,798)            (123,999)             10,405
                                    ---------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(232,151)           $(175,066)           $(24,752)
                                    =========            =========            ========

                                  WELLS FARGO
                                  ADVANTAGE VT         WELLS FARGO
                                   SMALL CAP           ADVANTAGE VT
                                   VALUE FUND        OPPORTUNITY FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (R)
-----------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                            $3,656               $1,020
                                    --------             --------
EXPENSES:
 Administrative charges                   --                   --
 Mortality and expense risk
  charges                             (9,164)              (6,527)
                                    --------             --------
  Total expenses                      (9,164)              (6,527)
                                    --------             --------
  Net investment income
   (loss)                             (5,508)              (5,507)
                                    --------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               28,282              (18,419)
 Net realized gain on
  distributions                           --               19,870
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (76,232)             (24,489)
                                    --------             --------
  Net gain (loss) on
   investments                       (47,950)             (23,038)
                                    --------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(53,458)            $(28,545)
                                    ========             ========

(r) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       VALUE FUND               GROWTH FUND
                                    SUB-ACCOUNT (A)           SUB-ACCOUNT (B)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $2,983                   $ --
 Net realized gain (loss) on
  security transactions                      1,134                     --
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               49,112                     (3)
                                      ------------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                                53,229                     (3)
                                      ------------                -------
UNIT TRANSACTIONS:
 Purchases                                 945,396                  1,000
 Net transfers                             232,514                     --
 Surrenders for benefit
  payments and fees                         (7,018)                    --
 Other transactions                            399                      7
 Death benefits                                 --                     --
 Net annuity transactions                       --                     --
                                      ------------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,171,291                  1,007
                                      ------------                -------
 Net increase (decrease) in
  net assets                             1,224,520                  1,004
NET ASSETS:
 Beginning of year                              --                     --
                                      ------------                -------
 End of year                            $1,224,520                 $1,004
                                      ============                =======

(a)  Funded as of June 28, 2011.

(b) Funded as of December 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                  STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $205,930                   $925,054                  $(228,117)
 Net realized gain (loss) on
  security transactions                    441,944                    (69,227)                   355,468
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,034,707)                (9,074,106)                (1,966,440)
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,386,833)                (8,218,279)                (1,839,089)
                                     -------------              -------------              -------------
UNIT TRANSACTIONS:
 Purchases                               1,387,462                    405,982                    757,929
 Net transfers                             974,291                  3,829,518                 (3,190,768)
 Surrenders for benefit
  payments and fees                     (3,401,291)                (2,153,638)                (1,220,151)
 Other transactions                             80                        938                        (67)
 Death benefits                           (727,792)                  (394,527)                   (90,725)
 Net annuity transactions                       --                         --                         --
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,767,250)                 1,688,273                 (3,743,782)
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets                            (3,154,083)                (6,530,006)                (5,582,871)
NET ASSETS:
 Beginning of year                      34,349,623                 40,067,814                 21,610,686
                                     -------------              -------------              -------------
 End of year                           $31,195,540                $33,537,808                $16,027,815
                                     =============              =============              =============

                                                           ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                ALLIANCEBERNSTEIN VPS          INTERNATIONAL         BASIC VALUE
                                   VALUE PORTFOLIO           GROWTH PORTFOLIO            FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,128)                  $112,249             $(985,722)
 Net realized gain (loss) on
  security transactions                    15,248                     91,554            (4,970,512)
 Net realized gain on
  distributions                                --                         --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (49,586)                (1,969,717)            1,574,355
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (39,466)                (1,765,914)           (4,381,879)
                                     ------------              -------------        --------------
UNIT TRANSACTIONS:
 Purchases                                  9,132                     82,797               536,064
 Net transfers                            258,362                   (261,242)           (8,626,555)
 Surrenders for benefit
  payments and fees                      (104,596)                  (457,842)          (15,537,211)
 Other transactions                            --                       (157)                 (211)
 Death benefits                                --                     (9,055)           (1,514,558)
 Net annuity transactions                      --                    123,475               (16,772)
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       162,898                   (522,024)          (25,159,243)
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets                              123,432                 (2,287,938)          (29,541,122)
NET ASSETS:
 Beginning of year                      1,250,549                 10,584,364           107,250,371
                                     ------------              -------------        --------------
 End of year                           $1,373,981                 $8,296,426           $77,709,249
                                     ============              =============        ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO V.I.         INVESCO V.I.
                                        CAPITAL                CORE
                                   APPRECIATION FUND       EQUITY FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(804,190)         $(2,004,876)
 Net realized gain (loss) on
  security transactions                     171,174            6,423,564
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,537,979)          (6,376,719)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (4,170,995)          (1,958,031)
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  242,835            1,755,901
 Net transfers                           (1,532,555)         (14,586,290)
 Surrenders for benefit
  payments and fees                      (8,422,753)         (29,960,130)
 Other transactions                             216                 (273)
 Death benefits                            (695,459)          (3,071,985)
 Net annuity transactions                   (19,115)             (30,895)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (10,426,831)         (45,893,672)
                                     --------------       --------------
 Net increase (decrease) in
  net assets                            (14,597,826)         (47,851,703)
NET ASSETS:
 Beginning of year                       52,753,498          221,049,165
                                     --------------       --------------
 End of year                            $38,155,672         $173,197,462
                                     ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.                  INVESCO V.I.         INVESCO V.I.
                                     GOVERNMENT                  INTERNATIONAL         MID CAP CORE
                                  SECURITIES FUND                 GROWTH FUND          EQUITY FUND
                                    SUB-ACCOUNT                 SUB-ACCOUNT (C)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $12,143,323                 $(453,562)         $(3,726,396)
 Net realized gain (loss) on
  security transactions                     1,226,834                (2,095,686)           1,640,201
 Net realized gain on
  distributions                                    --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              25,910,095               (13,841,984)         (16,722,959)
                               ----------------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               39,280,252               (16,391,232)         (18,809,154)
                               ----------------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  4,893,447                 4,261,890            1,738,757
 Net transfers                             (5,270,198)                1,509,019           (2,823,979)
 Surrenders for benefit
  payments and fees                      (112,457,886)              (22,490,404)         (39,006,157)
 Other transactions                             4,302                     3,551                1,722
 Death benefits                           (13,787,045)               (2,898,257)          (2,932,521)
 Net annuity transactions                     (85,662)                  (18,499)               7,290
                               ----------------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (126,703,042)              (19,632,700)         (43,014,888)
                               ----------------------            --------------       --------------
 Net increase (decrease) in
  net assets                              (87,422,790)              (36,023,932)         (61,824,042)
NET ASSETS:
 Beginning of year                        717,515,209               220,789,936          264,180,937
                               ----------------------            --------------       --------------
 End of year                             $630,092,419              $184,766,004         $202,356,895
                               ======================            ==============       ==============

                                                                                  INVESCO V.I.
                                INVESCO V.I.             INVESCO V.I.             BALANCED RISK
                                 SMALL CAP                  CAPITAL                ALLOCATION
                                EQUITY FUND            DEVELOPMENT FUND               FUND
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT (D)(E)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,546,426)               $(630,063)                $232,175
 Net realized gain (loss) on
  security transactions               651,002               (1,537,025)                 250,439
 Net realized gain on
  distributions                            --                       --                1,641,579
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,813,077)              (2,841,893)              (1,286,082)
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (4,708,501)              (5,008,981)                 838,111
                               --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          2,169,275                  388,316                  478,680
 Net transfers                      6,438,512               26,192,426                3,034,480
 Surrenders for benefit
  payments and fees               (19,854,465)              (6,025,473)              (1,407,424)
 Other transactions                     2,767                     (429)                     142
 Death benefits                    (2,084,706)                (416,604)                      --
 Net annuity transactions              35,145                       --                       --
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,293,472)              20,138,236                2,105,878
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (18,001,973)              15,129,255                2,943,989
NET ASSETS:
 Beginning of year                147,413,717               10,244,351               14,033,562
                               --------------            -------------            -------------
 End of year                     $129,411,744              $25,373,606              $16,977,551
                               ==============            =============            =============

(c) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(d) Funded as of January 28, 2011.

(e) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.         AMERICAN CENTURY VP
                                       DIVIDEND                 MID CAP
                                     GROWTH FUND               VALUE FUND
                                  SUB-ACCOUNT (F)(G)        SUB-ACCOUNT (H)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $603                      $68
 Net realized gain (loss) on
  security transactions                  (15,621)                     166
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             11,299                    4,915
                                      ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (3,719)                   5,149
                                      ----------               ----------
UNIT TRANSACTIONS:
 Purchases                                    --                   96,188
 Net transfers                            14,662                     (473)
 Surrenders for benefit
  payments and fees                      (47,783)                      --
 Other transactions                           --                        2
 Death benefits                               --                       --
 Net annuity transactions                     --                       --
                                      ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (33,121)                  95,717
                                      ----------               ----------
 Net increase (decrease) in
  net assets                             (36,840)                 100,866
NET ASSETS:
 Beginning of year                       192,139                       --
                                      ----------               ----------
 End of year                            $155,299                 $100,866
                                      ==========               ==========

(f)  Funded as of April 29, 2011.

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(h) Funded as of July 13, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL             AMERICAN FUNDS
                                        GLOBAL             GROWTH AND               ASSET
                                      BOND FUND            INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,936,092            $4,634,855               $984,855
 Net realized gain (loss) on
  security transactions                  1,271,213           (15,205,296)            16,337,882
 Net realized gain on
  distributions                          1,536,506                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,471,131           (20,814,871)           (19,569,934)
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,214,942           (31,385,312)            (2,247,197)
                                    --------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                               2,268,712             3,236,679              5,113,601
 Net transfers                          31,558,425           (23,889,508)           (23,764,725)
 Surrenders for benefit
  payments and fees                    (44,348,619)          (59,143,963)          (160,235,474)
 Other transactions                         (2,866)               23,946                 16,229
 Death benefits                         (4,176,843)           (7,531,899)           (22,184,529)
 Net annuity transactions                    7,923               (34,716)               190,581
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,693,268)          (87,339,461)          (200,864,317)
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets                            (7,478,326)         (118,724,773)          (203,111,514)
NET ASSETS:
 Beginning of year                     297,836,946           553,565,519          1,263,710,519
                                    --------------       ---------------       ----------------
 End of year                          $290,358,620          $434,840,746         $1,060,599,005
                                    ==============       ===============       ================

                                    AMERICAN FUNDS
                                       BLUE CHIP                                 AMERICAN FUNDS
                                      INCOME AND           AMERICAN FUNDS            GLOBAL
                                      GROWTH FUND            BOND FUND             GROWTH FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(555,019)           $12,397,385           $(2,163,287)
 Net realized gain (loss) on
  security transactions                     404,068                (21,090)           14,868,690
 Net realized gain on
  distributions                                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (17,177,849)            31,346,797           (58,900,899)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (17,328,800)            43,723,092           (46,195,496)
                                    ---------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                4,279,184              6,752,348             2,320,360
 Net transfers                          (25,839,916)           (24,043,236)          (23,414,585)
 Surrenders for benefit
  payments and fees                     (94,604,325)          (156,560,878)          (63,000,156)
 Other transactions                           6,376                  2,582                11,215
 Death benefits                         (11,942,408)           (21,064,905)           (6,448,646)
 Net annuity transactions                   (58,788)                99,751               (45,192)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (128,159,877)          (194,814,338)          (90,577,004)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets                           (145,488,677)          (151,091,246)         (136,772,500)
NET ASSETS:
 Beginning of year                      767,672,843          1,132,938,306           521,075,931
                                    ---------------       ----------------       ---------------
 End of year                           $622,184,166           $981,847,060          $384,303,431
                                    ===============       ================       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                 AMERICAN FUNDS              AMERICAN FUNDS
                                  GROWTH FUND              GROWTH-INCOME FUND
                                  SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(29,659,083)                $(6,070,125)
 Net realized gain (loss) on
  security transactions               23,086,451                 (14,267,195)
 Net realized gain on
  distributions                               --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (127,214,556)                (60,410,497)
                                ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (133,787,188)                (80,747,817)
                                ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                            14,959,586                  16,129,282
 Net transfers                      (133,628,541)               (101,660,498)
 Surrenders for benefit
  payments and fees                 (346,371,261)               (317,149,817)
 Other transactions                       (4,810)                     30,830
 Death benefits                      (37,043,744)                (46,060,532)
 Net annuity transactions                  1,698                      89,988
                                ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (502,087,072)               (448,620,747)
                                ----------------            ----------------
 Net increase (decrease) in
  net assets                        (635,874,260)               (529,368,564)
NET ASSETS:
 Beginning of year                 2,782,581,930               2,698,200,188
                                ----------------            ----------------
 End of year                      $2,146,707,670              $2,168,831,624
                                ================            ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          AMERICAN FUNDS
                                    AMERICAN FUNDS             AMERICAN FUNDS              GLOBAL SMALL
                                  INTERNATIONAL FUND           NEW WORLD FUND           CAPITALIZATION FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(545,590)                 $(683,733)               $(1,446,581)
 Net realized gain (loss) on
  security transactions                   5,041,321                 12,984,227                  5,823,383
 Net realized gain on
  distributions                                  --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,400,406)               (72,315,464)               (72,665,172)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (108,904,675)               (60,014,970)               (68,288,370)
                                    ---------------            ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                4,358,794                  2,316,512                  2,002,350
 Net transfers                          (22,190,695)               (38,757,562)               (37,867,961)
 Surrenders for benefit
  payments and fees                     (95,067,513)               (53,838,101)               (47,596,729)
 Other transactions                         (16,464)                    (9,714)                    11,118
 Death benefits                          (9,991,168)                (4,329,005)                (3,154,046)
 Net annuity transactions                   (21,857)                    (2,609)                   (31,993)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (122,928,903)               (94,620,479)               (86,637,261)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets                           (231,833,578)              (154,635,449)              (154,925,631)
NET ASSETS:
 Beginning of year                      816,732,756                457,449,652                404,601,423
                                    ---------------            ---------------            ---------------
 End of year                           $584,899,178               $302,814,203               $249,675,792
                                    ===============            ===============            ===============

                                    WELLS FARGO
                                    ADVANTAGE VT            FIDELITY VIP       FIDELITY VIP
                                       OMEGA                   GROWTH           CONTRAFUND
                                    GROWTH FUND              PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,306)              $(128,099)          $(718,559)
 Net realized gain (loss) on
  security transactions                   75,177                  40,261           2,237,970
 Net realized gain on
  distributions                           15,894                  26,040                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (178,767)               (301,013)         (5,486,698)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (123,002)               (362,811)         (3,967,287)
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 4,109                  62,553           4,673,687
 Net transfers                           (66,422)              5,042,749          (1,142,951)
 Surrenders for benefit
  payments and fees                     (252,300)               (483,991)         (6,357,962)
 Other transactions                          206                     (50)              7,124
 Death benefits                          (36,808)                (18,598)           (583,349)
 Net annuity transactions                     --                      --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (351,215)              4,602,663          (3,403,451)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (474,217)              4,239,852          (7,370,738)
NET ASSETS:
 Beginning of year                     2,040,318               4,054,447          93,760,661
                                    ------------            ------------       -------------
 End of year                          $1,566,101              $8,294,299         $86,389,923
                                    ============            ============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 FIDELITY VIP             FIDELITY VIP
                                   MID CAP              VALUE STRATEGIES
                                  PORTFOLIO                 PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,419,448)                $(65,715)
 Net realized gain (loss) on
  security transactions              1,224,110                  272,727
 Net realized gain on
  distributions                        154,086                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (11,505,639)                (824,854)
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (11,546,891)                (617,842)
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           3,024,727                  144,340
 Net transfers                          12,909                 (784,696)
 Surrenders for benefit
  payments and fees                 (5,103,369)                (539,518)
 Other transactions                      6,130                       12
 Death benefits                       (934,304)                (101,437)
 Net annuity transactions                1,021                       --
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (2,992,886)              (1,281,299)
                                --------------            -------------
 Net increase (decrease) in
  net assets                       (14,539,777)              (1,899,141)
NET ASSETS:
 Beginning of year                  94,605,932                5,879,866
                                --------------            -------------
 End of year                       $80,066,155               $3,980,725
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP                                       FRANKLIN
                                  DYNAMIC CAPITAL           FIDELITY VIP                RISING
                                    APPRECIATION          STRATEGIC INCOME            DIVIDENDS
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(24,354)                $29,620               $(1,655,324)
 Net realized gain (loss) on
  security transactions                  160,089                   4,393                 2,643,191
 Net realized gain on
  distributions                               --                  16,511                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (178,905)                (31,673)               28,701,991
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (43,170)                 18,851                29,689,858
                                    ------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                (2,062)                612,400                 5,790,524
 Net transfers                           117,538                 104,213                21,645,114
 Surrenders for benefit
  payments and fees                     (246,855)                (20,073)              (94,989,857)
 Other transactions                           29                      (4)                    9,328
 Death benefits                           (6,680)                     --                (9,972,951)
 Net annuity transactions                     --                      --                   (20,894)
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (138,030)                696,536               (77,538,736)
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets                            (181,200)                715,387               (47,848,878)
NET ASSETS:
 Beginning of year                     1,867,629                 364,547               765,099,095
                                    ------------            ------------            --------------
 End of year                          $1,686,429              $1,079,934              $717,250,217
                                    ============            ============            ==============

                                                              FRANKLIN                 FRANKLIN
                                   FRANKLIN                  LARGE CAP                  GLOBAL
                                    INCOME                     GROWTH                 REAL ESTATE
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $83,541,143               $(1,479,988)                $536,148
 Net realized gain (loss) on
  security transactions             (14,607,833)                  191,533                 (364,552)
 Net realized gain on
  distributions                              --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (53,899,508)               (2,789,549)                (756,479)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         15,033,802                (4,078,004)                (584,883)
                               ----------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           14,152,302                   703,390                    5,272
 Net transfers                      (14,772,901)               (2,607,141)                (250,391)
 Surrenders for benefit
  payments and fees                (259,227,084)              (18,175,110)                (972,322)
 Other transactions                      16,622                      (314)                    (384)
 Death benefits                     (31,689,572)               (1,759,617)                 (98,371)
 Net annuity transactions              (161,343)                  (11,483)                   3,869
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (291,681,976)              (21,850,275)              (1,312,327)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets                       (276,648,174)              (25,928,279)              (1,897,210)
NET ASSETS:
 Beginning of year                2,187,102,744               136,454,998                9,241,856
                               ----------------            --------------            -------------
 End of year                     $1,910,454,570              $110,526,719               $7,344,646
                               ================            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        FRANKLIN                  FRANKLIN
                                     SMALL-MID CAP               SMALL CAP
                                         GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,434,774)                $(879,377)
 Net realized gain (loss) on
  security transactions                   9,524,426                 3,766,760
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (22,165,464)               (7,931,383)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (18,075,812)               (5,044,000)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,266,598                 1,584,929
 Net transfers                          (25,115,038)              (19,452,493)
 Surrenders for benefit
  payments and fees                     (43,940,697)               (9,684,569)
 Other transactions                          (2,110)                     (873)
 Death benefits                          (4,119,634)                 (800,357)
 Net annuity transactions                    72,535                    (7,685)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (70,838,346)              (28,361,048)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (88,914,158)              (33,405,048)
NET ASSETS:
 Beginning of year                      331,364,603               108,345,626
                                     --------------            --------------
 End of year                           $242,450,445               $74,940,578
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FRANKLIN                                         TEMPLETON
                                  STRATEGIC                                        DEVELOPING
                                   INCOME             MUTUAL SHARES                 MARKETS
                               SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $40,271,363             $6,266,840               $(1,215,690)
 Net realized gain (loss) on
  security transactions              7,412,307             (1,282,132)                 (412,927)
 Net realized gain on
  distributions                             --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (38,831,976)           (32,489,682)              (33,318,971)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         8,851,694            (27,504,974)              (34,947,588)
                               ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           8,229,241              9,139,131                 1,486,466
 Net transfers                      31,305,080            (41,265,109)              (27,657,316)
 Surrenders for benefit
  payments and fees               (135,721,466)          (140,230,581)              (27,565,307)
 Other transactions                      1,055                  7,243                    (1,972)
 Death benefits                    (12,881,302)           (17,235,586)               (1,866,055)
 Net annuity transactions               54,497                 62,817                       503
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (109,012,895)          (189,522,085)              (55,603,681)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets                      (100,161,201)          (217,027,059)              (90,551,269)
NET ASSETS:
 Beginning of year                 967,601,129          1,221,861,828               242,579,724
                               ---------------       ----------------            --------------
 End of year                      $867,439,928         $1,004,834,769              $152,028,455
                               ===============       ================            ==============


                                  TEMPLETON             TEMPLETON                   MUTUAL
                                   FOREIGN               GROWTH                GLOBAL DISCOVERY
                               SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(479,009)          $(2,069,702)                $3,045,835
 Net realized gain (loss) on
  security transactions                513,042           (21,142,516)                   515,071
 Net realized gain on
  distributions                             --                    --                 11,850,565
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (45,816,906)          (18,594,467)               (41,882,141)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (45,782,873)          (41,806,685)               (26,470,670)
                               ---------------       ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                           4,117,880             4,707,897                  5,552,442
 Net transfers                        (131,326)          (22,751,812)               (18,404,816)
 Surrenders for benefit
  payments and fees                (56,859,676)          (67,344,920)               (70,178,383)
 Other transactions                      3,886                  (284)                    10,329
 Death benefits                     (5,733,194)           (7,697,915)                (6,400,290)
 Net annuity transactions              (29,541)              (20,771)                   (22,173)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (58,631,971)          (93,107,805)               (89,442,891)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets                      (104,414,844)         (134,914,490)              (115,913,561)
NET ASSETS:
 Beginning of year                 439,606,183           578,598,573                625,736,977
                               ---------------       ---------------            ---------------
 End of year                      $335,191,339          $443,684,083               $509,823,416
                               ===============       ===============            ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       FLEX CAP                 LARGE CAP
                                        GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,071,817)               $(159,825)
 Net realized gain (loss) on
  security transactions                    151,736                  (74,350)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,314,274)              (1,788,522)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,234,355)              (2,022,697)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 575,690                  101,424
 Net transfers                           5,159,104                1,832,911
 Surrenders for benefit
  payments and fees                     (7,516,271)              (3,926,132)
 Other transactions                           (469)                    (745)
 Death benefits                           (636,902)                (430,742)
 Net annuity transactions                   (2,779)                  (1,623)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,421,627)              (2,424,907)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (6,655,982)              (4,447,604)
NET ASSETS:
 Beginning of year                      60,718,522               30,620,372
                                     -------------            -------------
 End of year                           $54,062,540              $26,172,768
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                      TEMPLETON            HARTFORD              TOTAL
                                     GLOBAL BOND           ADVISERS           RETURN BOND
                                   SECURITIES FUND         HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,537,614             $35,338          $(9,191,048)
 Net realized gain (loss) on
  security transactions                   (266,832)            (34,976)           4,128,322
 Net realized gain on
  distributions                            918,991                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9,900,691)             25,890           45,362,542
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,710,918)             26,252           40,299,816
                                    --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               5,496,691             299,437           14,945,365
 Net transfers                           8,068,090           2,769,351          (10,096,828)
 Surrenders for benefit
  payments and fees                     (8,850,924)         (1,148,792)         (49,712,526)
 Other transactions                          1,474                 (67)                 557
 Death benefits                         (1,286,302)           (131,467)          (7,371,471)
 Net annuity transactions                    2,381                  --               39,213
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,431,410           1,788,462          (52,195,690)
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets                              (279,508)          1,814,714          (11,895,874)
NET ASSETS:
 Beginning of year                     135,811,251          13,922,451          724,922,708
                                    --------------       -------------       --------------
 End of year                          $135,531,743         $15,737,165         $713,026,834
                                    ==============       =============       ==============

                                  HARTFORD              HARTFORD
                                   CAPITAL              DIVIDEND                HARTFORD
                                APPRECIATION           AND GROWTH            GLOBAL RESEARCH
                                  HLS FUND              HLS FUND                HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(4,921,456)          $3,106,407               $(11,887)
 Net realized gain (loss) on
  security transactions             13,579,751            5,039,471                 24,860
 Net realized gain on
  distributions                             --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (104,516,112)          (8,318,674)              (113,407)
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (95,857,817)            (172,796)              (100,434)
                               ---------------       --------------            -----------
UNIT TRANSACTIONS:
 Purchases                          15,978,994           11,774,164                158,571
 Net transfers                      10,243,357           (1,151,050)                70,114
 Surrenders for benefit
  payments and fees                (47,985,749)         (29,848,089)               (26,062)
 Other transactions                      4,908                3,006                     --
 Death benefits                     (6,911,041)          (3,972,350)                    --
 Net annuity transactions               56,068               39,414                     --
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (28,613,463)         (23,154,905)               202,623
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets                      (124,471,280)         (23,327,701)               102,189
NET ASSETS:
 Beginning of year                 806,822,302          501,345,829                737,586
                               ---------------       --------------            -----------
 End of year                      $682,351,022         $478,018,128               $839,775
                               ===============       ==============            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH           EQUITY
                                       HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(29,959)           $(347,201)
 Net realized gain (loss) on
  security transactions                       497            2,024,048
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (319,455)          (1,709,247)
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (348,917)             (32,400)
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 71,363            2,043,707
 Net transfers                            364,241           (2,144,819)
 Surrenders for benefit
  payments and fees                       (98,615)          (5,723,159)
 Other transactions                            89               (2,111)
 Death benefits                            (3,247)            (980,471)
 Net annuity transactions                      --                2,474
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       333,831           (6,804,379)
                                     ------------       --------------
 Net increase (decrease) in
  net assets                              (15,086)          (6,836,779)
NET ASSETS:
 Beginning of year                      1,847,472          103,559,276
                                     ------------       --------------
 End of year                           $1,832,386          $96,722,497
                                     ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                 HARTFORD              GROWTH             HARTFORD
                                  GROWTH           OPPORTUNITIES         HIGH YIELD
                                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(280,243)         $(2,400,829)         $3,917,068
 Net realized gain (loss) on
  security transactions              736,496            5,223,251             791,593
 Net realized gain on
  distributions                           --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,923)         (18,176,369)         (3,196,509)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (2,292,670)         (15,353,947)          1,512,152
                               -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                           768,114            3,788,337           3,000,317
 Net transfers                     2,793,896           (6,094,751)         (2,769,109)
 Surrenders for benefit
  payments and fees               (1,601,226)          (9,092,599)         (4,005,870)
 Other transactions                      220               (1,021)                419
 Death benefits                     (280,525)          (1,248,160)           (653,036)
 Net annuity transactions                 --                1,699               1,764
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,680,479          (12,646,495)         (4,425,515)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets                        (612,191)         (28,000,442)         (2,913,363)
NET ASSETS:
 Beginning of year                24,325,622          173,632,250          59,908,443
                               -------------       --------------       -------------
 End of year                     $23,713,431         $145,631,808         $56,995,080
                               =============       ==============       =============

                                                         HARTFORD                 HARTFORD
                                      HARTFORD         INTERNATIONAL            SMALL/MID CAP
                                       INDEX           OPPORTUNITIES               EQUITY
                                      HLS FUND           HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $12,552           $(494,776)               $(179,296)
 Net realized gain (loss) on
  security transactions                    2,641            (142,771)                 193,114
 Net realized gain on
  distributions                               --                  --                  779,890
 Net unrealized appreciation
  (depreciation) of
  investments during the year              9,380          (4,727,540)              (1,184,840)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              24,573          (5,365,087)                (391,132)
                                    ------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               582,752           2,059,503                   66,781
 Net transfers                           305,615           2,105,230                 (900,617)
 Surrenders for benefit
  payments and fees                      (26,016)         (1,847,024)                (578,915)
 Other transactions                           20               2,679                      262
 Death benefits                               --            (125,333)                 (82,114)
 Net annuity transactions                     --                  --                   10,461
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      862,371           2,195,055               (1,484,142)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets                             886,944          (3,170,032)              (1,875,274)
NET ASSETS:
 Beginning of year                       117,189          33,954,453               11,609,911
                                    ------------       -------------            -------------
 End of year                          $1,004,133         $30,784,421               $9,734,637
                                    ============       =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   HARTFORD                  HARTFORD
                                 MONEY MARKET              SMALL COMPANY
                                   HLS FUND                  HLS FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(13,286,656)               $(232,100)
 Net realized gain (loss) on
  security transactions                      --                  423,173
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --               (1,208,563)
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (13,286,656)              (1,017,490)
                                ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                           15,045,927                  473,717
 Net transfers                      551,801,331                  524,572
 Surrenders for benefit
  payments and fees                (539,808,237)                (813,424)
 Other transactions                      (1,716)                      98
 Death benefits                     (33,572,181)                 (95,075)
 Net annuity transactions                (6,284)                      --
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (6,541,160)                  89,888
                                ---------------            -------------
 Net increase (decrease) in
  net assets                        (19,827,816)                (927,602)
NET ASSETS:
 Beginning of year                  732,606,534               13,714,248
                                ---------------            -------------
 End of year                       $712,778,718              $12,786,646
                                ===============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                      HARTFORD                 HARTFORD             U.S. GOVERNMENT
                                   SMALLCAP GROWTH              STOCK                 SECURITIES
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(165,927)                $(7,236)                $640,376
 Net realized gain (loss) on
  security transactions                    48,499                 109,506                 (136,113)
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (252,751)               (164,467)                 921,734
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (370,179)                (62,197)               1,425,997
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                219,507                  25,552                  930,594
 Net transfers                          3,255,862                (126,953)               7,370,430
 Surrenders for benefit
  payments and fees                      (673,105)               (240,853)              (4,556,407)
 Other transactions                           249                       7                       92
 Death benefits                          (104,412)                    (56)                (509,651)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,698,101                (342,303)               3,235,058
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                            2,327,922                (404,500)               4,661,055
NET ASSETS:
 Beginning of year                      8,170,081               2,195,988               47,999,084
                                    -------------            ------------            -------------
 End of year                          $10,498,003              $1,791,488              $52,660,139
                                    =============            ============            =============

                                                                                AMERICAN FUNDS
                                                                                   BLUE CHIP
                                 HARTFORD              AMERICAN FUNDS             INCOME AND
                                   VALUE              ASSET ALLOCATION              GROWTH
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $70,950                $(146,432)               $(439,201)
 Net realized gain (loss) on
  security transactions              188,610                  274,783                  418,107
 Net realized gain on
  distributions                           --                    3,757                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (916,386)                (594,665)                (693,264)
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (656,826)                (462,557)                (714,358)
                               -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                           880,650                2,036,838                1,333,556
 Net transfers                        67,693                6,117,984                 (107,922)
 Surrenders for benefit
  payments and fees               (1,165,699)              (2,478,151)              (1,543,221)
 Other transactions                    2,775                      904                     (165)
 Death benefits                     (162,039)                (551,943)                (203,211)
 Net annuity transactions                 --                  123,497                       --
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (376,620)               5,249,129                 (520,963)
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (1,033,446)               4,786,572               (1,235,321)
NET ASSETS:
 Beginning of year                23,642,146               46,169,757               27,878,705
                               -------------            -------------            -------------
 End of year                     $22,608,700              $50,956,329              $26,643,384
                               =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS           AMERICAN FUNDS
                                          BOND                  GLOBAL BOND
                                        HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,835,790                 $254,086
 Net realized gain (loss) on
  security transactions                     584,124                   36,159
 Net realized gain on
  distributions                              50,004                  283,180
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,380,897                  206,607
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,850,815                  780,032
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                2,899,381                  493,724
 Net transfers                           (3,496,713)               6,825,192
 Surrenders for benefit
  payments and fees                     (10,487,771)              (2,016,151)
 Other transactions                            (173)                      45
 Death benefits                          (1,923,792)                (389,347)
 Net annuity transactions                    (2,575)                      --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (13,011,643)               4,913,463
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (6,160,828)               5,693,495
NET ASSETS:
 Beginning of year                      166,633,769               33,957,922
                                     --------------            -------------
 End of year                           $160,472,941              $39,651,417
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                     AMERICAN FUNDS
                                    GLOBAL GROWTH            AMERICAN FUNDS             GLOBAL SMALL
                                      AND INCOME              GLOBAL GROWTH            CAPITALIZATION
                                       HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $418,812                $(170,791)                $(163,310)
 Net realized gain (loss) on
  security transactions                  1,736,492                  420,617                 1,824,422
 Net realized gain on
  distributions                                 --                       --                   298,956
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,156,229)              (3,339,884)              (13,735,953)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,000,925)              (3,090,058)              (11,775,885)
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               1,199,660                  901,149                 1,801,681
 Net transfers                          (2,960,755)                (543,931)               (3,606,922)
 Surrenders for benefit
  payments and fees                     (3,435,633)              (1,288,347)               (2,882,973)
 Other transactions                           (954)                    (607)                      105
 Death benefits                           (280,764)                (509,627)                 (345,898)
 Net annuity transactions                     (413)                 123,848                      (986)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,478,859)              (1,317,515)               (5,034,993)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (10,479,784)              (4,407,573)              (16,810,878)
NET ASSETS:
 Beginning of year                      76,688,883               29,690,669                63,184,851
                                    --------------            -------------            --------------
 End of year                           $66,209,099              $25,283,096               $46,373,973
                                    ==============            =============            ==============


                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                        GROWTH                GROWTH-INCOME             INTERNATIONAL
                                       HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,501,902)              $(2,350,517)                 $172,921
 Net realized gain (loss) on
  security transactions                  7,894,989                 2,770,869                 1,153,178
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (19,542,725)               (5,832,488)              (30,943,529)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (16,149,638)               (5,412,136)              (29,617,430)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               9,916,423                 5,661,035                 5,878,004
 Net transfers                          (9,066,560)               (3,405,384)                9,778,899
 Surrenders for benefit
  payments and fees                    (15,608,167)               (9,014,742)              (10,368,402)
 Other transactions                            861                     1,017                      (677)
 Death benefits                         (2,746,988)               (1,330,479)               (1,352,406)
 Net annuity transactions                  122,869                   120,924                       (20)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (17,381,562)               (7,967,629)                3,935,398
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (33,531,200)              (13,379,765)              (25,682,032)
NET ASSETS:
 Beginning of year                     294,660,792               152,371,954               196,323,831
                                    --------------            --------------            --------------
 End of year                          $261,129,592              $138,992,189              $170,641,799
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              HARTFORD
                                    AMERICAN FUNDS            PORTFOLIO
                                      NEW WORLD              DIVERSIFIER
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (I)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(217,770)               $63,632
 Net realized gain (loss) on
  security transactions                  1,799,969                 (6,873)
 Net realized gain on
  distributions                                 --                 65,503
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,240,951)              (493,157)
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (8,658,752)              (370,895)
                                    --------------          -------------
UNIT TRANSACTIONS:
 Purchases                               1,504,279             31,048,611
 Net transfers                          (6,282,836)             7,085,629
 Surrenders for benefit
  payments and fees                     (3,724,031)               (35,264)
 Other transactions                          2,710                  4,651
 Death benefits                           (211,266)                    --
 Net annuity transactions                       --                     --
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,711,144)            38,103,627
                                    --------------          -------------
 Net increase (decrease) in
  net assets                           (17,369,896)            37,732,732
NET ASSETS:
 Beginning of year                      62,064,792                     --
                                    --------------          -------------
 End of year                           $44,694,896            $37,732,732
                                    ==============          =============

(i)  Funded as of June 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT            LORD ABBETT            LORD ABBETT
                                   FUNDAMENTAL         CAPITAL STRUCTURE       BOND DEBENTURE
                                   EQUITY FUND               FUND                   FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,398)              $218,412             $3,236,433
 Net realized gain (loss) on
  security transactions                   2,152                110,790                198,640
 Net realized gain on
  distributions                          88,300                     --                559,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (121,882)              (501,537)            (1,941,258)
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (34,828)              (172,335)             2,053,151
                                   ------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                            2,573,932                411,165              1,139,998
 Net transfers                          400,017              2,872,019              2,306,634
 Surrenders for benefit
  payments and fees                     (10,461)            (1,494,450)            (5,204,020)
 Other transactions                         222                   (153)                   217
 Death benefits                              --                (23,220)            (1,128,530)
 Net annuity transactions                    --                  8,181                     --
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   2,963,710              1,773,542             (2,885,701)
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets                          2,928,882              1,601,207               (832,550)
NET ASSETS:
 Beginning of year                      307,418             13,926,504             78,583,689
                                   ------------          -------------          -------------
 End of year                         $3,236,300            $15,527,711            $77,751,139
                                   ============          =============          =============

                                LORD ABBETT
                                GROWTH AND
                                  INCOME            MFS CORE          MFS GROWTH
                                   FUND           EQUITY SERIES         SERIES
                                SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(113,568)         $(150,771)         $(963,938)
 Net realized gain (loss) on
  security transactions              394,283           (711,907)            37,345
 Net realized gain on
  distributions                           --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,390,001)           390,166           (564,338)
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,109,286)          (472,512)        (1,490,931)
                               -------------      -------------      -------------
UNIT TRANSACTIONS:
 Purchases                           284,203            111,346            660,244
 Net transfers                      (672,706)           168,374         13,582,046
 Surrenders for benefit
  payments and fees               (1,055,454)        (2,945,915)        (9,676,951)
 Other transactions                    1,743               (435)             5,505
 Death benefits                      (42,314)          (295,867)          (865,746)
 Net annuity transactions                 --              9,194             45,913
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,484,528)        (2,953,303)         3,751,011
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets                      (2,593,814)        (3,425,815)         2,260,080
NET ASSETS:
 Beginning of year                15,315,744         21,628,420         56,875,907
                               -------------      -------------      -------------
 End of year                     $12,721,930        $18,202,605        $59,135,987
                               =============      =============      =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS GLOBAL            MFS HIGH
                                EQUITY SERIES       INCOME SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(223,383)         $15,005,656
 Net realized gain (loss) on
  security transactions               137,504           12,005,788
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,342,036)         (21,660,302)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (1,427,915)           5,351,142
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            190,226            1,795,428
 Net transfers                      1,447,348          (11,380,940)
 Surrenders for benefit
  payments and fees                (3,008,772)         (37,677,420)
 Other transactions                     1,344                1,353
 Death benefits                      (375,695)          (3,286,559)
 Net annuity transactions                  --               39,953
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,745,549)         (50,508,185)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (3,173,464)         (45,157,043)
NET ASSETS:
 Beginning of year                 23,611,747          263,432,172
                                -------------       --------------
 End of year                      $20,438,283         $218,275,129
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                       GROWTH           MFS INVESTORS         MFS MID CAP
                                    STOCK SERIES         TRUST SERIES        GROWTH SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(603,244)         $(2,973,159)         $(1,510,746)
 Net realized gain (loss) on
  security transactions                   247,171            4,427,683            5,546,286
 Net realized gain on
  distributions                                --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (314,212)         (12,254,184)          (9,391,929)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (670,285)         (10,799,660)          (5,356,389)
                                    -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                317,893            2,145,812              594,063
 Net transfers                          8,015,109          (12,097,286)         (24,938,479)
 Surrenders for benefit
  payments and fees                    (8,343,406)         (44,018,846)         (13,739,620)
 Other transactions                          (506)              (2,776)                (296)
 Death benefits                        (1,031,300)          (6,265,093)          (1,155,391)
 Net annuity transactions                 (45,249)             (40,266)               2,587
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,087,459)         (60,278,455)         (39,237,136)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets                           (1,757,744)         (71,078,115)         (44,593,525)
NET ASSETS:
 Beginning of year                     51,361,525          355,461,213          108,442,576
                                    -------------       --------------       --------------
 End of year                          $49,603,781         $284,383,098          $63,849,051
                                    =============       ==============       ==============


                                       MFS NEW              MFS TOTAL             MFS VALUE
                                   DISCOVERY SERIES       RETURN SERIES             SERIES
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,850,062)            $7,790,019            $(865,623)
 Net realized gain (loss) on
  security transactions                  9,334,050             (8,367,741)          (1,110,840)
 Net realized gain on
  distributions                         29,235,853                     --            1,405,005
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (60,613,120)             1,795,022           (5,310,603)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (26,893,279)             1,217,300           (5,882,061)
                                    --------------       ----------------       --------------
UNIT TRANSACTIONS:
 Purchases                               1,941,425              6,613,506            6,591,863
 Net transfers                            (639,334)           (19,612,961)           6,089,474
 Surrenders for benefit
  payments and fees                    (41,571,387)          (130,435,102)         (38,227,649)
 Other transactions                          5,886                  4,692                5,594
 Death benefits                         (3,182,524)           (17,259,126)          (5,512,710)
 Net annuity transactions                  (44,362)               (98,770)             (23,769)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (43,490,296)          (160,787,761)         (31,077,197)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets                           (70,383,575)          (159,570,461)         (36,959,258)
NET ASSETS:
 Beginning of year                     280,246,841          1,058,091,469          378,973,808
                                    --------------       ----------------       --------------
 End of year                          $209,863,266           $898,521,008         $342,014,550
                                    ==============       ================       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS RESEARCH              MFS RESEARCH
                                 BOND SERIES           INTERNATIONAL SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $3,151,113                   $80,935
 Net realized gain (loss) on
  security transactions              4,445,717                (1,119,986)
 Net realized gain on
  distributions                      3,839,366                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        4,265,544                (5,315,521)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        15,701,740                (6,354,572)
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           8,194,881                   293,094
 Net transfers                      29,502,591                 2,636,619
 Surrenders for benefit
  payments and fees                (45,489,993)               (6,171,032)
 Other transactions                        640                       823
 Death benefits                     (4,111,287)               (1,100,868)
 Net annuity transactions               28,395                         2
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (11,874,773)               (4,341,362)
                                --------------            --------------
 Net increase (decrease) in
  net assets                         3,826,967               (10,695,934)
NET ASSETS:
 Beginning of year                 332,807,085                55,389,560
                                --------------            --------------
 End of year                      $336,634,052               $44,693,626
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            BLACKROCK                BLACKROCK
                                   MFS RESEARCH              GLOBAL                   GLOBAL
                                      SERIES          ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (J)            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(156,610)             $11,785                   $(6,162)
 Net realized gain (loss) on
  security transactions                  394,268                  (20)                   49,839
 Net realized gain on
  distributions                               --               12,420                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (524,933)             (29,455)                 (124,568)
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (287,275)              (5,270)                  (80,891)
                                   -------------           ----------               -----------
UNIT TRANSACTIONS:
 Purchases                               201,310              488,770                        --
 Net transfers                         3,465,559              104,928                    27,473
 Surrenders for benefit
  payments and fees                   (4,651,569)              (1,370)                 (200,273)
 Other transactions                           (5)                (285)                       (1)
 Death benefits                         (475,356)                  --                   (56,476)
 Net annuity transactions                     --                   --                        --
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,460,061)             592,043                  (229,277)
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets                          (1,747,336)             586,773                  (310,168)
NET ASSETS:
 Beginning of year                    35,280,469                   --                   758,435
                                   -------------           ----------               -----------
 End of year                         $33,533,133             $586,773                  $448,267
                                   =============           ==========               ===========

                                    BLACKROCK             BLACKROCK         UIF MID CAP
                                    LARGE CAP               EQUITY            GROWTH
                                 GROWTH V.I. FUND     DIVIDEND V.I. FUND     PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT (K)      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(14,212)               $8,289          $(359,925)
 Net realized gain (loss) on
  security transactions                  95,498                   912          1,903,991
 Net realized gain on
  distributions                           2,699                 9,285             11,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (56,665)               29,403         (3,731,190)
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,320                47,889         (2,175,488)
                                   ------------          ------------      -------------
UNIT TRANSACTIONS:
 Purchases                                3,998             1,497,971            223,080
 Net transfers                          213,793               182,870            634,957
 Surrenders for benefit
  payments and fees                    (336,759)               (1,143)        (1,925,677)
 Other transactions                           1                   482                (90)
 Death benefits                         (10,359)                   --           (376,388)
 Net annuity transactions                    --                    --                 --
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (129,326)            1,680,180         (1,444,118)
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets                           (102,006)            1,728,069         (3,619,606)
NET ASSETS:
 Beginning of year                    1,249,603                    --         29,986,902
                                   ------------          ------------      -------------
 End of year                         $1,147,597            $1,728,069        $26,367,296
                                   ============          ============      =============

(j)  Funded as of July 20, 2011.

(k) Funded as of July 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO
                                   VAN KAMPEN V.I.        MORGAN STANLEY
                                       MID CAP             FOCUS GROWTH
                                     VALUE FUND             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(133,750)             $(20,830)
 Net realized gain (loss) on
  security transactions                   221,015                11,824
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (253,011)              (98,216)
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (165,746)             (107,222)
                                    -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                174,053                    --
 Net transfers                            244,970               196,260
 Surrenders for benefit
  payments and fees                    (1,039,977)             (162,012)
 Other transactions                           152                    --
 Death benefits                          (129,794)                   --
 Net annuity transactions                      --                    --
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (750,596)               34,248
                                    -------------          ------------
 Net increase (decrease) in
  net assets                             (916,342)              (72,974)
NET ASSETS:
 Beginning of year                     16,937,461             1,150,564
                                    -------------          ------------
 End of year                          $16,021,119            $1,077,590
                                    =============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY       MORGAN STANLEY
                                    MULTI CAP              MID CAP          MORGAN STANLEY
                                      GROWTH               GROWTH          FLEXIBLE INCOME
                                    PORTFOLIO             PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT (L)         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(49,589)            $(15,469)            $41,286
 Net realized gain (loss) on
  security transactions                 120,232               (5,059)             (4,368)
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (312,301)             (84,259)            (18,029)
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (241,658)            (104,787)             18,889
                                   ------------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                7,644                  225                  --
 Net transfers                         (236,622)             245,478             152,612
 Surrenders for benefit
  payments and fees                    (397,003)            (124,456)            (82,093)
 Other transactions                          (6)                 (19)                 --
 Death benefits                        (113,958)                  --                  --
 Net annuity transactions                    --                   --                  --
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (739,945)             121,228              70,519
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets                           (981,603)              16,441              89,408
NET ASSETS:
 Beginning of year                    3,398,591              846,622             780,405
                                   ------------          -----------          ----------
 End of year                         $2,416,988             $863,063            $869,813
                                   ============          ===========          ==========

                                                            OPPENHEIMER
                                      BLACKROCK               CAPITAL              OPPENHEIMER
                                       CAPITAL              APPRECIATION        GLOBAL SECURITIES
                               APPRECIATION V.I. FUND         FUND/VA                FUND/VA
                                   SUB-ACCOUNT (K)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,168                $(44,122)             $(177,048)
 Net realized gain (loss) on
  security transactions                      156                  81,329                257,297
 Net realized gain on
  distributions                           31,579                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (46,499)               (109,578)            (3,463,672)
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (12,596)                (72,371)            (3,383,423)
                                    ------------            ------------          -------------
UNIT TRANSACTIONS:
 Purchases                             1,333,645                  39,706                256,881
 Net transfers                           200,847                 132,666              1,545,441
 Surrenders for benefit
  payments and fees                       (1,083)               (196,710)            (1,699,818)
 Other transactions                         (618)                     26                    339
 Death benefits                               --                 (78,228)              (218,229)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,532,791                (102,540)              (115,386)
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets                           1,520,195                (174,911)            (3,498,809)
NET ASSETS:
 Beginning of year                            --               2,800,542             32,002,764
                                    ------------            ------------          -------------
 End of year                          $1,520,195              $2,625,631            $28,503,955
                                    ============            ============          =============

(k) Funded as of July 1, 2011.

(l) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                     OPPENHEIMER              MAIN STREET
                                     MAIN STREET           SMALL- & MID-CAP
                                       FUND/VA                  FUND/VA
                                     SUB-ACCOUNT            SUB-ACCOUNT (M)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(28,647)               $(342,760)
 Net realized gain (loss) on
  security transactions                    (7,159)               1,736,315
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (26,810)              (2,211,536)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (62,616)                (817,981)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 14,317                  249,996
 Net transfers                          1,036,932               (1,661,294)
 Surrenders for benefit
  payments and fees                      (116,623)              (1,761,512)
 Other transactions                           (45)                      85
 Death benefits                           (53,227)                (289,051)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       881,354               (3,461,776)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              818,738               (4,279,757)
NET ASSETS:
 Beginning of year                      2,537,014               32,956,942
                                     ------------            -------------
 End of year                           $3,355,752              $28,677,185
                                     ============            =============

(m) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER          PUTNAM VT                PUTNAM VT
                                       VALUE            DIVERSIFIED              GLOBAL ASSET
                                      FUND/VA           INCOME FUND            ALLOCATION FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,442)          $8,430,281                $211,459
 Net realized gain (loss) on
  security transactions                    9,204             (521,192)                 37,508
 Net realized gain on
  distributions                               --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (110,937)         (12,259,471)               (376,047)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (114,175)          (4,350,382)               (127,080)
                                    ------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 4,080              663,537                  67,195
 Net transfers                           446,964           (7,955,217)                 72,572
 Surrenders for benefit
  payments and fees                     (185,091)          (6,970,103)               (482,274)
 Other transactions                          (22)                 326                     (26)
 Death benefits                               --           (1,504,822)                (53,120)
 Net annuity transactions                     --                   --                      --
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      265,931          (15,766,279)               (395,653)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets                             151,756          (20,116,661)               (522,733)
NET ASSETS:
 Beginning of year                     1,389,456          107,300,181               7,642,758
                                    ------------       --------------            ------------
 End of year                          $1,541,212          $87,183,520              $7,120,025
                                    ============       ==============            ============

                                     PUTNAM VT               PUTNAM VT
                                   INTERNATIONAL           INTERNATIONAL            PUTNAM VT
                                     VALUE FUND             EQUITY FUND          INVESTORS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,240                 $25,043                 $352
 Net realized gain (loss) on
  security transactions                      958                  10,951                 (585)
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (230,058)               (316,512)                 256
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (215,860)               (280,518)                  23
                                    ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                   924                   8,166                6,628
 Net transfers                            69,478                 115,059               11,589
 Surrenders for benefit
  payments and fees                      (31,657)               (118,122)                (235)
 Other transactions                        1,363                      20                   12
 Death benefits                               --                  (4,353)                  --
 Net annuity transactions                     --                      --                   --
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       40,108                     770               17,994
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets                            (175,752)               (279,748)              18,017
NET ASSETS:
 Beginning of year                     1,414,119               1,530,117               52,641
                                    ------------            ------------            ---------
 End of year                          $1,238,367              $1,250,369              $70,658
                                    ============            ============            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                     SMALL CAP             PUTNAM VT
                                     VALUE FUND           VOYAGER FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(33,461)              $(8,210)
 Net realized gain (loss) on
  security transactions                  (97,450)               (3,918)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (208,258)             (202,876)
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (339,169)             (215,004)
                                    ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 8,893             1,170,149
 Net transfers                         1,128,699               635,770
 Surrenders for benefit
  payments and fees                     (226,259)              (25,656)
 Other transactions                          (43)                  185
 Death benefits                           (6,366)                   --
 Net annuity transactions                     --                    --
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      904,924             1,780,448
                                    ------------          ------------
 Net increase (decrease) in
  net assets                             565,755             1,565,444
NET ASSETS:
 Beginning of year                     2,233,268               513,917
                                    ------------          ------------
 End of year                          $2,799,023            $2,079,361
                                    ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT             PIMCO                PIMCO
                                   EQUITY            ALL ASSET          EQS PATHFINDER
                                INCOME FUND             FUND                 FUND
                                SUB-ACCOUNT       SUB-ACCOUNT (N)      SUB-ACCOUNT (K)
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $4,552              $8,311                 $(819)
 Net realized gain (loss)
  on security transactions            2,126                  (2)                  221
 Net realized gain on
  distributions                          --                  --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (13,301)             (8,102)                3,227
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (6,623)                207                 2,629
                                 ----------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                          138,363             235,070             1,123,037
 Net transfers                      287,124              79,043               152,397
 Surrenders for benefit
  payments and fees                 (24,157)             (2,705)                 (944)
 Other transactions                    (632)                 --                  (196)
 Death benefits                          --                  --                    --
 Net annuity transactions                --                  --                    --
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 400,698             311,408             1,274,294
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets                        394,075             311,615             1,276,923
NET ASSETS:
 Beginning of year                  489,319                  --                    --
                                 ----------          ----------          ------------
 End of year                       $883,394            $311,615            $1,276,923
                                 ==========          ==========          ============

                                   PIMCO
                                   GLOBAL          JENNISON 20/20
                                MULTI-ASSET            FOCUS
                                    FUND                FUND
                              SUB-ACCOUNT (O)       SUB-ACCOUNT
---------------------------  --------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(138)            $(9,097)
 Net realized gain (loss)
  on security transactions               (4)             20,934
 Net realized gain on
  distributions                       1,662                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (7,877)            (41,382)
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (6,357)            (29,545)
                                 ----------          ----------
UNIT TRANSACTIONS:
 Purchases                           91,215                  84
 Net transfers                      179,899              66,500
 Surrenders for benefit
  payments and fees                      --              (6,153)
 Other transactions                       2                  --
 Death benefits                          --             (41,478)
 Net annuity transactions                --                  --
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 271,116              18,953
                                 ----------          ----------
 Net increase (decrease) in
  net assets                        264,759             (10,592)
NET ASSETS:
 Beginning of year                       --             523,269
                                 ----------          ----------
 End of year                       $264,759            $512,677
                                 ==========          ==========

(k) Funded as of July 1, 2011.

(n) Funded as of July 18, 2011.

(o) Funded as of July 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                      JENNISON               VALUE
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,828)              $(4,276)
 Net realized gain (loss) on
  security transactions                   2,829                11,152
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (4,210)              (28,533)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (3,209)              (21,657)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    84
 Net transfers                           (7,986)               35,834
 Surrenders for benefit
  payments and fees                     (44,542)               (6,491)
 Other transactions                          --                     1
 Death benefits                         (11,908)              (48,310)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (64,436)              (18,882)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (67,645)              (40,539)
NET ASSETS:
 Beginning of year                      106,650               325,053
                                     ----------            ----------
 End of year                            $39,005              $284,514
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PRUDENTIAL               INVESCO
                                     SERIES             VAN KAMPEN V.I.             INVESCO
                                  INTERNATIONAL           GROWTH AND            VAN KAMPEN V.I.
                                     GROWTH               INCOME FUND            COMSTOCK FUND
                                 SUB-ACCOUNT (P)          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(553)                $(94,621)                $(9,697)
 Net realized gain (loss) on
  security transactions                   (47)               1,050,830                 (66,204)
 Net realized gain on
  distributions                            --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,815)              (2,259,436)                (28,764)
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (6,415)              (1,303,227)               (104,665)
                                    ---------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                  228,924                     800
 Net transfers                         35,833                 (464,722)                (35,147)
 Surrenders for benefit
  payments and fees                        --               (4,238,044)               (233,316)
 Other transactions                        --                    1,186                       1
 Death benefits                            --                 (890,473)                (17,354)
 Net annuity transactions                  --                       --                      --
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    35,833               (5,363,129)               (285,016)
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets                           29,418               (6,666,356)               (389,681)
NET ASSETS:
 Beginning of year                         --               55,919,948               3,105,136
                                    ---------            -------------            ------------
 End of year                          $29,418              $49,253,592              $2,715,455
                                    =========            =============            ============

                                       INVESCO                WELLS FARGO
                                   VAN KAMPEN V.I.            ADVANTAGE VT
                                       CAPITAL                INDEX ASSET
                                     GROWTH FUND            ALLOCATION FUND
                                  SUB-ACCOUNT (F)(Q)          SUB-ACCOUNT
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(827,358)                 $9,509
 Net realized gain (loss) on
  security transactions                  6,854,635                  (8,860)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,128,714)                 41,816
                                    --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,101,437)                 42,465
                                    --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 366,275                   2,570
 Net transfers                          19,031,374                 (22,103)
 Surrenders for benefit
  payments and fees                    (10,246,210)               (183,294)
 Other transactions                            860                     705
 Death benefits                           (733,768)                 (5,492)
 Net annuity transactions                   (9,615)                     --
                                    --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,408,916                (207,614)
                                    --------------            ------------
 Net increase (decrease) in
  net assets                             4,307,479                (165,149)
NET ASSETS:
 Beginning of year                      32,321,817               1,058,972
                                    --------------            ------------
 End of year                           $36,629,296                $893,823
                                    ==============            ============

(f)  Funded as of April 29, 2011.

(p) Funded as of January 12, 2011.

(q) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT
                                     TOTAL RETURN              INTRINSIC
                                       BOND FUND               VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $51,473                $(37,881)
 Net realized gain (loss) on
  security transactions                     36,823                  49,765
 Net realized gain on
  distributions                            257,841                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               47,468                (113,622)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               393,605                (101,738)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  68,856                  12,260
 Net transfers                             (89,446)               (144,114)
 Surrenders for benefit
  payments and fees                       (973,887)               (413,089)
 Other transactions                            562                      78
 Death benefits                            (78,779)                (91,386)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,072,694)               (636,251)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (679,089)               (737,989)
NET ASSETS:
 Beginning of year                       6,596,959               3,419,265
                                     -------------            ------------
 End of year                            $5,917,870              $2,681,276
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                   INTERNATIONAL             SMALL CAP              ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,353)               $(51,067)               $(35,157)
 Net realized gain (loss) on
  security transactions                   38,714                 (63,668)                 44,111
 Net realized gain on
  distributions                           73,308                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (318,820)                (60,331)                (33,706)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (232,151)               (175,066)                (24,752)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 5,364                   3,413                      --
 Net transfers                            75,478                (144,988)               (215,360)
 Surrenders for benefit
  payments and fees                     (277,630)               (424,799)                (49,137)
 Other transactions                       (3,029)                     60                      11
 Death benefits                          (67,600)                (44,146)                     --
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (267,417)               (610,460)               (264,486)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (499,568)               (785,526)               (289,238)
NET ASSETS:
 Beginning of year                     1,886,410               3,274,796               1,890,354
                                    ------------            ------------            ------------
 End of year                          $1,386,842              $2,489,270              $1,601,116
                                    ============            ============            ============

                                    WELLS FARGO
                                   ADVANTAGE VT           WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (R)
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,508)              $(5,507)
 Net realized gain (loss) on
  security transactions                  28,282               (18,419)
 Net realized gain on
  distributions                              --                19,870
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (76,232)              (24,489)
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (53,458)              (28,545)
                                    -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   136
 Net transfers                          (54,811)               23,568
 Surrenders for benefit
  payments and fees                     (42,618)               (3,655)
 Other transactions                          --                     5
 Death benefits                              --                    --
 Net annuity transactions                    --                    --
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (97,429)               20,054
                                    -----------            ----------
 Net increase (decrease) in
  net assets                           (150,887)               (8,491)
NET ASSETS:
 Beginning of year                      587,674               360,805
                                    -----------            ----------
 End of year                           $436,787              $352,314
                                    ===========            ==========

(r) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $301,092                   $432,947
 Net realized gain (loss) on
  security transactions                      26,200                    447,287
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,328,585                    581,493
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,655,877                  1,461,727
                                      -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                1,488,231                    764,827
 Net transfers                            4,136,392                  2,508,435
 Surrenders for benefit
  payments and fees                      (2,070,169)                (2,246,589)
 Net annuity transactions                        --                         --
 Other                                         (250)                        --
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       3,554,204                  1,026,673
                                      -------------              -------------
 Net increase (decrease) in
  net assets                              6,210,081                  2,488,400
NET ASSETS:
 Beginning of year                       28,139,542                 37,579,414
                                      -------------              -------------
 End of year                            $34,349,623                $40,067,814
                                      =============              =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS
                                    SMALL/MID CAP       ALLIANCEBERNSTEIN VPS        INTERNATIONAL
                                   VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(228,366)                 $2,437                  $21,629
 Net realized gain (loss) on
  security transactions                  (484,790)                 11,340                  154,628
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,436,725                  95,470                  829,940
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,723,569                 109,247                1,006,197
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,765,610                   8,855                  116,479
 Net transfers                          8,665,074                 (49,300)                (714,084)
 Surrenders for benefit
  payments and fees                      (726,185)                (29,558)                (402,636)
 Net annuity transactions                      --                      --                     (417)
 Other                                         --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     9,704,499                 (70,003)              (1,000,658)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           12,428,068                  39,244                    5,539
NET ASSETS:
 Beginning of year                      9,182,618               1,211,305               10,578,825
                                    -------------            ------------            -------------
 End of year                          $21,610,686              $1,250,549              $10,584,364
                                    =============            ============            =============

                                     INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                     BASIC VALUE                 CAPITAL                    CORE
                                         FUND               APPRECIATION FUND           EQUITY FUND
                                   SUB-ACCOUNT (1)           SUB-ACCOUNT (2)          SUB-ACCOUNT (3)
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,567,808)               $(596,279)              $(2,097,158)
 Net realized gain (loss) on
  security transactions                 10,116,732               (1,247,214)                1,530,677
 Net realized gain on
  distributions                                 --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,779,580)               8,095,032                16,629,485
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,769,344                6,251,539                16,063,004
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 875,306                  490,736                 1,138,968
 Net transfers                         (23,803,732)              (2,258,084)               (2,882,158)
 Surrenders for benefit
  payments and fees                    (17,162,141)              (7,823,961)              (33,233,041)
 Net annuity transactions                  (12,399)                 (10,773)                  (32,028)
 Other                                          --                       --                        --
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (40,102,966)              (9,602,082)              (35,008,259)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (34,333,622)              (3,350,543)              (18,945,255)
NET ASSETS:
 Beginning of year                     141,583,993               56,104,041               239,994,420
                                    --------------            -------------            --------------
 End of year                          $107,250,371              $52,753,498              $221,049,165
                                    ==============            =============            ==============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     INVESCO V.I.             INVESCO V.I.
                                      GOVERNMENT             INTERNATIONAL
                                    SECURITIES FUND           GROWTH FUND
                                    SUB-ACCOUNT (4)         SUB-ACCOUNT (5)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $22,556,265                $884,659
 Net realized gain (loss) on
  security transactions                   1,578,537              (3,724,459)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,670,412              23,494,392
                                    ---------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             28,805,214              20,654,592
                                    ---------------          --------------
UNIT TRANSACTIONS:
 Purchases                                5,574,140               4,913,241
 Net transfers                            2,147,058              (9,665,274)
 Surrenders for benefit
  payments and fees                    (126,431,138)            (19,928,718)
 Net annuity transactions                   (97,222)                (13,155)
 Other                                           --                      --
                                    ---------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (118,807,162)            (24,693,906)
                                    ---------------          --------------
 Net increase (decrease) in
  net assets                            (90,001,948)             (4,039,314)
NET ASSETS:
 Beginning of year                      807,517,157             224,332,816
                                    ---------------          --------------
 End of year                           $717,515,209            $220,293,502
                                    ===============          ==============

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

(5)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.            INVESCO V.I.           INVESCO V.I.
                                    MID CAP CORE             SMALL CAP               LARGE CAP
                                    EQUITY FUND             EQUITY FUND             GROWTH FUND
                                  SUB-ACCOUNT (6)         SUB-ACCOUNT (7)         SUB-ACCOUNT (8)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(3,321,636)            $(2,401,058)             $(424,748)
 Net realized gain (loss) on
  security transactions                 2,994,356              (1,985,380)                49,150
 Net realized gain on
  distributions                                --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          29,125,444              33,926,309              4,550,169
                                   --------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           28,798,164              29,539,871              4,174,571
                                   --------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                              1,628,398               3,439,911                276,941
 Net transfers                         (3,989,814)             10,075,451                 42,137
 Surrenders for benefit
  payments and fees                   (38,149,914)            (16,333,698)            (4,203,641)
 Net annuity transactions                  20,468                  (1,777)                    (2)
 Other                                         --                      --                     --
                                   --------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (40,490,862)             (2,820,113)            (3,884,565)
                                   --------------          --------------          -------------
 Net increase (decrease) in
  net assets                          (11,692,698)             26,719,758                290,006
NET ASSETS:
 Beginning of year                    275,873,635             120,693,959             32,031,811
                                   --------------          --------------          -------------
 End of year                         $264,180,937            $147,413,717            $32,321,817
                                   ==============          ==============          =============

                                   INVESCO V.I.           INVESCO V.I.           AMERICAN FUNDS
                                      CAPITAL                GLOBAL                  GLOBAL
                                 DEVELOPMENT FUND       MULTI-ASSET FUND           BOND FUND
                                  SUB-ACCOUNT (9)       SUB-ACCOUNT (10)          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(172,542)             $(155,892)             $3,374,750
 Net realized gain (loss) on
  security transactions                  345,358                    788                  48,271
 Net realized gain on
  distributions                               --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,288,575              1,314,885               6,079,511
                                   -------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,461,391              1,159,781               9,502,532
                                   -------------          -------------          --------------
UNIT TRANSACTIONS:
 Purchases                               154,126              1,684,153               2,919,109
 Net transfers                         1,202,181              1,300,608              24,927,499
 Surrenders for benefit
  payments and fees                   (1,150,900)              (692,308)            (40,176,978)
 Net annuity transactions                     --                     --                   9,761
 Other                                        --                     --                      --
                                   -------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      205,407              2,292,453             (12,320,609)
                                   -------------          -------------          --------------
 Net increase (decrease) in
  net assets                           1,666,798              3,452,234              (2,818,077)
NET ASSETS:
 Beginning of year                     8,577,553             10,581,328             300,655,023
                                   -------------          -------------          --------------
 End of year                         $10,244,351            $14,033,562            $297,836,946
                                   =============          =============          ==============

(6)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

(7)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(8)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(10) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL          AMERICAN FUNDS
                                      GROWTH AND             ASSET
                                     INCOME FUND        ALLOCATION FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $4,984,800           $2,563,570
 Net realized gain (loss) on
  security transactions               (11,409,255)          (3,162,695)
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          55,457,512          124,094,215
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           49,033,057          123,495,090
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                              3,656,723            5,678,051
 Net transfers                         (7,624,131)         (16,999,074)
 Surrenders for benefit
  payments and fees                   (54,891,676)        (164,165,097)
 Net annuity transactions                  15,950             (129,367)
 Other                                         --                   --
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (58,843,134)        (175,615,487)
                                     ------------       --------------
 Net increase (decrease) in
  net assets                           (9,810,077)         (52,120,397)
NET ASSETS:
 Beginning of year                    563,375,596        1,315,830,916
                                     ------------       --------------
 End of year                         $553,565,519       $1,263,710,519
                                     ============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AMERICAN FUNDS
                                  BLUE CHIP                                      AMERICAN FUNDS
                                 INCOME AND           AMERICAN FUNDS                 GLOBAL
                                 GROWTH FUND            BOND FUND                 GROWTH FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(455,039)           $14,524,989               $(1,471,939)
 Net realized gain (loss) on
  security transactions             (9,278,317)             3,117,007                 2,775,955
 Net realized gain on
  distributions                             --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       83,081,999             38,667,029                43,464,656
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        73,348,643             56,309,025                44,768,672
                               ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           4,418,376              9,553,850                 3,169,455
 Net transfers                     (15,583,527)            33,882,586               (30,380,343)
 Surrenders for benefit
  payments and fees                (96,655,550)          (177,035,373)              (60,999,435)
 Net annuity transactions               (3,341)                55,386                    75,290
 Other                                      --                     --                        --
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (107,824,042)          (133,543,551)              (88,135,033)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets                       (34,475,399)           (77,234,526)              (43,366,361)
NET ASSETS:
 Beginning of year                 802,148,242          1,210,172,832               564,442,292
                               ---------------       ----------------            --------------
 End of year                      $767,672,843         $1,132,938,306              $521,075,931
                               ===============       ================            ==============


                                AMERICAN FUNDS              AMERICAN FUNDS             AMERICAN FUNDS
                                 GROWTH FUND              GROWTH-INCOME FUND         INTERNATIONAL FUND
                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(28,645,818)                $(7,933,354)                $1,881,462
 Net realized gain (loss) on
  security transactions             (62,135,045)                (53,428,080)               (12,886,853)
 Net realized gain on
  distributions                              --                          --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       498,378,885                 298,492,068                 49,183,390
                               ----------------            ----------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        407,598,022                 237,130,634                 38,177,999
                               ----------------            ----------------            ---------------
UNIT TRANSACTIONS:
 Purchases                           16,236,477                  15,435,585                  6,359,243
 Net transfers                     (121,154,993)                (98,227,836)               (23,808,812)
 Surrenders for benefit
  payments and fees                (330,399,633)               (329,513,095)               (97,104,233)
 Net annuity transactions                15,086                     147,390                    142,141
 Other                                       --                          --                         --
                               ----------------            ----------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (435,303,063)               (412,157,956)              (114,411,661)
                               ----------------            ----------------            ---------------
 Net increase (decrease) in
  net assets                        (27,705,041)               (175,027,322)               (76,233,662)
NET ASSETS:
 Beginning of year                2,810,286,971               2,873,227,510                892,966,418
                               ----------------            ----------------            ---------------
 End of year                     $2,782,581,930              $2,698,200,188               $816,732,756
                               ================            ================            ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(805,317)                $(276,770)
 Net realized gain (loss) on
  security transactions                   3,038,418                   273,673
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            57,721,091                68,894,084
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             59,954,192                68,890,987
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,971,502                 3,085,518
 Net transfers                           22,596,056               (13,455,743)
 Surrenders for benefit
  payments and fees                     (48,933,982)              (46,177,368)
 Net annuity transactions                    60,098                    (5,979)
 Other                                           --                        --
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (23,306,326)              (56,553,572)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             36,647,866                12,337,415
NET ASSETS:
 Beginning of year                      420,801,786               392,264,008
                                     --------------            --------------
 End of year                           $457,449,652              $404,601,423
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT            FIDELITY VIP       FIDELITY VIP
                                       OMEGA                   GROWTH           CONTRAFUND
                                    GROWTH FUND              PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT (11)          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,875)               $(59,744)          $(440,821)
 Net realized gain (loss) on
  security transactions                  (78,632)                438,015           1,001,953
 Net realized gain on
  distributions                               --                  12,646              39,174
 Net unrealized appreciation
  (depreciation) of
  investments during the year            329,461                 416,297          11,499,942
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             228,954                 807,214          12,100,248
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 2,959                  22,244           2,878,011
 Net transfers                          (242,860)               (655,885)          2,571,958
 Surrenders for benefit
  payments and fees                     (158,781)               (260,168)         (5,917,543)
 Net annuity transactions                     --                      --                  --
 Other                                        --                      --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (398,682)               (893,809)           (467,574)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (169,728)                (86,595)         11,632,674
NET ASSETS:
 Beginning of year                     2,210,046               4,141,042          82,127,987
                                    ------------            ------------       -------------
 End of year                          $2,040,318              $4,054,447         $93,760,661
                                    ============            ============       =============

                                                                                      FIDELITY VIP
                                    FIDELITY VIP             FIDELITY VIP           DYNAMIC CAPITAL
                                       MID CAP             VALUE STRATEGIES           APPRECIATION
                                      PORTFOLIO                PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,190,089)               $(102,856)               $(21,180)
 Net realized gain (loss) on
  security transactions                   838,610                  343,793                  74,003
 Net realized gain on
  distributions                           264,730                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          19,435,720                  947,681                 198,796
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           19,348,971                1,188,618                 251,619
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              5,000,083                  149,511                   6,847
 Net transfers                          1,864,092               (1,754,784)                660,967
 Surrenders for benefit
  payments and fees                    (4,479,894)                (343,384)                (67,494)
 Net annuity transactions                      --                       --                      --
 Other                                         --                       --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,384,281               (1,948,657)                600,320
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           21,733,252                 (760,039)                851,939
NET ASSETS:
 Beginning of year                     72,872,680                6,639,905               1,015,690
                                    -------------            -------------            ------------
 End of year                          $94,605,932               $5,879,866              $1,867,629
                                    =============            =============            ============

(11) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with newly created Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              FRANKLIN
                                    FIDELITY VIP               RISING
                                  STRATEGIC INCOME           DIVIDENDS
                                     PORTFOLIO            SECURITIES FUND
                                  SUB-ACCOUNT (12)          SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $12,948               $(1,060,714)
 Net realized gain (loss) on
  security transactions                    (118)               (7,008,439)
 Net realized gain on
  distributions                           8,044                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (5,069)              129,290,019
                                     ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,805               121,220,866
                                     ----------            --------------
UNIT TRANSACTIONS:
 Purchases                              108,345                 4,648,951
 Net transfers                          241,049                27,139,307
 Surrenders for benefit
  payments and fees                        (652)              (77,847,831)
 Net annuity transactions                    --                    30,987
 Other                                       --                        --
                                     ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     348,742               (46,028,586)
                                     ----------            --------------
 Net increase (decrease) in
  net assets                            364,547                75,192,280
NET ASSETS:
 Beginning of year                           --               689,906,815
                                     ----------            --------------
 End of year                           $364,547              $765,099,095
                                     ==========            ==============

(12) Funded as of February 22, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              FRANKLIN                 FRANKLIN
                                   FRANKLIN                  LARGE CAP                  GLOBAL
                                    INCOME                     GROWTH                 REAL ESTATE
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $107,439,150               $(1,391,973)                $101,288
 Net realized gain (loss) on
  security transactions               1,760,978                (1,946,939)                (242,711)
 Net realized gain on
  distributions                              --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       110,637,885                15,536,142                1,670,622
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        219,838,013                12,197,230                1,529,199
                               ----------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           22,151,239                   858,190                    5,058
 Net transfers                      (21,786,332)               (3,212,781)                  18,606
 Surrenders for benefit
  payments and fees                (249,705,842)              (17,763,241)              (1,310,189)
 Net annuity transactions              (121,688)                  (11,767)                  (1,234)
 Other                                      190                        --                       --
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (249,462,433)              (20,129,599)              (1,287,759)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets                        (29,624,420)               (7,932,369)                 241,440
NET ASSETS:
 Beginning of year                2,216,727,164               144,387,367                9,000,416
                               ----------------            --------------            -------------
 End of year                     $2,187,102,744              $136,454,998               $9,241,856
                               ================            ==============            =============

                                       FRANKLIN                  FRANKLIN             FRANKLIN
                                    SMALL-MID CAP               SMALL CAP             STRATEGIC
                                        GROWTH                    VALUE                INCOME
                                   SECURITIES FUND           SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(5,236,569)                $(791,239)          $28,750,209
 Net realized gain (loss) on
  security transactions                   (831,378)               (2,331,229)            8,391,037
 Net realized gain on
  distributions                                 --                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           72,583,303                19,173,945            47,390,303
                                    --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            66,515,356                16,051,477            84,531,549
                                    --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                               2,467,022                 2,368,401            13,165,762
 Net transfers                          10,411,079                42,730,493            70,043,206
 Surrenders for benefit
  payments and fees                    (37,558,725)               (8,398,520)         (125,826,402)
 Net annuity transactions                   24,408                    22,865                29,838
 Other                                          --                        --                   237
                                    --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,656,216)               36,723,239           (42,587,359)
                                    --------------            --------------       ---------------
 Net increase (decrease) in
  net assets                            41,859,140                52,774,716            41,944,190
NET ASSETS:
 Beginning of year                     289,505,463                55,570,910           925,656,939
                                    --------------            --------------       ---------------
 End of year                          $331,364,603              $108,345,626          $967,601,129
                                    ==============            ==============       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING
                                 MUTUAL SHARES                 MARKETS
                                SECURITIES FUND            SECURITIES FUND
                                  SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(1,960,029)                $(186,532)
 Net realized gain (loss) on
  security transactions              (25,044,050)                7,070,260
 Net realized gain on
  distributions                               --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        134,188,163                22,808,917
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         107,184,084                29,692,645
                                ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                            14,979,750                 2,470,673
 Net transfers                       (29,735,523)                1,108,050
 Surrenders for benefit
  payments and fees                 (145,219,849)              (26,261,744)
 Net annuity transactions                 67,774                   (11,911)
 Other                                        --                        --
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (159,907,848)              (22,694,932)
                                ----------------            --------------
 Net increase (decrease) in
  net assets                         (52,723,764)                6,997,713
NET ASSETS:
 Beginning of year                 1,274,585,592               235,582,011
                                ----------------            --------------
 End of year                      $1,221,861,828              $242,579,724
                                ================            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TEMPLETON               TEMPLETON              TEMPLETON
                                      FOREIGN              GLOBAL ASSET               GROWTH
                                  SECURITIES FUND         ALLOCATION FUND        SECURITIES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (13)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $146,127               $249,414             $(2,202,542)
 Net realized gain (loss) on
  security transactions                (6,439,586)            (7,640,707)            (30,006,449)
 Net realized gain on
  distributions                                --                454,059                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          31,390,791              7,129,692              60,443,374
                                   --------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           25,097,332                192,458              28,234,383
                                   --------------          -------------          --------------
UNIT TRANSACTIONS:
 Purchases                              5,563,102                 83,130               6,308,509
 Net transfers                          1,177,584             (8,015,020)            (22,329,419)
 Surrenders for benefit
  payments and fees                   (56,267,576)              (627,888)            (68,189,678)
 Net annuity transactions                 (28,809)                (2,052)                (18,066)
 Other                                         --                     --                      --
                                   --------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (49,555,699)            (8,561,830)            (84,228,654)
                                   --------------          -------------          --------------
 Net increase (decrease) in
  net assets                          (24,458,367)            (8,369,372)            (55,994,271)
NET ASSETS:
 Beginning of year                    464,064,550              8,369,372             634,592,844
                                   --------------          -------------          --------------
 End of year                         $439,606,183                   $ --            $578,598,573
                                   ==============          =============          ==============

                                                             FRANKLIN               FRANKLIN
                                       MUTUAL                FLEX CAP               LARGE CAP
                                  GLOBAL DISCOVERY            GROWTH                  VALUE
                                  SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,753,624)             $(961,410)               $33,697
 Net realized gain (loss) on
  security transactions                (4,106,194)              (209,409)               (82,224)
 Net realized gain on
  distributions                                --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          65,200,846              8,212,086              3,060,188
                                   --------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           58,341,028              7,041,267              3,011,661
                                   --------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                              6,969,643                398,657                203,946
 Net transfers                            361,769              2,153,519              3,850,265
 Surrenders for benefit
  payments and fees                   (62,603,169)            (6,121,334)            (2,841,756)
 Net annuity transactions                  74,758                (11,968)                (1,618)
 Other                                        332                     --                     --
                                   --------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (55,196,667)            (3,581,126)             1,210,837
                                   --------------          -------------          -------------
 Net increase (decrease) in
  net assets                            3,144,361              3,460,141              4,222,498
NET ASSETS:
 Beginning of year                    622,592,616             57,258,381             26,397,874
                                   --------------          -------------          -------------
 End of year                         $625,736,977            $60,718,522            $30,620,372
                                   ==============          =============          =============

(13) Effective April 30, 2010 Templeton Global Asset Allocation Fund was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       TEMPLETON            HARTFORD
                                      GLOBAL BOND           ADVISERS
                                    SECURITIES FUND         HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(180,027)            $(4,088)
 Net realized gain (loss) on
  security transactions                      78,545             103,888
 Net realized gain on
  distributions                             310,394                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13,534,727           1,178,047
                                     --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             13,743,639           1,277,847
                                     --------------       -------------
UNIT TRANSACTIONS:
 Purchases                               11,042,453             789,267
 Net transfers                           20,441,647           1,839,067
 Surrenders for benefit
  payments and fees                      (7,680,456)           (814,862)
 Net annuity transactions                        --                  --
 Other                                           --                (250)
                                     --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      23,803,644           1,813,222
                                     --------------       -------------
 Net increase (decrease) in
  net assets                             37,547,283           3,091,069
NET ASSETS:
 Beginning of year                       98,263,968          10,831,382
                                     --------------       -------------
 End of year                           $135,811,251         $13,922,451
                                     ==============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD             HARTFORD
                                   TOTAL               CAPITAL              DIVIDEND
                                RETURN BOND          APPRECIATION          AND GROWTH
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $20,153,372          $(4,825,810)          $2,739,668
 Net realized gain (loss) on
  security transactions               995,188            4,227,570              719,449
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      17,169,107          105,999,633           48,664,020
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       38,317,667          105,401,393           52,123,137
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         52,771,343           42,784,565           31,690,132
 Net transfers                     87,280,917           45,067,542           49,656,607
 Surrenders for benefit
  payments and fees               (46,907,358)         (45,495,513)         (28,658,556)
 Net annuity transactions                (148)                (818)                (151)
 Other                                     --                   --                   --
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                93,144,754           42,355,776           52,688,032
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      131,462,421          147,757,169          104,811,169
NET ASSETS:
 Beginning of year                593,460,287          659,065,133          396,534,660
                               --------------       --------------       --------------
 End of year                     $724,922,708         $806,822,302         $501,345,829
                               ==============       ==============       ==============

                                                                                HARTFORD
                                     HARTFORD               HARTFORD          DISCIPLINED
                                 GLOBAL RESEARCH         GLOBAL GROWTH           EQUITY
                                     HLS FUND               HLS FUND            HLS FUND
                                 SUB-ACCOUNT (14)         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,329)               $(19,737)           $(108,661)
 Net realized gain (loss) on
  security transactions                  4,987                  32,014              282,034
 Net realized gain on
  distributions                             --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           79,736                 157,735           11,594,560
                                    ----------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            82,394                 170,012           11,767,933
                                    ----------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                              74,679                 111,206            7,198,811
 Net transfers                          58,349                 149,607           11,287,558
 Surrenders for benefit
  payments and fees                    (56,137)                (84,667)          (5,186,718)
 Net annuity transactions                   --                      --                   --
 Other                                      --                      --                   --
                                    ----------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     76,891                 176,146           13,299,651
                                    ----------            ------------       --------------
 Net increase (decrease) in
  net assets                           159,285                 346,158           25,067,584
NET ASSETS:
 Beginning of year                     578,301               1,501,314           78,491,692
                                    ----------            ------------       --------------
 End of year                          $737,586              $1,847,472         $103,559,276
                                    ==========            ============       ==============

(14) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          HARTFORD
                                      HARTFORD             GROWTH
                                       GROWTH          OPPORTUNITIES
                                      HLS FUND            HLS FUND
                                  SUB-ACCOUNT (15)      SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(212,966)        $(2,206,480)
 Net realized gain (loss) on
  security transactions                   496,988             759,267
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,340,788          25,902,224
                                    -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,624,810          24,455,011
                                    -------------      --------------
UNIT TRANSACTIONS:
 Purchases                              1,425,644          10,999,270
 Net transfers                          5,097,662          13,627,122
 Surrenders for benefit
  payments and fees                    (1,457,210)         (8,536,912)
 Net annuity transactions                      --                  --
 Other                                         --                  --
                                    -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,066,096          16,089,480
                                    -------------      --------------
 Net increase (decrease) in
  net assets                            8,690,906          40,544,491
NET ASSETS:
 Beginning of year                     15,634,716         133,087,759
                                    -------------      --------------
 End of year                          $24,325,622        $173,632,250
                                    =============      ==============

(15) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            HARTFORD
                                 HARTFORD              HARTFORD           INTERNATIONAL
                                HIGH YIELD              INDEX             OPPORTUNITIES
                                 HLS FUND              HLS FUND             HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT (16)     SUB-ACCOUNT (17)
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(438,828)             $1,325               $(61,447)
 Net realized gain (loss) on
  security transactions              134,561                  19                 49,635
 Net realized gain on
  distributions                           --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,320,151              11,619              3,856,181
                               -------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       6,015,884              12,963              3,844,369
                               -------------          ----------          -------------
UNIT TRANSACTIONS:
 Purchases                         6,656,197              89,700              1,684,568
 Net transfers                    17,613,415              14,529              1,940,181
 Surrenders for benefit
  payments and fees               (3,743,851)                 (3)            (1,620,868)
 Net annuity transactions                 --                  --                     --
 Other                                    95                  --                     --
                               -------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               20,525,856             104,226              2,003,881
                               -------------          ----------          -------------
 Net increase (decrease) in
  net assets                      26,541,740             117,189              5,848,250
NET ASSETS:
 Beginning of year                33,366,703                  --             28,106,203
                               -------------          ----------          -------------
 End of year                     $59,908,443            $117,189            $33,954,453
                               =============          ==========          =============

                                     HARTFORD
                                   SMALL/MID CAP          HARTFORD                HARTFORD
                                      EQUITY            MONEY MARKET            SMALL COMPANY
                                     HLS FUND             HLS FUND                HLS FUND
                                 SUB-ACCOUNT (18)       SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(86,084)         $(15,653,112)             $(197,835)
 Net realized gain (loss) on
  security transactions                  411,083                    --                482,580
 Net realized gain on
  distributions                               --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,857,223                    --              2,186,182
                                   -------------      ----------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,182,222           (15,653,112)             2,470,927
                                   -------------      ----------------          -------------
UNIT TRANSACTIONS:
 Purchases                               332,836            21,649,359                461,320
 Net transfers                          (203,006)          192,874,079             (1,293,800)
 Surrenders for benefit
  payments and fees                     (420,416)         (467,491,141)              (789,300)
 Net annuity transactions                     --               274,728                     --
 Other                                        --                    --                     --
                                   -------------      ----------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (290,586)         (252,692,975)            (1,621,780)
                                   -------------      ----------------          -------------
 Net increase (decrease) in
  net assets                           1,891,636          (268,346,087)               849,147
NET ASSETS:
 Beginning of year                     9,718,275         1,000,952,621             12,865,101
                                   -------------      ----------------          -------------
 End of year                         $11,609,911          $732,606,534            $13,714,248
                                   =============      ================          =============

(16) Funded as of March 8, 2010.

(17) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(18) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                   SMALLCAP GROWTH              STOCK
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(84,249)               $(10,084)
 Net realized gain (loss) on
  security transactions                    20,517                  29,811
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,688,405                 214,678
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,624,673                 234,405
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                125,715                   1,195
 Net transfers                          2,910,253                (156,957)
 Surrenders for benefit
  payments and fees                      (213,732)               (127,589)
 Net annuity transactions                      --                      --
 Other                                         --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,822,236                (283,351)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            4,446,909                 (48,946)
NET ASSETS:
 Beginning of year                      3,723,172               2,244,934
                                     ------------            ------------
 End of year                           $8,170,081              $2,195,988
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                   U.S. GOVERNMENT             HARTFORD              AMERICAN FUNDS
                                     SECURITIES                  VALUE              ASSET ALLOCATION
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (19)(20)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,619,753                  $21,464                  $32,788
 Net realized gain (loss) on
  security transactions                   (55,947)               1,931,773                  327,008
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (518,050)                 668,972                3,598,634
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,045,756                2,622,209                3,958,430
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,522,217                1,325,166                1,371,267
 Net transfers                          5,740,551                1,229,270                4,133,460
 Surrenders for benefit
  payments and fees                    (4,173,190)              (1,068,364)              (2,171,368)
 Net annuity transactions                      --                       --                     (332)
 Other                                         --                       --                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,089,578                1,486,072                3,333,027
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            4,135,334                4,108,281                7,291,457
NET ASSETS:
 Beginning of year                     43,863,750               19,533,865               38,878,300
                                    -------------            -------------            -------------
 End of year                          $47,999,084              $23,642,146              $46,169,757
                                    =============            =============            =============

                                   AMERICAN FUNDS
                                      BLUE CHIP
                                     INCOME AND              AMERICAN FUNDS           AMERICAN FUNDS
                                       GROWTH                     BOND                  GLOBAL BOND
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $300,130                $1,123,277                $(202,713)
 Net realized gain (loss) on
  security transactions                   496,529                   247,484                   67,363
 Net realized gain on
  distributions                                --                        --                   26,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,690,832                 5,544,727                1,102,223
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,487,491                 6,915,488                  993,868
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,031,281                 9,824,843                1,144,352
 Net transfers                          1,774,218                11,938,903                  499,963
 Surrenders for benefit
  payments and fees                    (1,326,819)              (10,411,588)              (2,475,618)
 Net annuity transactions                      --                    (2,569)                      --
 Other                                         --                        --                       --
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,478,680                11,349,589                 (831,303)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                            3,966,171                18,265,077                  162,565
NET ASSETS:
 Beginning of year                     23,912,534               148,368,692               33,795,357
                                    -------------            --------------            -------------
 End of year                          $27,878,705              $166,633,769              $33,957,922
                                    =============            ==============            =============

(19) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(20) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME              GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $148,869                $(217,910)
 Net realized gain (loss) on
  security transactions                  1,173,874                  252,003
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,959,384                2,529,093
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,282,127                2,563,186
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               1,597,087                  989,465
 Net transfers                          (2,069,313)                 548,728
 Surrenders for benefit
  payments and fees                     (4,209,150)              (1,137,924)
 Net annuity transactions                     (399)                      --
 Other                                          --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,681,775)                 400,269
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             1,600,352                2,963,455
NET ASSETS:
 Beginning of year                      75,088,531               26,727,214
                                     -------------            -------------
 End of year                           $76,688,883              $29,690,669
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL             AMERICAN FUNDS            AMERICAN FUNDS
                                   CAPITALIZATION                GROWTH                GROWTH-INCOME
                                      HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(886,816)              $(2,998,384)                $(493,576)
 Net realized gain (loss) on
  security transactions                   879,574                 1,963,001                   636,760
 Net realized gain on
  distributions                                --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,528,921                43,095,108                12,844,348
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,521,679                42,059,725                12,987,532
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              3,591,811                13,876,459                 6,116,413
 Net transfers                         (1,289,991)                5,952,406                 1,814,052
 Surrenders for benefit
  payments and fees                    (3,176,244)              (15,700,368)               (8,536,472)
 Net annuity transactions                    (968)                   (2,763)                   (2,781)
 Other                                         --                        95                        --
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (875,392)                4,125,829                  (608,788)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                            9,646,287                46,185,554                12,378,744
NET ASSETS:
 Beginning of year                     53,538,564               248,475,238               139,993,210
                                    -------------            --------------            --------------
 End of year                          $63,184,851              $294,660,792              $152,371,954
                                    =============            ==============            ==============


                                    AMERICAN FUNDS           AMERICAN FUNDS           LORD ABBETT
                                    INTERNATIONAL               NEW WORLD             FUNDAMENTAL
                                       HLS FUND                 HLS FUND              EQUITY FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT (21)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,065,622)               $(387,734)                 $(67)
 Net realized gain (loss) on
  security transactions                    877,091                  222,063                   615
 Net realized gain on
  distributions                            596,098                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,447,933                8,108,779                37,290
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,855,500                7,943,108                37,838
                                    --------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              12,058,076                3,123,769               188,643
 Net transfers                          17,264,638                2,674,614                73,269
 Surrenders for benefit
  payments and fees                     (9,838,971)              (2,699,689)                   --
 Net annuity transactions                   (1,411)                      --                    --
 Other                                          --                       --                    59
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     19,482,332                3,098,694               261,971
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets                            30,337,832               11,041,802               299,809
NET ASSETS:
 Beginning of year                     165,985,999               51,022,990                 7,609
                                    --------------            -------------            ----------
 End of year                          $196,323,831              $62,064,792              $307,418
                                    ==============            =============            ==========

(21) Formerly Lord Abbett All Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      LORD ABBETT              LORD ABBETT
                                   CAPITAL STRUCTURE         BOND-DEBENTURE
                                         FUND                     FUND
                                   SUB-ACCOUNT (22)            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $196,476               $3,359,122
 Net realized gain (loss) on
  security transactions                     47,935                  228,896
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,368,348                3,971,013
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,612,759                7,559,031
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 813,273                1,528,743
 Net transfers                           1,374,526                3,266,432
 Surrenders for benefit
  payments and fees                       (722,211)              (6,946,791)
 Net annuity transactions                       --                       --
 Other                                        (250)                      --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,465,338               (2,151,616)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             3,078,097                5,407,415
NET ASSETS:
 Beginning of year                      10,848,407               73,176,274
                                     -------------            -------------
 End of year                           $13,926,504              $78,583,689
                                     =============            =============

(22) Formerly Lord Abbett America's Value Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                LORD ABBETT
                                 GROWTH &
                                  INCOME             MFS CORE           MFS GROWTH
                                   FUND            EQUITY SERIES          SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(121,445)          $(122,367)          $(872,820)
 Net realized gain (loss) on
  security transactions               25,917            (799,022)         (1,040,083)
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,112,576           3,910,368           8,647,251
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,017,048           2,988,979           6,734,348
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                           245,296             252,676             878,588
 Net transfers                     1,357,174            (355,751)          2,271,184
 Surrenders for benefit
  payments and fees                 (651,333)         (3,524,111)         (7,873,666)
 Net annuity transactions                 --               7,968              24,485
 Other                                    --                  --                  --
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  951,137          (3,619,218)         (4,699,409)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       2,968,185            (630,239)          2,034,939
NET ASSETS:
 Beginning of year                12,347,559          22,258,659          54,840,968
                               -------------       -------------       -------------
 End of year                     $15,315,744         $21,628,420         $56,875,907
                               =============       =============       =============


                                                                        MFS INVESTORS
                                MFS GLOBAL            MFS HIGH              GROWTH
                               EQUITY SERIES       INCOME SERIES         STOCK SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(181,224)         $13,703,300            $(677,390)
 Net realized gain (loss) on
  security transactions             (139,425)           2,863,222             (276,402)
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,501,014           12,340,036            5,798,348
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,180,365           28,906,558            4,844,556
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           201,383            1,489,692              359,358
 Net transfers                        10,718           29,008,814           (4,399,129)
 Surrenders for benefit
  payments and fees               (2,983,987)         (37,923,465)          (8,818,615)
 Net annuity transactions             (5,419)             (56,494)              77,599
 Other                                    --                   --                   --
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,777,305)          (7,481,453)         (12,780,787)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                        (596,940)          21,425,105           (7,936,231)
NET ASSETS:
 Beginning of year                24,208,687          242,007,067           59,297,756
                               -------------       --------------       --------------
 End of year                     $23,611,747         $263,432,172          $51,361,525
                               =============       ==============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                MFS INVESTORS        MFS MID CAP
                                 TRUST SERIES       GROWTH SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,204,274)        $(1,733,966)
 Net realized gain (loss) on
  security transactions             (2,752,586)           (927,387)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       36,230,905          24,915,815
                                --------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        31,274,045          22,254,462
                                --------------      --------------
UNIT TRANSACTIONS:
 Purchases                           2,606,058             797,166
 Net transfers                      (7,151,516)         14,967,886
 Surrenders for benefit
  payments and fees                (44,722,263)        (12,917,404)
 Net annuity transactions               15,881              (7,940)
 Other                                      --                  --
                                --------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (49,251,840)          2,839,708
                                --------------      --------------
 Net increase (decrease) in
  net assets                       (17,977,795)         25,094,170
NET ASSETS:
 Beginning of year                 373,439,008          83,348,406
                                --------------      --------------
 End of year                      $355,461,213        $108,442,576
                                ==============      ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      MFS NEW             MFS TOTAL            MFS VALUE
                                  DISCOVERY SERIES      RETURN SERIES            SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(4,573,608)          $11,075,673           $(758,953)
 Net realized gain (loss) on
  security transactions                (2,347,360)          (18,436,544)         (2,574,740)
 Net realized gain on
  distributions                                --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          78,918,174            88,482,804          37,261,215
                                   --------------      ----------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           71,997,206            81,121,933          33,927,522
                                   --------------      ----------------      --------------
UNIT TRANSACTIONS:
 Purchases                              1,967,554             9,128,175          10,488,948
 Net transfers                        (13,542,581)            1,776,593          20,577,206
 Surrenders for benefit
  payments and fees                   (31,833,466)         (142,064,263)        (35,999,959)
 Net annuity transactions                 (24,277)              127,737               6,216
 Other                                         --                  (250)                 --
                                   --------------      ----------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (43,432,770)         (131,032,008)         (4,927,589)
                                   --------------      ----------------      --------------
 Net increase (decrease) in
  net assets                           28,564,436           (49,910,075)         28,999,933
NET ASSETS:
 Beginning of year                    251,682,405         1,108,001,544         349,973,875
                                   --------------      ----------------      --------------
 End of year                         $280,246,841        $1,058,091,469        $378,973,808
                                   ==============      ================      ==============

                                MFS RESEARCH           MFS RESEARCH           MFS RESEARCH
                                BOND SERIES        INTERNATIONAL SERIES          SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,322,567               $(83,930)             $(122,410)
 Net realized gain (loss) on
  security transactions               881,242             (1,748,773)               131,652
 Net realized gain on
  distributions                       909,571                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      10,363,816              6,254,773              4,314,386
                               --------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       15,477,196              4,422,070              4,323,628
                               --------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                         18,151,007                473,579                403,713
 Net transfers                     84,239,184               (882,617)               192,578
 Surrenders for benefit
  payments and fees               (39,748,638)            (6,391,848)            (4,266,625)
 Net annuity transactions              21,843                     --                     --
 Other                                     --                     --                     --
                               --------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                62,663,396             (6,800,886)            (3,670,334)
                               --------------          -------------          -------------
 Net increase (decrease) in
  net assets                       78,140,592             (2,378,816)               653,294
NET ASSETS:
 Beginning of year                254,666,493             57,768,376             34,627,175
                               --------------          -------------          -------------
 End of year                     $332,807,085            $55,389,560            $35,280,469
                               ==============          =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         BLACKROCK                 BLACKROCK
                                          GLOBAL                   LARGE CAP
                                  OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND
                                     SUB-ACCOUNT (23)             SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(9,844)                   $(9,784)
 Net realized gain (loss) on
  security transactions                      12,298                     23,994
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                60,365                    143,004
                                        -----------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 62,819                    157,214
                                        -----------               ------------
UNIT TRANSACTIONS:
 Purchases                                       10                         10
 Net transfers                              (95,049)                   (24,723)
 Surrenders for benefit
  payments and fees                        (100,995)                  (104,452)
 Net annuity transactions                        --                         --
 Other                                           --                         --
                                        -----------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (196,034)                  (129,165)
                                        -----------               ------------
 Net increase (decrease) in
  net assets                               (133,215)                    28,049
NET ASSETS:
 Beginning of year                          891,650                  1,221,554
                                        -----------               ------------
 End of year                               $758,435                 $1,249,603
                                        ===========               ============

(23) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO                                      INVESCO
                                VAN KAMPEN V. I.        UIF MID CAP         VAN KAMPEN V. I.
                                 INTERNATIONAL            GROWTH                 MID CAP
                                 GROWTH EQUITY           PORTFOLIO             VALUE FUND
                                SUB-ACCOUNT (24)     SUB-ACCOUNT (25)       SUB-ACCOUNT (26)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,546)             $(377,479)              $(88,612)
 Net realized gain (loss) on
  security transactions                (1,601)             1,263,252                334,630
 Net realized gain on
  distributions                            --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          33,177              6,305,699              2,784,756
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           30,030              7,191,472              3,030,774
                                   ----------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 --                661,955                525,462
 Net transfers                         67,360             (1,494,687)              (281,605)
 Surrenders for benefit
  payments and fees                   (10,234)            (1,827,750)              (925,288)
 Net annuity transactions                  --                     --                     --
 Other                                     --                     --                     --
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    57,126             (2,660,482)              (681,431)
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets                           87,156              4,530,990              2,349,343
NET ASSETS:
 Beginning of year                    409,278             25,455,912             14,588,118
                                   ----------          -------------          -------------
 End of year                         $496,434            $29,986,902            $16,937,461
                                   ==========          =============          =============

                                                      MORGAN STANLEY --    MORGAN STANLEY --
                                MORGAN STANLEY --          CAPITAL              MID CAP
                                   FOCUS GROWTH         OPPORTUNITIES            GROWTH
                                    PORTFOLIO             PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(17,093)             $(52,569)           $(12,930)
 Net realized gain (loss) on
  security transactions                  30,970                 7,263               5,578
 Net realized gain on
  distributions                              --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           225,558               756,396             210,401
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            239,435               711,090             203,049
                                   ------------          ------------          ----------
UNIT TRANSACTIONS:
 Purchases                                7,000                18,865                 315
 Net transfers                            5,586              (301,623)            (56,156)
 Surrenders for benefit
  payments and fees                     (37,391)             (230,618)            (34,816)
 Net annuity transactions                    --                    --                  --
 Other                                       --                    --                  --
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,805)             (513,376)            (90,657)
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets                            214,630               197,714             112,392
NET ASSETS:
 Beginning of year                      935,934             3,200,877             734,230
                                   ------------          ------------          ----------
 End of year                         $1,150,564            $3,398,591            $846,622
                                   ============          ============          ==========

(24) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

(25) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(26) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        INVESCO V.I. SELECT
                                  MORGAN STANLEY --          DIMENSIONS
                                   FLEXIBLE INCOME            DIVIDEND
                                      PORTFOLIO           GROWTH PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (27)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $33,417                  $(473)
 Net realized gain (loss) on
  security transactions                    8,031                 (5,544)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             13,497                 21,783
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              54,945                 15,766
                                      ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                     4                     --
 Net transfers                           (53,963)               (17,648)
 Surrenders for benefit
  payments and fees                      (24,376)                (5,828)
 Net annuity transactions                     --                     --
 Other                                        --                     --
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (78,335)               (23,476)
                                      ----------             ----------
 Net increase (decrease) in
  net assets                             (23,390)                (7,710)
NET ASSETS:
 Beginning of year                       803,795                199,849
                                      ----------             ----------
 End of year                            $780,405               $192,139
                                      ==========             ==========

(27) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                      CAPITAL                OPPENHEIMER             OPPENHEIMER
                                    APPRECIATION          GLOBAL SECURITIES          MAIN STREET
                                      FUND/VA                  FUND/VA                 FUND/VA
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(45,713)                $(93,776)               $(14,683)
 Net realized gain (loss) on
  security transactions                   86,584                  707,620                  76,705
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            136,581                3,359,537                 230,485
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             177,452                3,973,381                 292,507
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                31,268                  476,163                 192,591
 Net transfers                          (238,320)                (387,722)                 58,090
 Surrenders for benefit
  payments and fees                     (153,204)              (2,128,369)               (180,317)
 Net annuity transactions                     --                       --                      --
 Other                                        --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (360,256)              (2,039,928)                 70,364
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (182,804)               1,933,453                 362,871
NET ASSETS:
 Beginning of year                     2,983,346               30,069,311               2,174,143
                                    ------------            -------------            ------------
 End of year                          $2,800,542              $32,002,764              $2,537,014
                                    ============            =============            ============

                                OPPENHEIMER
                                MAIN STREET             OPPENHEIMER          PUTNAM VT
                                 SMALL CAP                 VALUE            DIVERSIFIED
                                  FUND/VA                 FUND/VA           INCOME FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(343,644)                $(9,515)         $13,602,268
 Net realized gain (loss) on
  security transactions              601,935                  86,971              517,195
 Net realized gain on
  distributions                           --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      5,799,114                  86,982           (3,184,933)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       6,057,405                 164,438           10,934,530
                               -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                           426,784                  31,462            2,165,087
 Net transfers                    (1,048,689)               (408,257)            (797,196)
 Surrenders for benefit
  payments and fees               (1,890,308)               (196,518)          (6,823,147)
 Net annuity transactions                 --                      --                   --
 Other                                    --                      --                   --
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,512,213)               (573,313)          (5,455,256)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets                       3,545,192                (408,875)           5,479,274
NET ASSETS:
 Beginning of year                29,411,750               1,798,331          101,820,907
                               -------------            ------------       --------------
 End of year                     $32,956,942              $1,389,456         $107,300,181
                               =============            ============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      PUTNAM VT               PUTNAM VT
                                     GLOBAL ASSET           INTERNATIONAL
                                   ALLOCATION FUND            VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (28)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $278,966                 $25,336
 Net realized gain (loss) on
  security transactions                       788                  44,096
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             583,397                  10,044
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              863,151                  79,476
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                116,209                  51,916
 Net transfers                            170,035                     688
 Surrenders for benefit
  payments and fees                      (237,153)               (117,051)
 Net annuity transactions                      --                      --
 Other                                         --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        49,091                 (64,447)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              912,242                  15,029
NET ASSETS:
 Beginning of year                      6,730,516               1,399,090
                                     ------------            ------------
 End of year                           $7,642,758              $1,414,119
                                     ============            ============

(28) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT                                      PUTNAM VT
                                   INTERNATIONAL             PUTNAM VT              SMALL CAP
                                    EQUITY FUND           INVESTORS FUND            VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (29)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $25,899                   $27                 $(28,086)
 Net realized gain (loss) on
  security transactions                    5,187                   296                    1,380
 Net realized gain on
  distributions                               --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             69,502                 5,571                  425,752
                                    ------------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             100,588                 5,894                  399,046
                                    ------------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                                35,472                 5,032                   39,563
 Net transfers                             4,166                42,214                  396,202
 Surrenders for benefit
  payments and fees                     (240,715)                 (499)                (162,511)
 Net annuity transactions                     --                    --                       --
 Other                                        --                    --                       --
                                    ------------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (201,077)               46,747                  273,254
                                    ------------             ---------             ------------
 Net increase (decrease) in
  net assets                            (100,489)               52,641                  672,300
NET ASSETS:
 Beginning of year                     1,630,606                    --                1,560,968
                                    ------------             ---------             ------------
 End of year                          $1,530,117               $52,641               $2,233,268
                                    ============             =========             ============

                                                          PUTNAM VT           JENNISON 20/20
                                    PUTNAM VT               EQUITY                FOCUS
                                   VOYAGER FUND          INCOME FUND            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $788                  $275               $(8,717)
 Net realized gain (loss) on
  security transactions                  1,089                   527                 1,940
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           55,217                37,809                34,009
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            57,094                38,611                27,232
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             342,816               177,710                    84
 Net transfers                         118,173               279,804                18,520
 Surrenders for benefit
  payments and fees                     (8,971)               (7,660)              (26,921)
 Net annuity transactions                   --                    --                    --
 Other                                      --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    452,018               449,854                (8,317)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           509,112               488,465                18,915
NET ASSETS:
 Beginning of year                       4,805                   854               504,354
                                    ----------            ----------            ----------
 End of year                          $513,917              $489,319              $523,269
                                    ==========            ==========            ==========

(29) Funded as of March 3, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                      JENNISON               VALUE
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,131)              $(4,321)
 Net realized gain (loss) on
  security transactions                    (881)                  112
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,362                37,414
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,350                33,205
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    84
 Net transfers                             (312)                   --
 Surrenders for benefit
  payments and fees                     (19,420)                 (503)
 Net annuity transactions                    --                    --
 Other                                       --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (19,732)                 (419)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (11,382)               32,786
NET ASSETS:
 Beginning of year                      118,032               292,267
                                     ----------            ----------
 End of year                           $106,650              $325,053
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                                       WELLS FARGO
                                  VAN KAMPEN V. I.             INVESCO               ADVANTAGE VT
                                     GROWTH AND            VAN KAMPEN V. I.          INDEX ASSET
                                     INCOME FUND            COMSTOCK FUND          ALLOCATION FUND
                                  SUB-ACCOUNT (30)         SUB-ACCOUNT (31)        SUB-ACCOUNT (32)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(561,566)               $(45,503)                $(2,046)
 Net realized gain (loss) on
  security transactions                   322,113                 (56,388)                (13,321)
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,120,481                 477,380                 123,680
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,881,028                 375,489                 108,313
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,012,496                     578                      --
 Net transfers                          2,734,378                 (31,967)                  1,272
 Surrenders for benefit
  payments and fees                    (3,584,236)               (149,935)                (96,837)
 Net annuity transactions                      --                      --                      --
 Other                                         --                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       162,638                (181,324)                (95,565)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            6,043,666                 194,165                  12,748
NET ASSETS:
 Beginning of year                     49,876,282               2,910,971               1,046,224
                                    -------------            ------------            ------------
 End of year                          $55,919,948              $3,105,136              $1,058,972
                                    =============            ============            ============

                                     WELLS FARGO              WELLS FARGO
                                    ADVANTAGE VT              ADVANTAGE VT
                                    TOTAL RETURN               INTRINSIC
                                      BOND FUND                VALUE FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (33)(34)
-----------------------------  -------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $107,920                 $(32,257)
 Net realized gain (loss) on
  security transactions                     1,625                 (199,550)
 Net realized gain on
  distributions                           205,496                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              36,996                  601,652
                                    -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              352,037                  369,845
                                    -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 19,147                    1,577
 Net transfers                           (199,878)                 (50,138)
 Surrenders for benefit
  payments and fees                      (871,025)                (325,867)
 Net annuity transactions                      --                       --
 Other                                         --                       --
                                    -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,051,756)                (374,428)
                                    -------------             ------------
 Net increase (decrease) in
  net assets                             (699,719)                  (4,583)
NET ASSETS:
 Beginning of year                      7,296,678                3,423,848
                                    -------------             ------------
 End of year                           $6,596,959               $3,419,265
                                    =============             ============

(30) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(31) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(32) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(33) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(34) Effective July 16, 2010 Wells Fargo Advantage VT Equity Income Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     WELLS FARGO              WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                    INTERNATIONAL                MONEY
                                     EQUITY FUND              MARKET FUND
                                   SUB-ACCOUNT (35)        SUB-ACCOUNT (36)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(20,087)                $(26,101)
 Net realized gain (loss) on
  security transactions                (1,176,469)                      --
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,428,875                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              232,319                  (26,101)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  1,607                       --
 Net transfers                            (76,079)              (4,037,048)
 Surrenders for benefit
  payments and fees                      (127,581)                (279,274)
 Net annuity transactions                      --                       --
 Other                                         --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (202,053)              (4,316,322)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                               30,266               (4,342,423)
NET ASSETS:
 Beginning of year                      1,856,144                4,342,423
                                     ------------            -------------
 End of year                           $1,886,410                     $ --
                                     ============            =============

(35) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(36) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO            ADVANTAGE VT
                                     SMALL CAP              ADVANTAGE VT            SMALL CAP
                                    GROWTH FUND            DISCOVERY FUND           VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (37)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(56,429)               $(28,651)              $(1,685)
 Net realized gain (loss) on
  security transactions                  (51,646)                 17,915                (5,648)
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            767,139                 448,581                91,361
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             659,064                 437,845                84,028
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 4,323                  10,151                 4,035
 Net transfers                          (142,803)                268,821                22,810
 Surrenders for benefit
  payments and fees                     (295,774)                (98,684)              (89,681)
 Net annuity transactions                     --                      --                    --
 Other                                        --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (434,254)                180,288               (62,836)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             224,810                 618,133                21,192
NET ASSETS:
 Beginning of year                     3,049,986               1,272,221               566,482
                                    ------------            ------------            ----------
 End of year                          $3,274,796              $1,890,354              $587,674
                                    ============            ============            ==========

                                                          WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT
                                   ADVANTAGE VT              CORE
                                 OPPORTUNITY FUND         EQUITY FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (38)
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,106)                $(506)
 Net realized gain (loss) on
  security transactions                   (874)               (6,716)
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           45,585                11,836
                                    ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            42,605                 4,614
                                    ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                  --                    --
 Net transfers                         131,795                    --
 Surrenders for benefit
  payments and fees                    (14,458)               (5,929)
 Net annuity transactions                   --                    --
 Other                                      --                    --
                                    ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    117,337                (5,929)
                                    ----------             ---------
 Net increase (decrease) in
  net assets                           159,942                (1,315)
NET ASSETS:
 Beginning of year                     147,847                54,331
                                    ----------             ---------
 End of year                          $307,789               $53,016
                                    ==========             =========

(37) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

(38) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with newly created Wells Fargo Advantage VT Core Equity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, American Century VP Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Basic Value Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund (merged with Invesco Van Kampen V. I. International Growth Equity Fund), Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Balanced Risk Allocation Fund (merged with Invesco V.I. Global Multi-Asset Fund), Invesco V.I. Dividend Growth Fund (merged with Invesco V.I. Select Dimensions Dividend Growth Portfolio), American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Capital Structure Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS Core Equity Series, MFS Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. Mid Cap Value Fund, Morgan Stanley Focus Growth Portfolio, Morgan Stanley Multi Cap Growth Portfolio (formerly Morgan Stanley -- Capital Opportunities Portfolio), Morgan Stanley Mid Cap Growth Portfolio, Morgan Stanley Flexible Income Portfolio, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (formerly Oppenheimer Main Street Small Cap Fund/VA), Oppenheimer Value Fund/VA,

-------------------------------------------------------------------------------

    Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO EqS Pathfinder Fund, PIMCO Global Multi-Asset Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Capital Growth Fund (merged with Invesco V.I. Large Cap Growth Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund and Wells Fargo Advantage VT Opportunity Fund (merged with Wells Fargo Advantage VT Core Equity Fund).

    During 2010 the following Sub-Accounts were liquidated: Templeton Global Asset Allocation Fund, and Wells Fargo Advantage VT Money Market Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) SUBSEQUENT EVENTS -- On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, HFSG will cease selling its individual annuity products effective April 27, 2012. In addition, HFSG is pursuing sales or other strategic alternatives for its individual life, Woodbury Financial Services and retirement plans businesses.

       Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of April 13, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

       f) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       g) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       i) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGE -- If applicable, the Sponsor Company will make deductions of a maximum rate of 3.5% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be deducted, by the Sponsor Company, from the Sub-Account's net assets each contract year. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

-------------------------------------------------------------------------------

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to 0.0% after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.   PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                        $1,269,456         $95,182
American Century VP Growth Fund                            1,007              --
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             6,615,209       8,176,530
AllianceBernstein VPS International Value
 Portfolio                                             9,094,027       6,480,701
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             6,759,144      10,731,047
AllianceBernstein VPS Value Portfolio                    601,919         444,150
AllianceBernstein VPS International Growth
 Portfolio                                             1,211,628       1,621,402
Invesco V.I. Basic Value Fund                          9,208,990      35,353,942
Invesco V.I. Capital Appreciation Fund                 5,530,758      16,761,772
Invesco V.I. Core Equity Fund                         28,718,232      76,616,775
Invesco V.I. Government Securities Fund              165,030,720     279,590,556
Invesco V.I. International Growth Fund*               30,849,252      50,935,471
Invesco V.I. Mid Cap Core Equity Fund                 31,613,965      78,355,315
Invesco V.I. Small Cap Equity Fund                    77,730,906      93,570,807
Invesco V.I. Capital Development Fund                 61,923,846      42,415,672
Invesco V.I. Balanced Risk Allocation Fund*           24,953,362      20,973,730
Invesco V.I. Dividend Growth Fund*                       223,413         255,932
American Century VP Mid Cap Value Fund                   100,605           4,820
American Funds Global Bond Fund                       94,142,374     104,363,044
American Funds Global Growth and Income Fund          32,258,335     114,962,923
American Funds Asset Allocation Fund                  64,402,847     264,282,295
American Funds Blue Chip Income and Growth Fund       41,686,407     170,401,234
American Funds Bond Fund                             130,861,378     313,278,376
American Funds Global Growth Fund                     26,871,394     119,611,689
American Funds Growth Fund                            85,403,206     617,101,007
American Funds Growth-Income Fund                     93,158,916     547,849,752
American Funds International Fund                     50,140,139     173,565,706
American Funds New World Fund                         30,425,955     125,730,163
American Funds Global Small Capitalization Fund       26,808,679     114,892,514
Wells Fargo Advantage VT Omega Growth Fund               177,244         547,871
Fidelity VIP Growth Portfolio                          8,166,120       3,665,515
Fidelity VIP Contrafund Portfolio                     14,907,362      19,029,373
Fidelity VIP Mid Cap Portfolio                        14,658,511      18,916,754
Fidelity VIP Value Strategies Portfolio                1,885,485       3,232,499

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                            $1,579,589      $1,741,973
Fidelity VIP Strategic Income Portfolio                1,115,189         372,522
Franklin Rising Dividends Securities Fund             88,004,600     167,198,661
Franklin Income Securities Fund                      238,137,820     446,278,670
Franklin Large Cap Growth Securities Fund             13,680,032      37,010,300
Franklin Global Real Estate Securities Fund            1,126,429       1,902,607
Franklin Small-Mid Cap Growth Securities Fund         56,059,574     132,332,695
Franklin Small Cap Value Securities Fund              29,876,608      59,117,031
Franklin Strategic Income Securities Fund            171,243,111     239,984,608
Mutual Shares Securities Fund                         62,661,585     245,916,823
Templeton Developing Markets Securities Fund          35,478,336      92,297,706
Templeton Foreign Securities Fund                     57,380,924     116,491,890
Templeton Growth Securities Fund                      32,343,215     127,520,707
Mutual Global Discovery Securities Fund               70,419,255     144,965,736
Franklin Flex Cap Growth Securities Fund              17,634,652      21,128,097
Franklin Large Cap Value Securities Fund               9,537,536      12,122,268
Templeton Global Bond Securities Fund                 37,661,543      27,773,532
Hartford Advisers HLS Fund                             5,546,882       3,723,080
Hartford Total Return Bond HLS Fund                  101,915,629     163,302,375
Hartford Capital Appreciation HLS Fund                87,117,977     120,652,910
Hartford Dividend and Growth HLS Fund                 46,421,318      66,469,827
Hartford Global Research HLS Fund                        432,434         241,698
Hartford Global Growth HLS Fund                          888,363         584,492
Hartford Disciplined Equity HLS Fund                   9,869,844      17,021,426
Hartford Growth HLS Fund                              12,054,988      10,654,750
Hartford Growth Opportunities HLS Fund                16,921,041      31,968,370
Hartford High Yield HLS Fund                          37,125,586      37,634,035
Hartford Index HLS Fund                                1,068,869         193,946
Hartford International Opportunities HLS Fund          7,905,354       6,205,072
Hartford Small/Mid Cap Equity HLS Fund                 4,484,144       5,367,691
Hartford Money Market HLS Fund                       759,310,319     779,138,083
Hartford Small Company HLS Fund                        9,390,171       9,532,383
Hartford SmallCap Growth HLS Fund                     13,776,185      11,244,013
Hartford Stock HLS Fund                                  487,156         836,696
Hartford U.S. Government Securities HLS Fund          28,306,229      24,430,798
Hartford Value HLS Fund                                3,680,783       3,986,454
American Funds Asset Allocation HLS Fund              12,113,261       7,006,809
American Funds Blue Chip Income and Growth HLS
 Fund                                                  5,410,943       6,371,109
American Funds Bond HLS Fund                          34,345,605      45,471,454
American Funds Global Bond HLS Fund                   13,836,424       8,385,693
American Funds Global Growth and Income HLS
 Fund                                                  5,924,478      10,984,520
American Funds Global Growth HLS Fund                  4,269,751       5,758,055
American Funds Global Small Capitalization HLS
 Fund                                                  8,735,827      13,635,175
American Funds Growth HLS Fund                        25,930,677      47,814,116
American Funds Growth-Income HLS Fund                 11,706,001      22,024,165
American Funds International HLS Fund                 30,481,689      26,373,380
American Funds New World HLS Fund                      8,850,921      17,779,834
Hartford Portfolio Diversifier HLS Fund               39,157,249         924,488
Lord Abbett Fundamental Equity Fund                    3,262,758         214,146

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Lord Abbett Capital Structure Fund                    $4,777,481      $2,785,526
Lord Abbett Bond Debenture Fund                       19,753,579      18,843,510
Lord Abbett Growth and Income Fund                     1,872,569       3,470,664
MFS Core Equity Series                                 2,365,395       5,469,471
MFS Growth Series                                     40,520,230      37,733,156
MFS Global Equity Series                               6,387,806       8,356,741
MFS High Income Series                                97,858,384     133,360,914
MFS Investors Growth Stock Series                     19,831,709      21,522,411
MFS Investors Trust Series                            23,152,685      86,404,290
MFS Mid Cap Growth Series                             13,406,157      54,154,042
MFS New Discovery Series                             117,700,079     136,804,582
MFS Total Return Series                               72,749,198     225,746,925
MFS Value Series                                      48,499,180      79,037,015
MFS Research Bond Series                             140,208,497     145,092,795
MFS Research International Series                      8,834,538      13,094,963
MFS Research Series                                   14,665,960      16,282,628
BlackRock Global Allocation V.I. Fund                    618,516           2,268
BlackRock Global Opportunities V.I. Fund                  34,205         269,644
BlackRock Large Cap Growth V.I. Fund                     296,037         436,876
BlackRock Equity Dividend V.I. Fund                    1,738,830          41,076
UIF Mid Cap Growth Portfolio                           8,802,616      10,595,026
Invesco Van Kampen V.I. Mid Cap Value Fund             3,633,876       4,518,222
Morgan Stanley Focus Growth Portfolio                  1,231,531       1,218,113
Morgan Stanley Multi Cap Growth Portfolio*               140,242         929,778
Morgan Stanley Mid Cap Growth Portfolio                1,317,668       1,211,909
Morgan Stanley Flexible Income Portfolio                 327,947         216,142
BlackRock Capital Appreciation V.I. Fund               1,586,302          19,764
Oppenheimer Capital Appreciation Fund/VA                 288,922         435,583
Oppenheimer Global Securities Fund/VA                  5,713,323       6,005,759
Oppenheimer Main Street Fund/VA                        1,955,291       1,102,584
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA*                                              3,100,343       6,904,880
Oppenheimer Value Fund/VA                                644,165         390,676
Putnam VT Diversified Income Fund                     17,061,947      24,397,944
Putnam VT Global Asset Allocation Fund                   803,338         987,533
Putnam VT International Value Fund                       184,177         130,829
Putnam VT International Equity Fund                      292,488         266,673
Putnam VT Investors Fund                                  45,568          27,222
Putnam VT Small Cap Value Fund                         2,409,712       1,538,249
Putnam VT Voyager Fund                                 1,929,070         156,832
Putnam VT Equity Income Fund                             487,804          82,555
PIMCO All Asset Fund                                     321,649           1,930
PIMCO EqS Pathfinder Fund                              1,292,531          19,056
PIMCO Global Multi-Asset Fund                            273,408             769
Jennison 20/20 Focus Portfolio                            68,196          58,339
Jennison Portfolio                                            --          66,263
Prudential Value Portfolio                                81,855         105,013
Prudential Series International Growth                    35,984             704
Invesco Van Kampen V.I. Growth and Income Fund         4,116,821       9,574,573
Invesco Van Kampen V.I. Comstock Fund                    192,742         487,455

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
------------------------------------------------------------------------
Invesco Van Kampen V.I. Capital Growth      $122,188,906    $114,607,425
 Fund*
Wells Fargo Advantage VT Index Asset              30,950         229,058
 Allocation Fund
Wells Fargo Advantage VT Total Return          1,466,439       2,229,376
 Bond Fund
Wells Fargo Advantage VT Intrinsic Value         173,941         848,073
 Fund
Wells Fargo Advantage VT International           277,549         496,854
 Equity Fund
Wells Fargo Advantage VT Small Cap               214,282         875,806
 Growth Fund
Wells Fargo Advantage VT Discovery Fund          342,304         641,947
Wells Fargo Advantage VT Small Cap Value          23,429         126,366
 Fund
Wells Fargo Advantage VT Opportunity             128,912          94,495
 Fund*

*     See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
American Century VP Value Fund                  133,548          9,676         123,872
American Century VP Growth Fund                     110             --             110
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                             586,981        779,632        (192,651)
AllianceBernstein VPS International
 Value Portfolio                              1,169,940        868,335         301,605
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                                568,428        911,175        (342,747)
AllianceBernstein VPS Value Portfolio            75,020         50,645          24,375
AllianceBernstein VPS International
 Growth Portfolio                               118,236        179,348         (61,112)
Invesco V.I. Basic Value Fund                 7,481,190     31,955,216     (24,474,026)
Invesco V.I. Capital Appreciation Fund        4,398,978     13,699,922      (9,300,944)
Invesco V.I. Core Equity Fund                 2,395,591      6,261,895      (3,866,304)
Invesco V.I. Government Securities Fund     107,974,853    205,436,607     (97,461,754)
Invesco V.I. International Growth Fund*       9,882,916     20,838,348     (10,955,432)
Invesco V.I. Mid Cap Core Equity Fund        17,150,321     43,345,511     (26,195,190)
Invesco V.I. Small Cap Equity Fund            5,334,111      6,297,297        (963,186)
Invesco V.I. Capital Development Fund         7,069,734      4,979,185       2,090,549
Invesco V.I. Balanced Risk Allocation
 Fund*                                        2,134,814      1,566,241         568,573
Invesco V.I. Dividend Growth Fund*               20,944         23,115          (2,171)
American Century VP Mid Cap Value Fund           10,899            484          10,415
American Funds Global Bond Fund               6,735,504      7,947,523      (1,212,019)
American Funds Global Growth and Income
 Fund                                         1,964,000     10,459,028      (8,495,028)
American Funds Asset Allocation Fund          3,543,375     18,631,630     (15,088,255)
American Funds Blue Chip Income and
 Growth Fund                                 28,449,586    155,321,457    (126,871,871)
American Funds Bond Fund                      7,343,492     20,783,471     (13,439,979)
American Funds Global Growth Fund             1,642,727      7,859,229      (6,216,502)
American Funds Growth Fund                    6,740,501     49,542,608     (42,802,107)
American Funds Growth-Income Fund             4,976,800     41,178,195     (36,201,395)
American Funds International Fund             3,180,935     12,058,159      (8,877,224)
American Funds New World Fund                 1,067,567      4,806,159      (3,738,592)
American Funds Global Small
 Capitalization Fund                          1,398,697      6,209,217      (4,810,520)
Wells Fargo Advantage VT Omega Growth
 Fund                                            13,687         41,527         (27,840)
Fidelity VIP Growth Portfolio                   865,130        380,723         484,407
Fidelity VIP Contrafund Portfolio             1,327,082      1,801,690        (474,608)
Fidelity VIP Mid Cap Portfolio                1,275,729      1,619,646        (343,917)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio         178,184        315,043        (136,859)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                         165,370        175,754         (10,384)
Fidelity VIP Strategic Income Portfolio          92,389         29,160          63,229
Franklin Rising Dividends Securities
 Fund                                         5,544,282     10,840,631      (5,296,349)
Franklin Income Securities Fund               8,271,366     26,433,420     (18,162,054)
Franklin Large Cap Growth Securities
 Fund                                         1,208,447      3,223,656      (2,015,209)
Franklin Global Real Estate Securities
 Fund                                            27,127        107,508         (80,381)
Franklin Small-Mid Cap Growth Securities
 Fund                                         4,931,134     11,366,735      (6,435,601)
Franklin Small Cap Value Securities Fund      3,007,327      5,982,005      (2,974,678)
Franklin Strategic Income Securities
 Fund                                         7,421,825     13,315,420      (5,893,595)
Mutual Shares Securities Fund                 3,082,133     16,259,170     (13,177,037)
Templeton Developing Markets Securities
 Fund                                         1,806,731      4,462,519      (2,655,788)
Templeton Foreign Securities Fund             4,476,435      9,003,002      (4,526,567)
Templeton Growth Securities Fund              2,282,342     10,051,803      (7,769,461)
Mutual Global Discovery Securities Fund       2,802,196      7,286,930      (4,484,734)
Franklin Flex Cap Growth Securities Fund      1,537,440      1,797,495        (260,055)
Franklin Large Cap Value Securities Fund        932,548      1,177,864        (245,316)
Templeton Global Bond Securities Fund         2,273,781      2,005,875         267,906
Hartford Advisers HLS Fund                      520,665        348,063         172,602
Hartford Total Return Bond HLS Fund           9,321,148     13,852,753      (4,531,605)
Hartford Capital Appreciation HLS Fund        8,825,888     11,832,374      (3,006,486)
Hartford Dividend and Growth HLS Fund         3,604,050      6,152,557      (2,548,507)
Hartford Global Research HLS Fund                40,352         23,473          16,879
Hartford Global Growth HLS Fund                  86,530         68,175          18,355
Hartford Disciplined Equity HLS Fund            869,792      1,607,769        (737,977)
Hartford Growth HLS Fund                      1,155,003        978,253         176,750
Hartford Growth Opportunities HLS Fund        1,886,146      3,254,130      (1,367,984)
Hartford High Yield HLS Fund                  2,421,760      2,746,874        (325,114)
Hartford Index HLS Fund                          87,382         14,461          72,921
Hartford International Opportunities HLS
 Fund                                           867,649        648,016         219,633
Hartford Small/Mid Cap Equity HLS Fund          347,978        502,457        (154,479)
Hartford Money Market HLS Fund              578,987,386    595,902,575     (16,915,189)
Hartford Small Company HLS Fund                 827,656        877,981         (50,325)
Hartford SmallCap Growth HLS Fund             1,061,302        871,544         189,758
Hartford Stock HLS Fund                          47,035         79,301         (32,266)
Hartford U.S. Government Securities HLS
 Fund                                         2,655,554      2,356,878         298,676
Hartford Value HLS Fund                         337,526        372,372         (34,846)
American Funds Asset Allocation HLS Fund      1,136,749        632,101         504,648
American Funds Blue Chip Income and
 Growth HLS Fund                                560,340        636,582         (76,242)
American Funds Bond HLS Fund                  2,862,075      4,112,822      (1,250,747)
American Funds Global Bond HLS Fund           1,138,276        709,122         429,154
American Funds Global Growth and Income
 HLS Fund                                       437,873      1,110,953        (673,080)
American Funds Global Growth HLS Fund           384,337        540,943        (156,606)
American Funds Global Small
 Capitalization HLS Fund                        857,535      1,362,251        (504,716)
American Funds Growth HLS Fund                2,651,017      4,682,444      (2,031,427)
American Funds Growth-Income HLS Fund         1,178,560      2,199,624      (1,021,064)
American Funds International HLS Fund         3,198,608      2,731,905         466,703
American Funds New World HLS Fund               825,584      1,725,653        (900,069)
Hartford Portfolio Diversifier HLS Fund       3,795,139         86,193       3,708,946

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity Fund             285,616         16,858         268,758
Lord Abbett Capital Structure Fund              402,101        234,097         168,004
Lord Abbett Bond Debenture Fund               1,190,983      1,432,081        (241,098)
Lord Abbett Growth and Income Fund              180,697        354,716        (174,019)
MFS Core Equity Series                          281,589        620,912        (339,323)
MFS Growth Series                             5,027,380      4,446,292         581,088
MFS Global Equity Series                        422,530        541,933        (119,403)
MFS High Income Series                        5,510,519      9,056,210      (3,545,691)
MFS Investors Growth Stock Series             2,685,612      2,742,039         (56,427)
MFS Investors Trust Series                    2,290,951      8,665,508      (6,374,557)
MFS Mid Cap Growth Series                     2,442,755      9,637,195      (7,194,440)
MFS New Discovery Series                      6,042,332      8,886,605      (2,844,273)
MFS Total Return Series                       4,014,340     15,693,632     (11,679,292)
MFS Value Series                              3,353,413      5,414,491      (2,061,078)
MFS Research Bond Series                     10,651,041     11,588,658        (937,617)
MFS Research International Series               637,384        976,911        (339,527)
MFS Research Series                           1,278,412      1,366,426         (88,014)
BlackRock Global Allocation V.I. Fund            62,161            108          62,053
BlackRock Global Opportunities V.I. Fund          2,092         18,982         (16,890)
BlackRock Large Cap Growth V.I. Fund             31,356         40,264          (8,908)
BlackRock Equity Dividend V.I. Fund             172,642          3,934         168,708
UIF Mid Cap Growth Portfolio                    726,444        825,798         (99,354)
Invesco Van Kampen V.I. Mid Cap Value
 Fund                                           341,667        414,049         (72,382)
Morgan Stanley Focus Growth Portfolio           146,305        144,709           1,596
Morgan Stanley Multi Cap Growth
 Portfolio*                                      26,125        157,370        (131,245)
Morgan Stanley Mid Cap Growth Portfolio         113,310        105,107           8,203
Morgan Stanley Flexible Income Portfolio         23,451         17,308           6,143
BlackRock Capital Appreciation V.I. Fund        169,938          2,085         167,853
Oppenheimer Capital Appreciation Fund/VA         27,775         39,640         (11,865)
Oppenheimer Global Securities Fund/VA           498,380        557,828         (59,448)
Oppenheimer Main Street Fund/VA                 206,850        115,990          90,860
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA*                                       295,242        576,103        (280,861)
Oppenheimer Value Fund/VA                        61,001         38,147          22,854
Putnam VT Diversified Income Fund               587,244      1,868,452      (1,281,208)
Putnam VT Global Asset Allocation Fund           47,187         85,318         (38,131)
Putnam VT International Value Fund               20,012         15,230           4,782
Putnam VT International Equity Fund              30,389         31,002            (613)
Putnam VT Investors Fund                          3,378          1,932           1,446
Putnam VT Small Cap Value Fund                  223,266        153,053          70,213
Putnam VT Voyager Fund                          174,437         12,388         162,049
Putnam VT Equity Income Fund                     37,905          5,818          32,087
PIMCO All Asset Fund                             31,313            124          31,189
PIMCO EqS Pathfinder Fund                       138,379          1,913         136,466
PIMCO Global Multi-Asset Fund                    27,351             --          27,351
Jennison 20/20 Focus Portfolio                   49,268         31,721          17,547
Jennison Portfolio                                   --         72,965         (72,965)
Prudential Value Portfolio                       32,946         80,767         (47,821)
Prudential Series International Growth           36,866             --          36,866
Invesco Van Kampen V.I. Growth and
 Income Fund                                    397,375        832,940        (435,565)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Comstock Fund            10,749         30,087         (19,338)
Invesco Van Kampen V.I. Capital Growth       11,048,418      9,969,917       1,078,501
 Fund*
Wells Fargo Advantage VT Index Asset              2,145        169,811        (167,666)
 Allocation Fund
Wells Fargo Advantage VT Total Return           634,038      1,451,758        (817,720)
 Bond Fund
Wells Fargo Advantage VT Intrinsic Value        129,104        706,192        (577,088)
 Fund
Wells Fargo Advantage VT International           18,893         40,614         (21,721)
 Equity Fund
Wells Fargo Advantage VT Small Cap              144,024        509,672        (365,648)
 Growth Fund
Wells Fargo Advantage VT Discovery Fund          21,001         38,396         (17,395)
Wells Fargo Advantage VT Small Cap Value          1,508          9,590          (8,082)
 Fund
Wells Fargo Advantage VT Opportunity              9,099          7,986           1,113
 Fund*

*      See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                             852,474        486,903         365,571
AllianceBernstein VPS International
 Value Portfolio                              1,146,402        973,530         172,872
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                              1,700,586        858,706         841,880
AllianceBernstein VPS Value Portfolio            13,698         24,237         (10,539)
AllianceBernstein VPS International
 Growth Portfolio                               134,907        273,208        (138,301)
Invesco V.I. Basic Value Fund                12,851,921     52,992,172     (40,140,251)
Invesco V.I. Capital Appreciation Fund        4,267,010     13,875,283      (9,608,273)
Invesco V.I. Core Equity Fund                 2,618,741      5,834,847      (3,216,106)
Invesco V.I. Government Securities Fund     141,223,994    234,636,044     (93,412,050)
Invesco V.I. International Growth Fund        8,283,856     25,349,906     (17,066,050)
Invesco V.I. Mid Cap Core Equity Fund        19,533,497     45,628,554     (26,095,057)
Invesco V.I. Small Cap Equity Fund            4,252,415      4,447,605        (195,190)
Invesco V.I. Large Cap Growth Fund              380,509        791,125        (410,616)
Invesco V.I. Capital Development Fund           792,102        762,589          29,513
Invesco V.I. Global Multi-Asset Fund            512,570        340,755         171,815
American Funds Global Bond Fund               6,215,594      7,273,032      (1,057,438)
American Funds Global Growth and Income
 Fund                                         3,850,534     10,137,337      (6,286,803)
American Funds Asset Allocation Fund          4,616,343     19,255,124     (14,638,781)
American Funds Blue Chip Income and
 Growth Fund                                 39,815,144    154,800,797    (114,985,653)
American Funds Bond Fund                     10,361,926     19,717,604      (9,355,678)
American Funds Global Growth Fund             2,027,668      8,601,080      (6,573,412)
American Funds Growth Fund                    8,022,561     49,692,619     (41,670,058)
American Funds Growth-Income Fund             6,275,662     42,463,137     (36,187,475)
American Funds International Fund             4,037,537     12,724,640      (8,687,103)
American Funds New World Fund                 3,058,932      4,145,085      (1,086,153)
American Funds Global Small
 Capitalization Fund                          3,027,515      6,485,539      (3,458,024)
Wells Fargo Advantage VT Omega Growth
 Fund                                           299,785      2,508,014      (2,208,229)
Fidelity VIP Growth Portfolio                   123,020        236,907        (113,887)
Fidelity VIP Contrafund Portfolio             1,145,039      1,289,780        (144,741)
Fidelity VIP Mid Cap Portfolio                1,703,672      1,576,382         127,290
Fidelity VIP Value Strategies Portfolio         290,551        520,015        (229,464)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                         133,909         64,042          69,867
Fidelity VIP Strategic Income Portfolio          33,956          3,921          30,035
Franklin Rising Dividends Securities
 Fund                                         4,229,110      7,898,404      (3,669,294)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Franklin Income Securities Fund               7,256,052     24,036,452     (16,780,400)
Franklin Large Cap Growth Securities
 Fund                                         1,110,455      3,089,171      (1,978,716)
Franklin Global Real Estate Securities
 Fund                                            33,693        122,012         (88,319)
Franklin Small-Mid Cap Growth Securities
 Fund                                         6,464,302      9,100,858      (2,636,556)
Franklin Small Cap Value Securities Fund     10,186,730      6,294,107       3,892,623
Franklin Strategic Income Securities
 Fund                                        10,318,743     12,290,829      (1,972,086)
Mutual Shares Securities Fund                 4,685,280     16,266,159     (11,580,879)
Templeton Developing Markets Securities
 Fund                                         3,159,460      4,311,353      (1,151,893)
Templeton Foreign Securities Fund             5,075,468      9,232,167      (4,156,699)
Templeton Growth Securities Fund              2,226,988      9,802,857      (7,575,869)
Mutual Global Discovery Securities Fund       2,966,414      5,823,720      (2,857,306)
Franklin Flex Cap Growth Securities Fund      1,165,489      1,573,778        (408,289)
Franklin Large Cap Value Securities Fund        987,659        891,823          95,836
Templeton Global Bond Securities Fund         3,221,580      1,272,564       1,949,016
Hartford Advisers HLS Fund                      503,856        315,087         188,769
Hartford Total Return Bond HLS Fund          16,272,700      7,539,061       8,733,639
Hartford Capital Appreciation HLS Fund       12,368,080      7,972,397       4,395,683
Hartford Dividend and Growth HLS Fund         8,655,714      3,095,982       5,559,732
Hartford Global Research HLS Fund                27,569         21,892           5,677
Hartford Global Growth HLS Fund                  53,563         43,829           9,734
Hartford Disciplined Equity HLS Fund          2,492,884        950,906       1,541,978
Hartford Growth HLS Fund                      1,445,829        884,328         561,501
Hartford Growth Opportunities HLS Fund        4,148,624      2,147,438       2,001,186
Hartford High Yield HLS Fund                  3,629,459      1,988,233       1,641,226
Hartford Index HLS Fund                           8,500             58           8,442
Hartford International Opportunities HLS
 Fund                                         1,359,607      1,299,144          60,463
Hartford Small/Mid Cap Equity HLS Fund          367,737        416,212         (48,475)
Hartford Money Market HLS Fund              369,289,901    582,099,698    (212,809,797)
Hartford Small Company HLS Fund                 264,822        461,577        (196,755)
Hartford SmallCap Growth HLS Fund               417,329        165,006         252,323
Hartford Stock HLS Fund                          39,235         71,487         (32,252)
Hartford U.S. Government Securities HLS
 Fund                                         3,424,699      3,106,215         318,484
Hartford Value HLS Fund                       2,113,816      1,922,460         191,356
American Funds Asset Allocation HLS Fund        987,326        710,620         276,706
American Funds Blue Chip Income and
 Growth HLS Fund                                591,580        487,236         104,344
American Funds Bond HLS Fund                  4,008,610      2,912,930       1,095,680
American Funds Global Bond HLS Fund             684,865        771,921         (87,056)
American Funds Global Growth and Income
 HLS Fund                                       861,827      1,568,309        (706,482)
American Funds Global Growth HLS Fund           422,044        413,471           8,573
American Funds Global Small
 Capitalization HLS Fund                      1,347,114      1,540,092        (192,978)
American Funds Growth HLS Fund                3,635,338      3,303,595         331,743
American Funds Growth-Income HLS Fund         1,783,974      1,983,631        (199,657)
American Funds International HLS Fund         4,439,999      2,198,828       2,241,171
American Funds New World HLS Fund             1,341,235      1,133,942         207,293
Lord Abbett Fundamental Equity Fund              25,212          1,876          23,336
Lord Abbett Capital Structure Fund              358,441        206,884         151,557
Lord Abbett Bond-Debenture Fund               1,347,323      1,543,499        (196,176)
Lord Abbett Growth & Income Fund                275,292        172,743         102,549
MFS Core Equity Series                          247,663        719,336        (471,673)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
MFS Growth Series                             1,616,035      2,310,355        (694,320)
MFS Global Equity Series                        240,311        452,684        (212,373)
MFS High Income Series                        7,009,540      7,643,633        (634,093)
MFS Investors Growth Stock Series               481,871      2,324,076      (1,842,205)
MFS Investors Trust Series                    3,094,154      8,705,443      (5,611,289)
MFS Mid Cap Growth Series                     6,880,462      6,452,656         427,806
MFS New Discovery Series                      3,855,748      7,679,518      (3,823,770)
MFS Total Return Series                       5,236,334     15,203,236      (9,966,902)
MFS Value Series                              4,885,033      4,463,632         421,401
MFS Research Bond Series                     13,143,734      7,673,274       5,470,460
MFS Research International Series               632,853      1,213,594        (580,741)
MFS Research Series                             831,318      1,194,567        (363,249)
BlackRock Global Opportunities V.I. Fund          3,405         19,913         (16,508)
BlackRock Large Cap Growth V.I. Fund              3,918         19,249         (15,331)
Invesco Van Kampen V. I. International
 Growth Equity                                   11,530          6,107           5,423
UIF Mid Cap Growth Portfolio                    328,759        598,377        (269,618)
Invesco Van Kampen V. I. Mid Cap Value
 Fund                                           378,510        437,941         (59,431)
Morgan Stanley -- Focus Growth
 Portfolio                                       30,372         32,396          (2,024)
Morgan Stanley -- Capital Opportunities
 Portfolio                                       46,856        153,437        (106,581)
Morgan Stanley -- Mid Cap Growth
 Portfolio                                        8,061         17,257          (9,196)
Morgan Stanley -- Flexible Income
 Portfolio                                        6,576         13,710          (7,134)
Invesco V.I. Select Dimensions Dividend
 Growth Portfolio                                   504          2,843          (2,339)
Oppenheimer Capital Appreciation Fund/VA         57,114         97,682         (40,568)
Oppenheimer Global Securities Fund/VA           245,654        472,971        (227,317)
Oppenheimer Main Street Fund/VA                  70,047         65,658           4,389
Oppenheimer Main Street Small Cap
 Fund/VA                                        451,296        697,926        (246,630)
Oppenheimer Value Fund/VA                        19,969         89,268         (69,299)
Putnam VT Diversified Income Fund             2,090,832      2,587,043        (496,211)
Putnam VT Global Asset Allocation Fund           93,225         92,283             942
Putnam VT International Value Fund               46,359         57,416         (11,057)
Putnam VT International Equity Fund              60,738         91,128         (30,390)
Putnam VT Investors Fund                          4,488            693           3,795
Putnam VT Small Cap Value Fund                  105,680         78,600          27,080
Putnam VT Voyager Fund                           40,675          6,697          33,978
Putnam VT Equity Income Fund                     38,315          1,685          36,630
Jennison 20/20 Focus Portfolio                   15,358         20,414          (5,056)
Jennison Portfolio                                   --         23,164         (23,164)
Prudential Value Portfolio                           80            472            (392)
Invesco Van Kampen V. I. Growth and
 Income Fund                                    740,458        659,629          80,829
Invesco Van Kampen V. I. Comstock Fund            5,194         19,296         (14,102)
Wells Fargo Advantage VT Index Asset
 Allocation Fund                                  2,632         89,361         (86,729)
Wells Fargo Advantage VT Total Return
 Bond Fund                                      924,864      1,215,060        (290,196)
Wells Fargo Advantage VT Intrinsic Value
 Fund                                         1,944,009      2,295,158        (351,149)
Wells Fargo Advantage VT International
 Equity Fund                                    351,853      2,110,654      (1,758,801)
Wells Fargo Advantage VT Small Cap
 Growth Fund                                    298,361        648,192        (349,831)
Wells Fargo Advantage VT Discovery Fund          44,252         34,316           9,936
Wells Fargo Advantage VT Small Cap Value
 Fund                                            13,066         18,096          (5,030)
Wells Fargo Advantage VT Opportunity
 Fund                                            18,198          8,530           9,668
Wells Fargo Advantage VT Core Equity
 Fund                                             4,859         63,719         (58,860)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                           UNIT
                                                                        FAIR VALUE
SUB-ACCOUNT                                   UNITS                LOWEST TO HIGHEST #                NET ASSETS
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE FUND
 2011                                          123,872       $9.832919      to       $9.911162          $1,224,520
AMERICAN CENTURY VP GROWTH FUND
 2011                                              110       $9.119972      to       $9.119972               1,004
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2011                                        3,270,469      $12.552780      to      $12.887048          31,195,540
 2010                                        3,463,120      $13.013398      to      $13.657129          34,349,623
 2009                                        3,097,549       $9.114205      to      $12.721089          28,139,542
 2008                                        1,637,255       $7.330877      to       $7.429046          12,085,723
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2011                                        5,916,574      $10.362271      to      $11.024641          33,537,808
 2010                                        5,614,969      $12.965766      to      $14.066329          40,067,814
 2009                                        5,442,097       $6.886029      to      $13.862706          37,579,414
 2008                                        2,961,422       $5.088962      to       $5.163673          15,187,727
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2011                                        1,474,262      $15.095870      to      $16.585689          16,027,815
 2010                                        1,817,009      $16.602960      to      $18.656812          21,610,686
 2009                                          975,129      $13.181415      to      $15.157142           9,182,618
 2008                                          837,521       $6.627915      to       $6.725040           5,589,361
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2011                                          170,899       $8.141254      to      $12.462581           1,373,981
 2010                                          146,524       $8.532977      to      $13.306209           1,250,549
 2009                                          157,063       $7.500797      to       $7.723828           1,211,305
 2008                                           96,592       $6.363950      to       $6.435801             618,256
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2011                                        1,201,354       $7.022522      to      $13.001977           8,296,426
 2010                                        1,262,466       $8.459877      to      $15.918710          10,584,364
 2009                                        1,400,767       $7.555373      to      $14.530519          10,578,825
 2008                                        1,069,518       $5.397825      to       $5.477105           5,817,476
INVESCO V.I. BASIC VALUE FUND
 2011                                       76,014,320       $1.105738      to      $14.577489          77,709,249
 2010                                       100,488,346      $1.150245      to      $15.463136         107,250,371
 2009                                       140,628,597      $1.080634      to      $14.813450         141,583,993
 2008                                       129,593,925      $0.665662      to       $0.736367          90,052,859
 2007                                       159,052,936      $1.415834      to       $1.539735         233,447,045

                                                                             INVESTMENT
                                                EXPENSE                        INCOME
                                            RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                                     HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
--------------------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE FUND
 2011                                    0.50%     to       1.50%      0.91%     to       1.35%      (1.67)%    to       (0.89)%
AMERICAN CENTURY VP GROWTH FUND
 2011                                    0.50%     to       0.50%        --      to         --       (8.80)%    to       (8.80)%
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2011                                    0.50%     to       2.70%      2.11%     to       2.24%      (5.64)%    to       (3.54)%
 2010                                    0.50%     to       2.70%      0.97%     to       2.50%       7.36%     to        9.75%
 2009                                    0.85%     to       2.70%      0.85%     to       0.85%      21.14%     to       23.40%
 2008                                    0.85%     to       2.45%      1.93%     to       3.40%     (29.40)%    to      (28.64)%
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2011                                    0.50%     to       2.75%      4.08%     to       4.38%     (21.62)%    to      (19.84)%
 2010                                    0.30%     to       2.75%      2.51%     to       2.59%       1.47%     to        3.99%
 2009                                    0.75%     to       2.75%      1.75%     to       3.21%      30.72%     to       33.36%
 2008                                    0.75%     to       2.50%        --      to         --      (52.73)%    to      (52.18)%
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2011                                    0.50%     to       2.75%      0.23%     to       0.26%     (11.10)%    to       (9.08)%
 2010                                    0.50%     to       2.75%      0.17%     to       0.27%      23.16%     to       25.96%
 2009                                    0.50%     to       2.70%        --      to         --       31.81%     to       38.86%
 2008                                    0.75%     to       2.50%        --      to         --      (38.49)%    to      (37.77)%
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2011                                    0.85%     to       2.70%      1.19%     to       1.23%      (6.34)%    to       (4.59)%
 2010                                    0.85%     to       2.70%      0.13%     to       1.70%       8.45%     to       10.48%
 2009                                    0.85%     to       2.45%      3.17%     to       3.54%      18.11%     to       20.01%
 2008                                    0.85%     to       2.20%        --      to         --      (39.68)%    to      (39.14)%
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2011                                    0.85%     to       2.75%      2.78%     to       2.94%     (18.32)%    to      (16.76)%
 2010                                    0.75%     to       2.75%      1.84%     to       1.86%       9.55%     to       11.77%
 2009                                    0.85%     to       2.75%      4.39%     to       4.39%      35.46%     to       38.06%
 2008                                    0.75%     to       2.50%        --      to         --      (48.31)%    to      (47.70)%
INVESCO V.I. BASIC VALUE FUND
 2011                                    0.85%     to       2.80%      0.86%     to       0.87%      (5.73)%    to       (3.87)%
 2010                                    0.85%     to       2.80%      0.26%     to       0.59%       4.39%     to        6.44%
 2009                                    0.85%     to       2.80%      1.44%     to       1.69%      43.92%     to       46.75%
 2008                                    0.85%     to       2.55%      0.92%     to       0.96%     (52.98)%    to      (52.18)%
 2007                                    0.85%     to       2.55%      0.60%     to       1.23%      (1.01)%    to        0.69%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                              34,906,218       $8.175589      to      $12.206487         $38,155,672
 2010                              44,207,162       $8.973628      to      $13.631520          52,753,498
 2009                              53,815,436       $7.855750      to      $12.151739          56,104,041
 2008                              57,461,443       $0.819924      to       $6.563072          49,941,546
 2007                              76,658,987       $1.462664      to       $1.590673         116,046,025
INVESCO V.I. CORE EQUITY FUND
 2011                              15,342,734      $12.998894      to      $13.157943         173,197,462
 2010                              19,209,038      $13.102525      to      $13.533453         221,049,165
 2009                              22,425,144       $9.264497      to      $12.697518         239,994,420
 2008                              23,035,719       $7.300601      to       $8.328570         196,232,507
 2007                              27,273,687      $12.230262      to      $12.834710         339,559,180
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2011                              463,362,925      $1.469836      to      $10.798522         630,092,419
 2010                              560,824,679      $1.373740      to      $10.291202         717,515,209
 2009                              654,236,729      $1.314467      to      $10.041028         807,517,157
 2008                              880,321,619      $1.198564      to       $1.325847       1,103,726,475
 2007                              689,622,513      $1.094766      to       $1.190613         783,648,492
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2011                              77,902,876      $12.667199      to      $13.929807         184,766,004
 2010                              88,806,753      $13.660318      to      $15.377007         220,293,502
 2009                              105,872,803     $12.155095      to      $14.004381         224,332,816
 2008                              104,393,779      $1.289787      to       $6.439210         153,766,478
 2007                              97,684,211       $2.219333      to       $2.413489         225,762,050
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                              123,939,891     $12.758355      to      $13.103319         202,356,895
 2010                              150,135,081     $13.714290      to      $14.393534         264,180,937
 2009                              176,230,138      $1.668104      to      $12.978635         275,873,635
 2008                              190,237,301      $1.167979      to       $1.291991         232,714,670
 2007                              224,858,050      $1.676212      to       $1.822898         391,373,110
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                               9,270,483      $14.687915      to      $14.873553         129,411,744
 2010                              10,233,669      $14.878357      to      $15.407794         147,413,717
 2009                              10,428,859      $11.627684      to      $12.333851         120,693,959
 2008                              10,669,710       $7.574625      to       $9.512314         104,456,902
 2007                               7,603,928      $14.206294      to      $15.150787         111,185,019
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                               3,300,152       $9.009409      to      $14.751892          25,373,606
 2010                               1,209,603       $8.560390      to      $16.274216          10,244,351
 2009                               1,180,090       $7.268517      to      $14.112360           8,577,553
 2008                                 302,293       $5.041036      to       $5.148920           1,603,165
 2007                                   7,359       $9.765867      to       $9.802841              71,893
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                               1,551,961      $10.831402      to      $11.043461          16,977,551
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                                  16,071       $9.624256      to       $9.689302             155,299
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2011                                  10,415       $9.664327      to       $9.753198             100,866

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                           0.85%     to       2.80%        --      to       0.15%     (10.45)%    to       (8.89)%
 2010                           0.85%     to       2.80%      0.53%     to       0.55%      12.30%     to       14.23%
 2009                           0.85%     to       2.70%      0.44%     to       0.58%      17.85%     to       19.70%
 2008                           0.85%     to       2.55%        --      to         --      (43.94)%    to      (37.46)%
 2007                           0.85%     to       2.55%        --      to         --        9.20%     to       11.07%
INVESCO V.I. CORE EQUITY FUND
 2011                           0.50%     to       2.75%      1.01%     to       1.09%      (2.77)%    to       (0.79)%
 2010                           0.50%     to       2.75%      1.00%     to       1.09%       6.58%     to        8.70%
 2009                           0.85%     to       2.75%      1.98%     to       4.88%      24.82%     to       26.90%
 2008                           0.85%     to       2.55%      1.65%     to      15.17%     (31.90)%    to      (29.79)%
 2007                           0.85%     to       2.55%      1.27%     to       2.58%       5.40%     to        7.20%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2011                           0.85%     to       2.80%      2.87%     to       3.63%       4.93%     to        7.00%
 2010                           0.85%     to       2.80%      4.61%     to       7.34%       2.49%     to        4.51%
 2009                           0.85%     to       2.80%      4.53%     to       4.91%      (2.77)%    to       (0.86)%
 2008                           0.85%     to       2.55%      5.27%     to       5.42%       9.48%     to       11.36%
 2007                           0.85%     to       2.55%      6.62%     to       9.25%       3.66%     to        5.44%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2011                           0.30%     to       2.80%        --      to       0.96%      (9.32)%    to       (7.27)%
 2010                           0.30%     to       2.75%      1.71%     to       3.51%       9.80%     to       12.27%
 2009                           0.50%     to       2.75%      2.08%     to       2.12%      21.55%     to       31.58%
 2008                           0.75%     to       2.55%      0.62%     to       0.68%     (41.88)%    to      (37.60)%
 2007                           0.85%     to       2.55%      0.68%     to       1.21%      11.84%     to       13.75%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                           0.50%     to       2.80%      0.12%     to       0.30%      (8.96)%    to       (6.97)%
 2010                           0.50%     to       2.80%      0.03%     to       0.35%      10.96%     to       13.21%
 2009                           0.85%     to       2.75%      1.00%     to       1.38%      26.68%     to       29.11%
 2008                           0.85%     to       2.55%      1.30%     to       1.74%     (30.32)%    to      (29.12)%
 2007                           0.85%     to       2.55%      0.33%     to       0.38%       6.79%     to        8.62%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                           0.30%     to       2.80%        --      to         --       (3.47)%    to       (1.28)%
 2010                           0.30%     to       2.80%        --      to         --       24.99%     to       27.83%
 2009                           0.50%     to       2.75%      0.08%     to       0.23%      16.28%     to       18.00%
 2008                           0.85%     to       2.55%        --      to         --      (33.04)%    to      (29.50)%
 2007                           0.85%     to       2.55%      0.05%     to       0.05%       2.54%     to        4.30%
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                           0.85%     to       2.75%        --      to         --       (9.68)%    to       (7.95)%
 2010                           0.85%     to       2.70%        --      to         --       15.32%     to       17.77%
 2009                           0.85%     to       2.70%        --      to         --       38.21%     to       41.17%
 2008                           0.85%     to       2.50%        --      to         --      (48.34)%    to      (47.48)%
 2007                           0.85%     to       2.20%        --      to         --        2.35%     to        2.54%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                           0.30%     to       2.75%        --      to         --        8.31%     to       10.43%
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                           1.35%     to       2.20%        --      to         --       (3.76)%    to       (3.11)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2011                           0.50%     to       1.50%      0.70%     to       0.96%      (3.36)%    to       (2.47)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                      UNIT
                                                                   FAIR VALUE
SUB-ACCOUNT                            UNITS                  LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2011                                  22,786,002      $11.572225      to      $11.849529        $290,358,620
 2010                                  23,998,021      $11.142028      to      $11.656969         297,836,946
 2009                                  25,055,459      $11.391928      to      $12.351206         300,655,023
 2008                                  24,291,410      $10.931491      to      $11.355894         270,406,970
 2007                                   7,660,331      $10.836338      to      $11.067360          83,850,395
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2011                                  43,754,607      $13.224868      to      $14.439786         434,840,746
 2010                                  52,249,635      $13.990010      to      $15.599767         553,565,519
 2009                                  58,536,438       $9.896204      to      $14.344043         563,375,596
 2008                                  61,773,066       $6.817920      to       $7.143265         432,262,076
 2007                                  49,248,614      $11.888755      to      $12.245550         594,833,963
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                                  80,394,404      $13.156241      to      $13.347677       1,060,599,005
 2010                                  95,482,659      $13.072647      to      $13.551269       1,263,710,519
 2009                                 110,121,440      $12.386762      to      $13.181732       1,315,830,916
 2008                                 125,356,837       $9.236588      to      $10.837267       1,227,623,202
 2007                                 142,046,916      $13.442506      to      $15.459201       2,002,434,238
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                                 610,274,841      $13.563831      to      $13.613919         622,184,166
 2010                                 737,146,712      $13.827471      to      $14.076226         767,672,843
 2009                                 852,132,365       $1.027151      to      $12.887096         802,148,242
 2008                                 970,925,678       $0.708958      to       $0.817424         726,259,062
 2007                               1,111,120,403       $1.145462      to       $1.294501       1,330,803,784
AMERICAN FUNDS BOND FUND
 2011                                  65,986,919      $11.808492      to      $12.101132         981,847,060
 2010                                  79,426,898      $11.201828      to      $11.728856       1,132,938,306
 2009                                  88,782,576      $11.331571      to      $14.955291       1,210,172,832
 2008                                  85,570,323      $11.336185      to      $13.354404       1,052,329,260
 2007                                  90,424,217      $12.828250      to      $14.812776       1,242,910,602
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                                  29,252,202      $12.502940      to      $14.130584         384,303,431
 2010                                  35,468,704      $13.811815      to      $15.949598         521,075,931
 2009                                  42,042,116      $14.414604      to      $14.678047         564,442,292
 2008                                  47,022,498       $7.177236      to      $10.185296         451,115,905
 2007                                  53,031,456      $11.950746      to      $16.622894         839,924,994
AMERICAN FUNDS GROWTH FUND
 2011                                 194,001,436      $13.796623      to      $15.032330       2,146,707,670
 2010                                 236,803,543      $14.507099      to      $16.150261       2,782,581,930
 2009                                 278,473,601      $10.036055      to      $13.994219       2,810,286,971
 2008                                 308,892,269       $5.694785      to       $7.238556       2,276,942,766
 2007                                 337,391,063      $10.427125      to      $12.990526       4,514,595,184
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                                 178,167,572      $13.091810      to      $13.551641       2,168,831,624
 2010                                 214,368,967      $13.422867      to      $14.196547       2,698,200,188
 2009                                 250,556,442      $12.679438      to      $13.102236       2,873,227,510
 2008                                 281,377,923       $8.412561      to       $9.714458       2,497,519,431
 2007                                 311,156,707      $13.885894      to      $15.716464       4,506,767,686

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2011                           0.65%     to       2.80%      3.89%     to       4.22%       1.65%     to        3.86%
 2010                           0.65%     to       2.80%      3.34%     to       6.43%       2.33%     to        4.55%
 2009                           0.85%     to       2.80%      1.07%     to       1.52%       7.03%     to        8.77%
 2008                           0.85%     to       2.55%      5.81%     to       6.12%       0.88%     to        2.61%
 2007                           0.85%     to       2.55%      6.87%     to      20.18%       6.48%     to        8.30%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2011                           0.65%     to       2.75%      2.78%     to       3.49%      (7.44)%    to       (5.47)%
 2010                           0.65%     to       2.75%      3.29%     to       3.98%       8.75%     to       11.06%
 2009                           0.85%     to       2.75%      2.45%     to       4.54%      35.93%     to       38.54%
 2008                           0.85%     to       2.55%      2.41%     to       2.41%     (42.65)%    to      (41.67)%
 2007                           0.85%     to       2.55%      2.65%     to       3.47%       9.83%     to       11.72%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                           0.65%     to       2.80%      1.86%     to       2.88%      (1.50)%    to        0.64%
 2010                           0.65%     to       2.80%      1.65%     to       4.11%       9.40%     to       11.78%
 2009                           0.70%     to       2.80%      3.14%     to       7.23%      20.56%     to       23.12%
 2008                           0.55%     to       2.55%      2.46%     to       2.61%     (31.29)%    to      (29.90)%
 2007                           0.55%     to       2.55%      0.94%     to       2.83%       3.87%     to        5.97%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                           0.65%     to       2.80%      1.62%     to       2.37%      (3.64)%    to       (1.54)%
 2010                           0.65%     to       2.80%      2.97%     to       3.42%       9.23%     to       11.60%
 2009                           0.70%     to       2.80%      2.16%     to       6.46%      24.44%     to       27.08%
 2008                           0.55%     to       2.55%      2.00%     to       2.09%     (38.11)%    to      (36.85)%
 2007                           0.55%     to       2.55%      2.52%     to       2.77%      (0.54)%    to        1.47%
AMERICAN FUNDS BOND FUND
 2011                           0.65%     to       2.80%      3.69%     to       3.77%       3.17%     to        5.42%
 2010                           0.65%     to       2.80%      4.16%     to       5.14%       3.51%     to        5.76%
 2009                           0.55%     to       2.80%      3.20%     to      10.69%       9.50%     to       11.99%
 2008                           0.55%     to       2.55%      5.59%     to       5.66%     (11.63)%    to       (9.85)%
 2007                           0.55%     to       2.55%      6.62%     to       8.48%       0.73%     to        2.76%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                           0.65%     to       2.80%      1.60%     to       1.96%     (11.40)%    to       (9.48)%
 2010                           0.65%     to       2.80%      1.02%     to       1.98%       8.66%     to       11.02%
 2009                           0.55%     to       2.80%      1.46%     to       2.00%      35.92%     to       41.52%
 2008                           0.55%     to       2.55%      1.68%     to       1.85%     (39.94)%    to      (38.73)%
 2007                           0.55%     to       2.55%      2.70%     to       4.76%      11.96%     to       14.22%
AMERICAN FUNDS GROWTH FUND
 2011                           0.65%     to       2.80%      0.64%     to       0.79%      (6.92)%    to       (4.90)%
 2010                           0.65%     to       2.80%      0.94%     to       1.22%      15.41%     to       17.91%
 2009                           0.55%     to       2.80%      0.59%     to       1.12%      32.07%     to       38.65%
 2008                           0.55%     to       2.55%      0.80%     to       0.83%     (45.39)%    to      (44.28)%
 2007                           0.55%     to       2.55%      0.79%     to       0.99%       9.52%     to       11.73%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                           0.65%     to       2.80%      1.68%     to       2.20%      (4.54)%    to       (2.47)%
 2010                           0.65%     to       2.80%      2.04%     to       2.30%       8.35%     to       10.71%
 2009                           0.55%     to       2.80%      1.39%     to       3.76%      24.90%     to       30.52%
 2008                           0.55%     to       2.55%      1.71%     to       1.76%     (39.42)%    to      (38.19)%
 2007                           0.55%     to       2.55%      1.10%     to       2.35%       2.40%     to        4.47%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                              49,125,134      $11.275200      to      $13.054980        $584,899,178
 2010                              58,002,358      $13.190771      to      $15.605553         816,732,756
 2009                              66,689,461      $14.527484      to      $14.965713         892,966,418
 2008                              74,837,894       $7.140203      to      $10.209922         712,873,720
 2007                              82,753,729      $12.656410      to      $17.738385       1,384,813,950
AMERICAN FUNDS NEW WORLD FUND
 2011                              13,506,707      $12.449689      to      $14.653549         302,814,203
 2010                              17,245,299      $14.561933      to      $17.504054         457,449,652
 2009                              18,331,452      $15.263363      to      $25.730818         420,801,786
 2008                              18,467,416      $14.217246      to      $17.525901         288,741,037
 2007                              20,325,693      $25.310667      to      $30.581586         560,474,262
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                              16,854,218      $12.366148      to      $15.536661         249,675,792
 2010                              21,664,738      $15.393902      to      $19.761879         404,601,423
 2009                              25,122,762      $16.601381      to      $17.875929         392,264,008
 2008                              25,065,083       $7.836227      to      $11.177252         246,757,458
 2007                              30,056,190      $17.296552      to      $24.253651         647,984,691
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                                 134,346      $11.559204      to      $11.754063           1,566,101
 2010                                 162,186      $12.547037      to      $12.612644           2,040,318
FIDELITY VIP GROWTH PORTFOLIO
 2011                                 931,175       $9.084006      to      $14.716451           8,294,299
 2010                                 446,768       $9.164587      to      $15.124416           4,054,447
 2009                                 560,655       $7.462172      to      $12.544552           4,141,042
 2008                                 403,793       $5.800294      to       $5.886127           2,358,388
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2011                               8,992,529      $14.068742      to      $14.478379          86,389,923
 2010                               9,467,137      $14.515135      to      $15.308626          93,760,661
 2009                               9,611,878      $12.438700      to      $13.457210          82,127,987
 2008                               6,682,592       $6.291088      to       $6.384129          42,378,745
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                               7,924,335      $13.900375      to      $15.477138          80,066,155
 2010                               8,268,252      $15.639395      to      $17.845997          94,605,932
 2009                               8,140,962      $12.188298      to      $14.266791          72,872,680
 2008                               4,186,745       $6.372199      to       $6.466418          26,881,180
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                                 420,164       $9.450521      to      $17.884524           3,980,725
 2010                                 557,023      $10.478206      to      $20.200241           5,879,866
 2009                                 786,487       $8.364557      to      $16.426200           6,639,905
 2008                                 421,702       $5.307455      to       $5.368003           2,245,363

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                           0.65%     to       2.80%      1.80%     to       2.56%     (16.34)%    to      (14.52)%
 2010                           0.65%     to       2.80%      2.96%     to       4.35%       4.28%     to        6.54%
 2009                           0.55%     to       2.80%      1.58%     to       3.34%      37.18%     to       42.29%
 2008                           0.55%     to       2.55%      1.97%     to       2.09%     (43.58)%    to      (42.44)%
 2007                           0.55%     to       2.55%      1.41%     to       2.07%      17.00%     to       19.36%
AMERICAN FUNDS NEW WORLD FUND
 2011                           0.65%     to       2.75%      1.90%     to       2.11%     (16.28)%    to      (14.51)%
 2010                           0.65%     to       2.75%      1.59%     to       4.69%      14.68%     to       17.11%
 2009                           0.70%     to       2.75%      1.55%     to       2.77%      45.60%     to       48.61%
 2008                           0.55%     to       2.55%      1.32%     to       1.52%     (43.83)%    to      (42.69)%
 2007                           0.55%     to       2.55%      2.60%     to       3.71%      28.89%     to       31.49%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                           0.65%     to       2.80%      1.15%     to       2.21%     (21.38)%    to      (19.67)%
 2010                           0.65%     to       2.80%      1.47%     to       2.09%      19.04%     to       21.62%
 2009                           0.85%     to       2.80%      0.28%     to       0.70%      54.15%     to       59.93%
 2008                           0.85%     to       2.55%        --      to         --      (54.70)%    to      (53.92)%
 2007                           0.85%     to       2.55%      3.18%     to       4.16%      18.37%     to       20.40%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                           1.35%     to       2.50%        --      to         --       (7.87)%    to       (6.81)%
 2010                           1.35%     to       2.50%        --      to         --       25.47%     to       26.13%
FIDELITY VIP GROWTH PORTFOLIO
 2011                           0.85%     to       2.70%      0.12%     to       0.25%      (2.70)%    to       (0.88)%
 2010                           0.85%     to       2.70%      0.03%     to       0.03%      20.57%     to       22.81%
 2009                           0.85%     to       2.70%      0.17%     to       0.69%      24.56%     to       26.88%
 2008                           0.75%     to       2.50%      0.87%     to       2.52%     (43.76)%    to      (43.10)%
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2011                           0.30%     to       2.75%      0.62%     to       0.74%      (5.42)%    to       (3.08)%
 2010                           0.30%     to       2.75%      0.90%     to       1.06%      13.76%     to       16.58%
 2009                           0.50%     to       2.75%      2.47%     to       2.47%      24.39%     to       31.79%
 2008                           0.75%     to       2.50%      2.19%     to       3.04%     (40.61)%    to      (39.91)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                           0.30%     to       2.75%      0.02%     to       0.02%     (13.27)%    to      (11.12)%
 2010                           0.30%     to       2.75%      0.12%     to       0.12%      25.09%     to       28.19%
 2009                           0.50%     to       2.75%      0.34%     to       0.92%      21.88%     to       35.96%
 2008                           0.75%     to       2.50%      0.16%     to       0.33%     (37.75)%    to      (37.02)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                           0.85%     to       2.70%      0.38%     to       0.38%     (11.46)%    to       (9.81)%
 2010                           0.85%     to       2.70%      0.28%     to       0.33%      22.98%     to       25.27%
 2009                           0.85%     to       2.70%      0.54%     to       0.61%      52.97%     to       55.82%
 2008                           0.85%     to       2.20%      0.79%     to       4.57%     (49.20)%    to      (48.73)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                                 173,103       $9.757881      to      $15.155307          $1,686,429
 2010                                 183,487      $10.121386      to      $16.013691           1,867,629
 2009                                 113,620       $8.651675      to      $13.943700           1,015,690
 2008                                 143,725       $6.356132      to       $6.404294             916,034
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2011                                  93,264      $10.283412      to      $12.774186           1,079,934
 2010                                  30,035      $12.074240      to      $12.266327             364,547
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2011                              47,822,844      $14.367859      to      $14.978484         717,250,217
 2010                              53,119,193      $13.918257      to      $14.187159         765,099,095
 2009                              56,788,487      $11.785164      to      $11.863931         689,906,815
 2008                              63,290,958      $10.091165      to      $11.000356         666,810,750
 2007                              70,056,526      $14.200576      to      $15.218488       1,029,450,564
FRANKLIN INCOME SECURITIES
 FUND
 2011                              125,184,681     $13.712449      to      $15.374150       1,910,454,570
 2010                              143,346,735     $13.446228      to      $15.442759       2,187,102,744
 2009                              160,127,135     $11.971516      to      $14.094785       2,216,727,164
 2008                              165,132,386     $10.385353      to      $11.827442       1,752,120,045
 2007                              167,860,098     $15.145488      to      $16.906515       2,643,905,181
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2011                              10,371,455      $11.574093      to      $13.302631         110,526,719
 2010                              12,386,664      $11.851458      to      $13.889879         136,454,998
 2009                              14,365,380      $10.711239      to      $12.800540         144,387,367
 2008                              15,968,201       $7.561687      to       $8.326926         125,964,840
 2007                              18,123,796      $11.848456      to      $12.827021         222,356,185
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2011                                 468,374      $13.130368      to      $19.921270           7,344,646
 2010                                 548,755      $14.312813      to      $21.316773           9,241,856
 2009                                 637,074      $12.309712      to      $17.789569           9,000,416
 2008                                 785,874      $10.604290      to      $15.081477           9,475,830
 2007                               1,026,107      $18.884833      to      $26.430064          21,875,241
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                              23,724,327      $15.079099      to      $16.113728         242,450,445
 2010                              30,159,928      $15.865896      to      $17.412948         331,364,603
 2009                              32,796,484       $9.231949      to      $14.031014         289,505,463
 2008                              33,371,636       $4.482015      to       $6.485092         209,034,623
 2007                              35,539,257       $7.996026      to      $14.408266         393,192,221
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                               7,659,878      $15.144592      to      $15.597887          74,940,578
 2010                              10,634,556      $15.801926      to      $16.659671         108,345,626
 2009                               6,741,933      $12.356241      to      $13.354695          55,570,910
 2008                               8,378,810       $6.021529      to       $6.154292          52,560,862
 2007                                  77,925       $9.231379      to       $9.266350             719,986

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                           0.85%     to       2.70%        --      to         --       (5.36)%    to       (3.59)%
 2010                           0.85%     to       2.70%      0.22%     to       0.22%      14.85%     to       16.99%
 2009                           0.85%     to       2.70%      0.02%     to       0.02%      32.17%     to       34.64%
 2008                           1.25%     to       2.15%      1.28%     to       1.62%     (38.19)%    to      (37.82)%
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2011                           0.30%     to       1.50%      4.03%     to       6.29%       2.90%     to        4.14%
 2010                           0.30%     to       1.35%      4.18%     to       5.85%       7.77%     to        8.90%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2011                           0.30%     to       2.75%      1.53%     to       4.77%       3.12%     to        5.58%
 2010                           0.30%     to       2.80%        --      to         --       17.32%     to       20.26%
 2009                           0.50%     to       2.80%        --      to         --       14.10%     to       17.85%
 2008                           0.85%     to       2.55%      1.86%     to       1.89%     (28.94)%    to      (27.72)%
 2007                           0.85%     to       2.55%      2.06%     to       2.26%      (5.14)%    to       (3.51)%
FRANKLIN INCOME SECURITIES
 FUND
 2011                           0.30%     to       2.80%      6.05%     to      19.05%      (0.44)%    to        1.98%
 2010                           0.30%     to       2.80%      6.52%     to       6.52%       9.56%     to       12.21%
 2009                           0.50%     to       2.80%        --      to         --       19.72%     to       31.85%
 2008                           0.55%     to       2.55%      5.39%     to       5.91%     (31.43)%    to      (30.04)%
 2007                           0.55%     to       2.55%      2.79%     to       2.85%       1.15%     to        3.19%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2011                           0.85%     to       2.80%      0.65%     to       0.66%      (4.23)%    to       (2.34)%
 2010                           0.85%     to       2.80%      0.81%     to       0.82%       8.51%     to       10.65%
 2009                           0.85%     to       2.80%      1.41%     to       1.41%      26.15%     to       28.63%
 2008                           0.85%     to       2.55%      1.28%     to       1.33%     (36.18)%    to      (35.08)%
 2007                           0.85%     to       2.55%      0.46%     to       0.74%       3.56%     to        5.33%
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2011                           0.95%     to       2.80%      7.75%     to       7.95%      (8.26)%    to       (6.55)%
 2010                           0.95%     to       2.80%      2.90%     to       2.90%      17.63%     to       19.83%
 2009                           0.95%     to       2.55%     12.70%     to      12.89%      16.08%     to       17.96%
 2008                           0.95%     to       2.55%      1.06%     to       1.08%     (43.85)%    to      (42.94)%
 2007                           0.95%     to       2.55%      2.26%     to       2.28%     (22.86)%    to      (21.61)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                           0.30%     to       2.80%        --      to         --       (7.46)%    to       (5.24)%
 2010                           0.50%     to       2.80%        --      to         --       24.10%     to       26.86%
 2009                           0.75%     to       2.80%        --      to         --       39.61%     to       42.36%
 2008                           0.75%     to       2.55%        --      to         --      (43.95)%    to      (39.50)%
 2007                           0.85%     to       2.55%        --      to         --        8.44%     to       10.30%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                           0.30%     to       2.75%      0.58%     to       1.45%      (6.48)%    to       (4.16)%
 2010                           0.30%     to       2.75%      0.57%     to       0.60%      24.75%     to       27.76%
 2009                           0.50%     to       2.75%        --      to         --       23.56%     to       25.65%
 2008                           0.85%     to       2.55%      1.00%     to       1.00%     (34.71)%    to      (33.59)%
 2007                           0.85%     to       2.20%        --      to         --       (0.12)%    to        0.06%

-------------------------------------------------------------------------------

                                                                      UNIT
                                                                   FAIR VALUE
SUB-ACCOUNT                            UNITS                  LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                                  52,011,000      $12.575498      to      $13.901316        $867,439,928
 2010                                  57,904,595      $12.310267      to      $13.909880         967,601,129
 2009                                  59,876,681      $11.124740      to      $12.862796         925,656,939
 2008                                  50,072,620       $8.776149      to      $12.729023         652,335,749
 2007                                  46,414,992      $14.676700      to      $16.963013         723,849,861
MUTUAL SHARES SECURITIES FUND
 2011                                  75,581,114      $13.108724      to      $13.165196       1,004,834,769
 2010                                  88,758,151      $13.297008      to      $13.681947       1,221,861,828
 2009                                 100,339,030      $11.997004      to      $12.653638       1,274,585,592
 2008                                 105,165,586      $10.174951      to      $11.313602       1,104,945,522
 2007                                 114,152,859      $16.597302      to      $18.115531       1,978,764,812
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                                   8,508,683       $8.495257      to      $16.491969         152,028,455
 2010                                  11,164,471      $10.175555      to      $19.932125         242,579,724
 2009                                  12,316,364       $8.732082      to      $17.449578         235,582,011
 2008                                   9,464,965      $12.027511      to      $14.404613         112,605,404
 2007                                  10,791,205      $26.042533      to      $30.661983         299,282,780
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                                  30,621,849      $12.037378      to      $13.059903         335,191,339
 2010                                  35,148,416      $13.526398      to      $15.029693         439,606,183
 2009                                  39,305,115      $12.505424      to      $14.257529         464,064,550
 2008                                  44,395,837       $8.211268      to       $9.905208         391,326,688
 2007                                  50,791,090      $14.128636      to      $16.755358         766,545,202
TEMPLETON GROWTH SECURITIES
 FUND
 2011                                  41,389,075      $12.228197      to      $12.789762         443,684,083
 2010                                  49,158,536      $13.235127      to      $14.139739         578,598,573
 2009                                  56,734,405       $8.295438      to      $13.539810         634,592,844
 2008                                  63,501,647       $8.149626      to       $9.996674         558,083,971
 2007                                  72,016,901      $14.495551      to      $17.480379       1,129,674,846
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                                  28,600,302      $12.162700      to      $12.498146         509,823,416
 2010                                  33,085,036      $12.649536      to      $13.233093         625,736,977
 2009                                  35,942,342      $11.329533      to      $12.158107         622,592,616
 2008                                  34,555,722      $14.666576      to      $16.272435         510,476,533
 2007                                  35,047,912      $21.030000      to      $22.904210         763,808,131
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2011                                   5,043,574      $13.469106      to      $13.590297          54,062,540
 2010                                   5,303,629      $14.164422      to      $14.674408          60,718,522
 2009                                   5,711,918      $10.523196      to      $12.981022          57,258,381
 2008                                   5,262,657       $7.477473      to       $7.981607          40,416,653
 2007                                   5,008,543      $11.858630      to      $12.444192          60,646,009
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2011                                   2,742,657      $10.147083      to      $12.998546          26,172,768
 2010                                   2,987,973      $10.802373      to      $14.118514          30,620,372
 2009                                   2,892,137       $9.534345      to      $12.686720          26,397,874
 2008                                   2,791,875       $7.106541      to       $7.585679          20,461,652
 2007                                   2,498,184      $11.245329      to      $11.800600          28,732,072

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                           0.30%     to       2.80%      5.14%     to       6.20%      (0.06)%    to        2.15%
 2010                           0.30%     to       2.80%      0.69%     to       4.02%       8.14%     to       10.55%
 2009                           0.50%     to       2.80%        --      to         --       11.25%     to       22.63%
 2008                           0.75%     to       2.55%      0.10%     to       7.08%     (13.94)%    to      (13.27)%
 2007                           0.85%     to       2.55%      4.87%     to       5.18%       3.53%     to        5.30%
MUTUAL SHARES SECURITIES FUND
 2011                           0.30%     to       2.80%      2.21%     to       2.37%      (3.78)%    to       (1.42)%
 2010                           0.30%     to       2.80%      1.59%     to       1.77%       8.13%     to       10.73%
 2009                           0.50%     to       2.80%      1.34%     to       1.34%      19.97%     to       22.57%
 2008                           0.70%     to       2.55%      2.94%     to       3.12%     (38.70)%    to      (37.55)%
 2007                           0.70%     to       2.55%      1.12%     to       1.40%       0.87%     to        2.76%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                           0.75%     to       2.75%      0.63%     to       0.95%     (18.17)%    to      (16.51)%
 2010                           0.75%     to       2.75%      1.70%     to       2.16%      14.23%     to       16.53%
 2009                           0.75%     to       2.75%        --      to         --       67.77%     to       71.16%
 2008                           0.85%     to       2.55%      3.02%     to       3.06%     (53.82)%    to      (53.02)%
 2007                           0.85%     to       2.55%      1.63%     to       2.31%      25.84%     to       27.99%
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                           0.30%     to       2.80%      1.57%     to       1.74%     (13.11)%    to      (11.01)%
 2010                           0.30%     to       2.80%      1.64%     to       1.83%       5.42%     to        8.06%
 2009                           0.50%     to       2.80%        --      to         --       25.05%     to       33.26%
 2008                           0.85%     to       2.55%      2.32%     to       2.45%     (41.88)%    to      (40.88)%
 2007                           0.85%     to       2.55%      0.76%     to       1.84%      12.55%     to       14.48%
TEMPLETON GROWTH SECURITIES
 FUND
 2011                           0.50%     to       2.80%      1.03%     to       1.34%      (9.55)%    to       (7.61)%
 2010                           0.50%     to       2.80%      1.02%     to       1.20%       4.43%     to        6.78%
 2009                           0.75%     to       2.80%      6.80%     to       6.80%      27.48%     to       30.00%
 2008                           0.85%     to       2.55%      1.82%     to       1.86%     (43.78)%    to      (42.81)%
 2007                           0.85%     to       2.55%      1.27%     to       1.36%      (0.23)%    to        1.48%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                           0.50%     to       2.80%      2.08%     to       2.24%      (5.64)%    to       (3.56)%
 2010                           0.30%     to       2.75%      1.24%     to       1.32%       8.84%     to       11.54%
 2009                           0.50%     to       2.75%      1.84%     to       1.84%      13.30%     to       19.85%
 2008                           0.70%     to       2.55%      2.13%     to       2.24%     (30.26)%    to      (28.95)%
 2007                           0.70%     to       2.55%      1.40%     to       1.44%       9.03%     to       11.07%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2011                           0.30%     to       2.75%        --      to         --       (7.49)%    to       (5.19)%
 2010                           0.50%     to       2.75%        --      to         --       13.05%     to       15.51%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%
 2008                           0.85%     to       2.55%      0.12%     to       0.15%     (36.95)%    to      (35.86)%
 2007                           0.85%     to       2.55%      0.12%     to       0.16%      11.44%     to       13.36%
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2011                           0.85%     to       2.75%      0.14%     to       1.19%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.80%     to       1.87%      11.23%     to       13.30%
 2009                           0.85%     to       2.75%      2.03%     to       2.03%      23.32%     to       25.69%
 2008                           0.85%     to       2.55%        --      to         --      (36.81)%    to      (35.72)%
 2007                           0.85%     to       2.55%      1.84%     to       3.71%      (2.77)%    to       (1.11)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                              10,707,952      $12.403534      to      $13.160981        $135,531,743
 2010                              10,440,046      $12.561085      to      $13.658852         135,811,251
 2009                               8,491,030      $11.012978      to      $12.284599          98,263,968
 2008                               3,938,294       $9.818817      to       $9.963562          38,964,928
HARTFORD ADVISERS HLS FUND
 2011                               1,522,983      $10.553187      to      $14.210738          15,737,165
 2010                               1,350,381      $10.438913      to      $14.333781          13,922,451
 2009                               1,161,612       $9.090703      to       $9.379221          10,831,382
 2008                                 491,945       $7.150381      to       $7.252987           3,545,130
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                              62,150,393      $12.267804      to      $12.490344         713,026,834
 2010                              66,681,998      $11.500607      to      $11.999561         724,922,708
 2009                              57,948,359      $10.729090      to      $11.472136         593,460,287
 2008                              24,778,814       $8.935942      to       $9.067679         223,357,956
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                              79,434,531      $12.920811      to      $14.450352         682,351,022
 2010                              82,441,017      $14.628010      to      $16.766082         806,822,302
 2009                              78,045,334      $12.593871      to      $14.792221         659,065,133
 2008                              43,672,953       $5.781273      to       $5.866837         254,647,624
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                              47,940,930      $13.611727      to      $13.820191         478,018,128
 2010                              50,489,437      $13.681473      to      $13.809581         501,345,829
 2009                              44,929,705      $12.121774      to      $12.538452         396,534,660
 2008                              22,097,872       $7.085590      to       $7.190301         157,942,539
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                  88,460      $13.094975      to      $14.448983             839,775
 2010                                  71,581      $14.507418      to      $16.364089             737,586
 2009                                  65,904       $8.721844      to      $14.491203             578,301
 2008                                  30,948       $6.106590      to       $6.173557             190,268
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                                 233,805      $12.059227      to      $12.963226           1,832,386
 2010                                 215,450      $14.074125      to      $15.466292           1,847,472
 2009                                 205,716       $7.272846      to      $13.907338           1,501,314
 2008                                 125,959       $5.333167      to       $5.407566             676,394
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                              10,010,774      $13.725731      to      $13.909134          96,722,497
 2010                              10,748,751      $13.610018      to      $14.134186         103,559,276
 2009                               9,206,773      $11.957704      to      $12.738728          78,491,692
 2008                               3,989,035       $6.766446      to       $6.866486          27,201,082

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                           0.30%     to       2.75%      4.33%     to       5.41%      (3.65)%    to       (1.25)%
 2010                           0.30%     to       2.75%      1.44%     to       2.40%      11.19%     to       13.94%
 2009                           0.50%     to       2.75%     16.79%     to      16.79%      10.13%     to       15.37%
 2008                           0.75%     to       2.50%        --      to         --       (0.73)%    to        0.43%
HARTFORD ADVISERS HLS FUND
 2011                           0.75%     to       2.70%      1.71%     to       1.89%      (0.86)%    to        1.09%
 2010                           0.75%     to       2.70%      1.27%     to       1.48%       9.15%     to       11.30%
 2009                           0.75%     to       2.45%      2.34%     to       2.72%      27.14%     to       29.32%
 2008                           0.75%     to       2.45%      5.42%     to       6.98%     (31.24)%    to      (30.45)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                           0.30%     to       2.75%      0.22%     to       0.24%       4.09%     to        6.67%
 2010                           0.30%     to       2.75%      2.74%     to       6.55%       4.60%     to        7.19%
 2009                           0.30%     to       2.75%      5.87%     to      22.15%       7.29%     to       11.89%
 2008                           0.75%     to       2.50%     16.36%     to      29.92%      (9.98)%    to       (8.93)%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                           0.30%     to       2.75%      0.75%     to       0.89%     (13.81)%    to      (11.67)%
 2010                           0.30%     to       2.75%      0.81%     to       1.51%      13.34%     to       16.15%
 2009                           0.30%     to       2.75%      1.66%     to       4.78%      25.94%     to       41.72%
 2008                           0.75%     to       2.50%      5.62%     to       6.32%     (45.28)%    to      (44.63)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                           0.30%     to       2.75%      2.11%     to       2.23%      (1.43)%    to        1.01%
 2010                           0.30%     to       2.75%      1.94%     to       2.69%      10.14%     to       12.87%
 2009                           0.30%     to       2.75%      5.38%     to      11.29%      21.22%     to       21.29%
 2008                           0.75%     to       2.50%      6.04%     to       9.11%     (32.31)%    to      (31.52)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                           0.50%     to       2.70%      0.01%     to       0.02%     (11.70)%    to       (9.74)%
 2010                           0.50%     to       2.70%      1.24%     to       2.26%      12.92%     to       15.43%
 2009                           0.85%     to       2.70%      0.87%     to       2.15%      38.34%     to       40.92%
 2008                           1.15%     to       2.45%      5.46%     to       5.46%     (41.64)%    to      (41.13)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                           0.50%     to       2.70%      0.03%     to       0.06%     (16.18)%    to      (14.32)%
 2010                           0.50%     to       2.70%      0.37%     to       0.39%      11.21%     to       13.68%
 2009                           0.85%     to       2.70%      1.13%     to       1.13%      32.03%     to       34.49%
 2008                           0.85%     to       2.50%      1.04%     to       1.65%     (49.17)%    to      (48.61)%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                           0.30%     to       2.75%      1.04%     to       1.26%      (1.59)%    to        0.85%
 2010                           0.30%     to       2.75%      1.30%     to       1.37%      10.95%     to       13.70%
 2009                           0.50%     to       2.75%      1.60%     to       2.98%      19.58%     to       22.24%
 2008                           0.75%     to       2.50%      1.65%     to       3.79%     (33.88)%    to      (33.10)%

-------------------------------------------------------------------------------

                                                                      UNIT
                                                                   FAIR VALUE
SUB-ACCOUNT                            UNITS                  LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2011                                   2,501,126      $13.023500      to      $13.970522         $23,713,431
 2010                                   2,324,376      $14.375631      to      $15.772276          24,325,622
 2009                                   1,431,534      $12.103351      to      $13.588484          12,637,252
 2008                                     518,183       $6.519796      to       $6.607896           3,414,560
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                                  17,698,164      $13.248092      to      $13.475723         145,631,808
 2010                                  19,066,148      $14.581705      to      $15.200544         173,632,250
 2009                                  17,064,962      $12.427873      to      $13.289584         133,087,759
 2008                                   8,008,622       $5.991598      to       $6.080213          48,366,463
HARTFORD HIGH YIELD HLS FUND
 2011                                   4,217,909      $14.927279      to      $17.491587          56,995,080
 2010                                   4,543,023      $14.300738      to      $17.173016          59,908,443
 2009                                   2,901,797      $12.336945      to      $15.197270          33,366,703
 2008                                     441,369       $7.575364      to       $7.677483           3,365,795
HARTFORD INDEX HLS FUND
 2011                                      81,363      $11.028703      to      $14.105504           1,004,133
 2010                                       8,442      $13.851916      to      $13.883156             117,189
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                                   3,831,367      $12.032333      to      $12.941874          30,784,421
 2010                                   3,611,734      $14.098886      to      $15.463917          33,954,453
 2009                                   2,899,688      $12.339469      to      $13.883352          23,991,348
 2008                                   1,930,946       $6.185773      to       $6.277231          12,038,929
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                                     923,031      $10.348355      to      $17.457586           9,734,637
 2010                                   1,077,510      $10.556605      to      $18.151035          11,609,911
 2009                                   1,125,985       $8.476602      to      $14.826600           9,718,275
 2008                                     409,385       $5.693823      to       $5.770819           2,349,054
HARTFORD MONEY MARKET HLS
 FUND
 2011                                 565,451,189       $9.194513      to       $9.929569         712,778,718
 2010                                 582,366,378       $9.450894      to       $9.959449         732,606,534
 2009                                 790,306,695       $9.714418      to       $9.979280       1,000,952,621
 2008                               1,376,766,956       $1.030094      to      $10.087274       1,646,344,749
 2007                                 583,394,727       $1.034643      to       $1.185236         645,114,862
HARTFORD SMALL COMPANY HLS
 FUND
 2011                                   1,262,380      $14.555495      to      $14.926697          12,786,646
 2010                                   1,312,705      $15.137320      to      $15.877007          13,714,248
 2009                                   1,509,460       $8.587429      to      $13.146736          12,865,101
 2008                                     903,464       $6.597309      to       $6.686452           6,003,322
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                                     837,023      $12.683496      to      $18.403649          10,498,003
 2010                                     647,265      $12.612474      to      $18.642624           8,170,081
 2009                                     394,942       $9.314788      to      $14.024950           3,723,172
 2008                                     214,705       $6.846178      to       $6.938674           1,479,209

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2011                           0.50%     to       2.75%      0.16%     to       0.18%     (11.42)%    to       (9.41)%
 2010                           0.50%     to       2.75%      0.03%     to       0.03%      16.14%     to       18.77%
 2009                           0.50%     to       2.70%      0.36%     to       0.72%      21.03%     to       30.67%
 2008                           0.85%     to       2.45%      0.47%     to       1.29%     (38.66)%    to      (38.00)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                           0.30%     to       2.75%        --      to         --      (11.35)%    to       (9.15)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      14.38%     to       17.21%
 2009                           0.50%     to       2.75%      0.75%     to       0.93%      24.28%     to       26.09%
 2008                           0.75%     to       2.50%      0.66%     to       1.19%     (41.05)%    to      (40.36)%
HARTFORD HIGH YIELD HLS FUND
 2011                           0.30%     to       2.75%      5.90%     to       6.73%       1.86%     to        4.38%
 2010                           0.30%     to       2.75%      0.61%     to       0.65%      13.00%     to       15.80%
 2009                           0.50%     to       2.75%     14.70%     to      14.70%      23.37%     to       46.38%
 2008                           0.85%     to       2.45%     40.66%     to      46.73%     (26.72)%    to      (25.94)%
HARTFORD INDEX HLS FUND
 2011                           0.30%     to       1.50%      1.32%     to       1.61%       0.09%     to        1.30%
 2010                           0.50%     to       0.65%      2.17%     to       2.31%      13.71%     to       13.88%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.31)%    to      (14.40)%
 2010                           0.30%     to       2.75%      1.26%     to       1.40%      11.39%     to       14.14%
 2009                           0.50%     to       2.75%      2.57%     to       2.71%      23.40%     to       29.84%
 2008                           0.75%     to       2.50%      7.20%     to       8.47%     (40.48)%    to      (39.78)%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                           0.85%     to       2.75%        --      to         --       (3.82)%    to       (1.97)%
 2010                           0.85%     to       2.75%      0.66%     to       0.70%      22.42%     to       24.77%
 2009                           0.75%     to       2.75%      0.35%     to       0.72%      43.86%     to       46.76%
 2008                           0.85%     to       2.45%      1.25%     to       1.58%     (44.34)%    to      (43.74)%
HARTFORD MONEY MARKET HLS
 FUND
 2011                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2010                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2009                           0.50%     to       2.75%        --      to         --       (2.64)%    to       (0.21)%
 2008                           0.75%     to       2.55%      0.49%     to       1.65%      (0.44)%    to        0.60%
 2007                           0.85%     to       2.55%      4.77%     to       4.83%       2.30%     to        4.06%
HARTFORD SMALL COMPANY HLS
 FUND
 2011                           0.50%     to       2.75%        --      to         --       (5.99)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.77%     to       23.51%
 2009                           0.75%     to       2.75%      0.01%     to       0.01%      25.78%     to       28.32%
 2008                           0.85%     to       2.45%      0.32%     to       0.45%     (36.85)%    to      (36.17)%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                           0.85%     to       2.70%        --      to         --       (1.28)%    to        0.56%
 2010                           0.85%     to       2.70%        --      to         --       32.93%     to       35.40%
 2009                           0.85%     to       2.70%      0.08%     to       0.10%      31.78%     to       34.24%
 2008                           0.85%     to       2.45%      0.64%     to       0.75%     (35.52)%    to      (34.82)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2011                                 183,357       $9.883129      to      $15.306610          $1,791,488
 2010                                 215,623      $10.067692      to      $15.899777           2,195,988
 2009                                 247,875       $8.835711      to      $14.228649           2,244,934
 2008                                 125,095       $6.200603      to       $6.289721             781,427
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                               5,105,764      $10.386061      to      $11.098416          52,660,139
 2010                               4,807,088      $10.179357      to      $10.582456          47,999,084
 2009                               4,488,604       $9.916951      to      $10.080811          43,863,750
 2008                               2,938,364       $9.524540      to       $9.656858          28,182,183
HARTFORD VALUE HLS FUND
 2011                               2,331,846      $13.267078      to      $13.447480          22,608,700
 2010                               2,366,692      $13.784560      to      $13.909418          23,642,146
 2009                                 834,530       $8.528526      to       $8.799340           7,270,741
 2008                                 488,049       $7.042157      to       $7.122333           3,451,141
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2011                               5,156,082      $13.174899      to      $13.249650          50,956,329
 2010                               4,651,434      $13.042443      to      $13.482401          46,169,757
 2009                               4,374,728      $11.689368      to      $12.358442          38,878,300
 2008                               2,970,740       $7.192825      to       $7.275350          21,482,558
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2011                               2,816,824      $13.472579      to      $13.633115          26,643,384
 2010                               2,893,066      $13.796937      to      $14.007941          27,878,705
 2009                               2,788,722      $12.382862      to      $12.851649          23,912,534
 2008                               1,601,993       $6.626079      to       $6.679716          10,673,807
AMERICAN FUNDS BOND HLS FUND
 2011                              14,900,904      $11.832293      to      $12.011818         160,472,941
 2010                              16,151,651      $11.212517      to      $11.664880         166,633,769
 2009                              15,055,971      $10.583985      to      $11.295400         148,368,692
 2008                               6,032,284       $8.829886      to       $8.933982          53,586,884
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2011                               3,554,982      $11.586350      to      $11.756560          39,651,417
 2010                               3,125,828      $11.144250      to      $11.588445          33,957,922
 2009                               3,212,884      $10.650417      to      $11.360991          33,795,357
 2008                               2,008,133       $9.689117      to       $9.799988          19,565,569
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2011                               7,660,556      $13.229196      to      $14.291132          66,209,099
 2010                               8,333,636      $13.995685      to      $15.494577          76,688,883
 2009                               9,040,118      $12.587813      to      $14.295567          75,088,531
 2008                               6,194,830       $5.958336      to       $6.026788          37,113,004
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                               2,805,066      $12.510652      to      $14.024610          25,283,096
 2010                               2,961,672      $13.775736      to      $15.873990          29,690,669
 2009                               2,953,099      $12.427257      to      $14.653651          26,727,214
 2008                               2,150,832       $6.300038      to       $6.372372          13,617,813

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2011                           0.75%     to       2.70%      0.52%     to       1.41%      (3.73)%    to       (1.83)%
 2010                           0.75%     to       2.70%      1.21%     to       1.22%      11.75%     to       13.94%
 2009                           0.75%     to       2.70%      1.65%     to       2.22%      37.77%     to       40.48%
 2008                           0.75%     to       2.45%      3.75%     to       6.34%     (41.61)%    to      (40.94)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                           0.30%     to       2.75%      0.16%     to       2.49%       2.03%     to        4.56%
 2010                           0.50%     to       2.75%      4.55%     to       5.94%       0.98%     to        3.28%
 2009                           0.75%     to       2.75%      0.04%     to       0.04%       0.58%     to        2.61%
 2008                           0.85%     to       2.50%     13.82%     to      19.13%      (2.65)%    to       (1.58)%
HARTFORD VALUE HLS FUND
 2011                           0.50%     to       2.75%      0.81%     to       2.69%      (4.62)%    to       (2.45)%
 2010                           0.50%     to       2.75%      1.19%     to       1.78%      11.56%     to       14.10%
 2009                           0.75%     to       2.45%      2.58%     to       2.67%      21.36%     to       23.44%
 2008                           0.85%     to       2.20%      2.62%     to       6.85%     (33.74)%    to      (33.13)%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2011                           0.30%     to       2.75%      1.31%     to       1.32%      (1.73)%    to        0.71%
 2010                           0.50%     to       2.75%      1.75%     to       2.40%       9.10%     to       11.58%
 2009                           0.50%     to       2.75%      2.60%     to       2.60%      16.89%     to       20.24%
 2008                           0.75%     to       2.45%        --      to         --      (28.59)%    to      (27.77)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2011                           0.30%     to       2.70%        --      to       0.02%      (3.82)%    to       (1.48)%
 2010                           0.50%     to       2.70%      2.85%     to       5.60%       9.00%     to       11.42%
 2009                           0.50%     to       2.70%      1.31%     to       1.31%      23.83%     to       24.06%
 2008                           1.25%     to       2.45%        --      to         --      (35.17)%    to      (34.65)%
AMERICAN FUNDS BOND HLS FUND
 2011                           0.30%     to       2.75%      2.64%     to       3.26%       2.97%     to        5.53%
 2010                           0.30%     to       2.75%      2.27%     to       2.27%       3.27%     to        5.83%
 2009                           0.50%     to       2.75%      3.21%     to       3.21%       5.84%     to        9.19%
 2008                           0.75%     to       2.50%        --      to         --      (11.85)%    to      (10.82)%
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2011                           0.30%     to       2.75%      2.03%     to       3.91%       1.45%     to        3.97%
 2010                           0.30%     to       2.75%      0.99%     to       1.06%       2.00%     to        4.53%
 2009                           0.50%     to       2.75%      2.78%     to       2.78%       6.46%     to        6.50%
 2008                           0.75%     to       2.45%        --      to         --       (2.93)%    to       (1.83)%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2011                           0.30%     to       2.75%      2.24%     to       2.50%      (7.77)%    to       (5.48)%
 2010                           0.30%     to       2.75%      1.71%     to       2.05%       8.39%     to       11.07%
 2009                           0.50%     to       2.75%      2.48%     to       2.48%      25.88%     to       35.59%
 2008                           0.75%     to       2.45%        --      to         --      (40.88)%    to      (40.20)%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                           0.30%     to       2.75%      1.05%     to       1.11%     (11.65)%    to       (9.46)%
 2010                           0.50%     to       2.75%      0.91%     to       1.31%       8.39%     to       10.85%
 2009                           0.50%     to       2.70%      1.84%     to       1.84%      24.27%     to       38.00%
 2008                           0.75%     to       2.45%        --      to         --      (37.36)%    to      (36.64)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                               5,899,303      $12.375597      to      $15.425020         $46,373,973
 2010                               6,404,019      $15.400798      to      $19.672721          63,184,851
 2009                               6,596,997      $12.642178      to      $16.565575          53,538,564
 2008                               3,367,081       $5.011352      to       $5.070685          16,975,677
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                              29,047,978      $13.819059      to      $14.928787         261,129,592
 2010                              31,079,405      $14.524331      to      $16.080226         294,660,792
 2009                              30,747,662      $12.295824      to      $13.964315         248,475,238
 2008                              17,690,992       $5.783494      to       $5.851955         102,913,055
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                              15,489,618      $13.117335      to      $13.459244         138,992,189
 2010                              16,510,682      $13.441479      to      $14.134195         152,371,954
 2009                              16,710,339      $12.121401      to      $13.075097         139,993,210
 2008                               9,436,604       $6.393426      to       $6.469048          60,687,008
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                              22,091,602      $11.294208      to      $12.959643         170,641,799
 2010                              21,624,899      $13.207404      to      $15.531653         196,323,831
 2009                              19,383,728      $12.377279      to      $14.931026         165,985,999
 2008                              11,027,862       $5.988522      to       $6.059340          66,450,276
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2011                               5,076,172      $12.461947      to      $14.513316          44,694,896
 2010                               5,976,241      $14.573354      to      $17.393936          62,064,792
 2009                               5,768,948      $12.423452      to      $15.210443          51,022,990
 2008                               3,446,773       $5.903393      to       $5.973191          20,462,894
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2011                               3,708,946      $10.149291      to      $10.208088          37,732,732
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                                 292,794      $10.618667      to      $12.297888           3,236,300
 2010                                  24,036      $11.285819      to      $12.880117             307,418
 2009                                     700      $10.875521      to      $10.875521               7,609
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                               1,442,556      $10.937377      to      $13.624033          15,527,711
 2010                               1,274,552      $11.009334      to      $13.969711          13,926,504
 2009                               1,122,995       $9.674588      to      $12.505226          10,848,407
 2008                                 440,544       $7.801894      to       $7.906371           3,466,201
LORD ABBETT BOND DEBENTURE
 FUND
 2011                               6,171,792      $12.679270      to      $15.225477          77,751,139
 2010                               6,412,890      $12.150902      to      $14.992803          78,583,689
 2009                               6,609,066      $10.872900      to      $13.721049          73,176,274
 2008                               3,102,985       $8.259432      to       $8.380467          25,825,763

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                           0.30%     to       2.75%      1.36%     to       1.68%     (21.59)%    to      (19.64)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      18.76%     to       21.70%
 2009                           0.50%     to       2.75%      0.08%     to       0.08%      26.42%     to       56.41%
 2008                           0.75%     to       2.50%        --      to         --      (50.32)%    to      (49.74)%
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                           0.30%     to       2.75%        --      to         --       (7.16)%    to       (4.86)%
 2010                           0.30%     to       2.75%      0.51%     to       0.54%      15.15%     to       18.01%
 2009                           0.50%     to       2.75%      0.49%     to       0.81%      22.96%     to       35.25%
 2008                           0.75%     to       2.50%      1.57%     to       2.12%     (42.59)%    to      (41.92)%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                           0.30%     to       2.75%        --      to         --       (4.78)%    to       (2.41)%
 2010                           0.30%     to       2.75%      1.19%     to       5.47%       8.10%     to       10.78%
 2009                           0.50%     to       2.75%      1.70%     to       2.02%      21.21%     to       27.31%
 2008                           0.75%     to       2.50%      2.61%     to       2.90%     (37.24)%    to      (36.50)%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                           0.30%     to       2.75%      1.48%     to       1.69%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       1.34%       4.02%     to        6.60%
 2009                           0.50%     to       2.75%      1.30%     to       1.30%      23.77%     to       38.88%
 2008                           0.75%     to       2.50%        --      to         --      (40.47)%    to      (39.76)%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2011                           0.30%     to       2.75%      1.34%     to       2.36%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       0.96%      14.36%     to       17.19%
 2009                           0.50%     to       2.75%      1.49%     to       1.49%      24.24%     to       45.10%
 2008                           0.75%     to       2.50%        --      to         --      (41.27)%    to      (40.58)%
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2011                           0.50%     to       1.50%      0.79%     to       0.89%       1.51%     to        2.09%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                           0.30%     to       1.50%      0.26%     to       0.45%      (5.91)%    to       (4.78)%
 2010                           0.50%     to       1.50%      0.26%     to       0.67%      12.86%     to       18.43%
 2009                           0.50%     to       0.50%      0.15%     to       0.15%       8.76%     to        8.76%
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                           0.85%     to       2.70%      2.61%     to       2.78%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.70%      2.93%     to       2.98%      11.71%     to       13.80%
 2009                           0.85%     to       2.70%      4.64%     to      10.35%      20.12%     to       22.36%
 2008                           0.85%     to       2.45%     11.86%     to      14.59%     (24.64)%    to      (23.83)%
LORD ABBETT BOND DEBENTURE
 FUND
 2011                           0.30%     to       2.75%      5.54%     to       6.65%       1.55%     to        4.07%
 2010                           0.50%     to       2.75%      5.59%     to      16.58%       9.27%     to       11.75%
 2009                           0.50%     to       2.75%     10.06%     to      17.07%       8.73%     to       30.67%
 2008                           0.75%     to       2.50%      8.63%     to      18.49%     (19.58)%    to      (18.64)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                               1,442,473      $11.441826      to      $12.501447         $12,721,930
 2010                               1,616,492      $12.243627      to      $13.675170          15,315,744
 2009                               1,513,943       $8.196534      to      $11.965883          12,347,559
 2008                               1,023,336       $6.845272      to       $6.945580           7,066,666
MFS CORE EQUITY SERIES
 2011                               2,231,507      $10.296034      to      $14.639099          18,202,605
 2010                               2,570,830      $10.501399      to      $15.210128          21,628,420
 2009                               3,042,503       $9.044579      to      $13.344441          22,258,659
 2008                               3,614,121       $4.343066      to       $6.894720          20,293,395
 2007                               4,626,873       $7.322856      to      $11.440100          43,479,094
MFS GROWTH SERIES
 2011                               7,520,375      $14.041207      to      $14.692034          59,135,987
 2010                               6,939,287      $14.119829      to      $15.158747          56,875,907
 2009                               7,633,607       $8.914161      to      $13.523277          54,840,968
 2008                               7,924,377       $3.915227      to       $6.530042          41,586,870
 2007                               8,189,279       $6.418030      to      $10.523433          70,257,927
MFS GLOBAL EQUITY SERIES
 2011                               1,476,698      $13.828035      to      $16.295758          20,438,283
 2010                               1,596,101      $14.856419      to      $17.177739          23,611,747
 2009                               1,808,474      $13.590605      to      $15.418702          24,208,687
 2008                               2,067,387       $9.205089      to      $11.782035          21,351,995
 2007                               2,506,516      $14.258638      to      $17.942006          39,807,568
MFS HIGH INCOME SERIES
 2011                              14,950,997      $16.253396      to      $17.035508         218,275,129
 2010                              18,496,688      $15.745804      to      $16.828511         263,432,172
 2009                              19,130,781      $13.841030      to      $15.083900         242,007,067
 2008                              14,675,417       $8.508150      to       $9.590820         129,967,916
 2007                              16,210,492      $12.205674      to      $13.526642         204,654,314
MFS INVESTORS GROWTH STOCK
 SERIES
 2011                               6,533,957       $9.521792      to      $14.705781          49,603,781
 2010                               6,590,384       $9.547958      to      $15.029221          51,361,525
 2009                               8,432,589       $8.561398      to      $13.734560          59,297,756
 2008                               9,374,062       $4.308344      to       $6.187191          48,168,652
 2007                              11,538,778       $7.001540      to       $9.884952          96,218,603
MFS INVESTORS TRUST SERIES
 2011                              31,298,902      $12.944985      to      $12.955093         284,383,098
 2010                              37,673,459      $13.332258      to      $13.620354         355,461,213
 2009                              43,284,748       $9.629790      to      $12.614593         373,439,007
 2008                              47,116,354       $6.595768      to       $7.641920         325,835,726
 2007                              50,025,503      $10.111297      to      $11.499748         524,881,724
MFS MID CAP GROWTH SERIES
 2011                              12,380,003       $5.653302      to      $16.189354          63,849,051
 2010                              19,574,443       $6.057099      to      $17.714186         108,442,576
 2009                              19,146,637       $4.704525      to      $14.057845          83,348,406
 2008                              17,582,772       $3.136146      to       $3.341523          55,162,219
 2007                              20,117,841       $6.642002      to       $6.946753         132,768,469

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                           0.50%     to       2.70%      0.73%     to       1.02%      (8.58)%    to       (6.55)%
 2010                           0.50%     to       2.70%      0.58%     to       1.16%      14.29%     to       16.83%
 2009                           0.75%     to       2.70%      1.15%     to       2.43%      15.73%     to       18.01%
 2008                           0.75%     to       2.50%      5.29%     to      20.93%     (34.88)%    to      (34.12)%
MFS CORE EQUITY SERIES
 2011                           0.95%     to       2.80%      0.90%     to       0.96%      (3.75)%    to       (1.96)%
 2010                           0.95%     to       2.80%      1.06%     to       1.06%      13.98%     to       16.11%
 2009                           0.95%     to       2.80%      1.71%     to       1.71%      28.78%     to       31.18%
 2008                           0.95%     to       2.55%      0.66%     to       0.81%     (40.69)%    to      (39.73)%
 2007                           0.95%     to       2.55%      0.36%     to       0.36%       8.35%     to       10.10%
MFS GROWTH SERIES
 2011                           0.30%     to       2.80%      0.02%     to       0.19%      (3.08)%    to       (0.86)%
 2010                           0.50%     to       2.80%        --      to         --       12.16%     to       14.45%
 2009                           0.85%     to       2.75%      0.25%     to       0.25%      33.94%     to       36.51%
 2008                           0.85%     to       2.55%      0.20%     to       0.23%     (39.00)%    to      (37.95)%
 2007                           0.85%     to       2.55%        --      to         --       18.12%     to       20.15%
MFS GLOBAL EQUITY SERIES
 2011                           0.85%     to       2.75%      0.84%     to       0.90%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.75%      0.93%     to       1.05%       9.31%     to       11.41%
 2009                           0.85%     to       2.75%      2.21%     to       2.92%      28.40%     to       30.87%
 2008                           0.85%     to       2.55%      0.97%     to       1.03%     (35.44)%    to      (34.33)%
 2007                           0.85%     to       2.55%      1.92%     to       1.92%       6.45%     to        8.27%
MFS HIGH INCOME SERIES
 2011                           0.85%     to       2.80%      9.04%     to       9.35%       1.23%     to        3.22%
 2010                           0.85%     to       2.80%      1.82%     to       6.70%      11.57%     to       13.76%
 2009                           0.85%     to       2.80%      7.16%     to       7.16%      41.08%     to       43.85%
 2008                           0.85%     to       2.55%      9.07%     to       9.21%     (30.29)%    to      (29.10)%
 2007                           0.85%     to       2.55%      5.16%     to       6.26%      (0.79)%    to        0.91%
MFS INVESTORS GROWTH STOCK
 SERIES
 2011                           0.85%     to       2.75%      0.52%     to       0.56%      (2.15)%    to       (0.27)%
 2010                           0.85%     to       2.75%      0.39%     to       0.44%       9.43%     to       11.52%
 2009                           0.85%     to       2.75%      0.77%     to       0.77%      35.77%     to       38.37%
 2008                           0.85%     to       2.55%      0.53%     to       0.59%     (38.47)%    to      (37.41)%
 2007                           0.85%     to       2.55%      0.29%     to       0.29%       8.56%     to       10.42%
MFS INVESTORS TRUST SERIES
 2011                           0.50%     to       2.80%      0.88%     to       0.93%      (4.88)%    to       (2.90)%
 2010                           0.50%     to       2.80%      0.75%     to       0.75%       8.03%     to       10.33%
 2009                           0.70%     to       2.75%      1.56%     to       1.87%      23.46%     to       26.01%
 2008                           0.70%     to       2.55%      0.86%     to       0.89%     (34.77)%    to      (33.55)%
 2007                           0.70%     to       2.55%      0.30%     to       0.81%       7.53%     to        9.54%
MFS MID CAP GROWTH SERIES
 2011                           0.70%     to       2.80%        --      to         --       (8.61)%    to       (6.67)%
 2010                           0.70%     to       2.80%        --      to         --       26.08%     to       28.75%
 2009                           0.70%     to       2.75%      0.30%     to       0.30%      37.93%     to       40.79%
 2008                           0.70%     to       2.55%        --      to         --      (52.78)%    to      (51.90)%
 2007                           0.70%     to       2.55%      0.11%     to       0.17%       7.06%     to        9.06%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2011                              16,387,868       $8.790789      to      $20.195587        $209,863,266
 2010                              19,232,141      $20.562993      to      $23.146322         280,246,841
 2009                              23,055,911      $15.211050      to      $17.468198         251,682,405
 2008                              25,604,459       $5.168903      to       $6.771751         174,055,576
 2007                              27,766,073       $8.740299      to      $11.223146         314,820,241
MFS TOTAL RETURN SERIES
 2011                              66,853,907      $12.497472      to      $12.500488         898,521,008
 2010                              78,533,199      $12.342474      to      $12.628741       1,058,091,469
 2009                              88,500,101      $11.280481      to      $11.814046       1,108,001,544
 2008                              95,143,804      $10.592590      to      $11.412340       1,036,620,837
 2007                              107,480,602     $13.955001      to      $14.736831       1,538,111,158
MFS VALUE SERIES
 2011                              27,180,453      $12.962336      to      $13.019258         342,014,550
 2010                              29,241,531      $13.062233      to      $13.429849         378,973,808
 2009                              28,820,130      $11.768356      to      $12.367556         349,973,875
 2008                              22,373,767       $7.307428      to      $11.556828         244,740,665
 2007                              15,109,869      $17.585857      to      $18.846102         274,984,652
MFS RESEARCH BOND SERIES
 2011                              26,935,470      $12.239764      to      $12.596936         336,634,052
 2010                              27,873,087      $11.529682      to      $12.135843         332,807,085
 2009                              22,402,627      $10.776388      to      $11.587143         254,666,493
 2008                              12,659,031       $9.750337      to      $10.403409         126,850,761
 2007                               8,571,948      $10.244550      to      $10.746443          89,627,222
MFS RESEARCH INTERNATIONAL
 SERIES
 2011                               3,938,506      $12.051524      to      $12.799862          44,693,626
 2010                               4,278,033      $13.637966      to      $14.770591          55,389,560
 2009                               4,858,774      $12.412738      to      $13.723028          57,768,376
 2008                               5,390,099       $8.987191      to       $9.566686          49,832,168
 2007                               3,617,570      $16.005105      to      $16.749135          59,047,011
MFS RESEARCH SERIES
 2011                               2,844,748      $12.197402      to      $14.162098          33,533,133
 2010                               2,932,762      $12.357294      to      $14.630500          35,280,469
 2009                               3,296,011       $9.903811      to      $10.753312          34,627,175
 2008                               3,017,275       $7.782479      to       $8.307570          24,661,227
 2007                               3,333,539      $12.491769      to      $13.109180          42,766,780
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2011                                  62,053       $9.419996      to       $9.506683             586,773
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                                  36,835      $10.549517      to      $12.309800             448,267
 2010                                  53,725      $12.211586      to      $14.385458             758,435
 2009                                  70,233      $10.770930      to      $13.965835             891,650
 2008                                  79,543       $8.323313      to       $9.958971             746,826
 2007                                  88,561      $15.610518      to      $18.866608           1,542,262

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2011                           0.50%     to       2.80%        --      to         --      (12.75)%    to      (12.09)%
 2010                           0.85%     to       2.80%        --      to         --       32.58%     to       35.19%
 2009                           0.85%     to       2.75%        --      to         --       58.76%     to       61.80%
 2008                           0.55%     to       2.55%        --      to         --      (40.86)%    to      (39.66)%
 2007                           0.55%     to       2.55%        --      to         --       (0.07)%    to        1.96%
MFS TOTAL RETURN SERIES
 2011                           0.30%     to       2.80%      0.31%     to       2.70%      (1.04)%    to        1.28%
 2010                           0.30%     to       2.80%      1.88%     to       1.88%       6.90%     to        9.30%
 2009                           0.50%     to       2.80%        --      to         --       12.81%     to       14.77%
 2008                           0.55%     to       2.55%      3.11%     to       3.16%     (24.10)%    to      (22.56)%
 2007                           0.55%     to       2.55%      2.00%     to       2.51%       1.59%     to        3.64%
MFS VALUE SERIES
 2011                           0.30%     to       2.80%      1.31%     to       1.70%      (3.06)%    to       (0.76)%
 2010                           0.30%     to       2.80%        --      to         --        8.46%     to       10.88%
 2009                           0.50%     to       2.75%        --      to         --       17.68%     to       19.13%
 2008                           0.75%     to       2.55%      1.34%     to       1.34%     (34.28)%    to      (30.68)%
 2007                           0.85%     to       2.55%      0.73%     to       0.85%       5.19%     to        7.00%
MFS RESEARCH BOND SERIES
 2011                           0.30%     to       2.80%      2.00%     to       2.69%       3.80%     to        6.16%
 2010                           0.30%     to       2.80%        --      to         --        4.50%     to        6.88%
 2009                           0.50%     to       2.75%      1.21%     to       1.21%       7.76%     to       12.77%
 2008                           0.85%     to       2.55%      2.28%     to       3.10%      (4.82)%    to       (3.19)%
 2007                           0.85%     to       2.55%      2.40%     to       2.73%       1.58%     to        3.33%
MFS RESEARCH INTERNATIONAL
 SERIES
 2011                           0.85%     to       2.80%      1.94%     to       1.96%     (13.34)%    to      (11.63)%
 2010                           0.85%     to       2.80%      1.61%     to       1.61%       7.75%     to        9.87%
 2009                           0.85%     to       2.70%      1.71%     to       1.71%      27.37%     to       29.75%
 2008                           0.85%     to       2.55%      0.75%     to       0.77%     (43.85)%    to      (42.88)%
 2007                           0.85%     to       2.55%        --      to         --        9.98%     to       11.87%
MFS RESEARCH SERIES
 2011                           0.85%     to       2.80%      0.83%     to       0.90%      (3.20)%    to       (1.29)%
 2010                           0.85%     to       2.80%      0.92%     to       0.92%      12.70%     to       14.92%
 2009                           0.85%     to       2.55%      1.44%     to       1.47%      27.26%     to       29.44%
 2008                           0.85%     to       2.55%      0.51%     to       0.53%     (37.70)%    to      (36.63)%
 2007                           0.85%     to       2.55%      0.25%     to       0.46%      10.35%     to       12.25%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2011                           0.50%     to       1.50%      3.26%     to       6.18%      (5.80)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                           1.40%     to       2.35%      0.95%     to       0.96%     (14.43)%    to      (13.61)%
 2010                           1.40%     to       2.35%      3.10%     to       3.11%       8.65%     to        9.68%
 2009                           1.40%     to       2.35%      2.33%     to       2.87%      29.63%     to       30.86%
 2008                           1.40%     to       2.40%      0.12%     to       0.37%     (47.21)%    to      (46.68)%
 2007                           1.40%     to       2.40%      0.85%     to       1.54%      33.64%     to       34.98%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                                 117,398       $9.014259      to      $10.039407          $1,147,597
 2010                                 126,306       $8.922495      to      $10.037166           1,249,603
 2009                                 141,637       $7.795563      to       $8.857504           1,221,554
 2008                                 156,427       $6.265303      to       $7.190320           1,080,663
 2007                                 181,577      $10.714235      to      $12.420009           2,158,102
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2011                                 168,708      $10.215239      to      $10.309221           1,728,069
UIF MID CAP GROWTH PORTFOLIO
 2011                               2,412,191      $11.094492      to      $18.285948          26,367,296
 2010                               2,511,545      $12.042001      to      $20.248660          29,986,902
 2009                               2,781,163       $9.172671      to      $15.735172          25,455,912
 2008                               1,725,399       $5.787808      to       $5.867795          10,078,157
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                               1,492,590      $10.594517      to      $16.687980          16,021,119
 2010                               1,564,972      $10.597346      to      $17.004157          16,937,461
 2009                               1,624,403       $8.747530      to      $14.297989          14,588,118
 2008                                 977,151       $6.339560      to       $6.860736           6,480,460
 2007                                 253,970      $12.008550      to      $13.831448           3,267,435
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2011                                 138,104       $7.317129      to       $8.011904           1,077,590
 2010                                 136,508       $7.978864      to       $8.636505           1,150,564
 2009                                 138,532       $6.437888      to       $6.888948             935,934
 2008                                 127,454       $3.850448      to       $4.073139             510,578
 2007                                  96,139       $8.152510      to       $8.525023             810,822
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                                 482,403       $4.710467      to       $5.157715           2,416,988
 2010                                 613,648       $5.246144      to       $5.678500           3,398,591
 2009                                 720,229       $4.244987      to       $4.542372           3,200,877
 2008                                 850,255       $2.571081      to       $2.719763           2,269,513
 2007                                 673,776       $5.185166      to       $5.422083           3,599,010
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2011                                  80,188      $10.110543      to      $11.070503             863,063
 2010                                  71,985      $11.168445      to      $12.088848             846,622
 2009                                  81,181       $8.644265      to       $9.249819             734,230
 2008                                  74,773       $5.538087      to       $5.858325             429,576
 2007                                  57,697      $10.998815      to      $11.462786             651,659
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2011                                  74,330      $10.959190      to      $11.999312             869,813
 2010                                  68,187      $10.783596      to      $11.672055             780,405
 2009                                  75,321      $10.157929      to      $10.869185             803,795
 2008                                  67,079       $8.718935      to       $9.222830             611,362
 2007                                  74,873      $11.445540      to      $11.968451             884,903
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2011                                 167,853       $8.865043      to       $8.946664           1,520,195

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                           1.40%     to       2.40%      0.63%     to       0.78%       0.02%     to        1.03%
 2010                           1.40%     to       2.40%      1.14%     to       1.63%      12.75%     to       13.88%
 2009                           1.40%     to       2.40%      0.01%     to       0.01%      23.19%     to       24.42%
 2008                           1.40%     to       2.40%      0.26%     to       0.45%     (42.11)%    to      (41.52)%
 2007                           1.40%     to       2.40%      0.20%     to       0.26%       5.82%     to        6.88%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2011                           0.50%     to       1.50%      2.00%     to       2.29%       2.15%     to        3.09%
UIF MID CAP GROWTH PORTFOLIO
 2011                           0.75%     to       2.75%      0.23%     to       0.26%      (9.69)%    to       (7.87)%
 2010                           0.75%     to       2.75%        --      to         --       28.68%     to       31.28%
 2009                           0.75%     to       2.75%        --      to         --       53.11%     to       56.19%
 2008                           0.85%     to       2.50%      0.22%     to       0.22%     (45.91)%    to      (45.31)%
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                           0.85%     to       2.70%      0.59%     to       0.61%      (1.86)%    to       (0.03)%
 2010                           0.85%     to       2.70%      0.83%     to       0.86%      18.93%     to       21.15%
 2009                           0.85%     to       2.70%      1.16%     to       1.53%      35.46%     to       37.98%
 2008                           0.85%     to       2.50%      0.25%     to       0.80%     (42.87)%    to      (39.56)%
 2007                           1.35%     to       2.50%      0.50%     to       0.67%       5.08%     to        6.30%
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2011                           1.35%     to       2.50%        --      to         --       (8.29)%    to       (7.23)%
 2010                           1.35%     to       2.50%        --      to         --       23.94%     to       25.37%
 2009                           1.35%     to       2.50%        --      to         --       67.20%     to       69.13%
 2008                           1.35%     to       2.50%      0.07%     to       0.07%     (52.77)%    to      (52.22)%
 2007                           1.35%     to       2.50%        --      to         --       19.47%     to       20.85%
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                           1.35%     to       2.50%        --      to         --      (10.21)%    to       (9.17)%
 2010                           1.35%     to       2.50%        --      to         --       23.58%     to       25.01%
 2009                           1.35%     to       2.50%        --      to         --       65.11%     to       67.01%
 2008                           1.35%     to       2.50%        --      to         --      (50.42)%    to      (49.84)%
 2007                           1.35%     to       2.50%        --      to         --       16.14%     to       17.49%
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2011                           1.35%     to       2.50%        --      to       0.15%      (9.47)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
 2008                           1.35%     to       2.50%      0.46%     to       0.72%     (49.48)%    to      (48.89)%
 2007                           1.35%     to       2.20%      0.10%     to       0.17%      19.98%     to       21.00%
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2011                           1.35%     to       2.50%      6.27%     to       6.95%       1.63%     to        2.80%
 2010                           1.35%     to       2.50%      6.00%     to       6.07%       6.16%     to        7.39%
 2009                           1.35%     to       2.50%      6.93%     to       7.04%      16.50%     to       17.85%
 2008                           1.35%     to       2.50%      1.76%     to       2.12%     (23.82)%    to      (22.94)%
 2007                           1.35%     to       2.50%      6.04%     to       6.47%       1.08%     to        2.25%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2011                           0.50%     to       1.50%      0.68%     to       1.13%     (11.35)%    to      (10.53)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                                 286,259       $9.175765      to      $14.661738          $2,625,631
 2010                                 298,124       $9.383033      to      $15.280537           2,800,542
 2009                                 338,692       $8.670403      to      $14.390901           2,983,346
 2008                                 175,373       $5.983369      to       $6.066067           1,057,142
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                               3,043,406       $9.479173      to      $14.456531          28,503,955
 2010                               3,102,854      $10.440769      to      $16.244864          32,002,764
 2009                               3,330,171       $9.091739      to      $14.431646          30,069,311
 2008                               2,412,375       $6.478219      to       $6.573235          15,754,488
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                                 347,115       $9.764597      to      $14.152904           3,355,752
 2010                                 256,255       $9.879026      to      $14.593482           2,537,014
 2009                                 251,866       $8.602066      to      $12.950825           2,174,143
 2008                                 148,530       $6.688394      to       $6.777960           1,001,478
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                               2,658,375      $10.923371      to      $16.343630          28,677,185
 2010                               2,939,236      $11.274242      to      $17.209473          32,956,942
 2009                               3,185,866       $9.230857      to      $14.374862          29,411,750
 2008                               1,596,779       $6.696166      to       $6.794283          10,774,226
OPPENHEIMER VALUE FUND/ VA
 2011                                 165,954       $9.115962      to      $13.652516           1,541,212
 2010                                 143,100       $9.199060      to       $9.625296           1,389,456
 2009                                 212,399       $8.211525      to       $8.455636           1,798,331
 2008                                 171,612       $6.295470      to       $6.366550           1,085,350
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                               7,493,345      $11.843122      to      $16.283898          87,183,520
 2010                               8,774,553      $12.322677      to      $17.285592         107,300,181
 2009                               9,270,764      $11.019201      to      $15.769223         101,820,907
 2008                               4,282,230       $7.042341      to       $7.146244          30,391,469
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                                 688,977      $10.506520      to      $15.010968           7,120,025
 2010                                 727,108      $10.630143      to      $15.440421           7,642,758
 2009                                 726,166       $9.338424      to      $13.789621           6,730,516
 2008                                 335,763       $6.877682      to       $6.952999           2,322,036
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                                 179,940       $6.712534      to      $11.544659           1,238,367
 2010                                 175,158       $7.851992      to      $13.757115           1,414,119
 2009                                 186,215       $7.392382      to      $13.193438           1,399,090
 2008                                 114,700       $5.844073      to       $5.908142             674,450

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                           0.85%     to       2.75%      0.11%     to       0.12%      (4.05)%    to       (2.21)%
 2010                           0.85%     to       2.75%        --      to         --        6.18%     to        8.22%
 2009                           0.85%     to       2.75%        --      to         --       40.25%     to       42.93%
 2008                           0.85%     to       2.50%        --      to         --      (44.90)%    to      (44.29)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                           0.75%     to       2.75%      1.06%     to       1.06%     (11.01)%    to       (9.21)%
 2010                           0.75%     to       2.75%      1.22%     to       1.24%      12.56%     to       14.84%
 2009                           0.75%     to       2.75%      2.27%     to       2.27%      35.58%     to       38.32%
 2008                           0.75%     to       2.50%        --      to         --      (38.72)%    to      (38.00)%
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                           0.85%     to       2.75%      0.59%     to       0.65%      (3.02)%    to       (1.16)%
 2010                           0.85%     to       2.75%      0.67%     to       0.89%      12.68%     to       14.85%
 2009                           0.85%     to       2.75%      1.36%     to       1.36%      24.53%     to       26.91%
 2008                           0.85%     to       2.45%        --      to         --      (36.53)%    to      (35.85)%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                           0.75%     to       2.75%      0.39%     to       0.40%      (5.03)%    to       (3.11)%
 2010                           0.75%     to       2.75%      0.36%     to       0.42%      19.72%     to       22.14%
 2009                           0.75%     to       2.75%      0.23%     to       0.23%      33.18%     to       35.86%
 2008                           0.75%     to       2.50%        --      to         --      (36.25)%    to      (35.50)%
OPPENHEIMER VALUE FUND/ VA
 2011                           0.85%     to       2.70%        --      to       0.88%      (7.03)%    to       (5.29)%
 2010                           0.85%     to       2.45%      0.89%     to       0.89%      12.03%     to       13.83%
 2009                           0.85%     to       2.45%      0.16%     to       0.36%      29.37%     to       31.45%
 2008                           0.85%     to       2.20%        --      to         --      (41.51)%    to      (40.98)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                           0.75%     to       2.75%      9.55%     to       9.62%      (5.79)%    to       (3.89)%
 2010                           0.75%     to       2.75%     13.81%     to      13.88%       9.62%     to       11.83%
 2009                           0.75%     to       2.75%      4.65%     to       4.65%      51.15%     to       54.20%
 2008                           0.75%     to       2.50%        --      to         --      (31.12)%    to      (30.31)%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                           0.75%     to       2.40%      3.70%     to       4.30%      (2.78)%    to       (1.16)%
 2010                           0.75%     to       2.40%      2.06%     to       4.63%      11.97%     to       13.83%
 2009                           0.75%     to       2.40%        --      to         --       32.00%     to       34.20%
 2008                           0.85%     to       2.15%        --      to         --      (33.14)%    to      (32.56)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                           0.85%     to       2.70%      2.54%     to       2.55%     (16.08)%    to      (14.51)%
 2010                           0.85%     to       2.70%      3.38%     to       3.41%       4.27%     to        6.22%
 2009                           0.85%     to       2.70%        --      to         --       22.83%     to       25.12%
 2008                           0.85%     to       2.15%        --      to         --      (44.71)%    to      (44.23)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                                 183,936       $6.673092      to      $11.204386          $1,250,369
 2010                                 184,549       $8.227517      to      $13.865393           1,530,117
 2009                                 214,939       $7.486362      to      $13.002746           1,630,606
 2008                                 135,003       $6.036515      to       $6.102674             818,726
PUTNAM VT INVESTORS FUND
 2011                                   5,241      $10.926607      to      $13.807398              70,658
 2010                                   3,795      $13.870722      to      $13.870722              52,641
PUTNAM VT SMALL CAP VALUE
FUND
 2011                                 273,496      $10.229368      to      $15.580789           2,799,023
 2010                                 203,283      $10.787046      to      $16.801794           2,233,268
 2009                                 176,203       $8.587762      to      $13.701124           1,560,968
 2008                                  97,653       $6.532869      to       $6.604529             642,194
PUTNAM VT VOYAGER FUND
 2011                                 196,402       $8.997772      to      $12.590426           2,079,361
 2010                                  34,353      $11.118426      to      $15.402708             513,917
 2009                                     375      $12.814702      to      $12.814702               4,805
PUTNAM VT EQUITY INCOME FUND
 2011                                  68,788      $10.965150      to      $13.578750             883,394
 2010                                  36,701      $10.921139      to      $13.389583             489,319
 2009                                      71      $11.950208      to      $11.950208                 854
PIMCO ALL ASSET FUND
 2011                                  31,189       $9.999541      to      $10.091449             311,615
PIMCO EQS PATHFINDER FUND
 2011                                 136,466       $9.389138      to       $9.475458           1,276,923
PIMCO GLOBAL MULTI-ASSET FUND
 2011                                  27,351       $9.678566      to       $9.767544             264,759
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                                 372,951       $1.312477      to       $1.401227             512,677
 2010                                 355,404       $1.407108      to       $1.492525             523,269
 2009                                 360,460       $1.341763      to       $1.414006             504,354
 2008                                 420,029       $0.872678      to       $0.913715             380,416
 2007                                 414,492       $1.486316      to       $1.533635             630,577
JENNISON PORTFOLIO
 2011                                  43,669       $0.893188      to       $0.893188              39,005
 2010                                 116,634       $0.897947      to       $0.924809             106,650
 2009                                 139,798       $0.825281      to       $0.873620             118,032
 2008                                 145,348       $0.592850      to       $0.623193              88,007
 2007                                 154,205       $0.972493      to       $1.015125             153,002
PRUDENTIAL VALUE PORTFOLIO
 2011                                 221,591       $1.126140      to      $14.410334             284,514
 2010                                 269,412       $1.176590      to       $1.217103             325,053
 2009                                 269,804       $1.059167      to       $1.091807             292,267
 2008                                 304,801       $0.750512      to       $0.785419             237,098
 2007                                 301,653       $1.358682      to       $1.390767             416,338
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 2011                                  36,866       $0.797967      to       $0.797967              29,418

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                           1.25%     to       2.75%      3.20%     to       3.38%     (19.19)%    to      (17.97)%
 2010                           0.85%     to       2.75%        --      to         --        7.04%     to        9.10%
 2009                           1.25%     to       2.40%        --      to         --       21.68%     to       23.09%
 2008                           0.85%     to       2.15%        --      to         --      (42.46)%    to      (41.96)%
PUTNAM VT INVESTORS FUND
 2011                           0.50%     to       1.45%        --      to       1.15%      (1.40)%    to       (0.46)%
 2010                           0.50%     to       0.50%      0.53%     to       0.53%      13.35%     to       13.35%
PUTNAM VT SMALL CAP VALUE
FUND
 2011                           0.75%     to       2.70%      0.42%     to       0.49%      (7.27)%    to       (5.44)%
 2010                           0.85%     to       2.70%      0.30%     to       0.30%      22.63%     to       24.92%
 2009                           1.15%     to       2.70%      1.44%     to       1.44%      28.03%     to       30.03%
 2008                           1.15%     to       2.45%        --      to         --      (36.58)%    to      (36.02)%
PUTNAM VT VOYAGER FUND
 2011                           0.50%     to       1.50%        --      to         --      (19.07)%    to      (18.26)%
 2010                           0.50%     to       1.50%      0.89%     to       0.89%      11.18%     to       20.20%
 2009                           0.50%     to       0.50%        --      to         --       28.15%     to       28.15%
PUTNAM VT EQUITY INCOME FUND
 2011                           0.50%     to       1.50%      1.55%     to       2.12%       0.40%     to        1.41%
 2010                           0.50%     to       1.50%      0.95%     to       0.95%       9.21%     to       12.05%
 2009                           0.50%     to       0.50%        --      to         --       19.50%     to       19.50%
PIMCO ALL ASSET FUND
 2011                           0.50%     to       1.50%      4.00%     to       4.64%         --      to        0.91%
PIMCO EQS PATHFINDER FUND
 2011                           0.50%     to       1.50%      0.09%     to       0.16%      (6.11)%    to       (5.25)%
PIMCO GLOBAL MULTI-ASSET FUND
 2011                           0.50%     to       1.50%        --      to         --       (3.21)%    to       (2.32)%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                           1.70%     to       2.35%        --      to         --       (6.73)%    to       (6.12)%
 2010                           1.70%     to       2.35%        --      to         --        4.87%     to        5.55%
 2009                           1.70%     to       2.35%        --      to         --       53.75%     to       54.75%
 2008                           1.70%     to       2.35%        --      to         --      (40.81)%    to      (40.42)%
 2007                           1.70%     to       2.20%      0.11%     to       0.12%       7.72%     to        8.26%
JENNISON PORTFOLIO
 2011                           2.20%     to       2.20%        --      to         --       (2.26)%    to       (2.26)%
 2010                           2.05%     to       2.40%      0.02%     to       0.02%       8.81%     to        9.19%
 2009                           1.70%     to       2.40%      0.28%     to       0.29%      39.21%     to       40.19%
 2008                           1.70%     to       2.40%      0.07%     to       0.07%     (39.04)%    to      (38.61)%
 2007                           1.70%     to       2.40%        --      to         --        8.91%     to        9.68%
PRUDENTIAL VALUE PORTFOLIO
 2011                           1.70%     to       2.45%        --      to       0.50%      (8.17)%    to       (7.47)%
 2010                           1.70%     to       2.05%      0.33%     to       0.34%      11.09%     to       11.48%
 2009                           1.70%     to       2.05%      1.65%     to       1.74%      38.52%     to       39.01%
 2008                           1.70%     to       2.35%      1.40%     to       1.75%     (43.89)%    to      (43.53)%
 2007                           1.70%     to       2.05%      0.98%     to       0.99%       0.74%     to        1.09%
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 2011                           2.20%     to       2.20%      0.45%     to       0.45%     (17.16)%    to      (17.16)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                               4,781,804       $9.714248      to      $12.992792         $49,253,592
 2010                               5,217,369      $10.023866      to      $13.657326          55,919,948
 2009                               5,136,540       $9.010887      to      $12.506409          49,876,282
 2008                               2,944,931       $7.322402      to      $10.893737          24,622,036
 2007                                 694,007      $16.476878      to      $17.229559          11,757,904
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                                 192,593      $13.295328      to      $14.475731           2,715,455
 2010                                 211,931      $13.925507      to      $14.988434           3,105,136
 2009                                 226,033      $12.341037      to      $13.131153           2,910,971
 2008                                 243,451       $9.854026      to      $10.365093           2,482,506
 2007                                 247,434      $15.738155      to      $16.364834           3,997,505
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2011                               3,990,162       $9.117538      to       $9.259472          36,629,296
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                                 728,215       $1.178104      to       $1.310634             893,823
 2010                                 895,881       $1.134366      to       $1.247548           1,058,972
 2009                                 982,610       $1.026647      to       $1.116172           1,046,224
 2008                               1,187,869       $0.911719      to       $0.979889           1,116,169
 2007                               1,587,638       $1.318773      to       $1.401139           2,145,075
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                               3,840,214       $1.566088      to      $12.385714           5,917,870
 2010                               4,657,934       $1.332467      to       $1.465421           6,596,959
 2009                               4,948,130       $1.276163      to       $1.387455           7,296,678
 2008                               5,612,820       $1.168078      to       $1.255427           6,782,288
 2007                               6,240,535       $1.169807      to       $1.242914           7,485,802
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                               2,463,930       $1.003183      to       $1.116024           2,681,276
 2010                               3,041,018       $1.051224      to       $1.156101           3,419,265
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                                 133,369      $10.294596      to      $10.476517           1,386,842
 2010                                 155,090      $12.120069      to      $12.193157           1,886,410
 2009                               1,913,891       $0.920576      to       $1.000862           1,856,144
 2008                               1,919,370       $0.837840      to       $0.900500           1,675,898
 2007                               1,979,629       $1.518073      to       $1.612897           3,107,713
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                               1,583,406       $1.455057      to       $1.618725           2,489,270
 2010                               1,949,054       $1.563785      to       $1.719780           3,274,796
 2009                               2,298,885       $1.264746      to       $1.375020           3,049,986
 2008                               2,570,222       $0.849501      to       $0.913021           2,271,934
 2007                               2,287,632       $1.486979      to       $1.579875           3,508,436

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                           0.85%     to       2.70%      1.00%     to       1.04%      (4.87)%    to       (3.09)%
 2010                           0.85%     to       2.70%      0.10%     to       0.10%       9.20%     to       11.24%
 2009                           0.85%     to       2.70%      3.58%     to       4.54%      20.80%     to       23.06%
 2008                           0.85%     to       2.50%      1.86%     to       1.86%     (33.89)%    to      (30.20)%
 2007                           1.35%     to       2.50%      0.77%     to       1.05%      (0.01)%    to        1.15%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                           1.35%     to       2.50%      1.34%     to       1.36%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.14%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.20%     to       4.32%      25.24%     to       26.69%
 2008                           1.35%     to       2.50%      2.35%     to       2.53%     (37.39)%    to      (36.66)%
 2007                           1.35%     to       2.50%      1.17%     to       1.30%      (4.74)%    to       (3.64)%
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2011                           0.85%     to       2.80%        --      to         --       (8.82)%    to       (7.41)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                           1.35%     to       2.50%      2.48%     to       2.86%       3.86%     to        5.06%
 2010                           1.35%     to       2.50%      1.73%     to       1.74%      10.49%     to       11.77%
 2009                           1.35%     to       2.50%      2.02%     to       2.04%      12.61%     to       13.91%
 2008                           1.35%     to       2.50%      2.44%     to       2.45%     (30.87)%    to      (30.07)%
 2007                           1.35%     to       2.50%      2.23%     to       2.30%       4.94%     to        6.15%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                           1.35%     to       2.75%      1.70%     to       2.69%       5.38%     to        6.87%
 2010                           1.35%     to       2.50%      3.37%     to       3.42%       4.41%     to        5.62%
 2009                           1.35%     to       2.50%      4.51%     to       4.52%       9.25%     to       10.52%
 2008                           1.35%     to       2.50%      4.81%     to       4.81%      (0.15)%    to        1.01%
 2007                           1.35%     to       2.50%      4.56%     to       4.57%       3.57%     to        4.77%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                           1.35%     to       2.50%      0.52%     to       0.54%      (4.57)%    to       (3.47)%
 2010                           1.35%     to       2.50%      0.53%     to       0.79%      11.02%     to       12.30%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                           1.35%     to       2.50%      0.29%     to       0.31%     (15.06)%    to      (14.08)%
 2010                           1.35%     to       2.50%        --      to         --       21.20%     to       21.93%
 2009                           1.35%     to       2.50%      3.01%     to       3.20%       9.88%     to       11.15%
 2008                           1.35%     to       2.50%      1.98%     to       2.05%     (44.81)%    to      (44.17)%
 2007                           1.35%     to       2.50%      0.01%     to       0.01%       9.89%     to       11.16%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                           1.35%     to       2.50%        --      to         --       (6.95)%    to       (5.88)%
 2010                           1.35%     to       2.50%        --      to         --       23.64%     to       25.07%
 2009                           1.35%     to       2.50%        --      to         --       48.88%     to       50.60%
 2008                           1.35%     to       2.50%        --      to         --      (42.87)%    to      (42.21)%
 2007                           1.35%     to       2.50%        --      to         --       11.00%     to       12.29%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2011                                 103,948      $15.468782      to      $18.109556          $1,601,116
 2010                                 121,343      $15.612951      to      $18.480499           1,890,354
 2009                                 111,407      $11.675368      to      $13.972442           1,272,221
 2008                                 113,249       $8.181197      to       $8.434447             935,355
 2007                                  53,343      $15.030356      to      $15.364252             807,953
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                                  36,256      $11.711416      to      $12.385528             436,787
 2010                                  44,338      $12.909634      to      $13.537143             587,674
 2009                                  49,368      $11.255012      to      $11.702245             566,482
 2008                                  78,053       $7.182592      to       $7.404895             568,514
 2007                                  65,624      $13.139235      to      $13.535596             876,782
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                                  29,014      $11.603564      to      $12.393407             352,314
 2010                                  23,563      $12.679284      to      $13.295704             307,789
 2009                                  13,895      $10.473260      to      $10.740753             147,847
 2008                                  16,003       $7.246621      to       $7.391000             117,257
 2007                                   4,347      $12.366753      to      $12.641519              54,346

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2011                           1.35%     to       2.45%        --      to         --       (2.01)%    to       (0.92)%
 2010                           1.35%     to       2.45%        --      to         --       32.26%     to       33.73%
 2009                           1.35%     to       2.45%        --      to         --       36.91%     to       38.43%
 2008                           1.35%     to       2.20%        --      to         --      (45.57)%    to      (45.10)%
 2007                           1.35%     to       2.20%        --      to         --       19.66%     to       20.69%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                           1.35%     to       2.20%      0.67%     to       0.79%      (9.28)%    to       (8.51)%
 2010                           1.35%     to       2.20%      1.48%     to       1.59%      14.70%     to       15.68%
 2009                           1.35%     to       2.20%      1.22%     to       1.30%      56.70%     to       58.03%
 2008                           1.35%     to       2.20%        --      to         --      (45.76)%    to      (45.29)%
 2007                           1.35%     to       2.50%      0.03%     to       0.03%      (3.14)%    to       (2.02)%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                           1.35%     to       2.35%        --      to       0.14%      (7.71)%    to       (6.79)%
 2010                           1.35%     to       2.20%      0.55%     to       0.55%      21.06%     to       22.10%
 2009                           1.65%     to       2.20%        --      to         --       44.53%     to       45.32%
 2008                           1.65%     to       2.20%      2.49%     to       2.73%     (41.40)%    to      (41.08)%
 2007                           1.35%     to       2.20%      0.60%     to       0.73%       4.32%     to        5.21%

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  # Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.
  +      See Note 1 for additional information related to this Sub-Account.

    A summary of expense charges is provided in Note 3.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

    MAV/EPB Death Benefit Charge maximum of .30%

    MAV Plus (same as MAV/EPB) maximum of .30%

    The Hartford's Principal First Charge maximum of .75%

    The Hartford's Principal First Preferred Charge maximum of .20%

    MAV 70 Death Benefit Charge maximum of .20%

    Optional Death Benefit Charge maximum of .15%

    Earnings Protection Benefit Charge maximum of .20%

    Return of Premium Death Benefit maximum of .75%

    These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2011 and 2010, and for the Years Ended December 31, 2011, 2010 and 2009

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                 PAGE:
----------------------------------------------------------------------------------
Independent Auditors' Report                                      F-2
Financial Statements -- Statutory-basis:
 Admitted Assets, Liabilities and Capital and Surplus             F-3
 Statements of Operations                                         F-4
 Statements of Changes in Capital and Surplus                     F-5
 Statements of Cash Flows                                         F-6
 Notes to Financial Statements                                   F7-42

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and capital and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for the three years in the period ended December 31, 2011.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the three years in the period ended December 31, 2011, on the basis of accounting described in
Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes as required by accounting guidance adopted in 2009.

April 9, 2012

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                           AS OF DECEMBER 31,
                                     2011                      2010
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                            $11,394,354,135            $9,692,232,176
 Common and preferred
  stocks                            1,017,063,560               758,302,516
 Mortgage loans on real
  estate                              660,905,198               436,751,856
 Real estate                           25,506,912                26,632,080
 Contract loans                       370,655,282               364,509,200
 Cash and short-term
  investments                       3,179,543,702             1,573,472,795
 Derivatives                        1,602,784,576               865,862,531
 Other invested assets                251,264,156               266,361,493
                              -------------------       -------------------
TOTAL CASH AND INVESTED
                 ASSETS            18,502,077,521            13,984,124,647
                              -------------------       -------------------
 Investment income due
  and accrued                         167,669,384               101,421,313
 Amounts recoverable
  for reinsurance                      82,357,163               129,185,787
 Federal income tax
  recoverable                          66,466,241               307,271,561
 Deferred tax asset                   529,817,226               544,413,174
 Receivables from
  parent, subsidiaries
  and affiliates                       19,756,182                26,596,241
 Other assets                         134,763,018               113,920,194
 Separate Account
  assets                           48,255,070,982            58,419,988,303
                              -------------------       -------------------
  TOTAL ADMITTED ASSETS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------
LIABILITIES
 Aggregate reserves for
  future benefits                 $11,213,317,982            $8,789,731,507
 Liability for
  deposit-type
  contracts                            65,824,777                67,565,532
 Policy and contract
  claim liabilities                    48,092,766                41,643,434
 Asset valuation
  reserve                             179,493,239                16,559,135
 Interest maintenance
  reserve                              60,883,805                43,795,716
 Payable to parent,
  subsidiaries or
  affiliates                           23,109,160                45,865,666
 Accrued expense
  allowances and other
  amounts
  due from Separate
  Accounts                           (884,460,194)           (1,301,618,312)
 Funds held under
  reinsurance treaties
  with unauthorized
  reinsurers                        2,552,745,907             1,999,769,173
 Collateral on
  derivatives                       1,488,105,981               714,130,990
 Other liabilities                    824,354,242               726,950,972
 Separate Account
  liabilities                      48,255,070,982            58,419,988,303
                              -------------------       -------------------
      TOTAL LIABILITIES            63,826,538,647            69,564,382,116
                              -------------------       -------------------
CAPITAL AND SURPLUS
 Common stock -- par
  value $1,250 per
  share, 3,000 shares
  authorized, 2000
  shares issued and
  outstanding                           2,500,000                 2,500,000
 Aggregate write-ins
  for other than
  special surplus funds               174,887,393               182,105,606
 Gross paid in and
  contributed surplus               2,893,378,493             2,890,696,495
 Aggregate write-ins
  for special surplus
  funds                               176,605,742               181,471,058
 Unassigned funds                     684,067,442               805,765,945
                              -------------------       -------------------
      TOTAL CAPITAL AND
                SURPLUS             3,931,439,070             4,062,539,104
                              -------------------       -------------------
  TOTAL LIABILITIES AND
    CAPITAL AND SURPLUS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                               2011                     2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                         1,401,142,759           $1,110,039,826         $(55,103,284,892)
 Net investment income                                         637,017,383              651,852,402              507,049,302
 Commissions and expense allowances on reinsurance              34,051,212               90,333,930              210,711,684
  ceded
 Reserve adjustments on reinsurance                         (7,279,328,984)          (6,345,615,060)          56,553,042,305
 Fee income                                                  1,366,934,784            1,452,299,854            1,345,460,200
 Other revenues                                                 13,413,968               26,435,811                9,945,475
                                                         -----------------       ------------------       ------------------
                                         TOTAL REVENUES     (3,826,768,878)          (3,014,653,237)           3,522,924,074
                                                         -----------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    703,019,683              696,946,177              617,438,001
 Disability and other benefits                                   9,127,886                9,295,233                9,760,311
 Surrenders and other fund withdrawals                         331,833,655              283,345,881            5,401,795,641
 Commissions                                                   523,282,542              509,398,932              540,146,456
 Increase (decrease) in aggregate reserves for life and      2,416,785,246              648,536,025           (2,639,943,114)
  accident and health policies
 General insurance expenses                                    308,877,214              367,574,662              398,688,021
 Net transfers from Separate Accounts                       (7,446,610,318)          (6,144,421,221)          (3,807,520,569)
 Modified coinsurance adjustment on reinsurance assumed       (201,842,919)            (236,815,941)            (227,647,298)
 Other expenses                                                230,507,595              148,320,783              104,816,425
                                                         -----------------       ------------------       ------------------
                            TOTAL BENEFITS AND EXPENSES     (3,125,019,416)          (3,717,819,469)             397,533,874
                                                         -----------------       ------------------       ------------------
  NET (LOSS) GAIN FROM OPERATIONS BEFORE FEDERAL INCOME       (701,749,462)             703,166,232            3,125,390,200
                                  TAX EXPENSE (BENEFIT)
 Federal income tax expense (benefit)                          115,068,345              (65,495,355)             446,707,922
                                                         -----------------       ------------------       ------------------
                        NET (LOSS) GAIN FROM OPERATIONS       (816,817,807)             768,661,587            2,678,682,278
                                                         -----------------       ------------------       ------------------
 Net realized capital losses, after tax                        (41,037,858)            (688,717,817)            (270,071,246)
                                                         -----------------       ------------------       ------------------
                                      NET (LOSS) INCOME       (857,855,665)             $79,943,770           $2,408,611,032
                                                         -----------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,890,696,495           2,889,208,215           1,692,530,362
 Capital contribution                                              2,681,998               1,488,280           1,196,677,853
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      2,893,378,493           2,890,696,495           2,889,208,215
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      182,105,606             189,963,147             497,354,084
 Amortization of gain on inforce reinsurance                      (7,218,213)             (7,857,541)             (7,777,012)
 Permitted practice deferred tax asset                                    --                      --            (299,613,925)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        174,887,393             182,105,606             189,963,147
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      181,471,058             266,358,000                      --
 Change in additional admitted deferred tax asset                 (4,865,316)            (84,886,942)            266,358,000
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        176,605,742             181,471,058             266,358,000
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                      805,765,945             737,571,154             (14,526,035)
 Net (loss) income                                              (857,855,665)             79,943,770           2,408,611,032
 Change in net unrealized capital gains (losses) on              352,961,532            (342,230,129)         (1,127,254,952)
  common stocks and other invested assets
 Change in net unrealized foreign exchange capital gains         265,927,783             151,724,446              31,070,826
 Change in net deferred income tax                               499,609,022              47,041,083            (424,460,047)
 Change in asset valuation reserve                              (162,934,104)              9,004,550             (19,559,913)
 Change in nonadmitted assets                                   (219,410,471)            211,752,886            (405,548,325)
 Cumulative effect of change in accounting principles                     --                      --              (5,644,211)
 Change in liability for reinsurance in unauthorized                   3,400               4,736,976              (4,731,146)
  companies
 Cumulative effect of permitted practice deferred tax                     --                      --             299,613,925
  asset
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Correction of prior year error                                           --             (21,778,791)                     --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        684,067,442             805,765,945             737,571,154
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,931,439,070          $4,062,539,104          $4,085,600,516
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                          $1,399,332,372          $1,167,274,877        $(55,110,502,015)
 Net investment income                                           613,946,357             763,045,855             492,875,654
 Reserve adjustments on reinsurance                           (7,279,328,984)         (6,345,615,060)         56,553,042,305
 Miscellaneous income                                          1,409,156,457           1,553,382,340           1,567,209,079
                                                           -----------------       -----------------       -----------------
  Total income                                                (3,856,893,798)         (2,861,911,988)          3,502,625,023
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                 1,061,260,232             549,412,033           6,195,956,624
 Federal income tax (recoveries) payments                       (115,479,588)            363,856,309             174,428,436
 Net transfers from Separate Accounts                         (7,863,768,436)         (6,455,732,342)         (3,836,677,478)
 Other expenses                                                   64,878,126             327,668,851           2,346,022,272
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (6,853,109,666)         (5,214,795,149)          4,879,729,854
                                                           -----------------       -----------------       -----------------
     NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES      2,996,215,868           2,352,883,161          (1,377,104,831)
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         5,209,426,005           5,961,461,765           7,400,337,827
 Common and preferred stocks                                      53,875,698             133,591,230               6,812,083
 Mortgage loans                                                   34,571,199              82,742,398             124,749,183
 Derivatives and other                                           251,024,069             600,107,338           1,657,336,520
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    5,548,896,971           6,777,902,731           9,189,235,613
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         6,908,483,885           6,988,480,966           7,675,090,086
 Common and preferred stocks                                     146,121,947              51,045,814           1,824,386,009
 Mortgage loans                                                  256,825,000              33,125,000              51,677,808
 Real estate                                                              --                 106,600                      --
 Derivatives and other                                           119,866,202           1,755,491,882             297,107,693
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   7,431,297,034           8,828,250,262           9,848,261,596
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in contract loans                         6,146,082              11,680,007              (2,090,539)
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES     (1,888,546,145)         (2,062,027,538)           (656,935,444)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                     --                      --             486,061,985
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Funds held under reinsurance treaties with unauthorized         552,976,734            (154,549,016)          1,140,679,259
  reinsurers
 Net other cash used                                             (54,575,550)            (73,312,602)           (336,375,183)
                                                           -----------------       -----------------       -----------------
            NET CASH PROVIDED BY (USED FOR) FINANCING AND        498,401,184            (299,861,618)          1,290,366,061
                                 MISCELLANEOUS ACTIVITIES
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in cash and short-term                1,606,070,907              (9,005,995)           (743,674,214)
  investments
 Cash and short-term investments, beginning of year            1,573,472,795           1,582,478,790           2,326,153,004
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $3,179,543,702          $1,573,472,795          $1,582,478,790
                                                           -----------------       -----------------       -----------------
Note:Supplemental disclosures of cash flow information
 for non-cash transactions:
 Capital contribution from parent to settle intercompany           2,681,998               1,488,280               4,540,744
  balances related to stock compensation
 Capital contribution to subsidiary to settle                      1,736,296                      --                      --
  intercompany balances related to stock compensation
 Capital contribution of subsidiary from Hartford Life                    --                      --           1,406,075,123
  insurance Company
 Distribution of White River Life Reinsurance Company
  shares to
 Hartford Life Insurance Company                                          --                      --            (700,000,000)
 Shares of subsidiary Hartford Life, Ltd. contributed to
  subsidiary
 Hartford Life International, Ltd.                                        --              29,472,142                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2011 AND 2010 AND 2009

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly-owned subsidiary based in Bermuda, to Hartford Life International, Ltd., also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                  $(857,855,665)            $79,943,770          $2,408,611,032
State prescribed practice:
Reinsurance reserve credit                                      (161,739,538)              3,086,978             153,168,118
                                                          ------------------       -----------------       -----------------
                             NET (LOSS) INCOME, NAIC SAP    $ (1,019,595,203)           $ 83,030,748         $ 2,561,779,150
                                                          ------------------       -----------------       -----------------
Statutory capital and surplus, State of Connecticut           $3,931,439,071          $4,062,539,104          $4,085,600,515
 Basis
State prescribed practice:
Reinsurance reserve credit                                      (396,054,980)           (234,315,442)           (237,402,420)
                                                          ------------------       -----------------       -----------------
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $ 3,535,384,091         $ 3,828,223,662         $ 3,848,198,095
                                                          ------------------       -----------------       -----------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 5 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

As of and for the years ended December 31, GAAP basis consolidated net income
(loss) and stockholder's equity for the Company are as follows:

                             2011              2010              2009
--------------------------------------------------------------------------------
Net income (loss)          $164,313,121      $490,290,694     $(520,466,844)
Stockholder's equity      4,504,856,275     3,928,045,610     3,562,234,712

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 (CARVM for Variable Annuities), ("AG 43"), which codified the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

As of December 31, 2011 and 2010, the Company had $17,416,612,680 and $16,735,685,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2011 and 2010 totaled $74,633,381 and $75,160,778, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of General and Separate Account annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics as of December 31, 2011 is presented below:

                                                                    SEPARATE
                                                                    ACCOUNT        SEPARATE
                                                    GENERAL           WITH          ACCOUNT
                                                    ACCOUNT        GUARANTEES    NONGUARANTEED        TOTAL         % OF TOTAL
--------------------------------------------------------------------------------------------------------------------------------
1.Subject to discretionary withdrawal
 1.1 -- With fair value adjustment
  a) In a lump sum reflecting changes in
   interest rates or asset values                 $1,631,587,734      $ --                 $ --   $1,631,587,734        3.36%
  b) In installments over 5 years or more,
   with or w/o reduction in interest rates                    --        --                   --               --        0.00%
 1.2 -- At book value less current surrender
  charge of 5% or more                               281,286,731        --                   --      281,286,731        0.58%
 1.3 -- At fair value                                         --        --       43,817,257,786   43,817,257,786       90.26%
                                               -----------------      ----      ---------------  ---------------      ------
 1.4 -- Total with adjustment or at fair
  value                                            1,912,874,465        --       43,817,257,786   45,730,132,251       94.20%
 1.5 -- At book value without adjustment
  (minimal or no charge or adjustment)
  a) In a lump sum without adjustment              1,480,711,500        --                   --    1,480,711,500        3.05%
  b) Installments over less than 5 years                      --        --                   --               --        0.00%
  c) In a lump sum subject to a fixed
   surrender charge of less than 5%                  896,550,360        --                   --      896,550,360        1.85%
  d) In a lump sum subject to surrender
   charge                                                     --        --                   --               --        0.00%
  e) All others                                               --        --                   --               --        0.00%
2.Not subject to discretionary withdrawal            330,599,904        --          108,824,446      439,424,350        0.90%
                                               -----------------      ----      ---------------  ---------------      ------
3.Total (gross)                                    4,620,736,229        --       43,926,082,232   48,546,818,461      100.00%
4.Reinsurance ceded                                  189,281,081        --                   --      189,281,081
                                               -----------------      ----      ---------------  ---------------      ------
5.Total (net)                                     $4,431,455,148      $ --      $43,926,082,232  $48,357,537,380
                                               -----------------      ----      ---------------  ---------------      ------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
6. Exhibit 5, Annuities Section, Total (net)      $4,363,283,036
7. Exhibit 5, Supplementary Contract Section,
 Total (net)                                           2,347,338
8. Exhibit 7, Deposit-Type Contracts Section,
 Total (net)                                          65,824,774
                                               -----------------
9. Subtotal                                        4,431,455,148
Separate Account Annual Statement:
10. Exhibit 3, Annuities Section, Total (net)     43,926,082,232
11. Exhibit 3, Supplemental Contract Section,
 Total (net)                                                  --
12. Policyholder dividend and coupon
 accumulations                                                --
13. Policyholder premiums                                     --
14. Guaranteed interest contracts                             --
15. Exhibit 4, Deposit-Type Contracts
 Section, Total (net)                                         --
                                               -----------------
16. Subtotal                                      43,926,082,232
                                               -----------------
17. Combined total                               $48,357,537,380
                                               -----------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The Company calculates its investment in a foreign insurance subsidiary by adjusting annuity GAAP account value reserves using VA CARVM. Methodology is consistent with domestic accumulation annuity reserves. The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2011 and 2010.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $179,493,239 and $16,559,135 as of December 31, 2011 and 2010, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2011 and 2010 were $60,883,805, and $43,795,716, respectively. The net capital gains and (losses) captured in the IMR, net of taxes, in 2011, 2010, and 2009 were $22,055,099, $67,929,917 and $(3,241,828), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2011, 2010, and 2009 included in the Company's Statements of Operations, was $4,967,011, $15,097,035 and $(1,369,985), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 --Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $9,684,957, $16,191,903 and $110,124,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $245,204, $0 and $16,593,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2011, 2010 and 2009, the Company had impaired mortgage loans on real estate with a related allowance for credit losses of $682,306, $2,561,000 and $42,212,000, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

Amounts for prior years have been restated to conform to 2011 presentation.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2011 and 2010 was an increase of $176,605,742 and $181,471,058, respectively, in net admitted deferred tax assets with a corresponding increase of $176,605,742, $181,471,058 and $266,358,000 in surplus in aggregate write-ins for special surplus funds which is included in the Statements of Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009, respectively. (See
Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3. The implementation of SSAP No. 43 -- Revised in 2009 negatively impacted net income for other-than-temporary impairments of loan-backed securities by $14,377,000 in 2009.

Effective January 1, 2012, the Company will adopt SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus will not be material. As a result of the adoption, during the first quarter of 2012 the Company will reclassify an amount between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R and which will no longer be required to be presented as special surplus funds.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                   2011          2010          2009
---------------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $509,808,728  $469,730,083  $440,304,551
Interest income from contract loans              22,747,522    20,359,950    22,025,093
Interest income from mortgage loans on real
 estate                                          30,291,082    27,188,650    31,263,546
Interest and dividends from other investments    86,751,995   150,668,061    21,271,120
Gross investment income                         649,599,327   667,946,744   514,864,310
 Less: investment expenses                       12,581,944    16,094,342     7,815,008
                                               ------------  ------------  ------------
                        NET INVESTMENT INCOME  $637,017,383  $651,852,402  $507,049,302
                                               ------------  ------------  ------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                                   2011               2010               2009
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                 $1,023,591,266     $442,646,698       $258,827,000
Gross unrealized capital losses                (161,289,941)      (195,775,301)      (400,588,000)
Net unrealized capital gains (losses)           862,301,325        246,871,397       (141,761,000)
Balance, beginning of year                      246,871,397       (141,761,000)      (891,652,000)
                                               ------------       ------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS  $615,429,928       $388,632,397       $749,891,000
                                               ------------       ------------       ------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                                   2011               2010                2009
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                   $4,123,643          $2,105,046        $32,641,000
Gross unrealized capital losses                (174,273,946)       (337,772,932)       (49,799,000)
Net unrealized capital losses                  (170,150,303)       (335,667,886)       (17,158,000)
Balance, beginning of year                     (335,667,886)        (17,158,000)      (157,463,000)
                                               ------------       -------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
      (LOSSES) ON COMMON STOCKS AND PREFERRED
                                       STOCKS  $165,517,583       $(318,509,886)      $140,305,000
                                               ------------       -------------       ------------

(D) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                   2011               2010                2009
--------------------------------------------------------------------------------------------------------
Bonds and short-term investments                $56,145,379         $57,288,750       $(102,509,870)
Common stocks -- unaffiliated                       144,514              10,124            (610,426)
Preferred stocks -- unaffiliated                   (245,204)                 --         (12,733,309)
Mortgage loans on real estate                            --         (43,549,377)         (5,911,081)
Derivatives                                     (77,242,753)       (614,797,438)       (148,011,242)
Other invested assets                            12,472,692           5,232,690          (4,598,809)
Realized capital losses                          (8,725,372)      (595,815, 251)       (274,374,737)
Capital gains tax expense (benefit)              10,257,387          24,972,649          (1,061,663)
Net realized capital losses, after tax          (18,982,759)       (620,787,900)       (273,313,074)
 Less: amounts transferred to IMR                22,055,099          67,929,917          (3,241,828)
                                               ------------       -------------       -------------
       NET REALIZED CAPITAL LOSSES, AFTER TAX  $(41,037,858)      $(688,717,817)      $(270,071,246)
                                               ------------       -------------       -------------

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,028,566,737, $6,758,918,000 and $8,402,279,000, gross realized capital gains of $103,207,903,
$113,537,000 and $126,993,000, and gross realized capital losses of $46,490,884,
$40,731,000 and $119,379,000 respectively, before transfers to the IMR.

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated common and preferred stocks resulted in proceeds of $875,698, $10,124 and $6,812,000, gross realized capital gains of $152,187, $10,124 and $2,737,000, and gross realized capital losses of $7,673, $0 and $76,000, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2011 and 2010, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2011 and 2010 were $39,019,185,529 and $39,112,849,000, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2011 and 2010 was $1,780,276,715 and $988,931,000, respectively. As of December 31,
2011 and 2010 the average fair value for derivatives held for other investment and/or risk management activities was $994,929,586 and $816,972,000, respectively. The carrying value of derivative instruments at December 31, 2011 and 2010 was $1,566,600,905 and $797,399,090, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately one year. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2011 and 2010 interest rate swaps used in cash flow hedge relationships had a notional value of $360,000,000 and $522,000,000, respectively, a fair value of $24,655,599 and $9,793,000, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2011 and 2010 swaps in this strategy had a notional value of $1,775,646,363 and $1,997,409,000, respectively, a fair value of $183,792,418 and $177,154,000, respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2011 and 2010 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $56,751,448 and $72,010,000, respectively, a fair value of $12,985,629 and $13,187,000, respectively, and a carrying value of $6,971,433 and $8,724,000, respectively.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR. As of December 31, 2011 interest rate swaps used in fair value hedge relationships had a notional value of $109,945,000, a fair value of $(763,003), and a carrying value of $0. As of December 31, 2010 the Company did not hold any interest rate swaps used in fair value hedge relationships.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2011 and 2010 of $26,900,000 and $20,500,000,
respectively, a fair value of $(278,993) and $465,000, respectively, and a carrying value of $(255,592) and $343,000, respectively.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. The Company entered into these interest rate caps during 2006 and 2007. As of December 31, 2011 and 2010 interest rate caps had a notional value of $54,077,000, a fair value of $4,596 and $84,000, respectively, and a carrying value of $4,596 and $84,000, respectively. For the years ended December 31, 2011 and 2010 there were no realized gains and losses on interest rate caps. For the year ended December 31, 2009 derivative contracts in this strategy reported losses of $(230,000) in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2011 and 2010 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $274,554,456 and $378,214,000, respectively, a fair value of $3,715,157 and
$(1,725,000), respectively, and a carrying value of $3,715,157 and $(1,725,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps reported gains of $737,608, $1,329,000 and $802,000, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010 credit default swaps in offsetting relationships had a notional value of $574,371,572 and $589,715,000, respectively, a fair value of $(5,046,916) and $(4,120,000), respectively, and a carrying value of $(5,046,916) and $(4,120,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps in offsetting relationships reported losses of $(265,240), $(4,000) and a gain of $3,000, respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2011, and 2010 foreign currency swaps had a notional value of $50,000,000, a fair value of $(7,205,145), and $(8,568,000), respectively, and a carrying value of $(7,205,145) and $(8,568,000), respectively. For the year ended December 31, 2011 there were no realized gains and losses on foreign currency swaps. For the years ended December 31, 2010 and 2009 derivative contracts in this strategy reported a loss of $(993,000), and a gain of $1,349,000, respectively, in realized capital gains and losses.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $11,173,683,273 and $11,930,602,000, respectively, a fair value of $729,863,889 and $384,420,000, respectively, and a carrying value of $729,863,889 and $384,420,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(162,431,340), $(144,744,000), and gains of $75,643,000, respectively, in realized capital gains and losses.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products. As of December 31, 2011 derivative contracts in this strategy had a notional value of $13,790,326, and a fair value and a carrying value of $568,854. As of December 31, 2010 the Company did not hold any equity indexed options in this strategy. For the year ended December 31, 2011 derivative contracts in this strategy reported a loss of $(66,014) in realized capital gains and losses. For the years ended December 31, 2010 and 2009 there were no realized gains and losses on equity index options.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration between assets and liabilities. As of December 31, 2011 derivative contracts in this strategy, excluding contracts in offsetting relationships, had a notional value of $460,645,000, a fair value and a carrying value of $(85,805). As of December 31, 2010 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2011, 2010, and 2009 interest rates swaps and futures reported gains of $112,038, $5,772,000, and $103,000, respectively, in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2011 and 2010 interest rate swaps in offsetting relationships had a notional value of $225,000,000, a fair value of $(16,422,238) and $(16,943,000), respectively, and a carrying value of $(16,422,238) and $(16,943,000), respectively. For the years ended December 31, 2011 and 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822,000 in realized capital gains and losses.

U.S. MACRO HEDGE PROGRAM: The Company purchases equity options and futures to economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $6,819,098,500 and $11,317,517,000, respectively, a fair value of $356,561,449 and $203,468,000, respectively, and a carrying value of $356,561,449 and $203,468,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(276,124,822), $(342,821,000), and $(124,164,000), respectively, in realized capital gains and losses.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to partially hedge against declines in equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. As of December 31, 2011 and 2010 derivative contracts in international program hedging instruments had a notional value of $17,044,722,591 and $11,955,805,000, respectively, a fair value of $497,931,224 and $231,716,000, respectively, and a carrying value of $497,931,224 and $231,716,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported gains of $326,757,980, and losses of $(171,159,000), and $(78,631,000), respectively, in realized capital gains and losses.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2011

                                                                               WEIGHTED
                                                                                AVERAGE
                                   NOTIONAL       FAIR        CARRYING         YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE        VALUE           MATURITY
-------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $148,153      $(2,394)     $(2,370)          2 years
 Below investment grade risk
  exposure                           14,313          (36)         (36)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          209,543       (2,110)      (2,110)          5 years
 Investment grade risk
  exposure                           70,000       (6,374)      (6,374)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000       39,875       49,900           6 years
                                   --------      -------      -------           -------
                        TOTAL      $492,009      $28,961      $39,010
                                   --------      -------      -------

                                     UNDERLYING REFERENCED
                                    CREDIT OBLIGATION(S) (1)

                                                       AVERAGE
                                                       CREDIT
(AMOUNTS IN THOUSANDS)              TYPE               RATING
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
                                     Corporate
 Investment grade risk          Credit/Foreign
  exposure                                Gov.             A-
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
Basket credit default swaps
 (4)                                 Corporate
 Investment grade risk
  exposure                              Credit           BBB+
 Investment grade risk
  exposure                         CMBS Credit             A+
Credit linked notes
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
                               ---------------          -----
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps

 Investment grade risk
  exposure                         $121,253          $(1,644)        $(1,644)
 Below investment grade risk
  exposure                           14,313          (1,252)         (1,252)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781             929             929
 Investment grade risk
  exposure                           70,000           6,374           6,374
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $284,347          $4,407          $4,407
                                   --------          ------          ------

                            AS OF DECEMBER 31, 2010

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $142,872         $(380)        $(502)          2 years
 Below investment grade risk
  exposure                           20,866           (42)          (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          243,459         2,239         2,239           5 years
 Investment grade risk
  exposure                           70,000        (2,961)       (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000        43,400        49,880           6 years
                                   --------      --------      --------          --------
                        TOTAL      $527,197       $42,256       $48,614
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
(AMOUNTS IN THOUSANDS)                   TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372           $(157)          $(157)
 Below investment grade risk
  exposure                           20,866          (3,077)         (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781          (1,136)         (1,136)
 Investment grade risk
  exposure                           70,000           2,961           2,961
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $292,019          $(1,409)        $(1,409)
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $279,543 and $313,459 as of December 31, 2011 and 2010,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2011, 2010, and 2009 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2011 and 2010, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                  GROSS             GROSS                 ESTIMATED
                                              STATEMENT         UNREALIZED        UNREALIZED                FAIR
                                                VALUE             GAINS             LOSSES                  VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2011
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --                $755,130,295      $104,729,396       $(1,048,670)           $858,811,021
  excluding asset-backed
 -- Guaranteed and sponsored --               1,186,617,224        44,551,484           (66,086)          1,231,102,622
  asset-backed
States, municipalities and political            413,682,584        43,804,332          (954,164)            456,532,752
 subdivisions
International governments                       107,425,052         9,605,312          (393,067)            116,637,297
All other corporate -- excluding              6,131,755,165       687,886,439       (28,337,748)          6,791,303,856
 asset-backed
All other corporate -- asset-backed           1,436,711,752        64,964,862      (107,770,233)          1,393,906,381
Hybrid securities                                66,811,576            44,045       (22,719,973)             44,135,648
Short-term investments                        2,395,806,381                --                --           2,395,806,381
Affiliated bond                               1,296,220,489        68,005,396                --           1,364,225,885
                                          -----------------  ----------------  ----------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $13,790,160,518    $1,023,591,266     $(161,289,941)        $14,652,461,843
                                          -----------------  ----------------  ----------------       -----------------

                                                                              GROSS           GROSS                 ESTIMATED
                                                                           UNREALIZED       UNREALIZED                FAIR
                                                             COST             GAINS           LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2011
Common stocks -- unaffiliated                               $152,370,800     $3,456,202       $(9,800,861)           $146,026,141
Common stocks -- affiliated                                1,025,139,835        667,441      (163,216,084)            862,591,192
                                                       -----------------  -------------  ----------------       -----------------
                                  TOTAL COMMON STOCKS     $1,177,510,635     $4,123,643     $(173,016,945)         $1,008,617,333
                                                       -----------------  -------------  ----------------       -----------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2011
Preferred stocks -- unaffiliated                                 $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------

                                                                           GROSS            GROSS                  ESTIMATED
                                                      STATEMENT         UNREALIZED        UNREALIZED                 FAIR
                                                        VALUE              GAINS            LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31,
 2010
U.S. government and government agencies and
authorities:
 -- Guaranteed and sponsored -- exluding                $811,351,000       $2,646,000      $(38,920,000)             $775,077,000
  asset-backed
 -- Guaranteed and sponsored -- asset-backed             842,971,000       19,961,000        (4,249,000)              858,683,000
States, municipalities and political                     184,201,000        1,483,000        (6,939,000)              178,745,000
 subdivisions
International governments                                104,746,000        5,004,000          (546,000)              109,204,000
All other corporate -- excluding asset-backed          4,858,817,000      319,349,000       (39,143,000)            5,139,023,000
All other corporate -- asset-backed                    1,378,583,000       37,862,000       (94,423,000)            1,322,022,000
Hybrid securities                                         91,948,000           63,000       (11,555,000)               80,456,000
Short-term investments                                 1,377,157,000               --                --             1,377,157,000
Affiliated bond                                        1,419,615,000       56,278,000                --             1,475,893,000
                                                 -------------------  ---------------  ----------------       -------------------
         TOTAL BONDS AND SHORT-TERM INVESTMENTS      $11,069,389,000     $442,646,000     $(195,775,000)          $11,316,260,000
                                                 -------------------  ---------------  ----------------       -------------------

                                                                                GROSS           GROSS                ESTIMATED
                                                                             UNREALIZED       UNREALIZED               FAIR
                                                               COST             GAINS           LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stocks -- unaffiliated                                   $5,487,000     $2,105,000           $(2,000)           $7,590,000
Common stocks -- affiliated                                  1,077,880,000             --      (336,069,000)          741,811,000
                                                         -----------------  -------------  ----------------       ---------------
                                    TOTAL COMMON STOCKS     $1,083,367,000     $2,105,000     $(336,071,000)         $749,401,000
                                                         -----------------  -------------  ----------------       ---------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stocks -- unaffiliated                                 $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2011 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                               STATEMENT           ESTIMATED
                                                 VALUE            FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                        $3,032,142,342     $3,079,727,758
Due after one year through five years           3,016,788,584      3,245,562,366
Due after five years through ten years          3,919,511,930      4,216,289,478
Due after ten years                             3,821,717,662      4,110,882,241
                                           ------------------  -----------------
                                    TOTAL     $13,790,160,518    $14,652,461,843
                                           ------------------  -----------------

At December 31, 2011 and 2010, securities with a statement value of $3,849,385 and $3,821,000, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 5.20% and 3.44% and 5.36% and 3.50% for loans during 2011 and 2010, respectively. During 2011 and 2010, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2011 and 2010, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2011 and 2010, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2011 and 2010, there were impaired loans with a related allowance for credit losses of $682,306 and $2,560,968 with interest income recognized during the period the loans were impaired of $4,961,927 and $1,593,157, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2011, 2010 and 2009.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $0 and $1,232,000 for the years ended December 31, 2011, 2010 and 2009, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2011 and 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged of $369,461,123 and $260,873,830, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2011 and 2010, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a statement value of $1,708,566,498 and $840,945,555, respectively. At December 31, 2011 and 2010, cash collateral of $1,488,105,981 and $714,130,990 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The fair value of the cash collateral invested in cash and short-term investments was $1,488,105,981 and $714,130,990 as of December 31, 2011 and 2010, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2011 and 2010. As of December 31, 2011 and 2010, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2011 and 2010.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

                                            LESS THAN 12 MONTHS
                             AMORTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE              LOSSES
-------------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854            $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,541           36,477                (64)
States, municipalities
 & political
 subdivisions                    74,804           74,119               (685)
International
 governments                        315              315                 --
All other corporate
 including
 international                  649,737          625,937            (23,800)
All other
 corporate-asset
 backed                         369,249          341,134            (28,115)
Hybrid securities                 2,257            2,200                (57)
                            -----------      -----------          ---------
TOTAL FIXED MATURITIES        1,258,806        1,205,036            (53,770)
Common stock --
 unaffiliated                    62,886           53,088             (9,798)
Common stock --
 affiliated                          --               --                 --
Preferred stock --
 unaffiliated                        --               --                 --
                            -----------      -----------          ---------
TOTAL EQUITY                     62,886           53,088             (9,798)
                            -----------      -----------          ---------
TOTAL SECURITIES             $1,321,692       $1,258,124           $(63,568)
                            -----------      -----------          ---------

                                          12 MONTHS OR MORE
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                        $ --             $ --             $ --
 -- guaranteed &
  sponsored
 -- asset backed                    126              124               (2)
States, municipalities
 & political
 subdivisions                    10,000            9,731             (269)
International
 governments                      5,000            4,607             (393)
All other corporate
 including
 international                   78,131           73,593           (4,538)
All other
 corporate-asset
 backed                         429,162          349,507          (79,655)
Hybrid securities                61,557           38,894          (22,663)
                            -----------      -----------      -----------
TOTAL FIXED MATURITIES          583,976          476,456         (107,520)
Common stock --
 unaffiliated                         3               --               (3)
Common stock --
 affiliated                     931,352          768,136         (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991           (1,257)
                            -----------      -----------      -----------
TOTAL EQUITY                    939,603          775,127         (164,476)
                            -----------      -----------      -----------
TOTAL SECURITIES             $1,523,579       $1,251,583        $(271,996)
                            -----------      -----------      -----------

                                               TOTAL
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  ----------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854         $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,667           36,601             (66)
States, municipalities
 & political
 subdivisions                    84,804           83,850            (954)
International
 governments                      5,315            4,922            (393)
All other corporate
 including
 international                  727,868          699,530         (28,338)
All other
 corporate-asset
 backed                         798,411          690,641        (107,770)
Hybrid securities                63,814           41,094         (22,720)
                            -----------      -----------      ----------
TOTAL FIXED MATURITIES        1,842,782        1,681,492        (161,290)
Common stock --
 unaffiliated                    62,889           53,088          (9,801)
Common stock --
 affiliated                     931,352          768,136        (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991          (1,257)
                            -----------      -----------      ----------
TOTAL EQUITY                  1,002,489          828,215        (174,274)
                            -----------      -----------      ----------
TOTAL SECURITIES             $2,845,271       $2,509,707       $(335,564)
                            -----------      -----------      ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2011, fixed maturities, comprised of approximately 480 securities, accounted for approximately 94% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2011, 86% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2011 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

                                         LESS THAN 12 MONTHS
                            AMORTIZED          FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)         COST           VALUE             LOSSES
--------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                   $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed               292,619         288,373              (4,246)
States, municipalities
 & political
 subdivisions                   78,330          76,053              (2,277)
International
 governments                    13,533          13,371                (162)
All other corporate
 including
 international               1,029,469         993,821             (35,648)
All other corporate --
 asset backed                  551,979         489,912             (62,067)
Hybrid securities               11,530          11,410                (120)
                            ----------      ----------          ----------
TOTAL FIXED MATURITIES       2,415,427       2,271,987            (143,440)
Common stock --
 unaffiliated                       --              --                  --
Common stock --
 affiliated                    832,517         634,250            (198,267)
Preferred stock --
 unaffiliated                    8,466           6,764              (1,702)
                            ----------      ----------          ----------
TOTAL EQUITY                   840,983         641,014            (199,969)
                            ----------      ----------          ----------
TOTAL SECURITIES            $3,256,410      $2,913,001           $(343,409)
                            ----------      ----------          ----------

                        LESS THAN 12 MONTHS      12 MONTHS OR MORE
                        UNREALIZED  AMORTIZED            FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES        COST               VALUE            LOSSES
----------------------  ------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                              $ --               $ --                $ --
 -- guaranteed &
  sponsored
 -- asset backed                          196                193                  (3)
States, municipalities
 & political
 subdivisions                          35,000             30,338              (4,662)
International
 governments                            5,000              4,616                (384)
All other corporate
 including
 international                         51,227             47,732              (3,495)
All other corporate --
 asset backed                         246,987            214,631             (32,356)
Hybrid securities                      78,482             67,047             (11,435)
                                    ---------          ---------          ----------
TOTAL FIXED MATURITIES                416,892            364,557             (52,335)
Common stock --
 unaffiliated                               2                 --                  (2)
Common stock --
 affiliated                           245,363            107,561            (137,802)
Preferred stock --
 unaffiliated                              --                 --                  --
                                    ---------          ---------          ----------
TOTAL EQUITY                          245,365            107,561            (137,804)
                                    ---------          ---------          ----------
TOTAL SECURITIES                     $662,257           $472,118           $(190,139)
                                    ---------          ---------          ----------

                        12 MONTHS OR MORE             TOTAL
                        UNREALIZED RTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES     COST           VALUE               LOSSES
----------------------  --------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                       $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed                   292,815         288,566              (4,249)
States, municipalities
 & political
 subdivisions                      113,330         106,391              (6,939)
International
 governments                        18,533          17,987                (546)
All other corporate
 including
 international                   1,080,696       1,041,553             (39,143)
All other corporate --
 asset backed                      798,966         704,543             (94,423)
Hybrid securities                   90,012          78,457             (11,555)
                                ----------      ----------          ----------
TOTAL FIXED MATURITIES           2,832,319       2,636,544            (195,775)
Common stock --
 unaffiliated                            2              --                  (2)
Common stock --
 affiliated                      1,077,880         741,811            (336,069)
Preferred stock --
 unaffiliated                        8,466           6,764              (1,702)
                                ----------      ----------          ----------
TOTAL EQUITY                     1,086,348         748,575            (337,773)
                                ----------      ----------          ----------
TOTAL SECURITIES                $3,918,667      $3,385,119           $(533,548)
                                ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to CMBS and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

For the year ended December 31, 2011, the Company recognized losses for other-than-temporary impairments ("OTTI") on loan-backed and structured securities of $7,589,358 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $40,176,589 and $32,587,231, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI for loan-backed securities held as of December 31, 2011 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                            2
                                         BOOK/ADJ
                                         CARRYING
                                          VALUE                     3
                                        AMORTIZED             PRESENT VALUE
                                       COST BEFORE                  OF
               1                      CURRENT PERIOD            PROJECTED
             CUSIP                         OTTI                 CASH FLOWS
--------------------------------------------------------------------------------
  00503N            AB         7         $7,535,388              $1,959,990
  05947U            HT         8          3,987,817               3,981,363
  059497            BW         6          9,725,618               9,468,201
  059500            BK         3            324,723                 301,919
  07383F            YN         2          1,426,119               1,353,732
  07388N            AX         4          8,656,256               6,740,942
  1248MB            AJ         4            999,970                 837,548
  15188R            AB         8            985,186                  77,012
  15188R            AC         6            103,020                  34,782
  173067            AJ         8          1,373,631               1,082,028
  22540V            V3         3          2,653,742               2,644,326
  22541N            VA         4          2,380,022               2,338,979
  22545X            BB         8          2,034,495               1,474,961
  36158Y            BE         8            929,981                 920,612
  361849            N6         5          1,365,928                 690,903
  46625M            CY         3            644,072                 572,349
  46625M            KQ         1          1,741,503               1,562,569
  46625Y            JP         9            787,944                 729,302
  46625Y            WE         9          3,076,000               2,571,757
  55312Y            BD         3          2,224,569               1,767,229


                                                                                   7
                                                                                DATE OF
                                        5                  6                   FINANCIAL
                    4               AMORTIZED             FAIR                 STATEMENT
               RECOGNIZED           COST AFTER          VALUE AT                 WHERE
                  OTTI                 OTTI           TIME OF OTTI             REPORTED
-----------  ---------------------------------------------------------------------------------
  00503N         $(5,575,398)        $1,959,990           $607,018              9/30/2009
  05947U              (6,454)         3,981,363          3,980,969              9/30/2009
  059497            (257,417)         9,468,201          8,381,882              9/30/2009
  059500             (22,804)           301,919            279,440              9/30/2009
  07383F             (72,387)         1,353,732          1,587,169              9/30/2009
  07388N          (1,915,314)         6,740,942          6,301,194              9/30/2009
  1248MB            (162,422)           837,548            393,426              9/30/2009
  15188R            (908,174)            77,012            251,926              9/30/2009
  15188R             (68,238)            34,782            111,797              9/30/2009
  173067            (291,603)         1,082,028          1,532,755              9/30/2009
  22540V              (9,416)         2,644,326          2,502,017              9/30/2009
  22541N             (41,043)         2,338,979          2,347,354              9/30/2009
  22545X            (559,534)         1,474,961          1,358,469              9/30/2009
  36158Y              (9,369)           920,612            866,016              9/30/2009
  361849            (675,025)           690,903            946,149              9/30/2009
  46625M             (71,723)           572,349            526,565              9/30/2009
  46625M            (178,934)         1,562,569          1,521,277              9/30/2009
  46625Y             (58,642)           729,302            741,670              9/30/2009
  46625Y            (504,243)         2,571,757          3,146,164              9/30/2009
  55312Y            (457,340)         1,767,229          1,494,736              9/30/2009

                                          2
                                       BOOK/ADJ
                                       CARRYING
                                        VALUE                     3
                                      AMORTIZED             PRESENT VALUE
                                     COST BEFORE                  OF
              1                     CURRENT PERIOD            PROJECTED
            CUSIP                        OTTI                 CASH FLOWS
------------------------------------------------------------------------------
 75970J           AU         0             10,731                   9,123
 78402K           AA         3            769,074                 135,713
 78402K           AB         1            135,046                  36,892
 92978T           BU         4          5,534,393               3,809,262
 93364L           AD         0          7,945,532               5,903,490
 12669R           AC         1            999,360                 351,328
 23243N           AF         5          8,660,779               4,126,189
 46627Q           BD         9          1,806,424               1,169,582
 75970J           AU         0              7,970                     344
 00503N           AB         7          1,693,311               1,186,748
 46627Q           BD         9          1,160,155               1,142,892
 00503N           AB         7          1,050,813                 497,908
 22541N           NJ         4          5,519,877               4,981,232
 00503N           AB         7            339,385                      --
 46627Q           BD         9          1,113,437               1,052,711
 46625M           CY         3            131,678                 112,628
 83611Y           AD         4          2,291,525               2,256,378
 22540V           V3         3            744,763                 707,340
 36158Y           BE         8            134,272                  76,272
 46625M           CY         3             81,434                  46,372
 46625M           KQ         1            530,791                 475,970
 46627Q           BD         9          1,030,054                 912,949
 46627Q           BD         9            899,658                 823,559
 07383F           MR         6            132,490                 127,782
 173067           GH         6            546,570                 502,821
 22540V           V3         3            302,095                 212,829
 46625M           PS         2          1,058,378                 914,896
 61746W           HJ         2            368,434                 260,421
 949837           AA         6         10,610,884              10,505,147
 94985F           AA         6         11,412,104              11,285,301
                                                                    TOTAL


                                                                              7
                                                                           DATE OF
                                       5                   6              FINANCIAL
                 4                 AMORTIZED              FAIR            STATEMENT
             RECOGNIZED           COST AFTER            VALUE AT            WHERE
                OTTI                 OTTI             TIME OF OTTI         REPORTED
---------  --------------------------------------------------------------------------
 75970J            (1,608)                9,123              1,859          9/30/2009
 78402K          (633,361)              135,713            135,000          9/30/2009
 78402K           (98,154)               36,892             45,000          9/30/2009
 92978T        (1,725,131)            3,809,262          4,213,330          9/30/2009
 93364L        (2,042,042)            5,903,490          2,400,000          9/30/2009
 12669R          (648,032)              351,328            351,285         12/31/2009
 23243N        (4,534,590)            4,126,189          2,820,805         12/31/2009
 46627Q          (636,842)            1,169,582          1,055,039         12/31/2009
 75970J            (7,626)                  344                169         12/31/2009
 00503N          (506,563)            1,186,748            364,211          3/31/2010
 46627Q           (17,263)            1,142,892          1,142,892          3/31/2010
 00503N          (552,905)              497,908            333,860          6/30/2010
 22541N          (538,645)            4,981,232          4,846,253          6/30/2010
 00503N          (339,385)                   --                 --          9/30/2010
 46627Q           (60,726)            1,052,711          1,613,441         12/31/2010
 46625M           (19,050)              112,628             45,254          3/31/2011
 83611Y           (35,147)            2,256,378          1,591,947          3/31/2011
 22540V           (37,423)              707,340            434,108          6/30/2011
 36158Y           (58,000)               76,272             65,215          6/30/2011
 46625M           (35,062)               46,372             27,758          6/30/2011
 46625M           (54,821)              475,970            401,846          6/30/2011
 46627Q          (117,105)              912,949          1,546,254          6/30/2011
 46627Q           (76,099)              823,559            823,398          9/30/2011
 07383F            (4,708)              127,782             70,900         12/31/2011
 173067           (43,749)              502,821            490,578         12/31/2011
 22540V           (89,266)              212,829             53,423         12/31/2011
 46625M          (143,482)              914,896            779,975         12/31/2011
 61746W          (108,013)              260,421            344,430         12/31/2011
 949837          (105,737)           10,505,147          9,985,619         12/31/2011
 94985F          (126,803)           11,285,301         10,809,235         12/31/2011
           --------------       ---------------       ------------       ------------
             $(25,242,818)
           --------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's financial statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011 and 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of December 31:

                                                            QUOTED PRICES IDECEMBER 31, 2011
                                                             ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                                              FOR IDENTICAL              OBSERVABLE              UNOBSERVABLE
                                                                 ASSETS                    INPUTS                   INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed           $2,468                   $ --                    $ --                    $2,468
Common stocks                                146,960                146,956                      --                         4
                                       -------------          -------------              ----------              ------------
               TOTAL BONDS AND STOCKS        149,428                146,956                      --                     2,472
Derivative assets
 Credit derivatives                           (1,587)                    --                  (1,075)                     (512)
 Equity derivatives                              569                     --                      --                       569
 Foreign exchange derivatives                   (234)                    --                    (234)                       --
 Interest rate derivatives                    19,681                     --                  19,676                         5
 GMWB hedging instruments                    729,864                     --                  43,792                   686,072
 US macro hedge program                      356,561                     --                      --                   356,561
 International program hedging
  instruments                                497,931                     --                 518,083                   (20,152)
                                       -------------          -------------              ----------              ------------
              TOTAL DERIVATIVE ASSETS      1,602,785                     --                 580,242                 1,022,543
Separate Account assets (1)               48,234,930             48,234,930                      --                        --
                                       -------------          -------------              ----------              ------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $49,987,143            $48,381,886                $580,242                $1,025,015
                                       -------------          -------------              ----------              ------------
Liabilities accounted for at fair
 value
Derivative liabilities
 Interest rate derivatives                  $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------

(1) Excludes approximately $20.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                            QUOTED PRICES IDECEMBER 31, 2010
                                                             ACTIVE MARKETS                                       SIGNIFICANT
                                                              FOR IDENTICAL              SIGNIFICANT              UNOBSERVABLE
                                                                 ASSETS               OBSERVABLE INPUTS              INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed             $644                   $ --                     $ --                     $644
Common stocks                                  7,589                  7,585                       --                        4
                                       -------------          -------------               ----------               ----------
               TOTAL BONDS AND STOCKS          8,233                  7,585                       --                      648
Derivative assets
 Credit derivatives                           (6,867)                    --                   (6,832)                     (35)
 Foreign exchange derivatives                 78,416                     --                   78,416                       --
 Interest rate derivatives                   (11,257)                    --                  (11,342)                      85
 GMWB hedging instruments                    442,919                     --                  (37,116)                 480,035
 US macro hedge program                      203,468                     --                       --                  203,468
 International program hedging
  instruments                                159,183                     --                  154,640                    4,543
                                       -------------          -------------               ----------               ----------
              TOTAL DERIVATIVE ASSETS        865,862                     --                  177,766                  688,096
Separate Account assets (1)               58,399,199             58,399,199
                                       -------------          -------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $59,273,294            $58,406,784                 $177,766                 $688,744
                                       -------------          -------------               ----------               ----------
Liabilities accounted for at fair
 value
Derivative liabilities
 Credit derivatives                           $1,365                   $ --                     $129                   $1,236
 Foreign exchange derivatives                 (5,727)                    --                   (5,727)                      --
 Interest rate derivatives                    (5,602)                    --                   (5,602)                      --
 GMWB hedging instruments                    (58,499)                    --                  (81,298)                  22,799
                                       -------------          -------------               ----------               ----------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(68,463)                  $ --                 $(92,498)                 $24,035
                                       -------------          -------------               ----------               ----------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

Bonds and Stocks

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed and missing prices. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. In addition, the controls surrounding methodologies used by the third-parties are verified using a report of an independent accountant provided by the third-parties or, if unavailable, through on-site walk-throughs. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2011, 99% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs monthly analyses of derivative valuations which include both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010 98% and 97% of derivatives, respectively, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

       - ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

       - CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

       - FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

       - INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. This includes less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below-prime loans. Primary inputs for these structured securities are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their illiquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010:

                                                         TOTAL
                                                  REALIZED/UNREALIZED
                                                    GAINS (LOSSES)
                            FAIR VALUE               INCLUDED IN:
                          AS OF JAN. 1,           NET
(AMOUNTS IN THOUSANDS)         2011           INCOME (1)           SURPLUS
--------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --             $(12)                 $14
All other corporate --
 asset-backed                     644              (35)              (1,472)
All other --
 asset-backed                      --               --                   --
Preferred stocks                   --             (241)                   8
Common stocks                       4               --                   --
                             --------            -----            ---------
TOTAL BONDS AND STOCKS           $648            $(288)             $(1,450)
Derivatives
 Credit derivatives            $1,201             $ --                 $475
 Equity derivatives                --               --                 (114)
 Interest rate
  derivatives                      85               --                  (80)
 GMWB hedging
  instruments                 502,834               --              179,416
 US macro hedge
  program                     203,468               --             (128,357)
 International program
  hedging                       4,543               --               (2,917)
                             --------            -----            ---------
TOTAL DERIVATIVES (3)        $712,131             $ --              $48,423
                             --------            -----            ---------


(AMOUNTS IN THOUSANDS)      PURCHASES           SALES         SETTLEMENTS
----------------------  -----------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --            $(2)               $ --
All other corporate --
 asset-backed                  14,500             --                 (59)
All other --
 asset-backed                      --             --                  --
Preferred stocks                   --             --                  --
Common stocks                      --             --                  --
                             --------            ---            --------
TOTAL BONDS AND STOCKS        $14,500            $(2)               $(59)
Derivatives
                                                   $
 Credit derivatives             $(945)            --             $(1,243)
 Equity derivatives               683             --                  --
 Interest rate
  derivatives                      --             --                  --
 GMWB hedging
  instruments                  22,530             --             (18,708)
 US macro hedge
  program                     346,500             --             (65,050)
 International program
  hedging                     (21,778)            --                  --
                             --------            ---            --------
                                                   $
TOTAL DERIVATIVES (3)        $346,990             --            $(85,001)
                             --------            ---            --------


                            TRANSFERS          TRANSFERS           FAIR VALUE
                              INTO               OUT OF               AS OF
(AMOUNTS IN THOUSANDS)     LEVEL 3 (2)        LEVEL 3 (2)         DEC. 31, 2011
----------------------  ----------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate             $ --                $ --                 $ --
All other corporate --
 asset-backed                  7,050             (18,160)               2,468
All other --
 asset-backed                 21,466             (21,466)                  --
Preferred stocks                 233                  --                   --
Common stocks                     --                  --                    4
                             -------            --------            ---------
TOTAL BONDS AND STOCKS       $28,749            $(39,626)              $2,472
Derivatives

 Credit derivatives             $ --                $ --                $(512)
 Equity derivatives               --                  --                  569
 Interest rate
  derivatives                     --                  --                    5
 GMWB hedging
  instruments                     --                  --              686,072
 US macro hedge
  program                         --                  --              356,561
 International program
  hedging                         --                  --              (20,152)
                             -------            --------            ---------

TOTAL DERIVATIVES (3)           $ --                $ --            $1,022,543
                             -------            --------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

                                                        TOTAL
                                                 REALIZED/UNREALIZED
                                                   GAINS (LOSSES)
                            FAIR VALUE              INCLUDED IN:
                          AS OF JAN. 1,          NET
(AMOUNTS IN THOUSANDS)         2010          INCOME (1)          SURPLUS
------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $223            $(9)               $(341)
Preferred stocks                  405             --                   --
Common stocks                       4             --                   --
                             --------            ---            ---------
TOTAL BONDS AND STOCKS           $632            $(9)               $(341)
Derivatives
 Credit derivatives                --             --                1,079
 Interest rate
  derivatives                     688             --                 (603)
 GMWB hedging
  instruments                 140,611             --             (102,205)
 US macro hedge
  program                     173,970             --             (230,361)
 International program
  hedging instruments          11,564             --              (29,953)
                             --------            ---            ---------
                                                   $
TOTAL DERIVATIVES (3)        $326,833             --            $(362,043)
                             --------            ---            ---------


                            PURCHASES,        TRANSFERS        TRANSFERS         FAIR VALUE
                            SALES, AND           INTO           OUT OF             AS OF
(AMOUNTS IN THOUSANDS)     SETTLEMENTS       LEVEL 3 (2)      LEVEL 3 (2)      DEC. 31, 2010
----------------------  -----------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $408            $381             $(18)               $644
Preferred stocks                 (162)             --             (243)                 --
Common stocks                      --              --               --                   4
                             --------            ----            -----            --------
TOTAL BONDS AND STOCKS           $246            $381            $(261)               $648
Derivatives
 Credit derivatives               122              --               --               1,201
 Interest rate
  derivatives                      --              --               --                  85
 GMWB hedging
  instruments                $464,428              --               --             502,834
 US macro hedge
  program                     259,859              --               --             203,468
 International program
  hedging instruments          22,932              --               --               4,543
                             --------            ----            -----            --------

TOTAL DERIVATIVES (3)        $747,341            $ --             $ --            $712,131
                             --------            ----            -----            --------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or fair value. The following table presents carrying amounts and fair values of the Company's financial instruments subject to fair value disclosures as of December 31:

                                                              2011                                      2010
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
(AMOUNTS IN THOUSANDS)                             VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $13,790,161          $14,652,462          $11,069,389          $11,316,260
 Preferred stocks                                       8,446                7,189                8,902                7,200
 Common stocks -- unaffiliated                        146,026              146,026                7,590                7,590
 Mortgage loans -- affiliated                         862,591              862,591              741,811              741,811
 Mortgage loans on real estate                        660,905              687,446              436,752              446,075
 Derivative related assets (1)                      1,602,785            1,596,069              865,862              870,447
 Contract loans                                       370,655              442,771              364,509              360,979
 Separate Account assets (2)                       48,234,930           48,234,930           58,399,199           58,399,199
Liabilities
 Liability for deposit-type contracts                $(65,825)            $(65,825)            $(67,566)            $(67,566)
 Derivative related liabilities (1)                   (36,184)             (36,184)             (68,463)             (68,463)
 Separate Account liabilities (2)                 (48,234,930)         (48,234,930)         (58,399,199)         (58,399,199)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2011 and 2010, with a fair value asset position of $1,608,775 and $856,795, respectively, and a liability position of $(36,184) and $(68,463), respectively. Excludes derivative contracts that receive hedge accounting and have a $0 statement value at December 31, 2011 and 2010. These derivatives are not reported on the Statements of Admitted Assets, Liabilities and Capital and Surplus pages and have fair values as of December 31, 2011 and 2010, of $207,685 and $186,947,
     respectively.

(2) Excludes approximately $20.1 million and $20.8 million, respectively at December 31, 2011 and 2010 of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

At December 31, 2011 and 2010, the Company had no investments where it is not practicable to estimate fair value.

5. INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/("DTL)") at period end and the change in those components are as follows:
Paragraph ("Para.") references refer to SSAP No. 10R .

                                                                      2011
                                          ORDINARY                  CAPITAL                 TOTAL
------------------------------------------------------------------------------------------------------------
Gross DTA                                   $1,573,302,985         $177,028,688          $1,750,331,673
Statutory valuation allowance                           --                   --                      --
                                          ----------------       --------------       -----------------
Adjusted gross DTA                           1,573,302,985          177,028,688           1,750,331,673
Gross DTL                                     (722,553,499)                  --            (722,553,499)
                                          ----------------       --------------       -----------------
Net DTA/(DTL) before admissibility test        850,749,486          177,028,688           1,027,778,174
Nonadmitted DTA                                326,583,260          171,377,688             497,960,948
                                          ----------------       --------------       -----------------
Net admitted DTA/(DTL)                        $524,166,226           $5,651,000            $529,817,226
                                          ================       ==============       =================

                                                                     2011
                                              ORDINARY             CAPITAL               TOTAL
----------------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                    $ --               $ --                   $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                        347,560,484          5,651,000            353,211,484
 (c) Para. 10.b.i. DTA's realized within
  one year                                     685,139,000          5,651,000            690,790,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                           XXX                XXX            353,211,484
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                          722,553,499                 --            722,553,499
                                          ----------------       ------------       ----------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                           $1,070,113,983         $5,651,000         $1,075,764,983
                                          ----------------       ------------       ----------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                              $ --               $ --                   $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)          176,605,742                 --            176,605,742
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years                  391,671,516                 --            391,671,516
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                           XXX                XXX            176,605,742
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's                  --                 --                     --
                                          ----------------       ------------       ----------------
 (l) Total admission per Para. 10.e.          $176,605,742               $ --           $176,605,742
                                          ----------------       ------------       ----------------
Used in para. 10.d.:
 (m) Total adjusted capital                            XXX                XXX         $3,934,408,488
 (n) Authorized control level                          XXX                XXX            182,378,317

                                                                  2011
                                            ORDINARY             CAPITAL              TOTAL
                                             PERCENT             PERCENT             PERCENT
-----------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0%                  0%                  0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         18%                  1%                 19%

                                                                    2011
                                             ORDINARY            CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                           $347,560,484         $5,651,000            $353,211,484
 (b) Admitted assets                                 XXX                XXX          67,581,371,975
 (c) Adjusted statutory surplus*                     XXX                XXX           3,532,114,838
 (d) Total adjusted capital from DTAs                XXX                XXX             353,211,484
Increases due to SSAP No. 10R, Para.
 10.e.:
 (e) Admitted deferred tax assets           $176,605,742               $ --            $176,605,742
 (f) Admitted assets                                 XXX                XXX             176,605,742
 (g) Statutory surplus                               XXX                XXX             176,605,742

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

X  XX represents not applicable amounts.

                                                        2010
                                   ORDINARY           CAPITAL             TOTAL
----------------------------------------------------------------------------------------
Gross DTA                       $1,123,942,019      $156,548,674      $1,280,490,693
Statutory valuation allowance               --                --                  --
                                --------------      ------------      --------------
Adjusted gross DTA               1,123,942,019       156,548,674       1,280,490,693
Gross DTL                         (465,290,272)               --        (465,290,272)
                                --------------      ------------      --------------
Net DTA/(DTL) before               658,651,747       156,548,674         815,200,421
 admissibility test
Nonadmitted DTA                    124,457,573       146,329,674         270,787,247
                                --------------      ------------      --------------
Net admitted DTA/(DTL)            $534,194,174       $10,219,000        $544,413,174
                                --------------      ------------      --------------

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                $ --             $ --               $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                    352,723,116       10,219,000        362,942,116
 (c) Para. 10.b.i. DTA's realized within
  one year                                 397,800,000       10,219,000        408,019,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                       XXX              XXX        362,942,116
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                      465,290,272               --        465,290,272
                                          ------------      -----------       ------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                         $818,013,388      $10,219,000       $828,232,388
                                          ------------      -----------       ------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                          $ --             $ --               $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)      181,471,058               --        181,471,058
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years              238,954,884               --        238,954,884
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                       XXX              XXX        181,471,058
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's              --               --                 --
                                          ------------      -----------       ------------
 (l) Total admission per Para. 10.e.      $181,471,058             $ --       $181,471,058
                                          ------------      -----------       ------------
Used in para. 10.d.:
 (m) Total adjusted capital                        XXX              XXX       $3,898,065,927
 (n) Authorized control level                      XXX              XXX        164,366,052

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
                                            PERCENT           PERCENT           PERCENT
------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0  %              0  %              0  %
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         12  %              2  %             14  %

                                                           2010
                                   ORDINARY             CAPITAL                TOTAL
------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b,
 and 10.c.:
 (a) Admitted DTA                 $352,723,116         $10,219,000            $362,942,116
 (b) Admitted assets                       XXX                 XXX          73,445,450,162
 (c) Adjusted statutory
  surplus*                                 XXX                 XXX           3,648,611,820
 (d) Total adjusted capital
  from DTAs                                XXX                 XXX             362,942,116
Increases due to SSAP No. 10R,
 Para. 10.e.:
 (e) Admitted deferred tax
  assets                          $181,471,058                $ --            $181,471,058
 (f) Admitted assets                       XXX                 XXX             181,471,058
 (g) Statutory surplus                     XXX                 XXX             181,471,058

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

                                                                                      CHANGE DURING 2011
                                                                      ORDINARY              CAPITAL               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Gross DTA                                                             $449,360,966         $20,480,014          $469,840,980
Statutory valuation allowance                                                   --                  --                    --
                                                                   ---------------       -------------       ---------------
Adjusted gross DTA                                                     449,360,966          20,480,014           469,840,980
Gross DTL                                                             (257,263,227)                 --          (257,263,227)
                                                                   ---------------       -------------       ---------------
Net DTA before admissibility test                                      192,097,739          20,480,014           212,577,753
Nonadmitted DTA                                                        202,125,687          25,048,014           227,173,701
                                                                   ---------------       -------------       ---------------
Net admitted DTA/(DTL)                                                $(10,027,948)        $(4,568,000)         $(14,595,948)
                                                                   ---------------       -------------       ---------------

                                                                                       CHANGE DURING 2011
                                                                        ORDINARY             CAPITAL              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Admission calculation components Para.10.a., 10.b. and 10.c.:
 (a) Admitted pursuant to para. 10.a. carryback period                         $ --                $ --                 $ --
 (b) Admitted pursuant to para. 10.b. (lesser of I or ii)                (5,162,632)         (4,568,000)          (9,730,632)
 (c) Para. 10.b.i. DTA's realized within one year                       287,339,000          (4,568,000)         282,771,000
 (d) Para. 10.b.ii. 10% surplus limitation                                      XXX                 XXX           (9,730,632)
 (e) Admitted pursuant to para. 10.c. offset against DTLs               257,263,227                  --          257,263,227
                                                                     --------------       -------------       --------------
 (f) Total admission per para. 10.a., 10.b. and 10.c.                  $252,100,595         $(4,568,000)        $247,532,595
Admission calculation components para.10.e.:
 (g) Para. 10.e.i. additional carryback period                                 $ --                $ --                 $ --
 (h) Additional admitted pursuant to para. 10.e.ii. (lesser of a or
  b)                                                                     (4,865,316)                 --           (4,865,316)
 (i) Para. 10.e.ii.a. additional DTA's realized within three years      152,716,632                  --          152,716,632
 (j) Para. 10.e.ii.b. additional surplus limitation                             XXX                 XXX           (4,865,316)
 (k) Additional admitted pursuant to para. 10.e.iii. offset against
  DTL's                                                                          --                  --                   --
                                                                     --------------       -------------       --------------
 (l) Total Admission per Para. 10.e.                                    $(4,865,316)               $ --          $(4,865,316)
                                                                     --------------       -------------       --------------
Used in para. 10.d.:
 (m) Total adjusted capital                                                     XXX                 XXX          $36,342,561
 (n) Authorized control level                                                   XXX                 XXX           18,012,265

                                                                                            CHANGE DURING 2011
                                                                          ORDINARY                 CAPITAL              TOTAL
                                                                          PERCENT                  PERCENT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total adjusted gross DTAs)                         0%                   0%                  0%
 (b) Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                            6%                  (1)%                 5%

                                                                                      CHANGE DURING 2011
                                                                     ORDINARY             CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
SSAP 10R, para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                                                    $(5,162,632)        $(4,568,000)            $(9,730,632)
 (b) Admitted assets                                                         XXX                 XXX          (5,864,078,187)
 (c) Adjusted statutory surplus                                              XXX                 XXX            (116,496,982)
 (d) Total adjusted capital from DTAs                                        XXX                 XXX              (9,730,632)
Increases due to SSAP No. 10R, para. 10.e.:
 (e) Admitted deferred tax assets                                    $(4,865,316)               $ --             $(4,865,316)
 (f) Admitted assets                                                         XXX                 XXX              (4,865,316)
 (g) Statutory surplus                                                       XXX                 XXX              (4,865,316)

The Company has elected to admit DTA pursuant to para. 10.e. of SSAP No. 10R for both the years ending December 31, 2011 and 2010.

B.  DTLs are not recognized for the following amounts:

     Not applicable

C. 1.The components of current income tax expense are as follows:

                                                2011              2010                  2009
-------------------------------------------------------------------------------------------------------
Federal taxes before capital gains, NOL,
 and AMT                                        $87,215,151     $233,037,991          $611,745,947
Foreign taxes                                            --               --                    --
NOL limitation/utilization                               --      (91,111,901)         (219,123,083)
Alternative minimum tax                                  --        2,399,043                    --
Prior period adjustments                         27,853,194     (209,820,488)           54,085,058
                                          -----------------  ---------------       ---------------
      TOTAL CURRENT FEDERAL INCOME TAXES
                                INCURRED     $115,068,345 $     $(65,495,355)         $446,707,922
                                          -----------------  ---------------       ---------------

2.The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                2011                   2010                 CHANGE
------------------------------------------------------------------------------------------------------------
DTA: ORDINARY
  Reserves                                    $817,813,096           $397,745,905          $420,067,191
  Tax deferred acquisition costs               266,456,659            274,393,125            (7,936,466)
  Employee benefits                              5,054,636              6,406,839            (1,352,203)
  Bonds and other investments                  281,153,876            241,902,420            39,251,456
  State taxes                                           --                     --                    --
  NOL/min tax credit/foreign tax credits       190,524,387            156,094,265            34,430,122
  Unrealized ordinary gains/(losses)                    --             33,547,041           (33,547,041)
  Other                                         12,300,331             13,852,424            (1,552,093)
                                          ----------------       ----------------       ---------------
                  SUBTOTAL: DTA ORDINARY     1,573,302,985          1,123,942,019           449,360,966
   Ordinary statutory valuation
    allowance                                           --                     --                    --
                                          ----------------       ----------------       ---------------
       TOTAL ADJUSTED GROSS ORDINARY DTA     1,573,302,985          1,123,942,019           449,360,966
                                          ----------------       ----------------       ---------------
   Nonadmitted ordinary DTA                    326,583,260            124,457,573           202,125,687
                                          ----------------       ----------------       ---------------
   Admitted ordinary DTA                     1,246,719,725            999,484,446           247,235,279
                                          ----------------       ----------------       ---------------
DTA: CAPITAL
  Bonds and other investments                   20,282,441            108,023,027           (87,740,586)
  Unrealized gains/losses                      156,746,247             48,525,647           108,220,600
                                          ----------------       ----------------       ---------------
                   SUBTOTAL: DTA CAPITAL       177,028,688            156,548,674            20,480,014
   Capital statutory valuation allowance                --                     --                    --
                                          ----------------       ----------------       ---------------
        TOTAL ADJUSTED GROSS CAPITAL DTA       177,028,688            156,548,674            20,480,014
   Nonadmitted capital DTA                     171,377,688            146,329,674            25,048,014
                                          ----------------       ----------------       ---------------
   Admitted capital DTA                          5,651,000             10,219,000            (4,568,000)
                                          ----------------       ----------------       ---------------
                      TOTAL ADMITTED DTA    $1,252,370,725         $1,009,703,446          $242,667,279
                                          ----------------       ----------------       ---------------
DTL: ORDINARY
  Bonds and other investments                $(174,246,402)         $(242,823,242)          $68,576,840
  Unrealized Ordinary Gains/Losses            (360,418,791)                    --          (360,418,791)
  Deferred and uncollected                     (24,610,814)           (23,194,408)           (1,416,406)
  Reserves                                    (154,167,836)          (176,329,997)           22,162,161
  Other                                         (9,109,656)           (22,942,625)           13,832,969
                                          ----------------       ----------------       ---------------
                TOTAL GROSS ORDINARY DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
DTL: CAPITAL
  Investment related                                    --                     --                    --
  Other                                                 --                     --                    --
                                          ----------------       ----------------       ---------------
                 TOTAL GROSS CAPITAL DTL                --                     --                    --
                                          ----------------       ----------------       ---------------
                      TOTAL ADJUSTED DTA     1,750,331,673          1,280,490,693           469,840,980
                               TOTAL DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
                  NET ADJUSTED DTA/(DTL)    $1,027,778,174           $815,200,421          $212,577,753
                                          ----------------       ----------------       ---------------
Adjust for the change in deferred tax on
 unrealized gains/(losses)                                                                  285,745,232
Adjust for the stock compensation
 transfer                                                                                     1,286,037
Other adjustments                                                                                    --
                                                                                        ---------------
Adjusted change in net deferred income
 tax                                                                                       $499,609,022
                                                                                        ---------------

D.  Reconciliation of federal income tax rate to actual effective tax rate:

     The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                                  2011
                                                        % OF PRE-TAX
                                                           INCOME
                                 TAX EFFECT            $(732,529,932)
--------------------------------------------------------------------------
Statutory tax -- 35%            $(256,385,476)                  35.00%
Tax preferred investments         (91,500,000)                  12.49%
Affiliated dividends              (25,714,500)                   3.51%
IMR Adjustments                            --                    0.00%
All other                            (683,314)                   0.09%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------
Federal and foreign income
 taxes incurred                  $115,068,345                  (15.71)%
Federal income tax on net
 capital gains                     10,257,387                   (1.40)%
Change in net deferred assets
 to aggregate write-ins                    --                    0.00%
Change in net deferred income
 taxes                           (499,609,022)                  68.20%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------

                                               2010                                     2009
                                                    % OF PRE-TAX                              % OF PRE-TAX
                                                       INCOME                                    INCOME
                                TAX EFFECT           $39,421,066       TAX EFFECT            $2,854,257,293
-----------------------------  --------------------------------------------------------------------------------
Statutory tax -- 35%            $13,797,373               35.00%       $998,990,053                 35.00%
Tax preferred investments       (92,800,000)            (235.41)%       (97,710,060)                (3.42)%
Affiliated dividends            (49,000,000)            (124.30)%                --                  0.00%
IMR Adjustments                  18,491,508               46.91%                 --                  0.00%
All other                        21,947,331               55.68%        (31,173,685)                 1.09%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------
Federal and foreign income
 taxes incurred                $(65,495,355)            (166.14)%      $446,707,922                 15.66%
Federal income tax on net
 capital gains                   24,972,650               63.35%         (1,061,661)                (0.04)%
Change in net deferred assets
 to aggregate write-ins                  --                0.00%                 --                  0.00%
Change in net deferred income
 taxes                          (47,041,083)            (119.33)%       424,460,047                 14.87%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------

E. 1. At December 31, 2011, the Company had $0 of net operating loss carryforward and $33,607,581 of foreign tax credit carryforward.

2. The amount of federal income taxes incurred in the current year and prior year that will be available for recoupment in the event of future net losses are:

2011                                                              $ --
2010                                                              $ --
2009                                                              $ --

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2011.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Federal Trust Corporation
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Hartford Underwriters General Agency, Inc.
Hartford Fire Insurance Company                        Hartford of Texas General Agency, Inc.
Hartford Accident and Indemnity Company                Nutmeg Insurance Agency, Inc.
Hartford Casualty Insurance Company                    Hartford Lloyd's Corporation
Hartford Underwriters Insurance Company                1st AgChoice, Inc.
Twin City Fire Insurance Company                       ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                        Access CoverageCorp, Inc.
Trumbull Insurance Company                             Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois                 Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast            Hartford Strategic Investments LLC
Hartford Lloyd's Insurance Company                     Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                       Hartford Life International Ltd.
First State Insurance Company                          Hartford Equity Sales Company, Inc.
New England Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation                    Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                     The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                         Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                          Woodbury Financial Services, Inc.
Hartford Investment Management Co.                     Hartford Life, Ltd.
HARCO Property Services, Inc.                          Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.                   Hartford Life Insurance Company
HRA, Inc.                                              Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                           Hartford International Life Reassurance Corp.
Hartford Technology Services Company                   Hartford Hedge Fund Company, LLC
Ersatz Corporation                                     American Maturity Life Insurance Company
Federal Trust Bank                                     Champlain Life Reinsurance Company
Federal Trust Mortgage Company                         White River Life Reinsurance Company

  2.   Federal Income Tax Allocation

       The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $27,899,817 and $200,232,730 respectively, as of December 31, 2011 and $30,695,750 and $263,290,073 respectively, as of December 31, 2010.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                        DIRECT            ASSUMED             CEDED                    NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits               $10,948,992,648    $5,217,901,345    $(4,953,576,011)        $11,213,317,982
Policy and contract claim liabilities                     77,162,981         9,362,396        (38,432,611)             48,092,766
Premium and annuity considerations                     2,478,347,638       327,157,421     (1,404,362,300)          1,401,142,759
Death, annuity, disability and other benefits            541,731,135       421,610,418       (251,193,984)            712,147,569
Surrenders and other fund withdrawals                  8,945,267,166       260,269,537     (8,873,703,048)            331,833,655

\

                                                       DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate reserves for future benefits              $9,741,574,542    $3,144,059,280     $(4,095,902,315)          $8,789,731,507
Policy and contract claim liabilities                   54,934,084        10,325,147         (23,615,797)              41,643,434
Premium and annuity considerations                   2,667,556,144       652,323,718      (2,209,840,036)           1,110,039,826
Death, annuity, disability and other benefits          487,561,170       390,966,382        (172,286,142)             706,241,410
Surrenders and other fund withdrawals                8,302,516,938       209,026,355      (8,228,197,412)             283,345,881

                                                  DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate reserves for future benefits         $8,933,879,818    $2,900,085,402     $(3,700,210,296)          $8,133,754,924
Policy and contract claim liabilities              57,230,687         8,119,389         (31,367,442)              33,982,634
Premium and annuity considerations              3,748,791,357       332,506,411     (59,184,582,660)         (55,103,284,892)
Death, annuity, disability and other              414,536,725       348,187,105        (135,525,518)             627,198,312
 benefits
Surrenders and other fund withdrawals           7,148,343,641       295,272,000      (2,041,820,000)           5,401,795,641

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $396,054,980 in 2011, an increase of $161,739,538 from the 2010 balance of $234,315,442. The total amount of reinsurance credits taken for this agreement was $609,315,354 in 2011, an increase of $248,830,058 from the 2010 balance of $360,485,296.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following list describes the reinsurance agreements with HLIKK:

- Effective August 31, 2005, the Company assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, the Company also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. Additionally, a tiered premium structure was implemented. In connection with this Reinsurance Agreement, the Company collected premiums of $179,915,572, $160,823,000 and $161,329,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion have elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $859,383, $824,000 and $11,357,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective February 29, 2008, the Company assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this agreement, the Company collected premiums of $3,559,447, $3,413,000 and $3,398,000 for the years ended December 31, 2011,
    2010 and 2009, respectively.

- Effective October 1, 2008, the Company assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this agreement, the Company collected premiums of $3,044,045, $2,952,000 and $2,772,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective November 1, 2010, the Company entered into a modified coinsurance ("Modco") reinsurance agreement with an affiliate, Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd. where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement as of December 31, 2011 and 2010, the Company recorded a net receivable of $35,984,078 and $21,952,000, respectively, and collected premiums of $10,370,089 and $344,271,000 for the years ended December 31, 2011 and 2010, respectively.

C. REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The WRR Agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company as summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract and rider benefits written by HLIKK, which are reinsured to the Company;

- Annuity contracts and associated riders assumed by the Company under unaffiliated assumption reinsurance agreements; and,

- Annuitizations of and certain other settlement options offered under direct annuity contracts.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

Effective November 1, 2010, the Company amended the WRR Agreement to cede, on a Modco basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR Agreement for the years ended December 31, 2011, 2010, and 2009, the Company recorded a net receivable/(payable) of $221,498,890, $247,758,000, and ($209,572,000), respectively, with net payables reported within Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus, Funds held under reinsurance treaties with unauthorized reinsurers of $189,281,081, $237,537,000, and $0, respectively, and paid premiums of $885,985,397, $1,558,884,000, and $58,332,509,000, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain Life uses a third party letter of credit to back a certain portion of its statutory reserves, and this letter of credit has been assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $209,973,214, $348,509,000 and $567,248,000 for the years ended December 31,
2011, 2010 and 2009, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2011                                         2010
                                             GROSS               NET OF LOADING           GROSS               NET OF LOADING
---------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                       $3,057,394               $3,574,806          $2,589,472               $2,934,930
Ordinary renewal                            16,480,250               13,986,006          14,839,975               22,578,933
Group life                                      54,208                   35,800              59,652                   41,073
                                         -------------            -------------       -------------            -------------
                                  TOTAL    $19,591,852              $17,596,612         $17,489,099              $25,554,936
                                         -------------            -------------       -------------            -------------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were charged by

Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2011 and 2010, the Company reported $19,756,182 and $26,596,241, respectively, as a receivable from and $23,109,160 and $45,865,666, respectively, as a payable to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075,123.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the Pension Plans of $18,704,662, $15,265,680 and $19,400,102, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the other postretirement benefit plans of $1,383,478, $1,567,512 and $2,140,490, respectively.

Substantially all employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2011, 2010 and 2009 was $4,883,327, $5,756,026 and $5,995,850, respectively.

The Company participates in postemployment plans sponsored by, and included in the financial statements of, Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2011, 2010, and 2009, the Company was allocated expense under these plans of $664,382, $712,102, and $500,593, respectively. In addition, expense (income) for the Company under this plan was $32,433, ($395,700) and ($391,523) for the years ended December 31, 2011, 2010 and 2009, respectively, resulting from valuation adjustments.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2011, 2010, and 2009, ordinary dividends of $0, $72,000,000 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $393,143,907 in 2012.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $48,255,070,982 and $58,419,988,303 as of December 31, 2011 and 2010, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2011 and 2010, the Company's Separate Account statement included legally insulated assets of $48,255,070,982 and $58,419,988,303, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $1,095,419,763, $1,172,978,000 and $1,165,306,000 for the years ended December 31, 2011, 2010 and 2009, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2011 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2011:
                                              $ --             $ --              $ --             $866,204,030       $866,204,030
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           47,393,828,472     47,393,828,472
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           47,393,828,472     47,393,828,472
                                              ----             ----              ----        -----------------  -----------------
 By withdrawal characteristics:
  Subject to discretionary withdrawal           --               --                --                       --                 --
  With fair value adjustment                    --               --                --                       --                 --
  At BV without FV adjustment and with
   surrender charge of 5% or more               --               --                --                       --                 --
  At fair value                                 --               --                --           47,285,004,026     47,285,004,026
  At BV without FV adjustment and with
   surrender charge of less than 5%             --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           47,285,004,026     47,285,004,026
  Not subject to discretionary
   withdrawal                                   --               --                --              108,824,446        108,824,446
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $47,393,828,472    $47,393,828,472
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                    2011                   2010                   2009
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                     $866,204,030         $1,066,846,000         $1,658,014,000
Transfer from Separate Accounts                                 (8,302,354,037)        (7,208,445,000)        (5,464,863,000)
                                                              ----------------       ----------------       ----------------
Net transfer from Separate Accounts                             (7,436,150,007)        (6,141,599,000)        (3,806,849,000)
Internal exchanges and other Separate Account activity             (10,460,311)            (2,822,000)              (672,000)
                                                              ----------------       ----------------       ----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                    $(7,446,610,318)       $(6,144,421,000)       $(3,807,521,000)
                                                              ----------------       ----------------       ----------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO"), an indirect subsidiary of the Company, received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Hartford mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six Hartford mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $777,869, $166,851 and $(18,677) in 2011, 2010 and 2009 respectively, of which
$694,413, $34,365 and $497,971 in 2011, 2010 and 2009 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,433,408 and $2,738,995 as of December 31, 2011 and 2010,
respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $8,039,174, $6,941,575 and $9,704,610 in 2011, 2010 and 2009, respectively.
Future minimum rental commitments are as follows:

2012                               $6,479,417
2013                                5,052,469
2014                                3,455,785
2015                                2,547,414
2016                                1,883,930
Thereafter                          2,957,552
                                -------------
Total                             $22,376,567
                                -------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense was recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $0 and $5,282,511 in 2011, 2010 and 2009, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of The Hartford's consolidated tax return. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $119,417,997, $88,631,465 and $113,430,502 related to the Separate Account DRD for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $938,384, $(4,168,534) and $15,720,441 in 2011, 2010
and 2009, respectively. In addition, the 2011 DRD benefit includes $26,979,613 tax benefit recorded as a result of a resolution of a tax matter with the IRS for the computation of the DRD for the years 1998, 2000 and 2001.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. No regulations have been issued to date. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit for foreign taxes paid including payments from its Separate Account assets. This credit reduces the Company's U.S. tax liability. The Separate Account foreign tax credit is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through from the mutual funds. The Company recorded benefits of $6,751,856, $2,396,560 and $11,125,000 related to Separate Account foreign tax credit in the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $424,481, $(3,504,251) and $1,541,000 in 2011, 2010 and 2009, respectively.

(E) FUNDING OBLIGATION

At December 31, 2011, the Company had outstanding commitments totaling $124,071,000 of which $4,821,000 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 4 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $119,250,000 of outstanding commitments is related to various private placement and mortgage loan commitments with commitment periods that expire in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferred premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 State of Connecticut audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company recorded an adjustment to "Capital and Surplus" of $(7,208,000) in 2010 representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571,000 in "Change in nonadmitted assets" and $(21,779,000) in "Correction of prior year error." The change in calculation and accounting had an immaterial effect on the Company's net income for the year ended December 31, 2009, and in 2010 and 2011 decreased net income by approximately $1,973,000 and $0, respectively. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2010 and 2011.

14.  SALES OF AFFILIATES

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000,000, net of capital gains tax withheld of $5,000,000. As a result of the Share Purchase Agreement, the Company recorded an asset impairment charge of $44,000,000 after-tax in 2009, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704,000 for the sale of HICC and $20,043,000 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3, Liabilities, Surplus and Other Funds, of the 2010 and 2009 Annual Statements, as filed:

                                     AGGREGATE
                                   WRITE-INS FOR
                                     OTHER THAN
                                  SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
(AMOUNTS IN THOUSANDS)                 FUNDS                  FUNDS                AND SURPLUS
----------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 3 of Annual Statement         $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R
  Adoption                              266,358                (266,358)                     --
                                     ----------            ------------            ------------
Per the accompanying financial
 statements                            $456,321                $737,571              $4,085,601
                                     ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5, Cash Flow, of the 2010 and 2009 Annual Statements, as filed:

                                                                                CAPITAL AND            NET CASH
                                       COST OF                                    PAID IN                FROM
                                     INVESTMENTS            NET CASH           SURPLUS, LESS        FINANCING AND
                                     ACQUIRED --              FROM               TREASURY           MISCELLANEOUS
(AMOUNTS IN THOUSANDS)                  STOCK              INVESTMENTS             STOCK               SOURCES
---------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 5 of Annual Statement        $(1,124,386)             $43,065            $(213,938)             $590,366
 Receipt of WRR                          (700,000)            (700,000)             700,000               700,000
                                    -------------          -----------          -----------          ------------
Per the accompanying financial
 statements                           $(1,824,386)           $(656,935)             486,062            $1,290,366
                                    -------------          -----------          -----------          ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2011, through the financial statement issuance date of April 9, 2012. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it has decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford will cease selling its individual annuity products in the second quarter of 2012. In addition, The Hartford is pursuing sales or other strategic alternatives for its individual life, retirement plans and Woodbury Financial Services businesses.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
     (2)  Not applicable.
     (3)  (a)  Amended and Restated Principal Underwriter Agreement.(2)
     (3)  (b)  Form of Dealer Agreement.(3)
     (4)  (a)  Form of Individual Flexible Premium Variable Annuity
               Contract.(4)
     (4)  (b)  MAV / MAV Plus
     (4)  (c)  Principal First
     (4)  (d)  Principal First Preferred
     (4)  (e)  Lifetime Income Foundation Rider (Single)
     (4)  (f)  Lifetime Income Foundation Rider (Joint Life / Single)
     (4)  (g)  Lifetime Income Builder II Rider (Single)
     (4)  (h)  Lifetime Income Builder II Rider (Joint Life / Spousal)
     (4)  (i)  The Hartford's Lifetime Income Builder Selects Rider
               (Single)
     (4) (j) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal)
     (4)  (k)  The Hartford's Lifetime Income Builder Portfolios Rider
               (Single)
     (4) (l) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal)
     (5)  Form of Application.(5)
     (6)  (a)  Certificates of Incorporation of Hartford.(6)
     (6)  (b)  Bylaws of Hartford.(6)
     (7)  Reinsurance Agreements and Amendments
          (a)  Transamerica Financial Life Insurance Company
          (b)  ACE Tempest Life Reinsurance Ltd. (October 1, 2002)
          (c)  ACE Tempest Life Reinsurance Ltd. (June 2, 2003)
          (d)  ACE Tempest Life Reinsurance Ltd. (April 1, 2004)
          (e)  Swiss Re Life & Health America, Inc. (HL)
          (f)  Swiss Re Life & Health America, Inc. (HLA)
     (8)  Fund Participation Agreements and Amendments
          (a)  AIM Variable Insurance Funds
          (b)  American Funds Insurance Series
          (c)  Franklin Templeton Variable Insurance Products Trust
          (d)  Hartford Series Fund, Inc.
          (e)  MFS Variable Insurance Trust
          (f) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(7)
          (g) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(7)
     (9)  Opinion and Consent of Sarah M. Patterson, Senior Counsel.
     (10) (a) Consent of Deloitte & Touche LLP.
     (10) (b) Independent Auditors' Consent
     (11) No financial Statements are omitted.
     (12) Not applicable.
     (99) Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-76419, filed on June 21, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Pre-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101945, filed on April 7, 2003.

(5) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101944, filed on April 7, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara (1)                 Chief Accounting Officer
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (2)                Vice President
Michael Concannon (1)               Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (3)           Senior Vice President
Stephen B. Harris (1)               Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (4)                Actuary, Vice President
Charles E. Hunt (1)                 Vice President
Donald C. Hunt (1)                  Assistant Secretary, Vice President
Jeannie M. Iannello (5)             Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Brian P. Laubacker (6)              Vice President/Regional Sales
David N. Levenson                   Chief Executive Officer, President, Chairman of the Board, Director*
William P. Meaney (3)               Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland (3)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President
Brian Pedersen                      Vice President
Colleen B. Pernerewski              Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Beverly L. Rohlik (5)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Senior Vice President
Laura Santirocco (1)                Assistant Secretary, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Wade A. Seward                      Vice President
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark M. Socha (1)                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten (4)              Vice President
Charles N. Vest                     Actuary, Vice President
Anthony Vidovich (1)                Vice President
James M. Yanosy (1)                 Controller, Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 55 Farmington Avenue, Hartford, CT 06105

(4)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(5)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(6)  Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-176150, filed on April 23, 2012.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2012, there were 229,659 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                                           POSITIONS AND OFFICES
NAME                                                                          WITH UNDERWRITER
-----------------------------------------------------------------------------------------------------------------------------
Robert Arena                                   Executive Vice President/Business Line Principal and Director
Diana Benken                                   Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle                             Vice President
Jared A. Collins (1)                           Vice President
Christopher S. Conner (2)                      AML Compliance Officer and Chief Compliance Officer
James Davey                                    Director
Kathleen E. Jorens (3)                         Vice President, Assistant Treasurer
Steven Kluever                                 Vice President
Vernon Meyer                                   Senior Vice President
Robert W. Paiano (3)                           Senior Vice President, Treasurer
Sharon A. Ritchey                              President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine                                 Secretary
Martin A. Swanson                              Vice President/Marketing
Diane E. Tatelman                              Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

------------

(1)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of April, 2012.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Sarah M. Patterson
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Sarah M. Patterson
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       President, Chief Executive Officer
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David G. Bedard, Chief Financial Officer,
  Senior Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*                         *By:   /s/ Sarah M. Patterson
                                                                          -----------------------------------
David N. Levenson, Chief Executive Officer,                               Sarah M. Patterson
  President, Chairman of the Board, Director*                             Attorney-in-Fact
Mark J. Niland, Senior Vice President, Director*                   Date:  April 23, 2012

333-101949

                                 EXHIBIT INDEX

      (4)  (b) MAV / MAV Plus
      (4)  (c) Principal First
      (4)  (d) Principal First Preferred
      (4)  (e) Lifetime Income Foundation Rider (Single)
      (4)  (f) Lifetime Income Foundation Rider (Joint Life / Single)
      (4)  (g) Lifetime Income Builder II Rider (Single)
      (4)  (h) Lifetime Income Builder II Rider (Joint Life / Spousal)
      (4)  (i) The Hartford's Lifetime Income Builder Selects Rider (Single)
      (4) (j) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal)
      (4)  (k) The Hartford's Lifetime Income Builder Portfolios Rider
           (Single)
      (4) (l) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal)
      (7)  Reinsurance Agreements and Amendments
           (a) Transamerica Financial Life Insurance Company
           (b) ACE Tempest Life Reinsurance Ltd. (October 1, 2002)
           (c) ACE Tempest Life Reinsurance Ltd. (June 2, 2003)
           (d) ACE Tempest Life Reinsurance Ltd. (April 1, 2004)
           (e) Swiss Re Life & Health America, Inc. (HL)
           (f) Swiss Re Life & Health America, Inc. (HLA)
      (8)  Fund Participation Agreements and Amendments
           (a) AIM Variable Insurance Funds
           (b) American Funds Insurance Series
           (c) Franklin Templeton Variable Insurance Products Trust
           (d) Hartford Series Fund, Inc.
           (e) MFS Variable Insurance Trust
      (9)  Opinion and Consent of Sarah M. Patterson, Senior Counsel.
     (10)  (a) Consent of Deloitte & Touche LLP.
     (10)  (b) Independent Auditors' Consent
     (99)  Copy of Power of Attorney.